1933 Act Registration No. 33-16905
                                              1940 Act Registration No. 811-5309

   As filed with the Securities and Exchange Commission on November 16, 1995

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [x]

                       Pre-Effective Amendment No.       [ ]
                       Post-Effective Amendment No. 24   [x]

                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940  [x]

                                Amendment No. 25

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

              680 EAST SWEDESFORD ROAD, WAYNE, PENNSYLVANIA 19087
              (Address of Principal Executive Offices) (Zip Code)

                                 (610) 254-1924
              (Registrant's Telephone Number, including Area Code)

                                   DAVID LEE
    C/O SEI CORPORATION, 680 EAST SWEDESFORD ROAD, WAYNE, PENNSYLVANIA 19087
                    (Name and Address of Agent for Service)

                                   Copies to:
 Kathryn Stanton, Esq.                               Michael J. Radmer, Esq.
   SEI Corporation                                      James D. Alt, Esq.
680 East Swedesford Road                                 Dorsey & Whitney
Wayne, Pennsylvania 19087                             220 South Sixth Street
                                                   Minneapolis, Minnesota  55402

It is proposed that this filing shall become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b) of rule 485
     [ ] on (date) pursuant to paragraph (b) of rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [x] on January 31, 1995 pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed with the Securities and Exchange Commission on November 14, 1995.


                     FIRST AMERICAN INVESTMENT FUNDS, INC.

             CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

     NOTE: PART A of this Registration Statement consists of six Prospectuses, as follows:

     1. Retail Class Prospectus relating to Class A and Class B Shares of the following funds (the "Equity Funds"): Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Regional Equity Fund, Special Equity Fund, Technology Fund, Health Sciences Fund, Real Estate Securities Fund, and International Fund.

     2. Institutional Class Prospectus relating to Class C Shares of the Equity Funds.

     3. Retail Class Prospectus relating to Class A and Class B Shares of the following funds (the "Taxable Fixed Income Funds"): Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, and Intermediate Government Bond Fund.

     4. Institutional Class Prospectus relating to Class C Shares of the Taxable Fixed Income Funds.

     5. Retail Class Prospectus relating to Class A and Class B Shares of the following funds (the "Tax Free Funds"): Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, and Colorado Intermediate Tax Free Fund.

     6. Institutional Class Prospectus relating to Class C Shares of the Tax Free Funds.

     PART B of this Registration Statement consists of one Statement of Additional Information, which relates to all six of the Prospectuses listed above.



                  CROSS REFERENCE SHEET FOR THE EQUITY FUNDS:

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS

RETAIL CLASSES PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Investing in the Funds; Federal Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
               Shares
      8       Redeeming Shares
      9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Purchases and Redemptions of Shares; Federal Income
               Taxes
      7       Distributor; Purchases and Redemptions of Shares
      8       Purchases and Redemptions of Shares
      9       Not Applicable

              CAPTION IN STATEMENT
PART B        OF ADDITIONAL INFORMATION

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Fund Investments; Investment
               Restrictions
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements


           CROSS REFERENCE SHEET FOR THE TAXABLE FIXED INCOME FUNDS:

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS

RETAIL CLASSES PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Investing in the Funds; Federal Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
               Shares
      8       Redeeming Shares
      9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Purchases and Redemptions of Shares; Federal Income
               Taxes
      7       Distributor; Purchases and Redemptions of Shares
      8       Purchases and Redemptions of Shares
      9       Not Applicable

              CAPTION IN STATEMENT
PART B        OF ADDITIONAL INFORMATION

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Fund Investments; Investment
               Restrictions
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements




                 CROSS REFERENCE SHEET FOR THE TAX FREE FUNDS:

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS

RETAIL CLASSES PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Investing in the Funds; Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
               Shares
      8       Redeeming Shares
      9       Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Financial Highlights
      4       The Funds; Investment Objectives and Policies; Special Investment
               Methods
      5       Management; Distributor
      5A      Included in Annual Report to Shareholders
      6       Fund Shares; Purchases and Redemptions of Shares; Income Taxes
      7       Distributor; Purchases and Redemptions of Shares
      8       Purchases and Redemptions of Shares
      9       Not Applicable

              CAPTION IN STATEMENT
PART B        OF ADDITIONAL INFORMATION

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Fund Investments; Investment
               Restrictions
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements





FIRST  AMERICAN INVESTMENT FUNDS, INC.

EQUITY FUNDS
RETAIL CLASS

STOCK FUND
EQUITY INDEX FUND
BALANCED FUND
ASSET ALLOCATION FUND
EQUITY INCOME FUND
DIVERSIFIED GROWTH FUND
EMERGING GROWTH FUND
REGIONAL EQUITY FUND
SPECIAL EQUITY FUND
TECHNOLOGY FUND
HEALTH SCIENCES FUND
REAL ESTATE SECURITIES FUND
INTERNATIONAL FUND


                                   PROSPECTUS
                                JANUARY 31, 1996

[LOGO] FIRST AMERICAN FUNDS
The power of disciplined investing


TABLE OF CONTENTS

                                    PAGE
SUMMARY                               4

FEES AND EXPENSES                     8
Class A Share Fees and Expenses       8
Class B Share Fees and Expenses      10
Information Concerning Fees and
Expenses                             12

FINANCIAL HIGHLIGHTS                 14

THE FUNDS                            18

INVESTMENT OBJECTIVES AND
Policies                             18
Stock Fund                           19
Equity Index Fund                    20
Balanced Fund                        21
Asset Allocation Fund                23
Equity Income Fund                   24
Diversified Growth Fund              26
Emerging Growth Fund                 27
Regional Equity Fund                 28
Special Equity Fund                  29
Technology Fund                      30
Health Sciences Fund                 31
Real Estate Securities Fund          33
International Fund                   34
Risks to Consider                    36

MANAGEMENT                           37
Investment Adviser                   37
Sub-Adviser to International
Fund                                 38
Portfolio Managers                   38
Custodian                            42
Administrator                        42
Transfer Agent                       43

DISTRIBUTOR                          43

INVESTING IN THE FUNDS               44
Share Purchases                      44
Minimum Investment Required          45
Alternative Sales Charge Options     45
Systematic Investment Program        51
Exchanging Securities for Fund
Shares                               51
Certificates and Confirmations       51
Dividends and Distributions          51
Exchange Privilege                   52

REDEEMING SHARES                     54
By Telephone                         54
By Mail                              55
By Systematic Withdrawal Program     55
Redemption Before Purchase
Instruments Clear                    56
Accounts with Low Balances           56

DETERMINING THE PRICE OF SHARES      56
Determining Net Asset Value          57
Foreign Securities                   57

FEDERAL INCOME TAXES                 58

FUND SHARES                          59

CALCULATION OF PERFORMANCE DATA      60

SPECIAL INVESTMENT METHODS           61
Cash Items                           61
Repurchase Agreements                62
When-Issued and Delayed-Delivery
Transactions                         62
Lending of Portfolio Securities      63
Options Transactions                 63
Futures and Options on Futures       64
Fixed Income Securities              65
Foreign Securities                   66
Foreign Currency Transactions        68
Mortgage-Backed Securities           69
Asset-Backed Securities              70
Bank Instruments                     70
Portfolio Transactions               71
Portfolio Turnover                   71
Investment Restrictions              71



FIRST AMERICAN INVESTMENT FUNDS, INC.
680 EAST SWEDESFORD ROAD, WAYNE, PENNSYLVANIA 19087

RETAIL CLASSES PROSPECTUS

The shares described in this Prospectus represent interests in First American Invesetment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A and Class B Shares of the following funds (the "Funds"):

* Stock Fund                  * Regional Equity Fund
* Equity Index Fund           * Special Equity Fund
* Balanced Fund               * Technology Fund
* Asset Allocation Fund       * Health Sciences Fund
* Equity Income Fund          * Real Estate Securities Fund
* Diversified Growth Fund     * International Fund
* Emerging Growth Fund

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

A Statement of Additional Information dated January 31, 1996 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1996.



SUMMARY


First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A and Class B Shares of the following funds (the "Funds"):



STOCK FUND has a primary objective of capital appreciation and a secondary objective to provide current income. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities diversified among a broad range of industries and among companies that have a market capitalization of at least $500 million. In selecting equity securities, the Fund's adviser employs a value-based selection discipline.



EQUITY INDEX FUND has an objective of providing investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The Fund invests substantially in common stocks included in the S&P 500. The Fund's adviser believes that its objective can best be achieved by investing in the common stocks of approximately 250 to 500 of the issues included in the S&P 500.



BALANCED FUND has an objective of maximizing total return (capital appreciation plus income). The Fund seeks to achieve its objective by investing in a balanced portfolio of equity securities and fixed income securities. Over the long term, it is anticipated that the Fund's asset mix will average approximately 60% equity securities and 40% fixed income securities, with the asset mix normally ranging between 40% and 75% equity securities, between 25% and 60% fixed income securities, and between 0% and 25% money market instruments.



ASSET ALLOCATION FUND has an objective of maximizing total return over the long term by allocating its assets principally among common stocks, bonds, and short-term instruments. There are no limitations on the proportions in which the Fund's adviser may allocate the Fund's investments among these three classes of assets, and the Fund may at times be fully invested in a single asset class if the adviser believes that it offers the most favorable total return outlook.



EQUITY INCOME FUND has an objective of long-term growth of capital and income. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of issuers believed by the Fund's adviser to be characterized by sound management, the ability to finance expected growth and the ability to pay above average dividends.



DIVERSIFIED GROWTH FUND has a primary objective of long-term growth of capital and a secondary objective to provide current income. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of a diverse group of companies that will provide representation across all economic sectors included in the S&P 500. The adviser may overweight the Fund's portfolio holdings in sectors that it believes provide above average total return potential.



EMERGING GROWTH FUND has an objective of growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small-sized companies that exhibit, in the adviser's opinion, outstanding potential for superior growth. Companies that participate in sectors that are identified by the adviser as having long-term growth potential generally are expected to make up a substantial portion of the Fund's holdings.



REGIONAL EQUITY FUND has an objective of capital appreciation. The Fund seeks to achieve its objective by investing, in normal market conditions, at least 65% of its total assets in equity securities of small-sized companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. The Fund invests in the securities of rapidly growing companies within this size category and geographic area.



SPECIAL EQUITY FUND has an objective of capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities. The Fund's policy is to invest in equity securities which the Fund's adviser believes offer the potential for greater than average capital appreciation. The adviser believes that this policy can best be achieved by investing in the equity securities of companies where fundamental changes are occurring, are likely to occur, or have occurred and where, in the opinion of the adviser, the changes have not been adequately reflected in the price of the securities.



TECHNOLOGY FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of companies which the Fund's adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.



HEALTH SCIENCES FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of companies which the Fund's adviser considers to be principally engaged in the development, production or distribution of products or services connected with health care or medicine.



REAL ESTATE SECURITIES FUND has an objective of providing above average current income and long-term capital appreciation by investing primarily in equity securities of real estate companies. Under normal market conditions, the Fund invests at least 65% of its total assets in income producing equity securities of publicly traded companies principally engaged in the real estate industry. A majority of the Fund's total assets will be invested in securities of real estate investment trusts ("REITs"), with an expected emphasis on equity REITs.



INTERNATIONAL FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in markets other than the United States. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the Fund also may invest in emerging markets where smaller capitalization companies are the norm.



INVESTMENT ADVISER AND SUB-ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. Marvin & Palmer Associates, Inc. (the "Sub-Adviser") serves as sub-adviser to International Fund. See "Management."



DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the
"Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."



OFFERING PRICES Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 4.50%. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase. Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a Rule 12b-1 distribution and service fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Alternative Sales Charge Options."



Class B Shares of the Funds are sold at net asset value without an initial sales charge. Class B Shares of each Fund are subject to Rule 12b-1 distribution and service fees computed at an annual rate totaling 1.00% of the average daily net assets of that class. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares automatically convert into Class A Shares approximately eight years after purchase. See "Investing in the Funds -- Alternative Sales Charge Options."



MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."



EXCHANGES Shares of any Fund may be exchanged for the same class of shares of other FAIF funds at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."



REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."



RISKS TO CONSIDER Each of the Funds is subject to the risk of generally adverse equity markets. Investors also should recognize that market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities.



Because each of the Funds other than Equity Index Fund is actively managed to a greater or lesser degree, their performance will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving their investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally.



In addition, (i) certain of the Funds are subject to risks associated with investing in smaller-capitalization companies; (ii) Regional Equity Fund is subject to risks associated with concentrating its investments in a single geographic region; (iii) Technology Fund, Health Sciences Fund and Real Estate Securities Fund are subject to risks associated with concentrating their investments in a single or related economic sectors; (iv) Real Estate Securities Fund is subject to risks associated with direct investments in REITs; (v) International Fund is subject to risks associated with investing in foreign securities and to currency risk; (vi) Equity Income Fund may invest a portion of its assets in less than investment grade convertible debt obligations; (vii) certain Funds other than International Fund may invest specified portions of their assets in securities of foreign issuers which are listed on a United States stock exchange or represented by American Depository Receipts or, in the case of Balanced Fund, are debt obligations of foreign issuers denominated in United States dollars; and (viii) certain Funds may invest (but not for speculative purposes) in stock index futures contracts, options on stock indices, options on stock index futures, index participation contracts based on the S&P 500, and/or exchange traded put and call options on interest rate futures contracts and on interest rates indices. See "Investment Objectives and Policies" and "Special Investment Methods."



SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.




FEES AND EXPENSES RETAIL CLASSES


CLASS A SHARE FEES AND EXPENSES



                                              EQUITY                ASSET     EQUITY
                                       STOCK   INDEX   BALANCED  ALLOCATION   INCOME   DIVERSIFIED
                                       FUND    FUND      FUND       FUND       FUND    GROWTH FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of
offering price)(1)                      4.50%   4.50%    4.50%       4.50%     4.50%       4.50%
Maximum sales load imposed on
reinvested dividends                    None    None     None        None      None        None
Deferred sales load(1)                  None    None     None        None      None        None
Redemption fees                         None    None     None        None      None        None
Exchange fees                           None    None     None        None      None        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fee (after
voluntary fee waivers and
reimbursements)(2)                      0.57%   0.12%    0.57%       0.49%     0.40%       0.50%
Rule 12b-1 fees                         0.25%   0.25%    0.25%       0.25%     0.25%       0.25%
Other expenses (after voluntary fee
waivers and reimbursements)(2)          0.23%   0.23%    0.23%       0.31%     0.35%       0.30%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(2)                  1.05%   0.60%    1.05%       1.05%     1.00%       1.05%

EXAMPLE(3)
You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and (iii) redemption at the end of each time period:

1 year                                 $  55   $  51    $  55       $  55     $  55       $  55
3 years                                $  77   $  63    $  77       $  77     $  75       $  77
5 years                                $ 100   $  77    $ 100       $ 100     $  98       $ 100
10 years                               $ 167   $ 117    $ 167       $ 167     $ 162       $ 167

                                                                                               REAL
                                       EMERGING   REGIONAL  SPECIAL               HEALTH      ESTATE
                                        GROWTH     EQUITY    EQUITY  TECHNOLOGY  SCIENCES   SECURITIES
                                         FUND       FUND      FUND      FUND       FUND        FUND       INTERNATIONAL FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of
offering price)(1)                       4.50%      4.50%     4.50%      4.50%      4.50%      4.50%           4.50%
Maximum sales load imposed on
reinvested dividends                     None       None      None       None       None       None            None
Deferred sales load(1)                   None       None      None       None       None       None            None
Redemption fees                          None       None      None       None       None       None            None
Exchange fees                            None       None      None       None       None       None            None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fee (after
voluntary fee waivers and
reimbursements)(2)                       0.40%      0.66%     0.65%      0.30%      0.23%      0.00%           1.19%
Rule 12b-1 fees                          0.25%      0.25%     0.25%      0.25%      0.25%      0.25%           0.25%
Other expenses (after voluntary fee
waivers and reimbursements)(2)           0.50%      0.24%     0.25%      0.60%      0.67%      0.80%           0.56%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(2)                   1.15%      1.15%     1.15%      1.15%      1.15%      1.05%           2.00%

EXAMPLE(3)
You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
(iii) redemption at the end of each time period:

1 year                                  $  56      $  56     $  56      $  56      $  56      $  55        $     64
3 years                                 $  80      $  80     $  80      $  80      $  80      $  77        $    105
5 years                                 $ 105      $ 105     $ 105      $ 105      $ 105      $ 100        $    148
10 years                                $ 178      $ 178     $ 178      $ 178      $ 178      $ 167        $    267

(1) The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed in the case of redemption within 24 months following the purchase. See "Investing in the Funds -- Alternative Sales Charge Options."



(2) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees as an annualized percentage of average daily net assets would be 0.70% for each Fund except International Fund, as to which they would be 1.25%; and total fund operating expenses calculated on such basis would be 1.19% for Stock Fund, 1.20% for Equity Index Fund, 1.19% for Balanced Fund, 1.26% for Asset Allocation Fund, 1.31% for Equity Income Fund, 1.26% for Diversified Growth Fund, 1.44% for Emerging Growth Fund, 1.20% for Regional Equity Fund, 1.20% for Special Equity Fund, 1.55% for Technology Fund, 1.62% for Health Sciences Fund, 2.59% for Real Estate Securities Fund, and 2.06% for International Fund. Other expenses includes an administration fee and is based on estimated amounts for the current fiscal year.



(3) Absent the fee waivers and reimbursements referred to in (2) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Stock Fund, $57, $81, $107 and $183; Equity Index Fund, $57, $81, $108 and
     $184; Balanced Fund, $57, $81, $107 and $183; Asset Allocation Fund, $57, $83, $111 and $190; Equity Income Fund, $58, $85, $114 and $196;
     Diversified Growth Fund, $57, $83, $111 and $190; Emerging Growth Fund, $59, $89, $120 and $210; Regional Equity Fund, $57, $81, $108 and $184;
     Special Equity Fund, $57, $81, $108 and $184; Technology Fund, $60, $92, $126 and $221; Health Sciences Fund, $61, $94, $129, and $229; Real Estate Securities Fund, $70, $122, $176 and $324; and International Fund, $65, $107, $151 and $273.



CLASS B SHARE FEES AND EXPENSES



                                              EQUITY                ASSET     EQUITY
                                       STOCK   INDEX   BALANCED  ALLOCATION   INCOME   DIVERSIFIED
                                       FUND    FUND      FUND       FUND       FUND    GROWTH FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of
offering price)                         None    None     None        None      None        None
Maximum sales load imposed on
reinvested dividends                    None    None     None        None      None        None
Maximum contingent deferred sales
charge (as a percentage of original
purchase price or redemption
proceeds, as applicable)                5.00%   5.00%    5.00%       5.00%     5.00%       5.00%
Redemption fees                         None    None     None        None      None        None
Exchange fees                           None    None     None        None      None        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees (after
voluntary fee waivers and
reimbursements)(1)                      0.57%   0.12%    0.57%       0.49%     0.40%       0.50%
Rule 12b-1 fees                         1.00%   1.00%    1.00%       1.00%     1.00%       1.00%
Other expenses (after voluntary fee
waivers and reimbursements)(1)          0.23%   0.23%    0.23%       0.31%     0.35%       0.30%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(1)                  1.80%   1.35%    1.80%       1.80%     1.75%       1.80%

EXAMPLE:
ASSUMING REDEMPTION(2)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5%
annual return; (ii) redemption at the end of each time period; and (iii) payment of the maximum applicable contingent deferred sales charge of 5% in year 1, 4% in year
3, 2% in year 5, and automatic conversion to Class A shares at the end of year 8:

1 year                                 $  68   $  64    $  68       $  68     $  68       $  68
3 years                                $  97   $  83    $  97       $  97     $  95       $  97
5 years                                $ 117   $  94    $ 117       $ 117     $ 115       $ 117
10 years                               $ 192   $ 142    $ 192       $ 192     $ 186       $ 192

ASSUMING NO REDEMPTION(3)
You would pay the following expenses on the same investment, assuming no redemption:

1 year                                 $  18   $  14    $  18       $  18     $  18       $  18
3 years                                $  57   $  43    $  57       $  57     $  55       $  57
5 years                                $  97   $  74    $  97       $  97     $  95       $  97
10 years                               $ 192   $ 142    $ 192       $ 192     $ 186       $ 192


                                                                                                REAL
                                       EMERGING   REGIONAL  SPECIAL                HEALTH      ESTATE
                                        GROWTH     EQUITY    EQUITY  TECHNOLOGY   SCIENCES   SECURITIES
                                         FUND       FUND      FUND      FUND        FUND        FUND         INTERNATIONAL FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of
offering price)                          None       None      None       None       None        None              None
Maximum sales load imposed on
reinvested dividends                     None       None      None       None       None        None              None
Maximum contingent deferred sales
charge (as a percentage of original
purchase price or redemption
proceeds, as applicable)                 5.00%      5.00%     5.00%      5.00%      5.00%       5.00%            5.00%
Redemption fees                          None       None      None       None       None        None              None
Exchange fees                            None       None      None       None       None        None              None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees (after
voluntary fee waivers and
reimbursements)(1)                       0.40%      0.66%     0.65%      0.30%      0.23%       0.00%            1.19%
Rule 12b-1 fees                          1.00%      1.00%     1.00%      1.00%      1.00%       1.00%            1.00%
Other expenses (after voluntary fee
waivers and reimbursements)(1)           0.50%      0.24%     0.25%      0.60%      0.67%       0.80%            0.56%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(1)                   1.90%      1.90%     1.90%      1.90%      1.90%       1.80%            2.75%

EXAMPLE:
ASSUMING REDEMPTION(2)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return; (ii) redemption at the end of each time period; and (iii) payment of the maximum applicable contingent deferred sales charge of 5% in year 1, 4% in year 3, 2% in year 5, and automatic conversion to Class A shares at the end of year 8:

1 year                                  $  69      $  69     $  69      $  69      $  69       $  68          $     78
3 years                                 $ 100      $ 100     $ 100      $ 100      $ 100       $  97          $    125
5 years                                 $ 123      $ 123     $ 123      $ 123      $ 123       $ 117          $    165
10 years                                $ 202      $ 202     $ 202      $ 202      $ 202       $ 192          $    290

ASSUMING NO REDEMPTION(3)
You would pay the following expenses on the same investment, assuming no redemption:

1 year                                  $  19      $  19     $  19      $  19      $  19       $  18          $     28
3 years                                 $  60      $  60     $  60      $  60      $  60       $  57          $     85
5 years                                 $ 103      $ 103     $ 103      $ 103      $ 103       $  97          $    145
10 years                                $ 202      $ 202     $ 202      $ 202      $ 202       $ 192          $    290

(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70% for each Fund except International Fund, as to which they would be 1.25%; and total fund operating expenses calculated on such basis would be 1.94% for Stock Fund, 1.95% for Equity Index Fund, 1.94% for Balanced Fund, 2.01% for Asset Allocation Fund, 2.06% for Equity Income Fund, 2.01% for Diversified Growth Fund, 2.19% for Emerging Growth Fund, 1.95% for Regional Equity Fund, 1.95% for Special Equity Fund, 2.30% for Technology Fund 2.37% for Health Sciences Fund, 3.34% for Real Estate Securities Fund, and 2.81% for International Fund. Other expenses includes an administration fee and is based on estimated amounts for the current fiscal year.


(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Stock Fund, $70, $101, $125 and $207; Equity Index Fund, $70, $101, $125
     and $208; Balanced Fund, $70, $101, $125 and $207; Asset Allocation Fund, $70, $103, $128 and $214; Equity Income Fund; $71, $105, $131 and $219;
     Diversified Growth Fund, $70, $103, $128 and $214; Emerging Growth Fund, $72, $109, $137 and $233; Regional Equity Fund, $70, $101, $125 and $208;
     Special Equity Fund, $70, $101, $125 and $208; Technology Fund, $73, $112, $143 and $244; Health Sciences Fund, $74, $114, $147 and $252; Real Estate Securities Fund, $84, $143, $194 and $346; and International Fund, $78, $127, $168 and $296.



(3) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Stock Fund, $20, $61, $105 and $207; Equity Index Fund, $20, $61, $105 and
     $208; Balanced Fund, $20, $61, $105 and $207; Asset Allocation Fund, $20, $63, $108 and $214; Equity Income Fund; $21, $65, $111 and $219;
     Diversified Growth Fund, $20, $63, $108 and $214; Emerging Growth Fund, $22, $69, $117 and $233; Regional Equity Fund, $20, $61, $105 and $208;
     Special Equity Fund, $20, $61, $105 and $208; Technology Fund, $23, $72, $123 and $244; Health Sciences Fund, $24, $74, $127 and $252; Real Estate Securities Fund, $34, $103, $174 and $346; and International Fund, $28, $87, $148 and $296.


INFORMATION CONCERNING FEES AND EXPENSES

The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class A and Class B Shares of the Funds. The Funds also offer Class C Shares which are subject to the same expenses except that they bear no sales loads and distribution fees.

The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser, the Distributor and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds except International Fund, as to which they are 1.25%.

The Class A Shares of each Fund may pay distribution and service fees to the Distributor in an amount equaling 0.25% per year of each such class's average daily net assets, and the Class B Shares of each Fund bear distribution and servicing fees totaling 1.00% per year of each such class's average daily net assets. The Distributor also receives the sales charge for distributing the Funds' Class A Shares. Due to the distribution fees paid by these classes of shares, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD rules. For additional information, see "Distributor."

Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.

FINANCIAL HIGHLIGHTS


The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in the Statement of Additional Information. Further information about the Funds' performance is contained in FAIF's annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.



For the periods ended September 30,
For a share outstanding throughout the period



                                            REALIZED
                                               AND
                                           UNREALIZED    DIVIDENDS
             NET ASSET VALUE      NET       GAINS OR     FROM NET    DISTRIBUTIONS   NET ASSET
              BEGINNING OF    INVESTMENT   (LOSSES) ON  INVESTMENT   FROM CAPITAL    VALUE END
                 PERIOD         INCOME     INVESTMENTS    INCOME         GAINS       OF PERIOD
STOCK FUND
Class A
1995             $16.51          $0.33       $ 3.64       $(0.32)       $(0.59)       $19.57
1994              16.00           0.31         1.00        (0.30)        (0.50)        16.51
1993              14.04           0.22         1.99        (0.23)        (0.02)        16.00
1992              13.62           0.24         0.81        (0.29)        (0.34)        14.04
1991(6)           10.64           0.28         2.95        (0.22)        (0.03)        13.62
1990(7)           12.09           0.25        (1.17)       (0.25)        (0.28)        10.64
1989(7)           10.35           0.25         1.70        (0.20)        (0.01)        12.09
1988(7)(8)        10.03           0.27         0.35        (0.30)           --         10.35
Class B
1995             $16.49          $0.26       $ 3.55       $(0.22)       $(0.59)       $19.49
1994(2)           16.65           0.03        (0.10)       (0.09)           --         16.49

EQUITY INDEX FUND
Class A
1995             $10.68          $0.25       $ 2.76       $(0.25)       $(0.09)       $13.35
1994              10.60           0.25         0.09        (0.25)        (0.01)        10.68
1993(1)           10.00           0.20         0.60        (0.20)           --         10.60
Class B
1995             $10.66          $0.23       $ 2.68       $(0.18)       $(0.09)       $13.30
1994(2)           10.68           0.01         0.04        (0.07)           --         10.66

BALANCED FUND
Class A
1995             $10.54          $0.38       $ 1.72       $(0.37)       $(0.15)       $12.12
1994              10.73           0.34        (0.02)       (0.34)        (0.17)        10.54
1993(1)           10.00           0.28         0.75        (0.28)        (0.02)        10.73
Class B
1995             $10.53          $0.29       $ 1.71       $(0.29)       $(0.15)       $12.09
1994(2)           10.66           0.06        (0.12)       (0.07)           --         10.53

ASSET ALLOCATION FUND
Class A
1995             $10.39          $0.36       $ 1.58       $(0.35)       $(0.25)       $11.73
1994              10.60           0.27        (0.08)       (0.26)        (0.14)        10.39
1993(1)           10.00           0.19         0.60        (0.19)           --         10.60
Class B
1995             $10.37          $0.27       $ 1.57       $(0.28)       $(0.25)       $11.68
1994(2)           10.40           0.05        (0.03)       (0.05)           --         10.37

(table continued)

                                                          RATIO OF      RATIO OF
                                                             NET       EXPENSES TO
                                            RATIO OF     INVESTMENT    AVERAGE NET
                             NET ASSETS    EXPENSES TO    INCOME TO      ASSETS        PORTFOLIO
                               END OF      AVERAGE NET   AVERAGE NET   (EXCLUDING    TURNOVER RATE
             TOTAL RETURN   PERIOD (000)     ASSETS        ASSETS       WAIVERS)      STOCK FUND
STOCK FUND
Class A
1995            25.26%        $ 13,076        1.00%         1.89%          1.19%          52%
1994             8.35%           8,421        0.76          1.51           1.20           65
1993            15.82%         134,186        0.75          1.94           1.28           48
1992             7.88%           3,644        1.45          1.75           4.46           39
1991(6)         30.49%+          2,386        1.45          2.47           7.42           76
1990(7)         (8.22%)          1,161        1.45          2.24           9.47           41
1989(7)         20.33%             323        1.24          2.26          36.39           74
1988(7)(8)       6.40%+            206        1.02          2.67          28.60           80
Class B
1995            24.20%        $  7,051        1.79%         1.10%          1.94%          52%
1994(2)         (0.43%)+           346        1.75          1.58           2.01           65

EQUITY INDEX FUND
Class A
1995            28.90%        $  2,140        0.57%         2.16%          1.20%           9%
1994             3.25%             758        0.35          2.23           1.23           11
1993(1)          8.02%+        139,957        0.35          2.52           1.30            1
Class B
1995            27.87%        $  1,197        1.35%         1.34%          1.95%           9%
1994(2)          0.48%+             29        1.35          1.68           2.03           11

BALANCED FUND
Class A
1995            20.57%        $ 15,288        0.99%         3.41%          1.19%          77%
1994             3.02%          13,734        0.77          2.63           1.24           98
1993(1)         10.39%+        111,225        0.75          3.31           1.29           77
Class B
1995            19.58%        $  3,120        1.79%         2.60%          1.94%          77%
1994(2)         (0.55%)+           270        1.75          2.80           2.05           98

ASSET ALLOCATION FUND
Class A
1995            19.51%        $    993        0.99%         3.29%          1.26%          87%
1994             1.81%             707        0.75          2.01           1.29           32
1993(1)          8.01%+         56,393        0.75          2.40           1.34           31
Class B
1995            18.51%        $    571        1.79%         2.35%          2.01%          87%
1994(2)          0.19%              11        1.75          1.94           2.12           32

+ Returns, excluding sales charges, are for the period indicated and have not been annualized.

(1) Commenced operations on December 14, 1992. All ratios for the period have been annualized.


(2) Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.


(3) On April 28, 1994 the Board of Directors approved a change in this Fund's fiscal year end from November 30 to September 30, effective September 30, 1994. All ratios for the period have been annualized.

(4)  For the period ended November 30.

(5) Commenced operations on December 18, 1992. All ratios for the period have been annualized.


(6) On September 3, 1991, the Board of Directors of FAIF approved a change in FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.


(7)  For the period ended October 31.

(8) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(9) Commenced operations on April 4, 1994. All ratios for the period have been annualized.


(10) Class A shares have been offered since April 7, 1994. All ratios for the period have been annualized.

(11) Commenced operations on September 29, 1995. All ratios for the period have been annualized.


FINANCIAL HIGHLIGHTS

For the periods ended September 30,
For a share outstanding throughout the period




                                            REALIZED
                                               AND
                                           UNREALIZED    DIVIDENDS
             NET ASSET VALUE      NET       GAINS OR     FROM NET    DISTRIBUTIONS   NET ASSET
              BEGINNING OF    INVESTMENT   (LOSSES) ON  INVESTMENT   FROM CAPITAL    VALUE END
                 PERIOD         INCOME     INVESTMENTS    INCOME         GAINS       OF PERIOD
EQUITY INCOME FUND
Class A
1995             $ 9.89         $ 0.41       $ 1.33       $(0.39)       $   --        $11.24
1994(3)            9.87           0.41           --        (0.39)           --          9.89
1993(4)(5)        10.00           0.57        (0.14)       (0.56)           --          9.87
Class B
1995             $ 9.88         $ 0.33       $ 1.32       $(0.33)       $   --        $11.20
1994(2)            9.87           0.04         0.02        (0.05)           --          9.88

DIVERSIFIED GROWTH FUND
Class A
1995             $ 9.09         $ 0.15       $ 2.66       $(0.15)       $   --        $11.75
1994(3)            9.39           0.10        (0.29)       (0.11)           --          9.09
1993(4)(5)        10.00           0.11        (0.63)       (0.09)           --          9.39
Class B
1995             $ 9.09         $ 0.09       $ 2.65       $(0.10)       $   --        $11.73
1994(2)            8.87           0.01         0.23        (0.02)           --          9.09

EMERGING GROWTH FUND
Class A
1995             $10.57         $ 0.01       $ 2.99       $(0.02)       $(0.15)       $13.40
1994(9)           10.00           0.01         0.57        (0.01)           --         10.57
Class B
1995             $10.55         $(0.03)      $ 2.92       $   --        $(0.15)       $13.29
1994(2)            9.89          (0.01)        0.67           --            --         10.55

REGIONAL EQUITY FUND
Class A
1995             $12.52         $ 0.08       $ 4.90       $(0.06)       $(0.32)       $17.12
1994              11.96           0.08         0.71        (0.07)        (0.16)        12.52
1993(1)           10.00           0.05         1.96        (0.05)           --         11.96
Class B
1995             $12.50         $ 0.04       $ 4.80       $(0.03)       $(0.32)       $16.99
1994(2)           12.19             --         0.33        (0.02)           --         12.50

SPECIAL EQUITY FUND
Class A
1995             $17.30         $ 0.35       $ 1.60       $(0.34)       $(1.02)       $17.89
1994              15.81           0.28         2.52        (0.28)        (1.03)        17.30
1993              13.61           0.23         2.32        (0.25)        (0.10)        15.81
1992              12.98           0.21         1.61        (0.27)        (0.92)        13.61
1991(6)           10.33           0.30         2.61        (0.26)           --         12.98
1990(7)           12.96           0.47        (2.03)       (0.46)        (0.61)        10.33
1989(7)           11.55           0.47         1.39        (0.41)        (0.04)        12.96
1988(7)(8)        10.03           0.34         1.57        (0.39)           --         11.55
Class B
1995             $17.29         $ 0.29       $ 1.51       $(0.24)       $(1.02)       $17.83
1994(2)           16.51           0.01         0.85        (0.08)           --         17.29

TECHNOLOGY FUND
Class A
1995             $11.19         $(0.03)      $ 7.31       $   --        $(0.23)       $18.24
1994(9)           10.00          (0.01)        1.20           --            --         11.19
Class B
1995             $11.17         $(0.04)      $ 7.12       $   --        $(0.23)       $18.02
1994(2)            9.85          (0.02)        1.34           --            --         11.17

REAL ESTATE SECURITIES FUND
Class A
1995(11)         $10.37         $   --       $ 0.01       $   --        $   --        $10.38
Class B
1995(11)         $10.37         $   --       $   --       $   --        $   --        $10.37

INTERNATIONAL FUND
Class A
1995             $10.21         $   --       $ 0.07       $   --        $   --        $10.28
1994(10)           9.98          (0.01)        0.24           --            --         10.21
Class B
1995             $10.21         $(0.03)      $ 0.02       $   --        $   --        $10.20
1994(2)           10.23          (0.01)       (0.01)          --            --         10.21

(table continued)

                                                                          RATIO OF
                                                         RATIO OF NET    EXPENSES TO
                                            RATIO OF      INVESTMENT     AVERAGE NET
                             NET ASSETS    EXPENSES TO   INCOME (LOSS)     ASSETS
                               END OF      AVERAGE NET    TO AVERAGE     (EXCLUDING      PORTFOLIO
             TOTAL RETURN   PERIOD (000)     ASSETS       NET ASSETS      WAIVERS)     TURNOVER RATE
EQUITY INCOME FUND
Class A
1995             18.06%       $ 1,995         0.92%           3.91%          1.31%           23%
1994(3)           4.22%+        1,852         0.88            4.88           1.39           108
1993(4)(5)        4.44%+       28,786         0.75            6.09           1.36            68
Class B
1995             17.10%       $ 1,233         1.75%           3.05%          2.06%           23%
1994(2)           0.57%+            1         1.75            4.39           2.14           108

DIVERSIFIED GROWTH FUND
Class A
1995             31.21%       $ 2,710         0.92%           1.52%          1.26%           28%
1994(3)          (2.07%)+       1,900         0.90            1.15           1.33           101
1993(4)(5)       (5.18%)+      31,084         0.78            1.26           1.25             5
Class B
1995             30.29%       $   819         1.75%           0.58%          2.01%           28%
1994(2)           2.75%+           12         1.75            1.20           2.08           101

EMERGING GROWTH FUND
Class A
1995             28.82%       $   386         1.04%           0.00%          1.44%           51%
1994(9)           5.88%+           91         0.79            0.23           2.84            19
Class B
1995             27.89%       $   268         1.84%          (0.83)%         2.19%           51%
1994(2)           6.67%+           18         1.80           (0.85)          3.59            19

REGIONAL EQUITY FUND
Class A
1995             41.17%       $14,917         1.05%           0.58%          1.20%           42%
1994              6.76%         8,345         0.82            0.59           1.25            41
1993(1)          20.17%+       58,427         0.80            0.59           1.30            28
Class B
1995             39.98%       $ 7,630         1.84%          (0.25)%         1.95%           42%
1994(2)           2.73%+          185         1.80           (0.41)          2.05            41

SPECIAL EQUITY FUND
Class A
1995             12.63%       $11,609         1.09%           2.08%          1.20%           72%
1994             18.70%         7,333         0.81            1.88           1.23           116
1993             18.91%        81,899         0.81            2.07           1.31           104
1992             15.17%         3,586         1.50            1.61           4.18           146
1991(6)          28.38%+        3,423         1.50            2.60           5.13           116
1990(7)         (13.24%)        2,761         1.50            4.09           4.21           113
1989(7)          17.41%         2,000         1.38            4.07           8.68           102
1988(7)(8)       19.56%+          578         1.20            4.02          15.60            51
Class B
1995             11.64%       $ 4,847         1.88%           1.22%          1.95%           72%
1994(2)           5.22%+          370         1.68            0.47           2.03           116

TECHNOLOGY FUND
Class A
1995             66.22%       $ 1,464         1.13%          (0.61)%         1.55%           74%
1994(9)          11.90%+           61         0.80           (0.21)          3.37            43
Class B
1995             64.52%       $ 2,031         1.88%          (1.41)%         2.30%           74%
1994(2)          13.40%+            2         1.80           (1.44)          4.12            43

REAL ESTATE SECURITIES FUND
Class A
1995(11)          0.00%       $     1         1.05%           0.00%          2.59%            0%
Class B
1995(11)          0.00%       $     1         1.80%           0.00%          3.34%            0%

INTERNATIONAL FUND
Class A
1995              0.69%       $   876         1.93%          (0.13)%         2.06%           57%
1994(10)          2.30%+          464         1.75           (0.26)          2.30            16
Class B
1995             (0.10)%      $   306         2.76%          (0.95)%         2.81%           57%
1994(2)          (0.20)%+          22         2.75           (0.71)          3.05            16

THE FUNDS

FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at 680 East Swedesford Road, Wayne, Pennsylvania 19087.

This Prospectus relates only to the Class A and Class B Shares of the Funds named on the cover hereof. Information regarding the Class C Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.

INVESTMENT OBJECTIVES AND POLICIES


This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds except Technology Fund, Health Sciences Fund, and Real Estate Securities Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Technology Fund, Health Sciences Fund, and Real Estate Securities Fund are non-diversified companies under the 1940 Act.



If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation. Similarly, if the Fund is required or permitted to invest a stated percentage of its assets in companies with no more or no less than a stated market capitalization, deviations from the stated percentages which result from changes in companies' market capitalizations after the Fund purchases their shares will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, except in the case of Equity Income Fund, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.


When the term "equity securities" is used in this Prospectus, it refers to common stock and securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common stock.

This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

STOCK FUND

OBJECTIVES. Stock Fund has a primary objective of capital appreciation. A secondary objective of the Fund is to provide current income.

INVESTMENT POLICIES. Under normal market conditions, Stock Fund invests at least 80% of its total assets in equity securities (and at least 65% in common stocks) diversified among a broad range of industries and among companies that have a market capitalization of at least $500 million. In selecting equity securities, the Adviser employs a value-based selection discipline. The Adviser anticipates investing in equity securities of companies it believes are selling at less than fair value and offer the potential for appreciation as a result of improved profitability reflecting corporate restructuring or elimination of unprofitable operations, change in management or management goals, or improving demand for the companies' goods or services.

The Fund also may invest up to 20% of its total assets in the aggregate in equity securities of issuers with a market capitalization of less than $500 million and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

EQUITY INDEX FUND

OBJECTIVE. Equity Index Fund has an objective of providing investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

INVESTMENT POLICIES. Equity Index Fund invests substantially (at least 65% of total assets) in common stocks included in the S&P 500. The Adviser believes that the Fund's objective can best be achieved by investing in the common stocks of approximately 250 to 500 of the issues included in the S&P 500, depending on the size of the Fund.

Standard & Poor's designates the stocks included in the S&P 500 on a statistical basis. A particular stock's weighting in the S&P 500 is based on its total market value (that is, its market price per share times the number of shares outstanding) relative to that of all stocks included in the S&P
500. From time to time, Standard & Poor's may add or delete stocks to or from the S&P 500. Inclusion of a particular stock in the S&P 500 does not imply any opinion by Standard & Poor's as to its merits as an investment, nor is Standard & Poor's a sponsor of or in any way affiliated with the Fund.


The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500. The Fund includes a stock in its investment portfolio in the order of the stock's weighting in the S&P 500, starting with the most heavily weighted stock. Thus, the proportion of Fund assets invested in a stock or industry closely approximates the percentage of the S&P 500 represented by that stock or industry. Portfolio turnover is expected to be well below that of actively managed mutual funds. Inasmuch as the common stock of the Adviser's parent company First Bank System, Inc. is included in the S&P 500, such stock may be purchased by the Fund consistent with its indexing-based policies.


Although the Fund will not duplicate the S&P 500's performance precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the Fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the Fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. The Fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the S&P 500, and the amount and timing of cash flows into and out of the Fund. Although cash flows into and out of the Fund will affect the Fund's portfolio turnover rate and its ability to replicate the S&P 500's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

The Fund also may invest up to 20% of its total assets in the aggregate in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The Fund will not invest in these types of contracts and options for speculative purposes, but rather to maintain sufficient liquidity to meet redemption requests; to increase the level of Fund assets devoted to replicating the composition of the S&P 500; and to reduce transaction costs. These types of contracts and options and certain associated risks are described under "Special Investment Methods -- Options Transactions."

In order to maintain liquidity during times of unusual market conditions, the Fund also may invest temporarily in cash and cash items of the kinds described under "Special Investment Methods -- Cash Items."

BALANCED FUND

OBJECTIVE. Balanced Fund has an objective of maximizing total return (capital appreciation plus income).

INVESTMENT POLICIES. Balanced Fund seeks to achieve its objective by investing in a balanced portfolio of equity securities and fixed income securities. The asset mix of the Fund normally will range between 40% and 75% equity securities, between 25% and 60% fixed income securities (including only that portion of the value of convertible securities attributable to their fixed income characteristics), and between 0% and 25% money market instruments. Over the long term, it is anticipated that the Fund's asset mix will average approximately 60% equity securities and 40% fixed income securities. The Adviser may make moderate shifts among asset classes in order to attempt to increase returns or reduce risk.

With respect to the equity security portion of the Fund's portfolio, the Adviser follows the same investment policies as are described above under "-- Stock Fund -- Investment Policies."

The fixed income portion of the Fund's portfolio is invested in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-related securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the fixed income securities held by the Fund will not exceed 15 years.

The Fund's permitted fixed income investments include notes, bonds and discount notes of United States Government agencies or instrumentalities; domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser; other investments, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total fixed income securities held by the Fund.

Subject to the foregoing limitations, the fixed income securities in which the Fund may invest include (i) mortgage-backed securities (provided that the Fund will not invest more than 10% of its total fixed income assets in interest-only, principal-only or inverse floating rate mortgage-backed securities); (ii) asset-backed securities; and (iii) bank instruments. In addition, the Fund may invest up to 15% of its total fixed income assets in foreign securities payable in United States dollars. For information about these kinds of investments and certain associated risks, see the related headings under "Special Investment Methods," and for information concerning certain risks associated with investing in fixed income securities generally, see "Special Investment Methods -- Fixed Income Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; (v) engage in the lending of portfolio securities; (vi) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; and (vii) in order to attempt to reduce risk, write covered call options on interest rate indices. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.


ASSET ALLOCATION FUND

OBJECTIVE. Asset Allocation Fund has an objective of maximizing total return over the long term by allocating its assets principally among common stocks, bonds, and short-term instruments.

INVESTMENT POLICIES. Asset Allocation Fund allocates its investments principally among (i) common stocks included in the S&P 500, (ii) direct obligations of the United States Treasury, and (iii) short-term instruments. There are no limitations on the proportions in which the Adviser may allocate the Fund's investments among these three classes of assets. The Fund thus is not a "balanced" fund, in that it is not required to allocate its investments in specific proportions or ranges among these asset classes.

The Adviser regularly reviews the Fund's investment allocation and varies the allocation to emphasize the asset class or classes that, in the Adviser's then-current judgment, provide the most favorable total return outlook. There is no limitation on the amount that may be invested in any one asset class, and the Fund may at times be fully invested in a single asset class if the Adviser believes that it offers the most favorable total return outlook.

In making asset allocation decisions, the Adviser utilizes a proprietary quantitative model which predicts future asset class returns based on historical experience using probability theory. By investing in common stocks intended to approximate the total return of the S&P 500, as described below, the Adviser attempts to minimize the risk of individual equity security selection in the common stock class. By limiting the bond class to direct obligations of the United States Treasury, the Adviser attempts to eliminate credit risk from this class.



Within the common stock asset class, the Adviser seeks to produce a total return approximating that of the S&P 500. In order to achieve this result, the Adviser follows the same indexing-based policies for this asset class as are described above under "-- Equity Index Fund -- Investment Policies." Inasmuch as the common stock of the Adviser's parent company First Bank System, Inc. is included in the S&P 500, such stock may be purchased by the Fund consistent with its indexing-based policies.


Within the bond asset class, the Fund may invest in any maturity of direct obligations of the United States Treasury. The Adviser thus has discretion in determining the weighted average maturity of the investments within this asset class. For information concerning certain risks associated with investing in fixed income securities generally, see "Special Investment Methods -- Fixed Income Securities."

Within the short-term asset class, the Fund may hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) purchase securities on a when-issued or delayed-delivery basis; (iv) engage in the lending of portfolio securities;
(v) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; and (vi) in order to manage allocations among asset classes efficiently, invest in interest rate and stock index futures. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


EQUITY INCOME FUND

OBJECTIVE. Equity Income Fund has an objective of long-term growth of capital and income.

INVESTMENT POLICIES. Under normal market conditions, Equity Income Fund invests at least 80% of its total assets in equity securities of issuers believed by the Adviser to be characterized by sound management, the ability to finance expected growth and the ability to pay above average dividends.

The Fund invests in equity securities that have relatively high dividend yields and which, in the Adviser's opinion, will result in a relatively stable Fund dividend with a growth rate sufficient to maintain the purchasing power of the income stream. Although the Adviser anticipates that higher yielding equity securities will generally represent the core holdings of the Fund, the Fund may invest in lower yielding but higher growth equity securities to the extent that the Adviser believes such investments are appropriate to achieve portfolio balance. All securities held by the Fund will provide current income consistent with the Fund's investment objective.

The "equity securities" in which the Fund may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated at the time of purchase as low as CCC by Standard & Poor's or Caa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Debt obligations rated less than BBB by Standard & Poor's or Baa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." Obligations rated CCC by Standard & Poor's or Caa by Moody's are considered to be of poor standing and are predominantly speculative. Descriptions of Standard & Poor's and Moody's rating categories are contained in the Statement of Additional Information. If the rating of an obligation is reduced below the categories set forth above after purchase or is discontinued, the Fund is not required to sell the obligation but may consider doing so.


Purchases of less than investment grade convertible debt obligations are intended to advance the Fund's objective of long-term growth of capital through the "upside" potential of the obligations' conversion features and to advance the Fund's objective of income through receipt of interest payable on the obligations. The Fund will not invest more than 25% of its total assets in convertible debt obligations which are rated less than investment grade or which are of comparable quality in the judgment of the Adviser. For the year ended September 30, 1995, the following weighted average percentages of the Fund's total assets were invested in convertible and nonconvertible debt obligations with the indicated Standard & Poor's ratings or their equivalents: AAA, 0%; AA, 0%; A, 0%; BBB, 4%; BB, 0%; B, 7%; and CCC, 0%.


Debt obligations which are rated less than investment grade generally are subject to greater market fluctuations and greater risk of loss of income and principal due to default by the issuer than are higher-rated obligations. The value of these obligations tends to reflect short-term corporate, economic, interest rate and market developments and investor perceptions of the issuer's credit quality to a greater extent than investment grade obligations. In addition, since the market for these obligations is relatively new and does not have as many participants as the market for higher-rated obligations, it may be more difficult to dispose of or to determine the value of these obligations. In the case of a convertible debt obligation, these risks may be present in a greater degree where the principal amount of the obligation is greater than the current market value of the common stock into which it is convertible.

The Fund also may invest up to 20% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

DIVERSIFIED GROWTH FUND

OBJECTIVES. Diversified Growth Fund has a primary objective of long-term growth of capital. A secondary objective of the Fund is to provide current income.

INVESTMENT POLICIES. Under normal market conditions, Diversified Growth Fund invests at least 80% of its total assets in equity securities of a diverse group of companies that will provide representation across all economic sectors included in the S&P 500. The Adviser may overweight the Fund's portfolio holdings in sectors that it believes provide above average total return potential and may underweight the Fund's holdings in those sectors that it believes have a lower total return potential. Within a given sector, the Fund's assets are invested in securities of those companies that, in the Adviser's judgment, exhibit a combination of above average growth in revenue and earnings, strong management and sound and improving financial condition.

The Fund also may invest up to 20% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

EMERGING GROWTH FUND

OBJECTIVE. Emerging Growth Fund has an objective of growth of capital.

INVESTMENT POLICIES. Under normal market conditions, Emerging Growth Fund invests at least 65% of its total assets in equity securities of small-sized companies that exhibit, in the Adviser's opinion, outstanding potential for superior growth. For these purposes, small-sized companies are deemed those with market capitalizations of less than $1 billion. Companies that participate in sectors that are identified by the Adviser as having long-term growth potential generally are expected to make up a substantial portion of the Fund's holdings. These companies often have established a market niche or have developed unique products or technologies that are expected by the Adviser to produce superior growth in revenues and earnings.

The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of $1 billion or more and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

REGIONAL EQUITY FUND

OBJECTIVE. Regional Equity Fund has an objective of capital appreciation.

INVESTMENT POLICIES. Regional Equity Fund seeks to achieve its objective by investing, in normal market conditions, at least 65% of its total assets in equity securities of small-sized companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois.


The Adviser anticipates investing primarily in the securities of rapidly growing small-sized companies which generally will have the following characteristics, in the Adviser's opinion: (i) company-specific fundamentals that grow shareholder value, (ii) experienced, shareholder-oriented management, and (iii) undervaluation by the market. For these purposes, small-sized companies are deemed those with market capitalizations of less than $1 billion.


In addition to the risks associated with investing in smaller-capitalization companies, see "-- Risk Factors -- Smaller-Capitalization Companies" below, the Fund's policy of concentrating its equity investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region. Although the region in which the Fund principally invests has a diverse industrial base (including, but not limited to, agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), this industrial base is not as diverse as that of the country as a whole. The Fund therefore may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

The Fund also may invest up to 35% of its total assets in the aggregate in equity securities without regard to the location of the issuer's headquarters or the issuer's market capitalization and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income
Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

SPECIAL EQUITY FUND

OBJECTIVE. Special Equity Fund has an objective of capital appreciation.

INVESTMENT POLICIES. Under normal market conditions, Special Equity Fund invests at least 65% of its total assets in equity securities. The Fund's policy is to invest in equity securities which the Adviser believes offer the potential for greater than average capital appreciation. The Adviser believes that this policy can best be achieved by investing in the equity securities of companies where fundamental changes are occurring, are likely to occur, or have occurred and where, in the opinion of the Adviser, the changes have not been adequately reflected in the price of the securities and thus are considered by the Adviser to be undervalued.

Undervalued securities may include securities of companies which (i) have been unpopular for some time but where, in the Adviser's opinion, recent developments (such as those listed in the next sentence) suggest the possibility of improved operating results; (ii) have recently experienced marked popularity but which, in the opinion of the Adviser, have temporarily fallen out of favor for reasons that are considered by the Adviser to be non-recurring or short-term; and (iii) appear to the Adviser to be undervalued in relation to popular securities of other companies in the same industry. Typically, but not exclusively, the Adviser will consider investing in undervalued issues in which it sees the possibility of substantially improved market price due to increasing demand for an issuer's products or services, the development of new or improved products or services, the probability of increased operating efficiencies, the elimination of unprofitable products or operations, changes in management or management goals, fundamental changes in the industry in which the issuer operates, new or increased emphasis on research and development, or possible mergers or acquisitions.

In selecting securities judged to be undervalued and in investing in potential "turnaround" situations, the Adviser will be acting on opinions and exercising judgments which may be contrary to those of the majority of investors. These opinions and judgments involve the risks of either (i) a correct judgment by the majority, in which case losses may be incurred or profits may be limited, or (ii) a long delay before majority recognition of the accuracy of the Adviser's judgment, in which case capital invested by the Fund in an individual security or group of securities may be nonproductive for an extended period.

The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

TECHNOLOGY FUND

OBJECTIVE. Technology Fund has an objective of long-term growth of capital.


INVESTMENT POLICIES. Under normal market conditions, Technology Fund invests at least 80% of its total assets in equity securities of companies which the Adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. The description of the technology sector is interpreted broadly by the Adviser and may include such products or services as inexpensive computing power, such as personal computers; improved methods of communications, such as satellite transmission; or labor saving machines or instruments, such as computer-aided design equipment. The prime emphasis of the Fund is to identify those companies positioned, in the Adviser's opinion, to benefit from technological advances in areas such as semiconductors, minicomputers and peripheral equipment, scientific instruments, computer software, communications, and future automation trends in both office and factory settings.


The Fund also may invest up to 20% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

Technology Fund operates as a non-diversified investment company, as defined in the 1940 Act, but intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended. Since a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers which will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of diversified investment companies. In addition, competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.


HEALTH SCIENCES FUND

OBJECTIVE. Health Sciences Fund has an objective of long-term growth of capital.



INVESTMENT POLICIES. Under normal market conditions, Health Sciences Fund invests at least 80% of its total assets in equity securities of companies which the Adviser considers to be principally engaged in the development, production or distribution of products or services connected with health care or medicine. Examples of these products and services include pharmaceuticals, health care services and administration, diagnostics, medical equipment and supplies, medical technology, and medical research and development. The Adviser anticipates investing in companies that have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services, increasing demand for a company's products or services, established market leadership, or exceptional management. A company will be deemed "principally engaged" in the health sciences industries if at the time of investment the Adviser determines that at least 50% of its assets, revenues or profits are derived from those industries.



The Fund also may invest up to 20% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."



Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."



In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



For defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.



Health Sciences Fund operates as a non-diversified investment company, as defined in the 1940 Act, but intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended. Since a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers which will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of diversified investment companies. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.



REAL ESTATE SECURITIES FUND

OBJECTIVE. Real Estate Securities Fund has an objective of providing above average current income and long-term capital appreciation by investing primarily in equity securities of real estate companies.



INVESTMENT POLICIES. Under normal market conditions, Real Estate Securities Fund invests at least 65% of its total assets in income producing equity securities of publicly traded companies principally engaged in the real estate industry. For this purpose, a company is deemed to be "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in such real estate. The Fund seeks to invest in equity securities that provide a dividend yield that exceeds the composite dividend yield of the securities included in the S&P 500.



A majority of the Fund's total assets will be invested in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.



REITs generally can be classified as Equity REITs, Mortgage REITs, and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and derives its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.



The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."



In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry. Although the Fund will operate as a non-diversified investment company under the 1940 Act, it intends to conduct its operations so as to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.


Because the Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.


INTERNATIONAL FUND

OBJECTIVE. International Fund has an objective of long-term growth of capital.

INVESTMENT POLICIES. Under normal market conditions, International Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in markets other than the United States. Generally these securities are issued by companies (i) domiciled in countries other than the United States, or (ii) that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. The securities in which the Fund invests include common and preferred stock, securities (bonds and preferred stock) convertible into common stock, warrants and securities representing underlying international securities such as American Depositary Receipts and European Depositary Receipts. The Fund also may hold securities of other investment companies (which investments are also subject to the advisory fee) and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.


The Fund may invest in securities of issuers in, but not limited to, Argentina, Australia, Austria, Belgium, Canada, Chile, China, Columbia, the Czech Republic, Denmark, Finland, France, Germany, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, the United Kingdom, and Venezuela. Normally, the Fund will invest at least 65% of its total assets in securities traded in at least three foreign countries, including the countries listed above. It is possible, although not currently anticipated, that up to 35% of the Fund's assets could be invested in United States companies.


In investing the Fund's assets, the Sub-Adviser expects to place primary emphasis on country selection, followed by selection of industries or sectors within or across countries and by selection of individual stocks corresponding to the industries or sectors selected. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the Fund also may invest in emerging markets where smaller capitalization companies are the norm.


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 50% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; (v) engage in the lending of portfolio securities; (vi) engage in foreign currency transactions; (vii) in order to attempt to reduce risk, purchase put and call options on foreign currencies;
(viii) write covered call options on foreign currencies owned by the Fund; and (ix) enter into contracts for the future purchase or delivery of securities, foreign currencies, and indices, purchase or sell options on any such futures contracts and engage in related closing transactions. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


Under normal market conditions, it is expected that the Fund will be fully invested in equity securities and related hedging instruments (except for short-term investments of cash for liquidity purposes and pending investment). However, for temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items."

International Fund is subject to special risks associated with investing in foreign securities and to declines in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. These risks are discussed under "Special Investment Methods -- Foreign Securities" and "-- Foreign Currency Transactions" elsewhere here. Because of the special risks associated with foreign investing and the Sub-Adviser's ability to invest substantial portions of the Fund's assets in a small number of countries, the Fund may be subject to greater volatility than most mutual funds which invest principally in domestic securities.

RISKS TO CONSIDER

An investment in any of the Funds involves certain risks in addition to those noted above with respect to particular Funds. These include the following:

EQUITY SECURITIES GENERALLY. Market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Market prices of equity securities as a group have dropped dramatically in a short period of time on several occasions in the past, and they may do so again in the future. Each of the Funds is subject to the risk of generally adverse equity markets.

SMALLER-CAPITALIZATION COMPANIES. Emerging Growth Fund and Regional Equity Fund emphasize investments in companies with relatively small market capitalizations, and the remaining Funds (excluding Equity Index Fund and Asset Allocation Fund) are permitted to invest in equity securities of such companies. The equity securities of smaller-capitalization companies frequently have experienced greater price volatility in the past than those of larger-capitalization companies, and they may be expected to do so in the future. To the extent that the Funds invest in smaller-capitalization companies, they are subject to this risk of greater volatility.

ACTIVE MANAGEMENT. All of the Funds other than Equity Index Fund are actively managed to a greater or lesser degree by the Adviser or, in the case of International Fund, the Sub-Adviser. The performance of these Funds therefore will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving the Funds' investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally.

OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.

MANAGEMENT

The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.


INVESTMENT ADVISER



First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982. As of September 30, 1995, the Adviser was managing accounts with an aggregate value of approximately $29 billion, including mutual fund assets in excess of $7 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.


Each of the Funds other than International Fund has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. International Fund pays the Adviser a monthly fee calculated on the same basis equal to 1.25% of its average daily net assets, out of which the Adviser pays the Sub-Adviser's fee. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

While the advisory fee payable to the Adviser with respect to International Fund is higher than the advisory fee paid by most mutual funds, the Adviser believes it is comparable to that paid by many funds having similar investment objectives and policies.

The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI"), a wholly owned broker-dealer subsidiary of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and ISI might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.


SUB-ADVISER TO INTERNATIONAL FUND


Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, is Sub-Adviser to International Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Adviser is responsible for the investment and reinvestment of International Fund's assets and the placement of brokerage transactions in connection therewith. For its services under the Sub-Advisory Agreement, the Sub-Adviser is paid a monthly fee by the Adviser calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net assets, 0.70% of the second $100 million of International Fund's average daily net assets, 0.65% of the third $100 million of International Fund's average daily net assets, and 0.60% of International Fund's average daily net assets in excess of $300 million.


The Sub-Adviser, a privately held company, was founded in 1986 by David F. Marvin and Stanley Palmer. The stock of the Sub-Adviser is owned by Mr. Marvin, Mr. Palmer and 21 other holders. The Sub-Adviser is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At September 30, 1995, the Sub-Adviser managed a total of $3.1 billion in investments for 55 institutional investors.



PORTFOLIO MANAGERS



Stock Fund, Equity Index Fund and Balanced Fund are managed by a committee comprised of Mr. Doak, Mr. Jensen, Ms. Lilly, Mr. Murphy, Mr. Rinkoff and Mr. Rovner, whose backgrounds are set forth below. Asset Allocation Fund, Equity Income Fund and Diversified Growth Fund are managed by a committee comprised of Mr. Bren, Mr. Doak, Mr. Dubiak, Ms. Halbe, Ms. Hoyme, Ms. Johnson, Mr. Murphy and Mr. Whitcomb, whose backgrounds also are set forth below. The remaining Funds are managed or co-managed as indicated below.



JAMES DOAK is a member of the committees which manage six of the Funds, as set forth above. Jim joined the Adviser in 1982 after serving for two years as vice president of INA Capital Advisors and ten years as Vice President of Loomis-Sayles & Co. He has managed assets for individual and institutional clients, specializing in equity investments, and served as the analyst and portfolio manager for Stock Fund since its inception in December 1987. Jim received his bachelor's degree from Brown University and his master's degree in business administration from the Wharton School of Business. He is a Chartered Financial Analyst.



RICHARD W. JENSEN is a member of the committee which manages three of the Funds, as set forth above, and he supervises and monitors the performance of the Sub-Adviser with respect to International Fund. He is Senior Managing Director and a portfolio manager with the Adviser, having joined it in 1967. Prior to that time he was employed by Merrill Lynch, Pierce, Fenner & Smith and Irving Trust Company. He received his bachelor's degree from the University of Minnesota and is a Chartered Financial Analyst.


ELIZABETH M. LILLY is a member of the committee which manages three of the Funds, as set forth above, and she is co-manager of Regional Equity Fund. Beth joined the Adviser in 1992 after several years in the investment industry with The St. Paul Companies, Fund American Companies and Goldman Sachs & Co. She received her bachelor's degree from Hobart /William Smith College and is a Chartered Financial Analyst.


JOHN M. MURPHY, JR. is a member of the committees which manage six of the Funds, as set forth above. John is Chief Investment Officer of the Adviser's First Asset Management group, having joined the Adviser in 1984. He has more than 30 years in the investment management field and served with Investment Advisers, Inc. and Blyth, Eastman, Dillon & Co. before joining the Adviser. He received his bachelor's degree from Regis College.



RICHARD J. RINKOFF is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Regional Equity Fund. Rick joined the Adviser in 1977 after serving as an investment officer for two years for Pittsburgh National Bank. Since then, he has managed assets for individuals and institutional clients of the Adviser, specializing in managing investments in regional equities. He has served as portfolio manager for the regional fund management style since 1981. Rick received his bachelor's degree in mathematics and his master's degree in business from Carnegie-Mellon University. He is a Chartered Financial Analyst.



JAMES S. ROVNER is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio manager for Special Equity Fund. Jim joined the Adviser in 1986 and has managed assets for institutional and individual clients for over 15 years, specializing in equity and balanced investment strategies. Jim received his bachelor's degree and his master's degree in business administration from the University of Wisconsin. He is a Chartered Financial Analyst.



GERALD C. BREN is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Emerging Growth Fund and Health Sciences Fund. Gerald joined the Adviser in 1972 as an investment analyst. He received his master's degree in business administration from the University of Chicago in 1972 and his Chartered Financial Analyst certification in 1977.



ALBIN S. DUBIAK is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Emerging Growth Fund. Al began his investment career as a security trader with The First National Bank of Chicago in 1963 before joining the Adviser as an investment analyst in 1969. Al received his bachelor's degree from Indiana University in 1962 and his master's degree in business administration from the University of Arizona in 1969.


JOYCE A.K. HALBE is a member of the committee which manages three of the Funds, as set forth above, and she is co-manager of Health Sciences Fund. Joyce joined the Adviser in 1990 after serving as a trust investment officer at Norwest Bank Minnesota, N.A. and as a research analyst at Edward D. Jones and Company. She received her master of science degree and her master's degree in business administration from the University of Wisconsin -- Madison. She is a Chartered Financial Analyst.


MARY M. HOYME is a member of the committee which manages three of the Funds, as set forth above, and she is portfolio manager for Real Estate Securities Fund. Mary joined the Adviser in 1989 as a research analyst, prior to which she was employed for seven years as an equity and economic analyst with IDS Financial Services. She received her bachelor's degree from the University of Wisconsin -- Eau Claire and her master's degree in business administration from the College of St. Thomas. She is a Chartered Financial Analyst.



CORI B. JOHNSON is a member of the committee which manages three of the Funds, as set forth above. Cori has been managing assets using quantitative analysis techniques since 1992. She joined the Adviser in 1991 as a securities analyst. Cori received her bachelor's degree from Concordia College and her master's degree in business administration from the University of Minnesota. She is a Chartered Financial Analyst.



ROLAND P. WHITCOMB is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Technology Fund. Roland joined the Adviser in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst.



JEFF A. JOHNSON is portfolio co-manager for Technology Fund. Jeff has been employed by the Adviser in investment management since 1991 and in commercial lending from 1985 to 1991. He received his master of arts degree from the University of Iowa.


A committee comprised of the following five individuals shares the management of International Fund on behalf of the Sub-Adviser:

DAVID F. MARVIN is Chairman of the Sub-Adviser and founded the firm together with Mr. Palmer in 1986. Before founding the Sub-Adviser, Mr. Marvin was Vice President in charge of DuPont Corporation's $10 billion internally-managed pension fund. Prior to that Mr. Marvin was Associate Portfolio Manager, and then Head Portfolio Manager, for Investors Diversified Services' IDS Stock Fund. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust. He received his bachelor's degree from the University of Illinois and his master's degree in business administration from Northwestern University. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

STANLEY PALMER is President of the Sub-Adviser and co-founder of the firm. Mr. Palmer was Equity Portfolio Manager for DuPont Corporation from 1978 through 1986, an analyst and portfolio manager at Investors Diversified Services from 1971 through 1978, and an analyst at Harris Trust & Savings Bank from 1964 through 1971. He received his bachelor's degree from Gustavus Adolphus College and his master's degree in business administration from the University of Iowa. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

TERRY B. MASON is a Vice President and Portfolio Manager of the Sub-Adviser. Before joining the Sub-Adviser, Mr. Mason was employed for 14 years by DuPont Corporation, the last five as international equity analyst and international trader. He received his bachelor's degree from Glassboro State College and his master's degree in business administration from Widener University.


JAY F. MIDDLETON is a Vice President and Portfolio Manager for the Sub-Adviser and joined the firm in 1989. He received his bachelor's degree from Wesleyan University.



TODD D. MARVIN is a Vice President and Portfolio Manager for the Sub-Adviser and joined the firm in 1991. Before joining the Sub-Adviser, Mr. Marvin was employed by Oppenheimer & Company as an analyst in investment banking. Mr. Marvin received his bachelor's degree from Wesleyan University.



CUSTODIAN

The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.


As compensation for its services to Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Regional Equity Fund, and Special Equity Fund, the Custodian is paid the following fees: (i) an annual administration fee of $750 per Fund; (ii) an issue held fee, computed as of the end of each month, at the annual rate of $30 per securities issue held by each Fund; (iii) transaction fees, consisting of (a) a securities buy/sell/maturity fee of $15 per each such transaction, and (b) a payment received fee of $12 for each principal pay down payment received on collateralized mortgage pass-through instruments; (iv) a wire transfer fee of $10 per transaction; (v) a cash management fee, for "sweeping" cash into overnight investments, at an annual rate of 0.25% of the amounts so invested; and (vi) a remittance fee, for payment of each Fund's expenses, of $3.50 per each check drawn for such remittances. The Custodian is paid monthly fees equal to 0.03% of the average daily net assets of Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Technology Fund, Health Sciences Fund, and Real Estate Securities Fund and 0.25% of the average daily net assets of International Fund. Sub-custodian fees with respect to International Fund are paid by the Custodian out of this amount. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.


Rules adopted under the 1940 Act permit International Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. International Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the directors of FAIF in accordance with these rules. This determination is made pursuant to these rules following a consideration of a number of factors including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodian services for International Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of International Fund's assets.

ADMINISTRATOR

The administrator for the Funds is SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Administrator, a wholly-owned subsidiary of SEI Corporation, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

TRANSFER AGENT


DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 210 West 10th Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Corporation and is located at 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan"). The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Alternative Sales Charge Options." Under the Class A Distribution Plan, each Fund also pays the Distributor a distribution fee monthly at an annual rate of 0.25% of the Fund's Class A Shares' average daily net assets, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class A Shares of the Funds. From time to time, the Distributor may voluntarily waive its distribution fees with respect to the Class A Shares of any of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

Under another distribution plan (the "Class B Distribution Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay to the Distributor a sales support fee at an annual rate of up to 0.75% of the average daily net assets of the Class B Shares of the Funds, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of the Funds. This fee is calculated and paid each month based on the average daily net assets for that month. In addition to this fee, the Distributor may be paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to Class B Shares of the Funds. Although Class B Shares are sold without an initial sales charge, the Distributor pays a total of 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The service fee payable under the Class B Service Plan is prepaid for the first year as described above.

The Class A and Class B Distribution Plans recognize that the Adviser, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Adviser may pay amounts to broker-dealers from its own assets with respect to such sales. ISI, a subsidiary of the Adviser, is a Participating Institution.

INVESTING IN THE FUNDS

SHARE PURCHASES

Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail are considered received after payment by check is converted by the Funds into federal funds. In order to purchase shares by mail, an investor must:

 *  complete and sign the new account form;

 *  enclose a check made payable to (Fund name); and


 * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.



After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.



BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time to place an order. All information needed will be taken over the telephone, and the order will be considered received when the Custodian receives payment by wire. Federal funds should be wired as follows: First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems: Account Number 6023458026; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays upon which wire transfers are restricted.



MINIMUM INVESTMENT REQUIRED

The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of First Bank National Association, First Trust National Association and First Bank System, Inc. and their respective affiliates.

ALTERNATIVE SALES CHARGE OPTIONS

THE TWO ALTERNATIVES: OVERVIEW. An investor may purchase shares of a Fund at a price equal to its net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each of Class A and Class B represents a Fund's interest in its portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement; (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A Shares as long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges. Sales personnel of financial institutions distributing the Funds' shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial to that investor. The amount of a purchase, the length of time an investor expects to hold the shares, and whether the investor wishes to receive dividends in cash or in additional shares, will all be factors in determining which sales charge option is best for a particular investor. An investor should consider whether, over the time he or she expects to maintain the investment, the accumulated sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent the differential may be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial to an investor if he or she qualifies for reduced sales charges as described below. Accordingly, orders for Class B Shares for $250,000 or more ordinarily will be treated as orders for Class A Shares or declined.

The Directors of FAIF have determined that no conflict of interest currently exists between the Class A and Class B Shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

CLASS A SHARES.

WHAT CLASS A SHARES COST. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:

                                  EACH FUND:

                                     SALES CHARGE                            MAXIMUM AMOUNT
                                    AS PERCENTAGE    SALES CHARGE AS            OF SALES
                                     OF OFFERING      PERCENTAGE OF         CHARGE REALLOWED
                                        PRICE        NET ASSET VALUE  TO PARTICIPATING INSTITUTIONS
Less than $50,000                        4.50%            4.75%                 4.05%
$50,000 but less than $100,000           4.00%            4.17%                 3.60%
$100,000 but less than $250,000          3.50%            3.63%                 3.15%
$250,000 but less than $500,000          2.75%            2.83%                 2.47%
$500,000 but less than
$1,000,000                               2.00%            2.04%                 1.80%
$1,000,000 and over                      0.00%            0.00%                 0.00%

There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions will receive a commission of 1.00% on such sales. Redemptions of Class A Shares purchased at net asset value within 24 months of purchase will be subject to a contingent deferred sales charge of 1.00%. However, Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

Net asset value is determined at 3:00 p.m. Central time Monday through Friday except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following federal holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

DEALER CONCESSION. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

The sales charge for shares sold other than through registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

REDUCING THE CLASS A SALES CHARGE. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

* Quantity Discounts and Accumulated Purchases: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

     The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

* Letter of Intent: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

     The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

     A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.


SALES OF CLASS A SHARES AT NET ASSET VALUE. Purchases of a Fund's Class A Shares by the Adviser, the Sub-Adviser or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker/dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisers, financial planners and registered broker/dealers who are purchasing shares on behalf of their customers.


If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF Fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.


In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.


CLASS B SHARES.

CONTINGENT DEFERRED SALES CHARGE. Class B Shares are sold at net asset value without any initial sales charge. If an investor redeems Class B Shares within eight years of purchase, he or she will pay a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.

                            CONTINGENT DEFERRED
                             SALES CHARGE AS A
                           PERCENTAGE OF DOLLAR
                             AMOUNT SUBJECT TO
YEAR SINCE PURCHASE               CHARGE
First                              5.00%
Second                             5.00%
Third                              4.00%
Fourth                             3.00%
Fifth                              2.00%
Sixth                              1.00%
Seventh                            None
Eighth                             None

In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight-year period. This method should result in the lowest possible sales charge.

The contingent deferred sales charge is waived on redemption of Class B Shares (i) within one year following the death or disability (as defined in the Internal Revenue Code) of a shareholder, and (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2 . A shareholder or his or her representative must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

CONVERSION FEATURE. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.


DOLLAR COST AVERAGING. Class B Shares may also be purchased through automatic monthly deductions from a shareholder's account in Class B Shares of Prime Obligations Fund of First American Funds, Inc. Under a dollar cost averaging program, a shareholder enters an agreement to purchase Class B Shares of one or more Funds over a period of time not to exceed twelve months, and initially purchases Prime Obligations Class B Shares in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of Class B Shares of Prime Obligations Fund is exchanged for the Class B Shares of the Funds specified. This program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.



SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or call (800) 637-2548.

EXCHANGING SECURITIES FOR FUND SHARES

A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

CERTIFICATES AND CONFIRMATIONS

The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

DIVIDENDS AND DISTRIBUTIONS


Dividends are declared and paid monthly with respect to Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Equity Income Fund, Diversified Growth Fund and Special Equity Fund, to all shareholders of record on the record date. Dividends are declared paid quarterly with respect to Emerging Growth Fund, Regional Equity Fund, Technology Fund, Health Sciences Fund, and Real Estate Securities Fund, and annually with respect to International Fund. Distributions of any net realized long-term capital gains will be made at least once every 12 months. A portion of the quarterly distributions paid by Real Estate Securities Fund may be a return of capital. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.


All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

The amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class C Shares because of the distribution expenses charged to Class A and Class B Shares. The amount of dividends payable on Class A Shares generally will be more than the dividends payable on the Class B Shares because of the distribution and service fees paid by Class B Shares.

EXCHANGE PRIVILEGE

Shareholders may exchange Class A or Class B Shares of a Fund for currently available Class A or Class B Shares, respectively, of the other FAIF Funds or of other funds in the First American family. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the FAIF Funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

For purposes of calculating the Class B Shares' eight-year conversion period or contingent deferred sales charges payable upon redemption, the holding period of Class B Shares of the "old" fund and the holding period of Class B Shares of the "new" fund are aggregated.

The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- Directly From the Funds -- Signatures." Neither the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, or any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two FAIF Funds by telephone only if both FAIF Funds have identical shareholder registrations.

Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.


Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105.


Shareholders who become eligible to purchase Class C Shares may exchange Class A Shares for Class C Shares. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a custody or agency account with a financial institution which invests in Class C Shares.

The terms of any exchange privilege may be modified or terminated by the Funds at any time. There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or changes.

REDEEMING SHARES

Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.

BY TELEPHONE

A shareholder may redeem shares of a Fund by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

BY MAIL

Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

* a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

* a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

* a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

* any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases. Because automatic withdrawals with respect to Class B Shares are subject to the contingent deferred sales charge, it may not be in the best interest of a Class B shareholder to participate in the Systematic Withdrawal Program.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.

DETERMINING THE PRICE OF SHARES

Class A Shares of the Funds are sold at net asset value plus a sales charge, while Class B Shares are sold without a front-end sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Alternative Sales Charge Options."

The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request.

It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

DETERMINING NET ASSET VALUE


The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.



Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.


Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution expenses charged to Class A and Class B Shares.

FOREIGN SECURITIES

Any assets or liabilities of the Funds initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when the Funds' net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.

FEDERAL INCOME TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.


Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds attributable to investments in the securities of foreign issuers or REITs will not be eligible for the 70% deduction for dividends received by corporations.



Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund. Long-term capital gains of individuals are currently subject to a maximum tax rate of 28%. As of the date of this Prospectus, both the U.S. Senate and the U.S. House have enacted bills that would reduce the effective tax rates on long-term capital gains of individuals. At this time, it is impossible to predict whether such a provision will be enacted into law, or what its effective date would be.


Gain or loss realized upon the sale of shares in the Funds will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

International Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If at the end of International Fund's taxable year more than 50% of its total assets consist of securities of foreign corporations, it will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such foreign taxes in gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable income or, alternatively, use them as foreign tax credits against their federal income taxes. If such an election is filed for a year, International Fund shareholders will be notified of the amounts which they may deduct as foreign taxes paid or use as foreign tax credits.

Alternatively, if the amount of foreign taxes paid by International Fund is not large enough to warrant its making the election described above, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case, shareholders would not be required to include any amount of foreign taxes paid by the Fund in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount of foreign tax credit for taxes paid by the Fund.

Each Fund is required by federal law to withhold 31% of reportable payments (including dividends, capital gain distributions, and redemptions) paid to certain accounts whose owners have not complied with IRS regulations. In order to avoid this withholding requirement, each shareholder will be asked to certify on the shareholder's account application that the social security or taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for previous underreporting to the IRS.

This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details. Before investing in the Funds, an investor should consult his or her tax adviser about the consequences of state and local tax laws.

FUND SHARES

Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.

CALCULATION OF PERFORMANCE DATA

From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

"Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

"Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

"Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

The performance of the Class A and Class B Shares of a Fund will normally be lower than for the Class C Shares because Class C Shares are not subject to the sales charges and distribution expenses applicable to Class A and Class B Shares. In addition, the performance of Class A and Class B Shares of a Fund will differ because of the different sales charge structures of the classes and because of the higher distribution and service fees charged to Class B Shares.

In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.

SPECIAL INVESTMENT METHODS

This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

CASH ITEMS

The "cash items" in which the Funds may invest, as described under "Investment Objectives and Policies," include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings and time deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser or, in the case of International Fund, the Sub-Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

Each of the Funds (excluding Equity Index Fund) may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each of the Funds (excluding Equity Index Fund) may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser or, in the case of International Fund, the Sub-Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

OPTIONS TRANSACTIONS


PURCHASES OF PUT AND CALL OPTIONS. The Funds may purchase put and call options. These transactions will be undertaken only for the purpose of reducing risk to the Funds; that is, for "hedging" purposes. Depending on the Fund, these transactions may include the purchase of put and call options on equity securities, on stock indices, on interest rate indices, or (only in the case of International Fund) on foreign currencies. Options on futures contracts are discussed below under "Futures and Options on Futures."


A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

None of the Funds other than International Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

WRITING OF COVERED CALL OPTIONS. The Funds may write (sell) covered call options to the extent specified with respect to particular Funds under "Investment Objectives and Policies." These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of International Fund) on foreign currencies which a Fund owns or has the right to acquire or on interest rate indices.

When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

FUTURES AND OPTIONS ON FUTURES

Equity Index Fund, Balanced Fund, Asset Allocation Fund and International Fund may engage in futures transactions and purchase options on futures to the extent specified with under "Investment Objectives and Policies." Depending on the Fund, these transactions may include the purchase of stock index futures and options on stock index futures, and the purchase of interest rate futures and options on interest rate futures. In addition, International Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, or foreign currency.

A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

A Fund may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of International Fund, as part of its management of foreign currency transactions. In addition, Equity Index Fund may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FIXED INCOME SECURITIES


The fixed income securities in which Stock Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Regional Equity Fund, Special Equity Fund, Technology Fund, Health Sciences Fund, and Real Estate Securities Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "-- Cash Items." Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.


Equity Income Fund also may invest a portion of its assets in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "Investment Objectives and Policies -- Equity Income Fund."

The fixed income securities specified above, as well as the fixed income securities in which Balanced Fund and Asset Allocation Fund may invest as described under "Investment Objectives and Policies," are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

FOREIGN SECURITIES


GENERAL. Under normal market conditions International Fund invests at least 65% of its total assets in equity securities which trade in markets other than the United States. In addition, the other Funds (excluding Equity Index Fund, Asset Allocation Fund, Regional Equity Fund and Real Estate Securities Fund) may invest lesser proportions of their assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.


Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. International Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

FOREIGN CURRENCY TRANSACTIONS

International Fund invests in securities which are purchased and sold in foreign currencies. The value of its assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. International Fund also will incur costs in converting United States dollars to local currencies, and vice versa.

International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date certain at a specified price. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

International Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. It may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. International Fund also may hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

Although a foreign currency hedge may be effective in protecting the Fund from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The Sub-Adviser's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the Sub-Adviser's view regarding future exchange rates proves to have been incorrect, International Fund may realize losses on its foreign currency transactions.

International Fund does not intend to enter into forward currency contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

MORTGAGE-BACKED SECURITIES

With respect to the fixed income portion of its portfolio, Balanced Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.

Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.


CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Balanced Fund will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Fund may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.


It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. Balanced Fund will not invest more than 10% of its total fixed income assets in interest-only, principal-only or inverse floating rate mortgage backed securities.

ASSET-BACKED SECURITIES

With respect to the fixed income portion of its portfolio, Balanced Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

BANK INSTRUMENTS

The bank instruments in which Balanced Fund may invest include time and savings deposits, deposit notes and bankers acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" above. In each instance, Balanced Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

PORTFOLIO TRANSACTIONS

Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

PORTFOLIO TURNOVER

Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser or, in the case of International Fund, the Sub-Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

INVESTMENT RESTRICTIONS

The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

* None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets, except for Asset Allocation Fund, which may borrow in amounts not to exceed 33-1/3% of its total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money.

* None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

*    None of the Funds will make short sales of securities.


* None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Growth Fund, Technology Fund, and International Fund as may be necessary to make margin payments in connection with foreign currency futures and other derivative transactions.


A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
Section 4(2) commercial paper may be determined to be "liquid" under guidelines adopted by the Board of Directors. Rule 144A securities may in the future be determined to be "liquid" under guidelines adopted by the Board of Directors if the current position of certain state securities regulators regarding such securities is modified. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


Pursuant to an undertaking to certain state securities regulators, Real Estate Securities Fund will purchase securities that meet the investment objectives and policies of the Fund, are acquired for investment and not for resale, that are liquid and not restricted as to transfer, and that have a value that is readily ascertainable as evidenced by a listing on the New York Stock Exchange, the American Stock Exchange, or NASDAQ.


FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road
Wayne, Pennsylvania 19087

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
680 East Swedesford Road
Wayne, Pennsylvania 19087

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
680 East Swedesford Road
Wayne, Pennsylvania 19087

TRANSFER AGENT
DST SYSTEMS, INC.
210 West 10th Street
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY P.L.L.P.
220 South Sixth Street
Minneapolis, Minnesota 55402


FAIF-1003 (1/96) R



FIRST  AMERICAN INVESTMENT FUNDS, INC.

EQUITY FUNDS
INSTITUTIONAL CLASS

STOCK FUND
EQUITY INDEX FUND
BALANCED FUND
ASSET ALLOCATION FUND
EQUITY INCOME FUND
DIVERSIFIED GROWTH FUND
EMERGING GROWTH FUND
REGIONAL EQUITY FUND
SPECIAL EQUITY FUND
TECHNOLOGY FUND
HEALTH SCIENCES FUND
REAL ESTATE SECURITIES FUND
INTERNATIONAL FUND

                                   PROSPECTUS

                                JANUARY 31, 1996

[LOGO]
The power of disciplined investing


TABLE OF CONTENTS

                                           PAGE

SUMMARY                                      4

FEES AND EXPENSES                            8
Class C Share Fees and Expenses              8
Information Concerning Fees and
 Expenses                                   10

FINANCIAL HIGHLIGHTS                        12

THE FUNDS                                   16

INVESTMENT OBJECTIVES AND POLICIES          16
Stock Fund                                  17
Equity Index Fund                           18
Balanced Fund                               19
Asset Allocation Fund                       21
Equity Income Fund                          22
Diversified Growth Fund                     23
Emerging Growth Fund                        24
Regional Equity Fund                        25
Special Equity Fund                         26
Technology Fund                             27
Health Sciences Fund                        29
Real Estate Securities Fund                 30
International Fund                          32
Risks to Consider                           33

MANAGEMENT                                  34
Investment Adviser                          34
Sub-Adviser to International Fund           35
Portfolio Managers                          36
Custodian                                   39
Administrator                               40
Transfer Agent                              40

DISTRIBUTOR                                 40

PURCHASES AND REDEMPTIONS OF SHARES         40
Share Purchases and Redemptions             40
What Shares Cost                            41
Exchanging Securities for Fund Shares       42
Certificates and Confirmations              43
Dividends and Distributions                 43
Exchange Privilege                          43

FEDERAL INCOME TAXES                        44

FUND SHARES                                 45

CALCULATION OF PERFORMANCE DATA             46

SPECIAL INVESTMENT METHODS                  47
Cash Items                                  47
Repurchase Agreements                       47
When-Issued and Delayed-Delivery
 Transactions                               48
Lending of Portfolio Securities             48
Options Transactions                        49
Futures and Options on Futures              50
Fixed Income Securities                     51
Foreign Securities                          52
Foreign Currency Transactions               53
Mortgage-Backed Securities                  54
Asset-Backed Securities                     56
Bank Instruments                            56
Portfolio Transactions                      56
Portfolio Turnover                          57
Investment Restrictions                     57



FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road, Wayne, Pennsylvania 19087

INSTITUTIONAL CLASS PROSPECTUS


The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class C Shares of the following funds (the "Funds"):




*  STOCK FUND
*  EQUITY INDEX FUND
*  BALANCED FUND
*  ASSET ALLOCATION FUND
*  EQUITY INCOME FUND
*  DIVERSIFIED GROWTH FUND
*  EMERGING GROWTH FUND
*  REGIONAL EQUITY FUND
*  SPECIAL EQUITY FUND
*  TECHNOLOGY FUND
*  HEALTH SCIENCES FUND
*  REAL ESTATE SECURITIES FUND
*  INTERNATIONAL FUND



Class C Shares of the Funds are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity.



SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.


This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.


A Statement of Additional Information dated January 31, 1996 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is January 31, 1996.



SUMMARY

First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class C Shares of the following funds (the "Funds"):

STOCK FUND has a primary objective of capital appreciation and a secondary objective to provide current income. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities diversified among a broad range of industries and among companies that have a market capitalization of at least $500 million. In selecting equity securities, the Fund's adviser employs a value-based selection discipline.

EQUITY INDEX FUND has an objective of providing investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The Fund invests substantially in common stocks included in the S&P 500. The Fund's adviser believes that its objective can best be achieved by investing in the common stocks of approximately 250 to 500 of the issues included in the S&P 500.


BALANCED FUND has an objective of maximizing total return (capital appreciation plus income). The Fund seeks to achieve its objective by investing in a balanced portfolio of equity securities and fixed income securities. Over the long term, it is anticipated that the Fund's asset mix will average approximately 60% equity securities and 40% fixed income securities, with the asset mix normally ranging between 40% and 75% equity securities, between 25% and 60% fixed income securities, and between 0% and 25% money market instruments.


ASSET ALLOCATION FUND has an objective of maximizing total return over the long term by allocating its assets principally among common stocks, bonds, and short-term instruments. There are no limitations on the proportions in which the Fund's adviser may allocate the Fund's investments among these three classes of assets, and the Fund may at times be fully invested in a single asset class if the adviser believes that it offers the most favorable total return outlook.

EQUITY INCOME FUND has an objective of long-term growth of capital and income. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of issuers believed by the Fund's adviser to be characterized by sound management, the ability to finance expected growth and the ability to pay above average dividends.

DIVERSIFIED GROWTH FUND has a primary objective of long-term growth of capital and a secondary objective to provide current income. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of a diverse group of companies that will provide representation across all economic sectors included in the S&P 500. The adviser may overweight the Fund's portfolio holdings in sectors that it believes provide above average total return potential.

EMERGING GROWTH FUND has an objective of growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small-sized companies that exhibit, in the adviser's opinion, outstanding potential for superior growth. Companies that participate in sectors that are identified by the adviser as having long-term growth potential generally are expected to make up a substantial portion of the Fund's holdings.

REGIONAL EQUITY FUND has an objective of capital appreciation. The Fund seeks to achieve its objective by investing, in normal market conditions, at least 65% of its total assets in equity securities of small-sized companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. The Fund invests in the securities of rapidly growing companies within this size category and geographic area.

SPECIAL EQUITY FUND has an objective of capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities. The Fund's policy is to invest in equity securities which the Fund's adviser believes offer the potential for greater than average capital appreciation. The adviser believes that this policy can best be achieved by investing in the equity securities of companies where fundamental changes are occurring, are likely to occur, or have occurred and where, in the opinion of the adviser, the changes have not been adequately reflected in the price of the securities.


TECHNOLOGY FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of companies which the Fund's adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.



HEALTH SCIENCES FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of companies which the Fund's adviser considers to be principally engaged in the development, production or distribution of products or services connected with health care or medicine.



REAL ESTATE SECURITIES FUND has an objective of providing above average current income and long-term capital appreciation by investing primarily in equity securities of real estate companies. Under normal market conditions, the Fund invests at least 65% of its total assets in income producing equity securities of publicly traded companies principally engaged in the real estate industry. A majority of the Fund's total assets will be invested in securities of real estate investment trusts ("REITs"), with an expected emphasis on equity REITs.


INTERNATIONAL FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in markets other than the United States. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the Fund also may invest in emerging markets where smaller capitalization companies are the norm.

INVESTMENT ADVISER AND SUB-ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. Marvin & Palmer Associates, Inc. (the "Sub-Adviser") serves as sub-adviser to International Fund. See "Management."

DISTRIBUTOR; ADMINISTRATOR  SEI Financial Services Company (the
"Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

ELIGIBLE INVESTORS; OFFERING PRICES Class C Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class C Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

EXCHANGES Class C Shares of any Fund may be exchanged for Class C Shares of other FAIF funds at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

RISKS TO CONSIDER Each of the Funds is subject to the risk of generally adverse equity markets. Investors also should recognize that market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities.

Because each of the Funds other than Equity Index Fund is actively managed to a greater or lesser degree, their performance will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving their investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally.


In addition, (i) certain of the Funds are subject to risks associated with investing in smaller-capitalization companies; (ii) Regional Equity Fund is subject to risks associated with concentrating its investments in a single geographic region; (iii) Technology Fund, Health Sciences Fund and Real Estate Securities Fund are subject to risks associated with concentrating their investments in a single or related economic sectors; (iv) Real Estate Securities Fund is subject to risks associated with direct investments in REITs; (v) International Fund is subject to risks associated with investing in foreign securities and to currency risk; (vi) Equity Income Fund may invest a portion of its assets in less than investment grade convertible debt obligations; (vii) certain Funds other than International Fund may invest specified portions of their assets in securities of foreign issuers which are listed on a United States stock exchange or represented by American Depository Receipts or, in the case of Balanced Fund, are debt obligations of foreign issuers denominated in United States dollars; and (viii) certain Funds may invest (but not for speculative purposes) in stock index futures contracts, options on stock indices, options on stock index futures, index participation contracts based on the S&P 500, and/or exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies" and "Special Investment Methods."


SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

FEES AND EXPENSES INSTITUTIONAL CLASSES


CLASS C SHARE FEES AND EXPENSES



                                             EQUITY               ASSET    EQUITY  DIVERSIFIED
                                      STOCK   INDEX  BALANCED  ALLOCATION  INCOME     GROWTH
                                       FUND   FUND     FUND       FUND      FUND       FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases                              None    None     None       None      None      None
Maximum sales load imposed on
reinvested dividends                   None    None     None       None      None      None
Deferred sales load                    None    None     None       None      None      None
Redemption fees                        None    None     None       None      None      None
Exchange fees                          None    None     None       None      None      None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees
(after voluntary fee waivers and
reimbursements)(1)                     0.57%   0.12%    0.57%      0.49%     0.40%     0.50%
Rule 12b-1 fees                        None    None     None       None      None      None
Other expenses (after voluntary fee
waivers)(1)                            0.23%   0.23%    0.23%      0.31%     0.35%     0.30%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(1)                 0.80%   0.35%    0.80%      0.80%     0.75%     0.80%

EXAMPLE(2)
You would pay the following expenses on a $1,000 investment, assuming
(i) a 5% annual return, and (ii) redemption at the end of each time period:

1 year                                $   8   $   4    $   8      $   8     $   8     $   8
3 years                               $  26   $  11    $  26      $  26     $  24     $  26
5 years                               $  44   $  20    $  44      $  44     $  42     $  44
10 years                              $  99   $  44    $  99      $  99     $  93     $  99

                                      EMERGING  REGIONAL  SPECIAL                HEALTH    REAL ESTATE
                                       GROWTH    EQUITY    EQUITY  TECHNOLOGY   SCIENCES   SECURITIES
                                        FUND      FUND      FUND      FUND        FUND        FUND            INTERNATIONAL FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases                                None      None     None       None       None         None              None
Maximum sales load imposed on
reinvested dividends                     None      None     None       None       None         None              None
Deferred sales load                      None      None     None       None       None         None              None
Redemption fees                          None      None     None       None       None         None              None
Exchange fees                            None      None     None       None       None         None              None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees
(after voluntary fee waivers and
reimbursements)(1)                       0.40%     0.66%    0.65%      0.30%      0.23%        0.00%            1.19%
Rule 12b-1 fees                          None      None     None       None       None         None              None
Other expenses (after voluntary fee
waivers)(1)                              0.50%     0.24%    0.25%      0.60%      0.67%        0.80%            0.56%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(1)                   0.90%     0.90%    0.90%      0.90%      0.90%        0.80%            1.75%

EXAMPLE(2)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, and (ii) redemption at the end of each time period:

1 year                                  $   9     $   9    $   9      $   9      $   9        $   8         $     18
3 years                                 $  29     $  29    $  29      $  29      $  29        $  26         $     55
5 years                                 $  50     $  50    $  50      $  50      $  50        $  44         $     95
10 years                                $ 111     $ 111    $ 111      $ 111      $ 111        $  99         $    206

(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees as an annualized percentage of average daily net assets would be 0.70% for each Fund except International Fund, as to which they would be 1.25%; and total fund operating expenses calculated on such basis would be 0.94% for Stock Fund, 0.95% for Equity Index Fund, 0.94% for Balanced Fund, 1.01% for Asset Allocation Fund, 1.06% for Equity Income Fund, 1.01% for Diversified Growth Fund, 1.19% for Emerging Growth Fund, 0.95% for Regional Equity Fund, 0.95% for Special Equity Fund, 1.30% for Technology Fund, 1.37% for Health Sciences Fund, 2.34% for Real Estate Securities Fund, and 1.81% for International Fund. Other expenses includes an administration fee and is based on estimated amounts for the current fiscal year.


(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Stock Fund, $10, $30, $52 and $115; Equity Index Fund, $10, $30, $53 and $117; Balanced Fund, $10, $30, $52 and $115; Asset Allocation Fund, $10, $32, $56 and $124; Equity Income Fund, $11, $34, $58 and $129; Diversified Growth Fund, $10, $32, $56 and $124; Emerging Growth Fund, $12, $36, $65 and $144; Regional Equity Fund, $10, $30, $53 and $117; Special Equity Fund, $10, $30, $53 and $117; Technology Fund, $13, $41, $71 and $157;
     Health Sciences Fund, $14, $43, $75 and $165; Real Estate Securities Fund, $24, $73, $125 and $268; and International Fund, $18, $57, $98 and $213.



INFORMATION CONCERNING FEES AND EXPENSES

The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class C Shares of the Funds. The Funds also offer Class A and Class B Shares which are subject to the same expenses and, in addition, to a front-end or contingent deferred sales load and certain distribution expenses.

The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds except International Fund, as to which they are 1.25%.

Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.

FINANCIAL HIGHLIGHTS


The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in the Statement of Additional Information. Further information about the Funds' performance is contained in FAIF's annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Financial Highlights for the Class A shares of the Funds have been provided below along with the Financial Highlights for Class C shares. Class A shares are subject to sales charges and fees that may differ from those applicable to Class C shares.


For the periods ended September 30,
For a share outstanding throughout the period

                                                      REALIZED
                                                        AND
                                                     UNREALIZED    DIVIDENDS
                       NET ASSET VALUE      NET       GAINS OR     FROM NET    DISTRIBUTIONS
                        BEGINNING OF    INVESTMENT   (LOSSES) ON  INVESTMENT   FROM CAPITAL
                           PERIOD         INCOME     INVESTMENTS    INCOME         GAINS
STOCK FUND
Class C
1995                        $16.50          $0.36       $ 3.64       $(0.35)       $(0.59)
1994(1)                      16.47           0.25         0.03        (0.25)           --
Class A
1995                        $16.51          $0.33       $ 3.64       $(0.32)       $(0.59)
1994                         16.00           0.31         1.00        (0.30)        (0.50)
1993                         14.04           0.22         1.99        (0.23)        (0.02)
1992                         13.62           0.24         0.81        (0.29)        (0.34)
1991(7)                      10.64           0.28         2.95        (0.22)        (0.03)
1990(8)                      12.09           0.25        (1.17)       (0.25)        (0.28)
1989(8)                      10.35           0.25         1.70        (0.20)        (0.01)
1988(8)(9)                   10.03           0.27         0.35        (0.30)           --

EQUITY INDEX FUND
Class C
1995                        $10.67          $0.28       $ 2.75       $(0.27)       $(0.09)
1994(1)                      10.85           0.20        (0.18)       (0.20)           --
Class A
1995                        $10.68          $0.25       $ 2.76       $(0.25)       $(0.09)
1994                         10.60           0.25         0.09        (0.25)        (0.01)
1993(2)                      10.00           0.20         0.60        (0.20)           --

BALANCED FUND
Class C
1995                        $10.54          $0.40       $ 1.73       $(0.39)       $(0.15)
1994(1)                      10.86           0.25        (0.32)       (0.25)           --
Class A
1995                        $10.54          $0.38       $ 1.72       $(0.37)       $(0.15)
1994                         10.73           0.34        (0.02)       (0.34)        (0.17)
1993(2)                      10.00           0.28         0.75        (0.28)        (0.02)

ASSET ALLOCATION FUND
Class C
1995                        $10.38          $0.38       $ 1.58       $(0.37)       $(0.25)
1994(1)                      10.68           0.20        (0.30)       (0.20)           --
Class A
1995                        $10.39          $0.36       $ 1.58       $(0.35)       $(0.25)
1994                         10.60           0.27        (0.08)       (0.26)        (0.14)
1993(2)                      10.00           0.19         0.60        (0.19)           --

(table continued)

                                                                                 RATIO OF      RATIO OF
                                                                                    NET       EXPENSES TO
                                                                   RATIO OF     INVESTMENT    AVERAGE NET
                        NET ASSET                   NET ASSETS    EXPENSES TO    INCOME TO      ASSETS
                        VALUE END                     END OF      AVERAGE NET   AVERAGE NET   (EXCLUDING      PORTFOLIO
                        OF PERIOD   TOTAL RETURN   PERIOD (000)     ASSETS        ASSETS       WAIVERS)     TURNOVER RATE
STOCK FUND
Class C
1995                     $19.56        25.50%        $312,559        0.79%         2.10%          0.94%          52%
1994(1)                   16.50         1.70%+        154,949        0.75          2.28           1.01           65
Class A
1995                     $19.57        25.26%        $ 13,076        1.00%         1.89%          1.19%          52%
1994                      16.51         8.35%           8,421        0.76          1.51           1.20           65
1993                      16.00        15.82%         134,186        0.75          1.94           1.28           48
1992                      14.04         7.88%           3,644        1.45          1.75           4.46           39
1991(7)                   13.62        30.49%+          2,386        1.45          2.47           7.42           76
1990(8)                   10.64        (8.22%)          1,161        1.45          2.24           9.47           41
1989(8)                   12.09        20.33%             323        1.24          2.26          36.39           74
1988(8)(9)                10.35         6.40%+            206        1.02          2.67          28.60           80

EQUITY INDEX FUND
Class C
1995                     $13.34        29.17%        $218,932        0.35%         2.41%          0.95%           9%
1994(1)                   10.67         0.18%+        163,688        0.35          2.59           1.03           11
Class A
1995                     $13.35        28.90%        $  2,140        0.57%         2.16%          1.20%           9%
1994                      10.68         3.25%             758        0.35          2.23           1.23           11
1993(2)                   10.60         8.02%+        139,957        0.35          2.52           1.30            1

BALANCED FUND
Class C
1995                     $12.13        20.89%        $192,145        0.79%         3.61%          0.94%          77%
1994(1)                   10.54        (0.64%)+       125,285        0.75          3.51           1.05           98
Class A
1995                     $12.12        20.57%        $ 15,288        0.99%         3.41%          1.19%          77%
1994                      10.54         3.02%          13,734        0.77          2.63           1.24           98
1993(2)                   10.73        10.39%+        111,225        0.75          3.31           1.29           77

ASSET ALLOCATION FUND
Class C
1995                     $11.72        19.75%        $ 43,210        0.79%         3.53%          1.01%          87%
1994(1)                   10.38        (0.90%)+        47,227        0.75          2.91           1.12           32
Class A
1995                     $11.73        19.51%        $    993        0.99%         3.29%          1.26%          87%
1994                      10.39         1.81%             707        0.75          2.01           1.29           32
1993(2)                   10.60         8.01%+         56,393        0.75          2.40           1.34           31

+ Returns, excluding sales charges, are for the period indicated and have not been annualized.

(1) Class C shares have been offered since February 4, 1994. All ratios for the period have been annualized.

(2) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(3) Class C shares have been offered since August 2, 1994. All ratios for the period have been annualized.

(4) On April 28, 1994 the Board of Directors approved a change in this Fund's fiscal year end from November 30 to September 30, effective September 30, 1994. All ratios for the period have been annualized.

(5)  For the period ended November 30.

(6) Commenced operations on December 18, 1992. All ratios for the period have been annualized.


(7) On September 3, 1991, the Board of Directors of FAIF approved a change in FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(8)  For the period ended October 31.

(9) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(10) Commenced operations on April 4, 1994. All ratios for the period have been annualized.

(11) Commenced operations on June 30, 1995. All ratios for the period have been annualized.



FINANCIAL HIGHLIGHTS (CONTINUED)



For the periods ended September 30,
For a share outstanding throughout the period



                                                       REALIZED
                                                         AND
                                                     UNREALIZED    DIVIDENDS
                       NET ASSET VALUE      NET       GAINS OR     FROM NET    DISTRIBUTIONS      DISTRIBUTIONS
                        BEGINNING OF    INVESTMENT   (LOSSES) ON  INVESTMENT   FROM CAPITAL     FROM RETURN
                             PERIOD         INCOME     INVESTMENTS    INCOME         GAINS        OF CAPITAL

EQUITY INCOME FUND
Class C
1995                          $ 9.89         $ 0.41       $ 1.35       $(0.41)       $   --          $   --
1994(3)                         9.90           0.07        (0.03)       (0.05)           --              --
Class A
1995                          $ 9.89         $ 0.41       $ 1.33       $(0.39)       $   --          $   --
1994(4)                         9.87           0.41           --        (0.39)           --              --
1993(5)(6)                     10.00           0.57        (0.14)       (0.56)           --              --

DIVERSIFIED GROWTH FUND
Class C
1995                          $ 9.10         $ 0.17       $ 2.67       $(0.16)       $   --          $   --
1994(3)                         8.92           0.03         0.18        (0.03)           --              --
Class A
1995                          $ 9.09         $ 0.15       $ 2.66       $(0.15)       $   --          $   --
1994(4)                         9.39           0.10        (0.29)       (0.11)           --              --
1993(5)(6)                     10.00           0.11        (0.63)       (0.09)           --              --

EMERGING GROWTH FUND
Class C
1995                          $10.56         $ 0.03       $ 2.99       $(0.02)       $(0.15)         $   --
1994(10)                       10.00           0.01         0.56        (0.01)           --              --

REGIONAL EQUITY FUND
Class C
1995                          $12.52         $ 0.11       $ 4.90       $(0.08)       $(0.32)         $   --
1994(1)                        12.41           0.07         0.11        (0.07)           --              --
Class A
1995                          $12.52         $ 0.08       $ 4.90       $(0.06)       $(0.32)         $   --
1994                           11.96           0.08         0.71        (0.07)        (0.16)             --
1993(2)                        10.00           0.05         1.96        (0.05)           --              --

SPECIAL EQUITY FUND
Class C
1995                          $17.30         $ 0.38       $ 1.61       $(0.38)       $(1.02)         $   --
1994(1)                        16.34           0.22         0.96        (0.22)           --              --
Class A
1995                          $17.30         $ 0.35       $ 1.60       $(0.34)       $(1.02)         $   --
1994                           15.81           0.28         2.52        (0.28)        (1.03)             --
1993                           13.61           0.23         2.32        (0.25)        (0.10)             --
1992                           12.98           0.21         1.61        (0.27)        (0.92)             --
1991(7)                        10.33           0.30         2.61        (0.26)           --              --
1990(8)                        12.96           0.47        (2.03)       (0.46)        (0.61)             --
1989(8)                        11.55           0.47         1.39        (0.41)        (0.04)             --
1988(8)(9)                     10.03           0.34         1.57        (0.39)           --              --

TECHNOLOGY FUND
Class C
1995                          $11.19         $(0.03)      $ 7.31       $   --        $(0.23)         $   --
1994(10)                       10.00          (0.01)        1.20           --            --              --

REAL ESTATE SECURITIES FUND
Class C
1995(12)                      $10.00         $ 0.13       $ 0.39       $(0.11)       $   --          $(0.04)

INTERNATIONAL FUND
Class C
1995                          $10.22         $ 0.01       $ 0.07       $   --        $   --          $   --
1994(10)                       10.00          (0.01)        0.23           --            --              --


(table continued)

                                                                                  RATIO OF      RATIO OF
                                                                                     NET       EXPENSES TO
                                                                    RATIO OF     INVESTMENT    AVERAGE NET
                         NET ASSET                   NET ASSETS    EXPENSES TO  INCOME (LOSS)    ASSETS
                         VALUE END                     END OF      AVERAGE NET TO AVERAGE NET (EXCLUDING      PORTFOLIO
                         OF PERIOD   TOTAL RETURN   PERIOD (000)     ASSETS        ASSETS       WAIVERS)     TURNOVER RATE
EQUITY INCOME FUND
Class C
1995                       $11.24         18.24%       $ 52,126        0.75%          4.11%         1.06%           23%
1994(3)                      9.89          0.45%+        17,489        0.75           5.61          1.14           108
Class A
1995                       $11.24         18.06%       $  1,995        0.92%          3.91%         1.31%           23%
1994(4)                      9.89          4.22%+         1,852        0.88           4.88          1.39           108
1993(5)(6)                   9.87          4.44%+        28,786        0.75           6.09          1.36            68

DIVERSIFIED GROWTH FUND
Class C
1995                       $11.78         31.57%       $132,854        0.75%          1.69%         1.01%           28%
1994(3)                      9.10          2.36%+        31,875        0.75           2.37          1.08           101
Class A
1995                       $11.75         31.21%       $  2,710        0.92%          1.52%         1.26%           28%
1994(4)                      9.09         (2.07%)+        1,900        0.90           1.15          1.33           101
1993(5)(6)                   9.39         (5.18%)+       31,084        0.78           1.26          1.25             5

EMERGING GROWTH FUND
Class C
1995                       $13.41         29.16%       $ 41,716        0.84%          0.20%         1.19%           51%
1994(10)                    10.56          5.68%+         6,849        0.80           0.23          2.59            19

REGIONAL EQUITY FUND
Class C
1995                       $17.13         41.40%       $188,583        0.84%          0.78%         0.95%           42%
1994(1)                     12.52          1.46%+        96,045        0.80           0.82          1.05            41
Class A
1995                       $17.12         41.17%       $ 14,917        1.05%          0.58%         1.20%           42%
1994                        12.52          6.76%          8,345        0.82           0.59          1.25            41
1993(2)                     11.96         20.17%+        58,427        0.80           0.59          1.30            28

SPECIAL EQUITY FUND
Class C
1995                       $17.89         12.84%       $201,786        0.88%          2.30%         0.95%           72%
1994(1)                     17.30          7.31%+       128,806        0.79           1.93          1.03           116
Class A
1995                       $17.89         12.63%       $ 11,609        1.09%          2.08%         1.20%           72%
1994                        17.30         18.70%          7,333        0.81           1.88          1.23           116
1993                        15.81         18.91%         81,899        0.81           2.07          1.31           104
1992                        13.61         15.17%          3,586        1.50           1.61          4.18           146
1991(7)                     12.98         28.38%+         3,423        1.50           2.60          5.13           116
1990(8)                     10.33        (13.24%)         2,761        1.50           4.09          4.21           113
1989(8)                     12.96         17.41%          2,000        1.38           4.07          8.68           102
1988(8)(9)                  11.55         19.56%+           578        1.20           4.02         15.60            51

TECHNOLOGY FUND
Class C
1995                       $18.24         66.22%       $ 29,272        0.88%         (0.35)%        1.30%           74%
1994(10)                    11.19         11.90%+         6,491        0.80          (0.21)         3.12            43

REAL ESTATE SECURITIES FUND
Class C
1995(12)                   $10.37          5.19%+      $  5,756        0.80%          6.01%         2.34%            0%

INTERNATIONAL FUND
Class C
1995                       $10.30          0.78%       $ 94,400        1.74%          0.12%         1.81%           57%
1994(10)                    10.22          2.20%+        47,963        1.75          (0.19)         2.05            16



THE FUNDS


FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at 680 East Swedesford Road, Wayne, Pennsylvania 19087.

This Prospectus relates only to the Class C Shares of the Funds named on the cover hereof. Information regarding the Class A and Class B Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


INVESTMENT OBJECTIVES AND POLICIES



This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds except Technology Fund, Health Sciences Fund, and Real Estate Securities Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Technology Fund, Health Sciences Fund, and Real Estate Securities Fund are non-diversified companies under the 1940 Act.



If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation. Similarly, if the Fund is required or permitted to invest a stated percentage of its assets in companies with no more or no less than a stated market capitalization, deviations from the stated percentages which result from changes in companies' market capitalizations after the Fund purchases their shares will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, except in the case of Equity Income Fund, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.


When the term "equity securities" is used in this Prospectus, it refers to common stock and securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common stock.

This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

STOCK FUND

OBJECTIVES. Stock Fund has a primary objective of capital appreciation. A secondary objective of the Fund is to provide current income.

INVESTMENT POLICIES. Under normal market conditions, Stock Fund invests at least 80% of its total assets in equity securities (and at least 65% in common stocks) diversified among a broad range of industries and among companies that have a market capitalization of at least $500 million. In selecting equity securities, the Adviser employs a value-based selection discipline. The Adviser anticipates investing in equity securities of companies it believes are selling at less than fair value and offer the potential for appreciation as a result of improved profitability reflecting corporate restructuring or elimination of unprofitable operations, change in management or management goals, or improving demand for the companies' goods or services.

The Fund also may invest up to 20% of its total assets in the aggregate in equity securities of issuers with a market capitalization of less than $500 million and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

EQUITY INDEX FUND

OBJECTIVE. Equity Index Fund has an objective of providing investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

INVESTMENT POLICIES. Equity Index Fund invests substantially (at least 65% of total assets) in common stocks included in the S&P 500. The Adviser believes that the Fund's objective can best be achieved by investing in the common stocks of approximately 250 to 500 of the issues included in the S&P 500, depending on the size of the Fund.

Standard & Poor's designates the stocks included in the S&P 500 on a statistical basis. A particular stock's weighting in the S&P 500 is based on its total market value (that is, its market price per share times the number of shares outstanding) relative to that of all stocks included in the S&P 500. From time to time, Standard & Poor's may add or delete stocks to or from the S&P 500. Inclusion of a particular stock in the S&P 500 does not imply any opinion by Standard & Poor's as to its merits as an investment, nor is Standard & Poor's a sponsor of or in any way affiliated with the Fund.


The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500. The Fund includes a stock in its investment portfolio in the order of the stock's weighting in the S&P 500, starting with the most heavily weighted stock. Thus, the proportion of Fund assets invested in a stock or industry closely approximates the percentage of the S&P 500 represented by that stock or industry. Portfolio turnover is expected to be well below that of actively managed mutual funds. Inasmuch as the common stock of the Adviser's parent company First Bank System, Inc. is included in the S&P 500, such stock may be purchased by the Fund consistent with its indexing-based policies.


Although the Fund will not duplicate the S&P 500's performance precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the Fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the Fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. The Fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the S&P 500, and the amount and timing of cash flows into and out of the Fund. Although cash flows into and out of the Fund will affect the Fund's portfolio turnover rate and its ability to replicate the S&P 500's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

The Fund also may invest up to 20% of its total assets in the aggregate in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The Fund will not invest in these types of contracts and options for speculative purposes, but rather to maintain sufficient liquidity to meet redemption requests; to increase the level of Fund assets devoted to replicating the composition of the S&P 500; and to reduce transaction costs. These types of contracts and options and certain associated risks are described under "Special Investment Methods -- Options Transactions."

In order to maintain liquidity during times of unusual market conditions, the Fund also may invest temporarily in cash and cash items of the kinds described under "Special Investment Methods -- Cash Items."

BALANCED FUND

OBJECTIVE. Balanced Fund has an objective of maximizing total return (capital appreciation plus income).

INVESTMENT POLICIES. Balanced Fund seeks to achieve its objective by investing in a balanced portfolio of equity securities and fixed income securities. The asset mix of the Fund normally will range between 40% and 75% equity securities, between 25% and 60% fixed income securities (including only that portion of the value of convertible securities attributable to their fixed income characteristics), and between 0% and 25% money market instruments. Over the long term, it is anticipated that the Fund's asset mix will average approximately 60% equity securities and 40% fixed income securities. The Adviser may make moderate shifts among asset classes in order to attempt to increase returns or reduce risk.

With respect to the equity security portion of the Fund's portfolio, the Adviser follows the same investment policies as are described above under "-- Stock Fund -- Investment Policies."

The fixed income portion of the Fund's portfolio is invested in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-related securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the fixed income securities held by the Fund will not exceed 15 years.

The Fund's permitted fixed income investments include notes, bonds and discount notes of United States Government agencies or instrumentalities; domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser; other investments, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total fixed income securities held by the Fund.

Subject to the foregoing limitations, the fixed income securities in which the Fund may invest include (i) mortgage-backed securities (provided that the Fund will not invest more than 10% of its total fixed income assets in interest-only, principal-only or inverse floating rate mortgage-backed securities); (ii) asset-backed securities; and (iii) bank instruments. In addition, the Fund may invest up to 15% of its total fixed income assets in foreign securities payable in United States dollars. For information about these kinds of investments and certain associated risks, see the related headings under "Special Investment Methods," and for information concerning certain risks associated with investing in fixed income securities generally, see "Special Investment Methods -- Fixed Income Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; (v) engage in the lending of portfolio securities;
(vi) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; and
(vii) in order attempt to to reduce risk, write covered call options on interest rate indices. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.


ASSET ALLOCATION FUND

OBJECTIVE. Asset Allocation Fund has an objective of maximizing total return over the long term by allocating its assets principally among common stocks, bonds, and short-term instruments.

INVESTMENT POLICIES. Asset Allocation Fund allocates its investments principally among (i) common stocks included in the S&P 500, (ii) direct obligations of the United States Treasury, and (iii) short-term instruments. There are no limitations on the proportions in which the Adviser may allocate the Fund's investments among these three classes of assets. The Fund thus is not a "balanced" fund, in that it is not required to allocate its investments in specific proportions or ranges among these asset classes.

The Adviser regularly reviews the Fund's investment allocation and varies the allocation to emphasize the asset class or classes that, in the Adviser's then-current judgment, provide the most favorable total return outlook. There is no limitation on the amount that may be invested in any one asset class, and the Fund may at times be fully invested in a single asset class if the Adviser believes that it offers the most favorable total return outlook.

In making asset allocation decisions, the Adviser utilizes a proprietary quantitative model which predicts future asset class returns based on historical experience using probability theory. By investing in common stocks intended to approximate the total return of the S&P 500, as described below, the Adviser attempts to minimize the risk of individual equity security selection in the common stock class. By limiting the bond class to direct obligations of the United States Treasury, the Adviser attempts to eliminate credit risk from this class.


Within the common stock asset class, the Adviser seeks to produce a total return approximating that of the S&P 500. In order to achieve this result, the Adviser follows the same indexing-based policies for this asset class as are described above under "-- Equity Index Fund -- Investment Policies." Inasmuch as the common stock of the Adviser's parent company First Bank System, Inc. is included in the S&P 500, such stock may be purchased by the Fund consistent with its indexing-based policies.


Within the bond asset class, the Fund may invest in any maturity of direct obligations of the United States Treasury. The Adviser thus has discretion in determining the weighted average maturity of the investments within this asset class. For information concerning certain risks associated with investing in fixed income securities generally, see "Special Investment Methods -- Fixed Income Securities."

Within the short-term asset class, the Fund may hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items."



In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) purchase securities on a when-issued or delayed-delivery basis; (iv) engage in the lending of portfolio securities; (v) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; and (vi) in order to manage allocations among asset classes efficiently, invest in interest rate and stock index futures. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



EQUITY INCOME FUND

OBJECTIVE. Equity Income Fund has an objective of long-term growth of capital and income.

INVESTMENT POLICIES. Under normal market conditions, Equity Income Fund invests at least 80% of its total assets in equity securities of issuers believed by the Adviser to be characterized by sound management, the ability to finance expected growth and the ability to pay above average dividends.

The Fund invests in equity securities that have relatively high dividend yields and which, in the Adviser's opinion, will result in a relatively stable Fund dividend with a growth rate sufficient to maintain the purchasing power of the income stream. Although the Adviser anticipates that higher yielding equity securities will generally represent the core holdings of the Fund, the Fund may invest in lower yielding but higher growth equity securities to the extent that the Adviser believes such investments are appropriate to achieve portfolio balance. All securities held by the Fund will provide current income consistent with the Fund's investment objective.

The "equity securities" in which the Fund may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated at the time of purchase as low as CCC by Standard & Poor's or Caa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Debt obligations rated less than BBB by Standard & Poor's or Baa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." Obligations rated CCC by Standard & Poor's or Caa by Moody's are considered to be of poor standing and are predominantly speculative. Descriptions of Standard & Poor's and Moody's rating categories are contained in the Statement of Additional Information. If the rating of an obligation is reduced below the categories set forth above after purchase or is discontinued, the Fund is not required to sell the obligation but may consider doing so.


Purchases of less than investment grade convertible debt obligations are intended to advance the Fund's objective of long-term growth of capital through the "upside" potential of the obligations' conversion features and to advance the Fund's objective of income through receipt of interest payable on the obligations. The Fund will not invest more than 25% of its total assets in convertible debt obligations which are rated less than investment grade or which are of comparable quality in the judgment of the Adviser. For the year ended September 30, 1995, the following weighted average percentages of the Fund's total assets were invested in convertible and nonconvertible debt obligations with the indicated Standard & Poor's ratings or their equivalents: AAA, 0%; AA, 0%; A, 0%; BBB, 4%; BB, 0%; B, 7%; and CCC, 0%.


Debt obligations which are rated less than investment grade generally are subject to greater market fluctuations and greater risk of loss of income and principal due to default by the issuer than are higher-rated obligations. The value of these obligations tends to reflect short-term corporate, economic, interest rate and market developments and investor perceptions of the issuer's credit quality to a greater extent than investment grade obligations. In addition, since the market for these obligations is relatively new and does not have as many participants as the market for higher-rated obligations, it may be more difficult to dispose of or to determine the value of these obligations. In the case of a convertible debt obligation, these risks may be present in a greater degree where the principal amount of the obligation is greater than the current market value of the common stock into which it is convertible.

The Fund also may invest up to 20% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

DIVERSIFIED GROWTH FUND

OBJECTIVES. Diversified Growth Fund has a primary objective of long-term growth of capital. A secondary objective of the Fund is to provide current income.

INVESTMENT POLICIES. Under normal market conditions, Diversified Growth Fund invests at least 80% of its total assets in equity securities of a diverse group of companies that will provide representation across all economic sectors included in the S&P 500. The Adviser may overweight the Fund's portfolio holdings in sectors that it believes provide above average total return potential and may underweight the Fund's holdings in those sectors that it believes have a lower total return potential. Within a given sector, the Fund's assets are invested in securities of those companies that, in the Adviser's judgment, exhibit a combination of above average growth in revenue and earnings, strong management and sound and improving financial condition.

The Fund also may invest up to 20% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

EMERGING GROWTH FUND

OBJECTIVE. Emerging Growth Fund has an objective of growth of capital.

INVESTMENT POLICIES. Under normal market conditions, Emerging Growth Fund invests at least 65% of its total assets in equity securities of small-sized companies that exhibit, in the Adviser's opinion, outstanding potential for superior growth. For these purposes, small-sized companies are deemed those with market capitalizations of less than $1 billion. Companies that participate in sectors that are identified by the Adviser as having long-term growth potential generally are expected to make up a substantial portion of the Fund's holdings. These companies often have established a market niche or have developed unique products or technologies that are expected by the Adviser to produce superior growth in revenues and earnings.

The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of $1 billion or more and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

REGIONAL EQUITY FUND

OBJECTIVE. Regional Equity Fund has an objective of capital appreciation.

INVESTMENT POLICIES. Regional Equity Fund seeks to achieve its objective by investing, in normal market conditions, at least 65% of its total assets in equity securities of small-sized companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois.


The Adviser anticipates investing primarily in the securities of rapidly growing small-sized companies which generally will have the following characteristics, in the Adviser's opinion: (i) company-specific fundamentals that grow shareholder value, (ii) experienced, shareholder-oriented management, and (iii) undervaluation by the market. For these purposes, small-sized companies are deemed those with market capitalizations of less than $1 billion.


In addition to the risks associated with investing in smaller-capitalization companies, see "-- Risk Factors -- Smaller-Capitalization Companies" below, the Fund's policy of concentrating its equity investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region. Although the region in which the Fund principally invests has a diverse industrial base (including, but not limited to, agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), this industrial base is not as diverse as that of the country as a whole. The Fund therefore may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

The Fund also may invest up to 35% of its total assets in the aggregate in equity securities without regard to the location of the issuer's headquarters or the issuer's market capitalization and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

SPECIAL EQUITY FUND

OBJECTIVE. Special Equity Fund has an objective of capital appreciation.

INVESTMENT POLICIES. Under normal market conditions, Special Equity Fund invests at least 65% of its total assets in equity securities. The Fund's policy is to invest in equity securities which the Adviser believes offer the potential for greater than average capital appreciation. The Adviser believes that this policy can best be achieved by investing in the equity securities of companies where fundamental changes are occurring, are likely to occur, or have occurred and where, in the opinion of the Adviser, the changes have not been adequately reflected in the price of the securities and thus are considered by the Adviser to be undervalued.

Undervalued securities may include securities of companies which (i) have been unpopular for some time but where, in the Adviser's opinion, recent developments (such as those listed in the next sentence) suggest the possibility of improved operating results; (ii) have recently experienced marked popularity but which, in the opinion of the Adviser, have temporarily fallen out of favor for reasons that are considered by the Adviser to be non-recurring or short-term; and (iii) appear to the Adviser to be undervalued in relation to popular securities of other companies in the same industry. Typically, but not exclusively, the Adviser will consider investing in undervalued issues in which it sees the possibility of substantially improved market price due to increasing demand for an issuer's products or services, the development of new or improved products or services, the probability of increased operating efficiencies, the elimination of unprofitable products or operations, changes in management or management goals, fundamental changes in the industry in which the issuer operates, new or increased emphasis on research and development, or possible mergers or acquisitions.

In selecting securities judged to be undervalued and in investing in potential "turnaround" situations, the Adviser will be acting on opinions and exercising judgments which may be contrary to those of the majority of investors. These opinions and judgments involve the risks of either (i) a correct judgment by the majority, in which case losses may be incurred or profits may be limited, or
(ii) a long delay before majority recognition of the accuracy of the Adviser's judgment, in which case capital invested by the Fund in an individual security or group of securities may be nonproductive for an extended period.

The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.

TECHNOLOGY FUND

OBJECTIVE. Technology Fund has an objective of long-term growth of capital.


INVESTMENT POLICIES. Under normal market conditions, Technology Fund invests at least 80% of its total assets in equity securities of companies which the Adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. The description of the technology sector is interpreted broadly by the Adviser and may include such products or services as inexpensive computing power, such as personal computers; improved methods of communications, such as satellite transmission; or labor saving machines or instruments, such as computer-aided design equipment. The prime emphasis of the Fund is to identify those companies positioned, in the Adviser's opinion, to benefit from technological advances in areas such as semiconductors, minicomputers and peripheral equipment, scientific instruments, computer software, communications, and future automation trends in both office and factory settings.


The Fund also may invest up to 20% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."

Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.


Technology Fund operates as a non-diversified investment company, as defined in the 1940 Act, but intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended. Since a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers which will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of diversified investment companies. In addition, competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.



HEALTH SCIENCES FUND

OBJECTIVE. Health Sciences Fund has an objective of long-term growth of capital.



INVESTMENT POLICIES. Under normal market conditions, Health Sciences Fund invests at least 80% of its total assets in equity securities of companies which the Adviser considers to be principally engaged in the development, production or distribution of products or services connected with health care or medicine. Examples of these products and services include pharmaceuticals, health care services and administration, diagnostics, medical equipment and supplies, medical technology, and medical research and development. The Adviser anticipates investing in companies that have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services, increasing demand for a company's products or services, established market leadership, or exceptional management. A company will be deemed "principally engaged" in the health sciences industries if at the time of investment the Adviser determines that at least 50% of its assets, revenues or profits are derived from those industries.



The Fund also may invest up to 20% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."



Subject to the limitations stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."



In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



For defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.



Health Sciences Fund operates as a non-diversified investment company, as defined in the 1940 Act, but intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended. Since a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers which will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of diversified investment companies. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.



REAL ESTATE SECURITIES FUND

OBJECTIVE. Real Estate Securities Fund has an objective of providing above average current income and long-term capital appreciation by investing primarily in equity securities of real estate companies.



INVESTMENT POLICIES. Under normal market conditions, Real Estate Securities
Fund invests at least 65% of its total assets in income producing equity securities of publicly traded companies principally engaged in the real estate industry. For this purpose, a company is deemed to be "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in such real estate. The Fund seeks to invest in equity securities that provide a dividend yield that exceeds the composite dividend yield of the securities included in the S&P 500.



A majority of the Fund's total assets will be invested in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.



REITs generally can be classified as Equity REITs, Mortgage REITs, and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and derives its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.



The Fund also may invest up to 35% of its total assets in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income Securities."



In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.



Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry. Although the Fund will operate as a non-diversified investment company under the 1940 Act, it intends to conduct its operations so as to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.



Because the Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.



INTERNATIONAL FUND

OBJECTIVE. International Fund has an objective of long-term growth of capital.

INVESTMENT POLICIES. Under normal market conditions, International Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in markets other than the United States. Generally these securities are issued by companies (i) domiciled in countries other than the United States, or (ii) that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. The securities in which the Fund invests include common and preferred stock, securities (bonds and preferred stock) convertible into common stock, warrants and securities representing underlying international securities such as American Depositary Receipts and European Depositary Receipts. The Fund also may hold securities of other investment companies (which investments are also subject to the advisory fee) and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.


The Fund may invest in securities of issuers in, but not limited to, Argentina, Australia, Austria, Belgium, Canada, Chile, China, Columbia, the Czech Republic, Denmark, Finland, France, Germany, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, the United Kingdom, and Venezuela. Normally, the Fund will invest at least 65% of its total assets in securities traded in at least three foreign countries, including the countries listed above. It is possible, although not currently anticipated, that up to 35% of the Fund's assets could be invested in United States companies.


In investing the Fund's assets, the Sub-Adviser expects to place primary emphasis on country selection, followed by selection of industries or sectors within or across countries and by selection of individual stocks corresponding to the industries or sectors selected. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the Fund also may invest in emerging markets where smaller capitalization companies are the norm.


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 50% of the equity securities owned by the Fund; (iv) purchase securities on a when-issued or delayed-delivery basis; (v) engage in the lending of portfolio securities; (vi) engage in foreign currency transactions; (vii) in order to attempt to reduce risk, purchase put and call options on foreign currencies;
(viii) write covered call options on foreign currencies owned by the Fund; and
(ix) enter into contracts for the future purchase or delivery of securities, foreign currencies, and indices, purchase or sell options on any such futures contracts and engage in related closing transactions. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


Under normal market conditions, it is expected that the Fund will be fully invested in equity securities and related hedging instruments (except for short-term investments of cash for liquidity purposes and pending investment). However, for temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items."

International Fund is subject to special risks associated with investing in foreign securities and to declines in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. These risks are discussed under "Special Investment Methods -- Foreign Securities" and "-- Foreign Currency Transactions" elsewhere here. Because of the special risks associated with foreign investing and the Sub-Adviser's ability to invest substantial portions of the Fund's assets in a small number of countries, the Fund may be subject to greater volatility than most mutual funds which invest principally in domestic securities.

RISKS TO CONSIDER

An investment in any of the Funds involves certain risks in addition to those noted above with respect to particular Funds. These include the following:

EQUITY SECURITIES GENERALLY. Market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Market prices of equity securities as a group have dropped dramatically in a short period of time on several occasions in the past, and they may do so again in the future. Each of the Funds is subject to the risk of generally adverse equity markets.

SMALLER-CAPITALIZATION COMPANIES. Emerging Growth Fund and Regional Equity Fund emphasize investments in companies with relatively small market capitalizations, and the remaining Funds (excluding Equity Index Fund and Asset Allocation Fund) are permitted to invest in equity securities of such companies. The equity securities of smaller-capitalization companies frequently have experienced greater price volatility in the past than those of larger-capitalization companies, and they may be expected to do so in the future. To the extent that the Funds invest in smaller-capitalization companies, they are subject to this risk of greater volatility.

ACTIVE MANAGEMENT. All of the Funds other than Equity Index Fund are actively managed to a greater or lesser degree by the Adviser or, in the case of International Fund, the Sub-Adviser. The performance of these Funds therefore will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving the Funds' investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally.

OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.

MANAGEMENT

The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

INVESTMENT ADVISER


First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982. As of September 30, 1995, the Adviser was managing accounts with an aggregate value of approximately $29 billion, including mutual fund assets in excess of $7 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.


Each of the Funds other than International Fund has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. International Fund pays the Adviser a monthly fee calculated on the same basis equal to 1.25% of its average daily net assets, out of which the Adviser pays the Sub-Adviser's fee. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

While the advisory fee payable to the Adviser with respect to International Fund is higher than the advisory fee paid by most mutual funds, the Adviser believes it is comparable to that paid by many funds having similar investment objectives and policies.

The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

SUB-ADVISER TO INTERNATIONAL FUND

Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, is Sub-Adviser to International Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Adviser is responsible for the investment and reinvestment of International Fund's assets and the placement of brokerage transactions in connection therewith. For its services under the Sub-Advisory Agreement, the Sub-Adviser is paid a monthly fee by the Adviser calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net assets, 0.70% of the second $100 million of International Fund's average daily net assets, 0.65% of the third $100 million of International Fund's average daily net assets, and 0.60% of International Fund's average daily net assets in excess of $300 million.


The Sub-Adviser, a privately held company, was founded in 1986 by David F. Marvin and Stanley Palmer. The stock of the Sub-Adviser is owned by Mr. Marvin, Mr. Palmer and 21 other holders. The Sub-Adviser is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At September 30, 1995, the Sub-Adviser managed a total of $3.1 billion in investments for 55 institutional investors.



                              PORTFOLIO MANAGERS



Stock Fund, Equity Index Fund and Balanced Fund are managed by a committee comprised of Mr. Doak, Mr. Jensen, Ms. Lilly, Mr. Murphy, Mr. Rinkoff and Mr. Rovner, whose backgrounds are set forth below. Asset Allocation Fund, Equity Income Fund and Diversified Growth Fund are managed by a committee comprised of Mr. Bren, Mr. Doak, Mr. Dubiak, Ms. Halbe, Ms. Hoyme, Ms. Johnson, Mr. Murphy and Mr. Whitcomb, whose backgrounds also are set forth below. The remaining Funds are managed or co-managed as indicated below.



JAMES DOAK is a member of the committees which manage six of the Funds, as set forth above. Jim joined the Adviser in 1982 after serving for two years as vice president of INA Capital Advisors and ten years as Vice President of Loomis-Sayles & Co. He has managed assets for individual and institutional clients, specializing in equity investments, and served as the analyst and portfolio manager for Stock Fund since its inception in December 1987. Jim received his bachelor's degree from Brown University and his master's degree in business administration from the Wharton School of Business. He is a Chartered Financial Analyst.



RICHARD W. JENSEN is a member of the committee which manages three of the Funds, as set forth above, and he supervises and monitors the performance of the Sub-Adviser with respect to International Fund. He is Senior Managing Director and a portfolio manager with the Adviser, having joined it in 1967. Prior to that time he was employed by Merrill Lynch, Pierce, Fenner & Smith and Irving Trust Company. He received his bachelor's degree from the University of Minnesota and is a Chartered Financial Analyst.



ELIZABETH M. LILLY is a member of the committee which manages three of the Funds, as set forth above, and she is co-manager of Regional Equity Fund. Beth joined the Adviser in 1992 after several years in the investment industry with The St. Paul Companies, Fund American Companies and Goldman Sachs & Co. She received her bachelor's degree from Hobart /William Smith College and is a Chartered Financial Analyst.



JOHN M. MURPHY, JR. is a member of the committees which manage six of the Funds, as set forth above. John is Chief Investment Officer of the Adviser's First Asset Management group, having joined the Adviser in 1984. He has more than 30 years in the investment management field and served with Investment Advisers, Inc. and Blyth, Eastman, Dillon & Co. before joining the Adviser. He received his bachelor's degree from Regis College.



RICHARD J. RINKOFF is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Regional Equity Fund. Rick joined the Adviser in 1977 after serving as an investment officer for two years for Pittsburgh National Bank. Since then, he has managed assets for individuals and institutional clients of the Adviser, specializing in managing investments in regional equities. He has served as portfolio manager for the regional fund management style since 1981. Rick received his bachelor's degree in mathematics and his master's degree in business from Carnegie-Mellon University. He is a Chartered Financial Analyst.



JAMES S. ROVNER is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio manager for Special Equity Fund. Jim joined the Adviser in 1986 and has managed assets for institutional and individual clients for over 15 years, specializing in equity and balanced investment strategies. Jim received his bachelor's degree and his master's degree in business administration from the University of Wisconsin. He is a Chartered Financial Analyst.



GERALD C. BREN is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Emerging Growth Fund and Health Sciences Fund. Gerald joined the Adviser in 1972 as an investment analyst. He received his master's degree in business administration from the University of Chicago in 1972 and his Chartered Financial Analyst certification in 1977.



ALBIN S. DUBIAK is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Emerging Growth Fund. Al began his investment career as a security trader with The First National Bank of Chicago in 1963 before joining the Adviser as an investment analyst in 1969. Al received his bachelor's degree from Indiana University in 1962 and his master's degree in business administration from the University of Arizona in 1969.



JOYCE A.K. HALBE is a member of the committee which manages three of the Funds, as set forth above, and she is co-manager of Health Sciences Fund. Joyce joined the Adviser in 1990 after serving as a trust investment officer at Norwest Bank Minnesota, N.A. and as a research analyst at Edward D. Jones and Company. She received her master of science degree and her master's degree in business administration from the University of Wisconsin -- Madison. She is a Chartered Financial Analyst.



MARY M. HOYME is a member of the committee which manages three of the Funds, as set forth above, and she is portfolio manager for Real Estate Securities Fund. Mary joined the Adviser in 1989 as a research analyst, prior to which she was employed for seven years as an equity and economic analyst with IDS Financial Services. She received her bachelor's degree from the University of Wisconsin -- Eau Claire and her master's degree in business administration from the College of St. Thomas. She is a Chartered Financial Analyst.



CORI B. JOHNSON is a member of the committee which manages three of the Funds, as set forth above. Cori has been managing assets using quantitative analysis techniques since 1992. She joined the Adviser in 1991 as a securities analyst. Cori received her bachelor's degree from Concordia College and her master's degree in business administration from the University of Minnesota. She is a Chartered Financial Analyst.



ROLAND P. WHITCOMB is a member of the committee which manages three of the Funds, as set forth above, and he is portfolio co-manager for Technology Fund. Roland joined the Adviser in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst.



JEFF A. JOHNSON is portfolio co-manager for Technology Fund. Jeff has been employed by the Adviser in investment management since 1991 and in commercial lending from 1985 to 1991. He received his master of arts degree from the University of Iowa.



A committee comprised of the following five individuals shares the management of International Fund on behalf of the Sub-Adviser:



DAVID F. MARVIN is Chairman of the Sub-Adviser and founded the firm together with Mr. Palmer in 1986. Before founding the Sub-Adviser, Mr. Marvin was Vice President in charge of DuPont Corporation's $10 billion internally-managed pension fund. Prior to that Mr. Marvin was Associate Portfolio Manager, and then Head Portfolio Manager, for Investors Diversified Services' IDS Stock Fund. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust. He received his bachelor's degree from the University of Illinois and his master's degree in business administration from Northwestern University. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.



STANLEY PALMER is President of the Sub-Adviser and co-founder of the firm. Mr. Palmer was Equity Portfolio Manager for DuPont Corporation from 1978 through 1986, an analyst and portfolio manager at Investors Diversified Services from 1971 through 1978, and an analyst at Harris Trust & Savings Bank from 1964 through 1971. He received his bachelor's degree from Gustavus Adolphus College and his master's degree in business administration from the University of Iowa. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.



TERRY B. MASON is a Vice President and Portfolio Manager of the Sub-Adviser. Before joining the Sub-Adviser, Mr. Mason was employed for 14 years by DuPont Corporation, the last five as international equity analyst and international trader. He received his bachelor's degree from Glassboro State College and his master's degree in business administration from Widener University.



JAY F. MIDDLETON is a Vice President and Portfolio Manager for the Sub-Adviser and joined the firm in 1989. He received his bachelor's degree from Wesleyan University.



TODD D. MARVIN is a Vice President and Portfolio Manager for the Sub-Adviser and joined the firm in 1991. Before joining the Sub-Adviser, Mr. Marvin was employed by Oppenheimer & Company as an analyst in investment banking. Mr. Marvin received his bachelor's degree from Wesleyan University.



CUSTODIAN

The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.


As compensation for its services to Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Regional Equity Fund, and Special Equity Fund, the Custodian is paid the following fees: (i) an annual administration fee of $750 per Fund; (ii) an issue held fee, computed as of the end of each month, at the annual rate of $30 per securities issue held by each Fund; (iii) transaction fees, consisting of (a) a securities buy/sell/maturity fee of $15 per each such transaction, and (b) a payment received fee of $12 for each principal pay down payment received on collateralized mortgage pass-through instruments; (iv) a wire transfer fee of $10 per transaction; (v) a cash management fee, for "sweeping" cash into overnight investments, at an annual rate of 0.25% of the amounts so invested; and (vi) a remittance fee, for payment of each Fund's expenses, of $3.50 per each check drawn for such remittances. The Custodian is paid monthly fees equal to 0.03% of the average daily net assets of Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Technology Fund, Health Sciences Fund, and Real Estate Securities Fund and 0.25% of the average daily net assets of International Fund. Sub-custodian fees with respect to International Fund are paid by the Custodian out of this amount. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.


Rules adopted under the 1940 Act permit International Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. International Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the directors of FAIF in accordance with these rules. This determination is made pursuant to these rules following a consideration of a number of factors including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodian services for International Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of International Fund's assets.

ADMINISTRATOR

The administrator for the Funds is SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Administrator, a wholly-owned subsidiary of SEI Corporation, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

TRANSFER AGENT


DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 210 West 10th Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Corporation and is located at 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. They also may discontinue any payment of such costs at any time.

PURCHASES AND REDEMPTIONS OF SHARES

SHARE PURCHASES AND REDEMPTIONS

Shares of the Funds are sold and redeemed on days on which the New York Stock Exchange is open for business ("Business Days").


Payment for shares can be made only by wire transfer. Wire transfers of federal funds for share purchases should be sent to First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST
Systems: Account Number 6023458026; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on Federal holidays upon which wire transfers are restricted. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The net asset value per share is calculated as of 3:00 p.m. Central time each Business Day. The Funds reserve the right to reject a purchase order.


The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption orders may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption orders received before 3:00 p.m. Central time, payment will ordinarily be made the same day by transfer of Federal funds, but payment may be made up to 7 days later.

WHAT SHARES COST

Class C Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.


DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.



Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.


Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution expenses charged to Class A and Class B Shares.

FOREIGN SECURITIES. Any assets or liabilities of the Funds initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when the Funds' net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.

EXCHANGING SECURITIES FOR FUND SHARES

A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

CERTIFICATES AND CONFIRMATIONS

The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

DIVIDENDS AND DISTRIBUTIONS


Dividends are declared and paid monthly with respect to Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Equity Income Fund, Diversified Growth Fund, and Special Equity Fund, to all shareholders of record on the record date. Dividends are declared paid quarterly with respect to Emerging Growth Fund, Regional Equity Fund, Technology Fund, Health Sciences Fund, and Real Estate Securities Fund and annually with respect to International Fund. Distributions of any net realized long-term capital gains will be made at least once every 12 months. A portion of the quarterly distributions paid by Real Estate Securities Fund may be a return of capital. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.


All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

The amount of dividends payable on Class C Shares generally will be more than the dividends payable on Class A or Class B Shares because of the distribution expenses charged to Class A and Class B Shares.

EXCHANGE PRIVILEGE

Shareholders may exchange Class C Shares of a Fund for currently available Class C Shares of the other FAIF Funds or of other funds in the First American family at net asset value. Exchanges of shares among the FAIF Funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class C Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual beneficiaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.

FEDERAL INCOME TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.


Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds attributable to investments in the securities of foreign issuers or REITs will not be eligible for the 70% deduction for dividends received by corporations. Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund.


Gain or loss realized upon the sale of shares in the Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

International Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If at the end of International Fund's taxable year more than 50% of its total assets consist of securities of foreign corporations, it will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such foreign taxes in gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable income or, alternatively, use them as foreign tax credits against their federal income taxes. If such an election is filed for a year, International Fund shareholders will be notified of the amounts which they may deduct as foreign taxes paid or use as foreign tax credits.

Alternatively, if the amount of foreign taxes paid by International Fund is not large enough to warrant its making the election described above, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case, shareholders would not be required to include any amount of foreign taxes paid by the Fund in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount of foreign tax credit for taxes paid by the Fund.


This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details. Before investing in the Funds, an investor should consult his or her tax adviser about the consequences of state and local tax laws.


FUND SHARES

Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.

CALCULATION OF PERFORMANCE DATA

From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

"Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

"Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

"Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

The performance of the Class C Shares of a Fund will normally be higher than for the Class A and Class B Shares because Class C Shares are not subject to the sales charges and distribution expenses applicable to Class A and Class B Shares.

In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.

SPECIAL INVESTMENT METHODS

This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

CASH ITEMS

The "cash items" in which the Funds may invest, as described under "Investment Objectives and Policies," include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings and time deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser or, in the case of International Fund, the Sub-Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

Each of the Funds (excluding Equity Index Fund) may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each of the Funds (excluding Equity Index Fund) may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser or, in the case of International Fund, the Sub-Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

OPTIONS TRANSACTIONS


PURCHASES OF PUT AND CALL OPTIONS. The Funds may purchase put and call options. These transactions will be undertaken only for the purpose of reducing risk to the Funds; that is, for "hedging" purposes. Depending on the Fund, these transactions may include the purchase of put and call options on equity securities, on stock indices, on interest rate indices, or (only in the case of International Fund) on foreign currencies. Options on futures contracts are discussed below under "Futures and Options on Futures."


A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

None of the Funds other than International Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

WRITING OF COVERED CALL OPTIONS. The Funds may write (sell) covered call options to the extent specified with respect to particular Funds under "Investment Objectives and Policies." These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of International Fund) on foreign currencies which a Fund owns or has the right to acquire or on interest rate indices.

When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

FUTURES AND OPTIONS ON FUTURES

Equity Index Fund, Balanced Fund, Asset Allocation Fund and International Fund may engage in futures transactions and purchase options on futures to the extent specified with under "Investment Objectives and Policies." Depending on the Fund, these transactions may include the purchase of stock index futures and options on stock index futures, and the purchase of interest rate futures and options on interest rate futures. In addition, International Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, or foreign currency.

A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

A Fund may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of International Fund, as part of its management of foreign currency transactions. In addition, Equity Index Fund may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FIXED INCOME SECURITIES


The fixed income securities in which Stock Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Regional Equity Fund, Special Equity Fund, Technology Fund, Health Sciences Fund and Real Estate Securities Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "-- Cash Items." Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.


Equity Income Fund also may invest a portion of its assets in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "Investment Objectives and Policies -- Equity Income Fund."

The fixed income securities specified above, as well as the fixed income securities in which Balanced Fund and Asset Allocation Fund may invest as described under "Investment Objectives and Policies," are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

FOREIGN SECURITIES


GENERAL. Under normal market conditions International Fund invests at least 65% of its total assets in equity securities which trade in markets other than the United States. In addition, the other Funds (excluding Equity Index Fund, Asset Allocation Fund, Regional Equity Fund and Real Estate Securities Fund) may invest lesser proportions of their assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.


Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. International Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

FOREIGN CURRENCY TRANSACTIONS

International Fund invests in securities which are purchased and sold in foreign currencies. The value of its assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. International Fund also will incur costs in converting United States dollars to local currencies, and vice versa.

International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date certain at a specified price. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

International Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. It may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. International Fund also may hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

Although a foreign currency hedge may be effective in protecting the Fund from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The Sub-Adviser's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the Sub-Adviser's view regarding future exchange rates proves to have been incorrect, International Fund may realize losses on its foreign currency transactions.

International Fund does not intend to enter into forward currency contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

MORTGAGE-BACKED SECURITIES

With respect to the fixed income portion of its portfolio, Balanced Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.

Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.


CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Balanced Fund will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Fund may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.


It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. Balanced Fund will not invest more than 10% of its total fixed income assets in interest-only, principal-only or inverse floating rate mortgage backed securities.

ASSET-BACKED SECURITIES

With respect to the fixed income portion of its portfolio, Balanced Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

BANK INSTRUMENTS

The bank instruments in which Balanced Fund may invest include time and savings deposits, deposit notes and bankers acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" above. In each instance, Balanced Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

PORTFOLIO TRANSACTIONS

Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

PORTFOLIO TURNOVER

Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser or, in the case of International Fund, the Sub-Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

INVESTMENT RESTRICTIONS

The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

* None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets, except for Asset Allocation Fund, which may borrow in amounts not to exceed 33-1/3% of its total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money.

* None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

*    None of the Funds will make short sales of securities.



* None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Growth Fund, Technology Fund, and International Fund, as may be necessary to make margin payments in connection with foreign currency futures and other derivative transactions.


A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
Section 4(2) commercial paper may be determined to be "liquid" under guidelines adopted by the Board of Directors. Rule 144A securities may in the future be determined to be "liquid" under guidelines adopted by the Board of Directors if the current position of certain state securities regulators regarding such securities is modified. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


Pursuant to an undertaking to certain state securities regulators, Real Estate Securities Fund will purchase securities that meet the investment objectives and policies of the Fund, are acquired for investment and not for resale, that are liquid and not restricted as to transfer, and that have a value that is readily ascertainable as evidenced by a listing on the New York Stock Exchange, the American Stock Exchange, or NASDAQ.




FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road
Wayne, Pennsylvania 19087

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
680 East Swedesford Road
Wayne, Pennsylvania 19087

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
680 East Swedesford Road
Wayne, Pennsylvania 19087

TRANSFER AGENT
DST SYSTEMS, INC.
210 West 10th Street
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY P.L.L.P.
220 South Sixth Street
Minneapolis, Minnesota 55402


FAIF-1503 (1/96) I





FIRST  AMERICAN INVESTMENT FUNDS, INC.

FIXED INCOME FUNDS
RETAIL CLASS

LIMITED TERM
INCOME FUND
INTERMEDIATE TERM
INCOME FUND
FIXED INCOME FUND
INTERMEDIATE GOVERNMENT
BOND FUND

                                   PROSPECTUS

                                JANUARY 31, 1996

[LOGO] FIRST AMERICAN FUNDS
The power of disciplined investing


TABLE OF CONTENTS

                                           PAGE

SUMMARY                                      4

FEES AND EXPENSES                            8
Class A Share Fees and Expenses              8
Class B Share Fees and Expenses             10
Information Concerning Fees and
 Expenses                                   12

FINANCIAL HIGHLIGHTS                        14

THE FUNDS                                   16

INVESTMENT OBJECTIVES AND POLICIES          16
Limited Term Income Fund,
Intermediate Term Income Fund, and
 Fixed Income Fund                          17
Intermediate Government Bond Fund           19
Risks to Consider                           20

MANAGEMENT                                  22
Investment Adviser                          22
Portfolio Managers                          23
Custodian                                   23
Administrator                               24
Transfer Agent                              24

DISTRIBUTOR                                 24

INVESTING IN THE FUNDS                      26
Share Purchases                             26
Minimum Investment Required                 27
Alternative Sales Charge Options            27
Systematic Investment Program               33
Exchanging Securities for Fund Shares       33
Certificates and Confirmations              33
Dividends and Distributions                 34
Exchange Privilege                          34

REDEEMING SHARES                            36
By Telephone                                36
By Mail                                     37
By Systematic Withdrawal Program            38
Redemption Before Purchase
Instruments Clear                           38
Accounts with Low Balances                  38

DETERMINING THE PRICE OF SHARES             39
Determining Net Asset Value                 39
Foreign Securities                          40

FEDERAL INCOME TAXES                        40

FUND SHARES                                 41

CALCULATION OF PERFORMANCE DATA             42

SPECIAL INVESTMENT METHODS                  43
Bank Instruments                            43
Asset-Backed Securities                     44
Foreign Securities                          44
Mortgage-Backed Securities                  45
Repurchase Agreements                       47
When-Issued and Delayed-Delivery
 Transactions                               47
Lending of Portfolio Securities             48
Options Transactions                        48
Portfolio Transactions                      49
Portfolio Turnover                          49
Investment Restrictions                     50




FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road, Wayne, Pennsylvania 19087

RETAIL CLASSES PROSPECTUS

The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A and Class B Shares of the following funds (the "Funds"):


*  LIMITED TERM INCOME FUND             *  FIXED INCOME FUND
*  INTERMEDIATE TERM INCOME FUND        *  INTERMEDIATE GOVERNMENT BOND FUND



SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.


This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.


A Statement of Additional Information dated January 31, 1996 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is January 31, 1996.

SUMMARY

First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A and Class B Shares of the following funds (the "Funds"):

LIMITED TERM INCOME FUND has an objective of providing current income while attempting to provide a high degree of principal stability. This Fund invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 6 months to 2 years.

INTERMEDIATE TERM INCOME FUND has an objective of providing current income to the extent consistent with preservation of capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 7 years.

FIXED INCOME FUND has an objective of providing a high level of current income consistent with limited risk to capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will not exceed 15 years.


INTERMEDIATE GOVERNMENT BOND FUND has an objective of providing current income to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 7 years.


At the present time, Class B Shares are offered only with respect to Fixed Income Fund.

INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."


OFFERING PRICES Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 2.00% for Limited Term Income Fund, 3.00% for Intermediate Government Bond Fund, and 3.75% for Intermediate Term Income Fund and Fixed Income Fund. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase. Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a Rule 12b-1 distribution and service fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Alternative Sales Charge Options."


Class B Shares of the Funds are sold at net asset value without an initial sales charge. Class B Shares of each Fund are subject to Rule 12b-1 distribution and service fees computed at an annual rate totaling 1.00% of the average daily net assets of that class. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares automatically convert into Class A Shares approximately eight years after purchase. See "Investing in the Funds -- Alternative Sales Charge Options."

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

EXCHANGES Shares of any Fund may be exchanged for the same class of shares of other FAIF funds at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."

REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."


RISKS TO CONSIDER Each of the Funds is subject to (i) interest rate risk
(the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate). In addition, those Funds which may invest in mortgage-backed securities are subject to certain additional risks associated with investing in securities representing interests in, or secured by, pools of residential mortgage loans. The Funds also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."


SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.



FEES AND EXPENSES

CLASS A SHARE FEES AND EXPENSES

                                             LIMITED
                                               TERM       INTERMEDIATE       FIXED        INTERMEDIATE
                                              INCOME       TERM INCOME      INCOME         GOVERNMENT
                                               FUND           FUND           FUND          BOND FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchases
(as a percentage of offering price)(1)         2.00%           3.75%          3.75%          3.00%
Maximum sales load imposed on reinvested
dividends                                      None            None           None           None
Deferred sales load(1)                         None            None           None           None
Redemption fees                                None            None           None           None
Exchange fees                                  None            None           None           None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees (after
voluntary fee waivers)(2)                      0.36%           0.48%          0.48%          0.46%
Rule 12b-1 fees (after voluntary
fee waivers)(2)                                   0%              0%          0.25%             0%
Other expenses (after voluntary
fee waivers and reimbursements)(2)             0.24%           0.22%          0.22%          0.24%
Total fund operating expenses (after
voluntary fee waivers and
reimbursements)(2)                             0.60%           0.70%          0.95%          0.70%

EXAMPLE(3)
You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
(iii) redemption at the end of each time period:

 1 year                                       $  26           $  44          $  47           $  37
 3 years                                      $  39           $  59          $  67           $  52
 5 years                                      $  53           $  75          $  88           $  68
10 years                                      $  94           $ 121          $ 150           $ 114

(1) The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed in the case of redemption within 24 months following the purchase. See "Investing in the Funds -- Alternative Sales Charge Options."



(2) The Adviser, the Distributor and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; Rule 12b-1 fees calculated on such basis would be 0.25%; and total fund operating expenses calculated on such basis would be 1.22% for Limited Term Income Fund, 1.19% for Intermediate Term Income Fund, 1.19% for Fixed Income Fund and 1.22% for Intermediate Government Bond Fund. Other expenses includes an administration fee and is based on estimated amounts for the current fiscal year.




(3) Absent the fee waivers and reimbursements referred to in (2) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Limited Term Income Fund, $32, $58, $86 and $165; Intermediate Term Income Fund, $49, $74, $100 and $176; Fixed Income Fund, $49, $74, $100 and $176;
     and Intermediate Government Bond Fund, $42, $68, $95 and $173.


CLASS B SHARE FEES AND EXPENSES

                                        LIMITED                             INTERMEDIATE
                                          TERM     INTERMEDIATE     FIXED    GOVERNMENT
                                         INCOME     TERM INCOME    INCOME       BOND
                                          FUND         FUND         FUND        FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of
offering price)                           None          None         None       None
Maximum sales load imposed on
reinvested dividends                      None          None         None       None
Maximum contingent deferred sales
charge (as a percentage of original
purchase price or redemption
proceeds, as applicable)                  5.00%         5.00%        5.00%      5.00%
Redemption fees                           None          None         None       None
Exchange fees                             None          None         None       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees (after
voluntary fee waivers and
reimbursements)(1)                        0.36%         0.48%        0.48%      0.46%
Rule 12b-1 fees                           1.00%         1.00%        1.00%      1.00%
Other expenses (after voluntary fee
waivers and reimbursements)(1)            0.24%         0.22%        0.22%      0.24%
Total fund operating expenses (after
voluntary fee waivers and
reimbursements)(1)                        1.60%         1.70%        1.70%      1.70%

EXAMPLE:
ASSUMING REDEMPTION(2)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return; (ii) redemption at the end of each time period; and (iii) payment of the maximum applicable contingent deferred sales charge of 5% in year 1, 4% in year 3, 2% in year 5, and automatic conversion at the end of year 8:

 1 year                                  $  66         $  67        $  67      $  67
 3 years                                 $  90         $  94        $  94      $  94
 5 years                                 $ 107         $ 112        $ 112      $ 112
10 years                                 $ 163         $ 174        $ 181      $ 174

ASSUMING NO REDEMPTION(3)
You would pay the following expenses on the same investment, assuming no redemption:

 1 year                                  $  16         $  17        $  17      $  17
 3 years                                 $  50         $  54        $  54      $  54
 5 years                                 $  87         $  92        $  92      $  92
10 years                                 $ 163         $ 174        $ 181      $ 174


(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; and total fund operating expenses calculated on such basis would be 1.97% for Limited Term Income Fund, 1.94% for Intermediate Term Income Fund, 1.94% for Fixed Income Fund and 1.97% for Intermediate Government Bond Fund. Other expenses includes an administration fee and is based on estimated amounts for the current fiscal year.

(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Limited Term Income Fund, $70, $102, $126 and $210; Intermediate Term Income Fund, $70, $102, $125 and $207; Fixed Income Fund, $70, $101, $125
     and $207; and Intermediate Government Bond Fund, $70, $102, $126 and $210.



(3) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Limited Term Income Fund, $20, $62, $106 and $210; Intermediate Term Income Fund, $20, $61, $105 and $207; Fixed Income Fund, $20, $61, $105 and $207;
     and Intermediate Government Bond Fund, $20, $62, $106 and $210.


INFORMATION CONCERNING FEES AND EXPENSES

The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class A and Class B Shares of the Funds. The Funds also offer Class C Shares which are subject to the same expenses except that they bear no sales loads and distribution fees.

The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser, the Distributor and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds.

The Class A Shares of each Fund may pay distribution and service fees to the Distributor in an amount equaling 0.25% per year of each such class's average daily net assets, and the Class B Shares of each Fund bear distribution and servicing fees totaling 1.00% per year of each such class's average daily net assets. The Distributor also receives the sales charge for distributing the Funds' Class A Shares. Due to the distribution fees paid by these classes of shares, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD rules. For additional information, see "Distributor."

Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.



FINANCIAL HIGHLIGHTS


The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in the Statement of Additional Information. Further information about the Funds' performance is contained in FAIF's annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.



For the periods ended September 30,
For a share outstanding throughout the period



                                            REALIZED
                                               AND
                                           UNREALIZED    DIVIDENDS
             NET ASSET VALUE      NET       GAINS OR     FROM NET    DISTRIBUTIONS
              BEGINNING OF    INVESTMENT   (LOSSES) ON  INVESTMENT   FROM CAPITAL
                 PERIOD         INCOME     INVESTMENTS    INCOME         GAINS
LIMITED TERM INCOME FUND
Class A
1995             $ 9.85          $0.56       $ 0.07       $(0.56)       $   --
1994              10.06           0.44        (0.22)       (0.43)           --
1993(1)           10.00           0.29         0.07        (0.30)           --
Class B
1995(2)          $ 9.84          $0.13       $(0.08)      $(0.14)       $   --
1994(3)            9.86           0.04         0.01        (0.07)           --
INTERMEDIATE TERM INCOME FUND
Class A
1995             $ 9.55          $0.59       $ 0.38       $(0.58)       $   --
1994              10.22           0.46        (0.56)       (0.46)        (0.11)
1993(1)           10.00           0.41         0.29        (0.41)        (0.07)
FIXED INCOME FUND
Class A
1995             $10.37          $0.66       $ 0.61       $(0.63)       $(0.03)
1994              11.38           0.57        (0.89)       (0.57)        (0.12)
1993              11.13           0.62         0.36        (0.61)        (0.12)
1992              10.59           0.66         0.60        (0.66)        (0.06)
1991(4)           10.01           0.65         0.58        (0.65)           --
1990(5)           10.44           0.74        (0.26)       (0.74)        (0.17)
1989(5)           10.13           0.74         0.31        (0.74)           --
1988(5)(6)        10.03           0.62         0.13        (0.65)           --
Class B
1995             $10.35          $0.58       $ 0.60       $(0.56)       $(0.03)
1994(3)           10.54           0.08        (0.17)       (0.10)           --
INTERMEDIATE GOVERNMENT BOND FUND
Class A
1995             $ 8.98          $0.54       $ 0.31       $(0.54)       $   --
1994               9.52           0.41        (0.51)       (0.39)        (0.05)
1993              10.18           0.44         0.02        (0.44)        (0.68)
1992              10.25           0.60         0.28        (0.60)        (0.35)
1991(4)           10.01           0.65         0.24        (0.65)           --
1990(5)           10.05           0.75        (0.04)       (0.75)           --
1989(5)            9.99           0.74         0.06        (0.74)           --
1988(5)(6)        10.03           0.58        (0.01)       (0.61)           --

(table continued)

                                                                      RATIO OF      RATIO OF
                                                                         NET       EXPENSES TO
                                                        RATIO OF     INVESTMENT    AVERAGE NET
             NET ASSET                   NET ASSETS    EXPENSES TO    INCOME TO      ASSETS
             VALUE END                     END OF      AVERAGE NET   AVERAGE NET   (EXCLUDING      PORTFOLIO
             OF PERIOD   TOTAL RETURN   PERIOD (000)     ASSETS        ASSETS       WAIVERS)     TURNOVER RATE
LIMITED TERM INCOME FUND
Class A
1995          $ 9.92         6.57%        $  9,977        0.60%         5.60%          1.22%          120%
1994            9.85         2.21%           9,509        0.60          4.17           1.23            48
1993(1)        10.06         3.61%+        121,800        0.60          3.61           1.27           104
Class B
1995(2)       $   --         0.52%+       $     --        1.60%         5.22%          1.97%          120%
1994(3)         9.84         0.51%+              1        1.60          3.50           2.03            48
INTERMEDIATE TERM INCOME FUND
Class A
1995          $ 9.94        10.51%        $  2,437        0.70%         5.97%          1.19%           69%
1994            9.55        (1.05%)          3,208        0.69          2.48           1.24           177
1993(1)        10.22         7.21%+         67,291        0.70          4.90           1.29           163
FIXED INCOME FUND
Class A
1995          $10.98        12.78%        $  7,853        0.86%         6.14%          1.19%          106%
1994           10.37        (2.92%)          8,028        0.68          3.83           1.06           142
1993           11.38         9.20%          53,601        0.70          5.65           1.14            91
1992           11.13        12.34%           5,645        0.99          6.12           2.68           180
1991(4)        10.59        12.48%+          6,045        0.99          6.85           4.11           176
1990(5)        10.01         5.14%           2,209        1.07          7.49           5.46           144
1989(5)        10.44        10.93%             555        1.22          7.26          22.44           157
1988(5)(6)     10.13         8.07%+            240        0.96          7.18          20.70            93
Class B
1995          $10.94        11.75%        $  7,280        1.70%         5.12%          1.94%          106%
1994(3)        10.35        (0.88%)+           115        1.70          4.89           1.92           142
INTERMEDIATE GOVERNMENT BOND FUND
Class A
1995          $ 9.29         9.82%        $  2,860        0.70%         6.10%          1.22%           17%
1994            8.98        (1.13%)          1,977        0.53          4.49           2.14            74
1993            9.52         4.99%           3,716        0.71          4.00           4.73           182
1992           10.18         8.88%             589        0.99          6.03          14.14           101
1991(4)        10.25         9.13%+          1,756        0.99          6.99           6.76           100
1990(5)        10.01         7.41%           1,573        1.08          7.57           5.55            40
1989(5)        10.05         8.35%           1,501        1.19          7.49           9.65            72
1988(5)(6)      9.99         6.18%+            375        0.95          6.78          17.20             0

+ Returns, excluding sales charges, are for the period indicated and have not been annualized.

(1) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(2) Closed operations on January 31, 1995. All ratios for the period have been annualized.

(3) Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.

(4) On September 3, 1991, the Board of Directors of FAIF approved a change in FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(5)  For the period ended October 31.

(6) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

THE FUNDS

FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at 680 East Swedesford Road, Wayne, Pennsylvania 19087.

This Prospectus relates only to the Class A and Class B Shares of the Funds named on the cover hereof. Information regarding the Class C Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.

INVESTMENT OBJECTIVES AND POLICIES

This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act").

If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

LIMITED TERM INCOME FUND, INTERMEDIATE TERM INCOME FUND,
AND FIXED INCOME FUND

OBJECTIVES. Limited Term Income Fund has an objective of providing current income while attempting to provide a high degree of principal stability. Intermediate Term Income Fund has an objective of providing current income to the extent consistent with preservation of capital. Fixed Income Fund has an objective of providing a high level of current income consistent with limited risk to capital.

INVESTMENT POLICIES. Each of these Funds invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

Under normal market conditions, the weighted average maturity of the securities held by Limited Term Income Fund will range from 6 months to 2 years; that of Intermediate Term Income Fund will range from 3 to 7 years; and that of Fixed Income Fund will not exceed 15 years.

These Funds' permitted investments include notes, bonds and discount notes of United States Government agencies or instrumentalities; domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser; other fixed income securities, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of any of these Funds. At least 65% of the total assets of Fixed Income Fund will be invested in fixed rate obligations.

Subject to the foregoing limitations, each of these Funds may invest in the following kinds of securities, as described under the related headings under "Special Investment Methods:" (i) mortgage-backed securities (provided that Limited Term Income Fund will not invest in interest-only, principal-only or inverse floating rate mortgage-backed securities, and each of Intermediate Term Income Fund and Fixed Income Fund will not invest more than 10% of its total assets in the aggregate in these kinds of securities); (ii) asset-backed securities; and (iii) bank instruments.


In addition, each of these Funds may (i) invest up to 15% of its total assets in foreign securities payable in United States dollars; (ii) enter into repurchase agreements; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


Limited Term Income Fund also may purchase investment-type insurance products such as Guaranteed Investment Contracts ("GICs"). A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs therefore are usually considered to be illiquid investments. Limited Term Income Fund will purchase only GICs which are obligations of insurance companies with a policyholder's rating of A or better by A.M. Best Company. A description of these ratings is contained in the Statement of Additional Information.

Although these Funds will not make direct purchases of common or preferred stocks or rights to acquire common or preferred stocks, they may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, such stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by these Funds as soon as practicable in an orderly manner.

For temporary defensive purposes during times of unusual market conditions, these Funds may without limitation hold cash or invest in cash items. The Funds also may invest not more than 35% of their total assets in cash and cash items in order to utilize assets awaiting normal investment. Cash items may include short-term obligations such as rated commercial paper and variable amount master demand notes; time and savings deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; and repurchase agreements collateralized by eligible investments.

INTERMEDIATE GOVERNMENT BOND FUND

OBJECTIVE. Intermediate Government Bond Fund has an objective of providing current income to the extent consistent with preservation of capital.


INVESTMENT POLICIES. Under normal market conditions, Intermediate Government Bond Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. The Fund's share price and yield, however, are not guaranteed or insured by the United States Government or any of its agencies or instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 7 years.


The types of securities in which the Fund may invest include direct obligations of the United States Treasury, such as United States Treasury bonds, notes and bills. In addition, the Fund may invest in obligations issued or guaranteed as to principal and interest by agencies of the United States Government or by instrumentalities which have been established or sponsored by the United States Government, provided, in each case, that interest on the obligations is excludable from state taxable income by the holders thereof. Such agencies and instrumentalities include, but are not limited to, the Farm Credit System Financial Assistance Corporation, the Federal Home Loan Banks System, the Student Loan Marketing Association and the Tennessee Valley Authority. Obligations issued or guaranteed by some of these agencies or instrumentalities are not guaranteed by the United States Government, but instead rely solely on the assets and credit of the issuing agency or instrumentality.


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iii) purchase securities on a when-issued or delayed-delivery basis; and (iv) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in short-term government securities maturing within 13 months from the date of purchase or repurchase agreements with respect to government securities. The Fund also may so invest not more than 35% of its total assets in order to utilize assets awaiting normal investment. See "Special Investment Methods -- Repurchase Agreements."



RISKS TO CONSIDER

An investment in any of the Funds involves certain risks. These include the following:

INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.


In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities, such as Fixed Income Fund, should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities, such as Limited Term Income Fund. Similarly, the volatility of Intermediate Term Income Fund and Intermediate Government Bond Fund generally should be expected to be between that of Fixed Income Fund and Limited Term Income Fund. As described below under "-- Mortgage-Backed Securities," it is more difficult to generalize about the effect of changes in market interest rates on the values of mortgage-backed securities.


Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options
Transactions."

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

Securities issued or guaranteed by the United States Government generally are viewed as carrying minimal credit risk. Securities issued by governmental entities but not backed by the full faith and credit of the United States, and securities issued by private entities, are subject to higher levels of credit risk. The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund can invest in debt securities rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for a corporate issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that corporate bonds will be called during a period of declining market interest rates so that such refinancings may take place.


If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable corporate bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds. Most United States Government securities are not callable before their stated maturity, although U.S. agency securities often are.


MORTGAGE-BACKED SECURITIES. Because residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty, the holder of a mortgage-backed security which represents an interest in a pool of such mortgage loans is subject to a form of call risk which is generally called "prepayment risk." In addition, it is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument; the magnitude of such effects may be greater in some cases; and the return on certain types of mortgage-backed securities, such as interest-only, principal-only and inverse floating rate mortgage-backed securities, is particularly sensitive to changes in interest rates and in the rate at which the mortgage loans underlying the securities are prepaid by borrowers. For these reasons, a Fund's investments in mortgage-backed securities may involve greater risks than investments in governmental or corporate bonds. For further information, see "Special Investment Methods -- Mortgage-Backed Securities."

OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.

MANAGEMENT

The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

INVESTMENT ADVISER


First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982. As of September 30, 1995, the Adviser was managing accounts with an aggregate value of approximately $29 billion, including mutual fund assets in excess of $7 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.


Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI"), a wholly owned broker-dealer subsidiary of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and ISI might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

PORTFOLIO MANAGERS


MARTIN L. JONES is portfolio manager for Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. Martin heads the Fixed Income Group of the Adviser and has over 20 years of investment experience. Formerly with Harris Trust & Savings Bank, Dillon, Read & Co., and Loeb Rhoades & Co., Martin received his bachelor's degree from Texas Tech University, his master's degree from University of Texas, and his master's in business administration degree from the University of Chicago.



CHRISTOPHER L. DRAHN is portfolio manager for Intermediate Government Bond Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.



CUSTODIAN

The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.

As compensation for its services to the Funds, the Custodian is paid the following fees: (i) an annual administration fee of $750 per Fund; (ii) an issue held fee, computed as of the end of each month, at the annual rate of $30 per securities issue held by each Fund; (iii) transaction fees, consisting of (a) a securities buy/sell/maturity fee of $15 per each such transaction, and (b) a payment received fee of $12 for each principal pay down payment received on collateralized mortgage pass-through instruments;
(iv) a wire transfer fee of $10 per transaction; (v) a cash management fee, for "sweeping" cash into overnight investments, at an annual rate of 0.25% of the amounts so invested; and (vi) a remittance fee, for payment of each Fund's expenses, of $3.50 per each check drawn for such remittances. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

ADMINISTRATOR

The administrator for the Funds is SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Administrator, a wholly-owned subsidiary of SEI Corporation, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

TRANSFER AGENT


DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 210 West 10th Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Corporation and is located at 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan"). The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Alternative Sales Charge Options." Under the Class A Distribution Plan, each Fund also pays the Distributor a distribution fee monthly at an annual rate of 0.25% of the Fund's Class A Shares' average daily net assets, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class A Shares of the Funds. From time to time, the Distributor may voluntarily waive its distribution fees with respect to the Class A Shares of any of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

Under another distribution plan (the "Class B Distribution Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay to the Distributor a sales support fee at an annual rate of up to 0.75% of the average daily net assets of the Class B Shares of the Funds, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of the Funds. This fee is calculated and paid each month based on the average daily net assets for that month. In addition to this fee, the Distributor may be paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to Class B Shares of the Funds. Although Class B Shares are sold without an initial sales charge, the Distributor pays a total of 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The service fee payable under the Class B Service Plan is prepaid for the first year as described above.

The Class A and Class B Distribution Plans recognize that the Adviser, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Adviser may pay amounts to broker-dealers from its own assets with respect to such sales. ISI, a subsidiary of the Adviser, is a Participating Institution.

INVESTING IN THE FUNDS

SHARE PURCHASES

Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail are considered received after payment by check is converted by the Funds into federal funds. In order to purchase shares by mail, an investor must:

*    complete and sign the new account form;

*    enclose a check made payable to (Fund name); and


* mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.



After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.



BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time to place an order. All information needed will be taken over the telephone, and the order will be considered received when the Custodian receives payment by wire. Federal funds should be wired as follows: First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems: Account Number 6023458026; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays upon which wire transfers are restricted.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of First Bank National Association, First Trust National Association and First Bank System, Inc. and their respective affiliates.

ALTERNATIVE SALES CHARGE OPTIONS

THE TWO ALTERNATIVES: OVERVIEW. An investor may purchase shares of a Fund at a price equal to its net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each of Class A and Class B represents a Fund's interest in its portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement; (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A Shares as long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges. Sales personnel of financial institutions distributing the Funds' shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial to that investor. The amount of a purchase, the length of time an investor expects to hold the shares, and whether the investor wishes to receive dividends in cash or in additional shares, will all be factors in determining which sales charge option is best for a particular investor. An investor should consider whether, over the time he or she expects to maintain the investment, the accumulated sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent the differential may be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial to an investor if he or she qualifies for reduced sales charges as described below. Accordingly, orders for Class B Shares for $250,000 or more ordinarily will be treated as orders for Class A Shares or declined.

The Directors of FAIF have determined that no conflict of interest currently exists between the Class A and Class B Shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

CLASS A SHARES.

What Class A Shares Cost. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:

                          LIMITED TERM INCOME FUND:

                                                                        MAXIMUM AMOUNT
                                                                        OF SALES CHARGE
                                    SALES CHARGE AS  SALES CHARGE AS     REALLOWED TO
                                     PERCENTAGE OF     PERCENTAGE OF     PARTICIPATING
                                    OFFERING PRICE    NET ASSET VALUE    INSTITUTIONS
Less than $50,000                        2.00%             2.04%             1.80%
$50,000 but less than $100,000           1.50%             1.52%             1.35%
$100,000 but less than $250,000          1.00%             1.01%             0.90%
$250,000 but less than $500,000          0.75%             0.76%             0.68%
$500,000 but less than
$1,000,000                               0.50%             0.50%             0.45%
$1,000,000 and over                      0.00%             0.00%             0.00%

                      INTERMEDIATE GOVERNMENT BOND FUND:

                                                                        MAXIMUM AMOUNT
                                                                        OF SALES CHARGE
                                    SALES CHARGE AS   SALES CHARGE AS    REALLOWED TO
                                     PERCENTAGE OF     PERCENTAGE OF     PARTICIPATING
                                    OFFERING PRICE    NET ASSET VALUE    INSTITUTIONS
Less than $50,000                        3.00%             3.09%             2.70%
$50,000 but less than $100,000           2.50%             2.56%             2.25%
$100,000 but less than $250,000          2.00%             2.04%             1.80%
$250,000 but less than $500,000          1.50%             1.52%             1.35%
$500,000 but less than
$1,000,000                               1.00%             1.01%             0.80%
$1,000,000 and over                      0.00%             0.00%             0.00%

             INTERMEDIATE TERM INCOME FUND AND FIXED INCOME FUND:

                                                                        MAXIMUM AMOUNT
                                                                        OF SALES CHARGE
                                    SALES CHARGE AS   SALES CHARGE AS    REALLOWED TO
                                     PERCENTAGE OF     PERCENTAGE OF     PARTICIPATING
                                    OFFERING PRICE    NET ASSET VALUE    INSTITUTIONS
Less than $50,000                        3.75%             3.90%             3.38%
$50,000 but less than $100,000           3.25%             3.36%             2.93%
$100,000 but less than $250,000          2.75%             2.83%             2.48%
$250,000 but less than $500,000          2.00%             2.04%             1.80%
$500,000 but less than
$1,000,000                               1.00%             1.01%             0.90%
$1,000,000 and over                      0.00%             0.00%             0.00%

There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions will receive a commission of 1.00% on such sales. Redemptions of Class A Shares purchased at net asset value within 24 months of purchase will be subject to a contingent deferred sales charge of 1.00%. However, Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

Net asset value is determined at 3:00 p.m. Central time Monday through Friday except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following federal holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

Dealer Concession. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

The sales charge for shares sold other than through registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

Reducing The Class A Sales Charge. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

* Quantity Discounts and Accumulated Purchases: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

     The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

* Letter of Intent: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

     The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

     A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.


Sales Of Class A Shares At Net Asset Value. Purchases of a Fund's Class A
Shares by the Adviser, the Sub-Adviser or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives, and partners, registered representatives of any broker/dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisers, financial planners and registered broker/dealers who are purchasing shares on behalf of their customers.


If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF Fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.


In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.


CLASS B SHARES.

Contingent Deferred Sales Charge. Class B Shares are sold at net asset value without any initial sales charge. If an investor redeems Class B Shares within eight years of purchase, he or she will pay a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.

                            CONTINGENT DEFERRED
                             SALES CHARGE AS A
                           PERCENTAGE OF DOLLAR
                             AMOUNT SUBJECT TO
YEAR SINCE PURCHASE               CHARGE
First                              5.00%
Second                             5.00%
Third                              4.00%
Fourth                             3.00%
Fifth                              2.00%
Sixth                              1.00%
Seventh                            None
Eighth                             None

In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight-year period. This method should result in the lowest possible sales charge.

The contingent deferred sales charge is waived on redemption of Class B Shares (i) within one year following the death or disability (as defined in the Internal Revenue Code) of a shareholder, and (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2 . A shareholder or his or her representative must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

Conversion Feature. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.


Dollar Cost Averaging. Class B Shares may also be purchased through automatic monthly deductions from a shareholder's account in Class B Shares of Prime Obligations Fund of First American Funds, Inc. Under a dollar cost averaging program, a shareholder enters an agreement to purchase Class B Shares of one or more Funds over a period of time not to exceed twelve months, and initially purchases Prime Obligations Class B Shares in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of Class B Shares of Prime Obligations Fund is exchanged for the Class B Shares of the Funds specified. This program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.



SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or call (800) 637-2548.

EXCHANGING SECURITIES FOR FUND SHARES

A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

CERTIFICATES AND CONFIRMATIONS

The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

DIVIDENDS AND DISTRIBUTIONS

Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

The amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class C Shares because of the distribution expenses charged to Class A and Class B Shares. The amount of dividends payable on Class A Shares generally will be more than the dividends payable on the Class B Shares because of the distribution and service fees paid by Class B Shares.

EXCHANGE PRIVILEGE

Shareholders may exchange Class A or Class B Shares of a Fund for currently available Class A or Class B Shares, respectively, of the other FAIF Funds or of other funds in the First American family. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the FAIF Funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

For purposes of calculating the Class B Shares' eight-year conversion period or contingent deferred sales charges payable upon redemption, the holding period of Class B Shares of the "old" fund and the holding period of Class B Shares of the "new" fund are aggregated.

The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- Directly From the Funds -- Signatures." Neither the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, or any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two FAIF Funds by telephone only if both FAIF Funds have identical shareholder registrations.

Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.


Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105.


Shareholders who become eligible to purchase Class C Shares may exchange Class A Shares for Class C Shares. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a custody or agency account with a financial institution which invests in Class C Shares.

The terms of any exchange privilege may be modified or terminated by the Funds at any time. There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or changes.

REDEEMING SHARES

Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.

BY TELEPHONE

A shareholder may redeem shares of a Fund by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal

Reserve System, normally within one business day, but in no event more than seven days after the request. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

BY MAIL

Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

* a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

* a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

* a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

* any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases. Because automatic withdrawals with respect to Class B Shares are subject to the contingent deferred sales charge, it may not be in the best interest of a Class B shareholder to participate in the Systematic Withdrawal Program.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.

DETERMINING THE PRICE OF SHARES

Class A Shares of the Funds are sold at net asset value plus a sales charge, while Class B Shares are sold without a front-end sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Alternative Sales Charge Options."

The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request.

It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

DETERMINING NET ASSET VALUE


The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.



Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.


Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution expenses charged to Class A and Class B Shares.

FOREIGN SECURITIES

Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when the Funds' net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.

FEDERAL INCOME TAXES

GENERAL

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds will not be eligible for the 70% deduction for dividends received by corporations.


Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund. Long-term capital gains of individuals are currently subject to a maximum tax rate of 28%. As of the date of this Prospectus, both the U.S. Senate and the U.S. House have enacted bills that would reduce the effective tax rates on long-term capital gains of individuals. At this time, it is impossible to predict whether such a provision will be enacted into law, or what its effective date would be.


Gain or loss realized upon the sale of shares in the Funds will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

Each Fund is required by federal law to withhold 31% of reportable payments (including dividends, capital gain distributions, and redemptions) paid to certain shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, each investor will be asked to certify on his or her account application that the social security or taxpayer identification number provided is correct and that the investor is not subject to backup withholding for previous underreporting to the IRS.

This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details.

STATE AND LOCAL TAXATION

Distributions from all of the Funds may be subject to state or local taxes. A portion of the distributions from Intermediate Government Bond Fund may be exempt from state and local taxation. Shareholders should consult their own tax advisers regarding state and local taxation.

FUND SHARES

Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.

CALCULATION OF PERFORMANCE DATA

From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.


"Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.


"Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

"Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

The performance of the Class A and Class B Shares of a Fund will normally be lower than for the Class C Shares because Class C Shares are not subject to the sales charges and distribution expenses applicable to Class A and Class B Shares. In addition, the performance of Class A and Class B Shares of a Fund will differ because of the different sales charge structures of the classes and because of the higher distribution and service fees charged to Class B Shares.

In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.

SPECIAL INVESTMENT METHODS

This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

BANK INSTRUMENTS


The bank instruments in which Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund may invest include time and savings deposits, deposit notes and bankers acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" below. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.


ASSET-BACKED SECURITIES


Each of Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Like collateralized mortgage obligations, asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.


FOREIGN SECURITIES


Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest up to 15% of its total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province, or any instrumentality or political subdivision thereof; (ii) any other foreign government, agency or instrumentality; (iii) foreign subsidiaries of United States corporations; and (iv) foreign banks having total capital and surplus at the time of investment of at least $1 billion. Such foreign bank or corporate securities must be rated by at least one major United States rating agency as having a quality not less than that which would be required for comparable domestic securities. In addition, Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund also may invest in Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit as described under "-- Bank Instruments" above.


Although investments of these kinds are not subject to currency risk because they are denominated in United States dollars, they are subject to certain other risks associated with foreign investments. Risks which may affect foreign issuers include political, social or economic instability in the country of the issuer, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic United States issuers. In addition, foreign branches of United States banks and foreign banks may be subject to less stringent regulatory requirements than United States banks.

MORTGAGE-BACKED SECURITIES


Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest in mortgage-backed securities. Each of these Funds will invest only in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.


Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies.

Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes. Holders of single-class pass-through certificates are entitled to receive their proportionate share of all principal payments and prepayments on the underlying mortgage loans together with interest on the unpaid principal at a stated pass-through rate. Holders of each class in an issue of multiple-class pass-through certificates are entitled to receive a specified portion of all principal payments and prepayments and/or interest at a stated pass-through rate on the underlying mortgage loans. A class of pass-through certificates which entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans is referred to as an "interest-only" class, while a class which entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans is referred to as a "principal-only" class. Agency Pass-Through Certificates may be based on a pool of fixed-rate mortgage loans or on a pool of adjustable-rate mortgage loans, the interest rates on which change periodically based on changes in a specified index rate. In the latter case, the pass-through rate of interest on the Agency Pass-Through Certificates changes with changes in the rates borne by the underlying mortgage loans.


CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend on, among other factors, the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.



CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Funds may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.


Residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty. As a result, the rate at which mortgage loans in a given pool are prepaid (the "prepayment speed") is likely to increase if interest rates decline (due in part to prepayments associated with refinancings at lower rates) and to decrease if interest rates increase, particularly in the case of a pool of fixed-rate mortgage loans. Thus, the holder of an interest in a mortgage pool is likely to have to reinvest greater amounts of principal during periods of declining interest rates than during periods of increasing rates. However, the relationship between changes in interest rates and changes in prepayment speeds is not predictable with precision, nor is the likelihood of changes in interest rates which might lead to changes in prepayment speeds. In addition, changes in interest rates and prepayment speeds have differing effects on the return on different kinds of CMO classes. For these reasons, it is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases.

The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. The limitations on each Fund's investments in interest-only, principal-only and inverse floating rate mortgage-backed securities are set forth above under "Investment Objectives and Policies."

REPURCHASE AGREEMENTS

A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

LENDING OF PORTFOLIO SECURITIES


In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.


OPTIONS TRANSACTIONS

Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

PORTFOLIO TRANSACTIONS

Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

PORTFOLIO TURNOVER

Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

INVESTMENT RESTRICTIONS

The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

* None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money.

* None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

*    None of the Funds will make short sales of securities.

* None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
Section 4(2) commercial paper may be determined to be "liquid" under guidelines adopted by the Board of Directors. Rule 144A securities may in the future be determined to be "liquid" under guidelines adopted by the Board of Directors if the current position of certain state securities regulators regarding such securities is modified. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road
Wayne, Pennsylvania 19087

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
680 East Swedesford Road
Wayne, Pennsylvania 19087

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT CORPORATION
680 East Swedesford Road
Wayne, Pennsylvania 19087

TRANSFER AGENT
DST SYSTEMS, INC.
210 West 10th Street
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY P.L.L.P.
220 South Sixth Street
Minneapolis, Minnesota 55402

FAIF-1001 (1/96) R



FIRST  AMERICAN INVESTMENT FUNDS, INC.

FIXED INCOME FUNDS
INSTITUTIONAL CLASS

LIMITED TERM
INCOME FUND
INTERMEDIATE TERM
INCOME FUND
FIXED INCOME FUND
INTERMEDIATE GOVERNMENT
BOND FUND

                                   PROSPECTUS
                                JANUARY 31, 1996


[LOGO] FIRST AMERICAN FUNDS
The power of disciplined investing


TABLE OF CONTENTS

                                           PAGE

SUMMARY                                      4

FEES AND EXPENSES                            6
Class C Share Fees and Expenses              6
Information Concerning Fees and
Expenses                                     7

FINANCIAL HIGHLIGHTS                         8

THE FUNDS                                   10

INVESTMENT OBJECTIVES AND POLICIES          10
Limited Term Income Fund,
Intermediate Term Income Fund, and
Fixed Income Fund                           11
Intermediate Government Bond Fund           12
Risks to Consider                           13

MANAGEMENT                                  15
Investment Adviser                          15
Portfolio Managers                          16
Custodian                                   17
Administrator                               17
Transfer Agent                              17

DISTRIBUTOR                                 18

PURCHASES AND REDEMPTIONS OF SHARES         18
Share Purchases and Redemptions             18
What Shares Cost                            18
Exchanging Securities for Fund Shares       20
Certificates and Confirmations              20
Dividends and Distributions                 20
Exchange Privilege                          20

FEDERAL INCOME TAXES                        21

FUND SHARES                                 22

CALCULATION OF PERFORMANCE DATA             22

SPECIAL INVESTMENT METHODS                  23
Bank Instruments                            24
Asset-Backed Securities                     24
Foreign Securities                          24
Mortgage-Backed Securities                  25
Repurchase Agreements                       27
When-Issued and Delayed-Delivery
Transactions                                27
Lending of Portfolio Securities             28
Options Transactions                        28
Portfolio Transactions                      29
Portfolio Turnover                          29
Investment Restrictions                     29



FIRST AMERICAN INVESTMENT FUNDS, INC.
680 EAST SWEDESFORD ROAD, WAYNE, PENNSYLVANIA 19087

INSTITUTIONAL CLASS PROSPECTUS

The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class C Shares of the following funds (the "Funds"):

*  LIMITED TERM INCOME FUND              *  FIXED INCOME FUND
*  INTERMEDIATE TERM INCOME FUND         *  INTERMEDIATE GOVERNMENT BOND FUND


Class C Shares of the Funds are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.


A Statement of Additional Information dated January 31, 1996 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is January 31, 1996.



SUMMARY

First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class C Shares of the following funds (the "Funds"):

LIMITED TERM INCOME FUND has an objective of providing current income while attempting to provide a high degree of principal stability. This Fund invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 6 months to 2 years.

INTERMEDIATE TERM INCOME FUND has an objective of providing current income to the extent consistent with preservation of capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 7 years.

FIXED INCOME FUND has an objective of providing a high level of current income consistent with limited risk to capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will not exceed 15 years.


INTERMEDIATE GOVERNMENT BOND FUND has an objective of providing current income to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 7 years.


INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

ELIGIBLE INVESTORS; OFFERING PRICES Class C Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class C Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

EXCHANGES Class C Shares of any Fund may be exchanged for Class C Shares of other FAIF funds at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."


RISKS TO CONSIDER Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate). In addition, those Funds which may invest in mortgage-backed securities are subject to certain additional risks associated with investing in securities representing interests in, or secured by, pools of residential mortgage loans. The Funds also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."


SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

FEES AND EXPENSES INSTITUTIONAL CLASSES


CLASS C SHARE FEES AND EXPENSES



                                        LIMITED                                  INTERMEDIATE
                                          TERM       INTERMEDIATE       FIXED     GOVERNMENT
                                         INCOME       TERM INCOME      INCOME        BOND
                                          FUND           FUND           FUND         FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed
on purchases                              None            None           None        None
Maximum sales load imposed
on reinvested dividends                   None            None           None        None
Deferred sales load                       None            None           None        None
Redemption fees                           None            None           None        None
Exchange fees                             None            None           None        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees
(after voluntary fee waivers and
reimbursements)(1)                        0.36%           0.48%          0.48%       0.46%
Rule 12b-1 fees                           None            None           None        None
Other expenses (after
voluntary fee waivers)(1)                 0.24%           0.22%          0.22%       0.24%
Total fund operating expenses
(after voluntary fee waivers
and reimbursements)(1)                    0.60%           0.70%          0.70%       0.70%

EXAMPLE(2)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, and (ii) redemption at the end of each time period:

1 year                                   $   6           $   7          $   7      $   7
3 years                                  $  19           $  22          $  22      $  22
5 years                                  $  33           $  39          $  39      $  39
10 years                                 $  75           $  87          $  87      $  87




(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; and total fund operating expenses calculated on such basis would be 0.97% for Limited Term Income Fund, 0.94% for Intermediate Term Income Fund, 0.94% for Fixed Income Fund and 0.97% for Intermediate Government Bond Fund. Other expenses includes an administration fee and is based on estimated amounts for the current fiscal year.



(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Limited Term Income Fund, $10, $31, $54 and $119; Intermediate Term Income Fund, $10, $30, $52 and $115; Fixed Income Fund, $10, $30, $52 and $115;
     and Intermediate Government Bond Fund, $10, $31, $54 and $119.



INFORMATION CONCERNING FEES AND EXPENSES


The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class C Shares of the Funds. The Funds also offer Class A and Class B Shares which are subject to the same expenses and, in addition, to a front-end or contingent deferred sales load and certain distribution expenses.



The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds.


Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.

FINANCIAL HIGHLIGHTS


The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in the Statement of Additional Information. Further information about the Funds' performance is contained in FAIF's annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Financial Highlights for the Class A shares of the Funds have been provided below along with the Financial Highlights for Class C shares. Class A shares are subject to sales charges and fees that may differ from those applicable to Class C shares.



For the periods ended September 30,
For a share outstanding throughout the period



                                                         REALIZED
                                                            AND
                                                         UNREALIZED    DIVIDENDS
                           NET ASSET VALUE      NET       GAINS OR     FROM NET    DISTRIBUTIONS
                            BEGINNING OF    INVESTMENT   (LOSSES) ON  INVESTMENT   FROM CAPITAL
                               PERIOD         INCOME     INVESTMENTS    INCOME         GAINS
LIMITED TERM INCOME FUND
Class C
1995                           $ 9.85          $0.56       $ 0.07       $(0.56)       $   --
1994(1)                         10.02           0.29        (0.17)       (0.29)           --
Class A
1995                           $ 9.85          $0.56       $ 0.07       $(0.56)       $   --
1994                            10.06           0.44        (0.22)       (0.43)           --
1993(2)                         10.00           0.29         0.07        (0.30)           --

INTERMEDIATE TERM INCOME FUND
Class C
1995                           $ 9.55          $0.58       $ 0.39       $(0.58)       $   --
1994(1)                         10.01           0.31        (0.46)       (0.31)           --
Class A
1995                           $ 9.55          $0.59       $ 0.38       $(0.58)       $   --
1994                            10.22           0.46        (0.56)       (0.46)        (0.11)
1993(2)                         10.00           0.41         0.29        (0.41)        (0.07)

FIXED INCOME FUND
Class C
1995                           $10.37          $0.66       $ 0.62       $(0.65)       $(0.03)
1994(1)                         11.11           0.38        (0.74)       (0.38)           --
Class A
1995                           $10.37          $0.66       $ 0.61       $(0.63)       $(0.03)
1994                            11.38           0.57        (0.89)       (0.57)        (0.12)
1993                            11.13           0.62         0.36        (0.61)        (0.12)
1992                            10.59           0.66         0.60        (0.66)        (0.06)
1991(3)                         10.01           0.65         0.58        (0.65)           --
1990(4)                         10.44           0.74        (0.26)       (0.74)        (0.17)
1989(4)                         10.13           0.74         0.31        (0.74)           --
1988(4)(5)                      10.03           0.62         0.13        (0.65)           --

INTERMEDIATE GOVERNMENT BOND FUND
Class C
1995                           $ 8.98          $0.54       $ 0.31       $(0.54)       $   --
1994(1)                          9.41           0.27        (0.43)       (0.27)           --
Class A
1995                           $ 8.98          $0.54       $ 0.31       $(0.54)       $   --
1994                             9.52           0.41        (0.51)       (0.39)        (0.05)
1993                            10.18           0.44         0.02        (0.44)        (0.68)
1992                            10.25           0.60         0.28        (0.60)        (0.35)
1991(3)                         10.01           0.65         0.24        (0.65)           --
1990(4)                         10.05           0.75        (0.04)       (0.75)           --
1989(4)                          9.99           0.74         0.06        (0.74)           --
1988(4)(5)                      10.03           0.58        (0.01)       (0.61)           --


(table continued)

                                                                                    RATIO OF      RATIO OF
                                                                                       NET       EXPENSES TO
                                                                      RATIO OF     INVESTMENT    AVERAGE NET
                           NET ASSET                   NET ASSETS    EXPENSES TO    INCOME TO      ASSETS
                           VALUE END                     END OF      AVERAGE NET   AVERAGE NET   (EXCLUDING      PORTFOLIO
                           OF PERIOD   TOTAL RETURN   PERIOD (000)     ASSETS        ASSETS       WAIVERS)     TURNOVER RATE
LIMITED TERM INCOME FUND
Class C
1995                        $ 9.92         6.57%        $111,439        0.60%         5.67%          0.97%          120%
1994(1)                       9.85         1.24%+         70,266        0.60          4.40           1.03            48
Class A
1995                        $ 9.92         6.57%        $  9,977        0.60%         5.60%          1.22%          120%
1994                          9.85         2.21%           9,509        0.60          4.17           1.23            48
1993(2)                      10.06         3.61%+        121,800        0.60          3.61           1.27           104

INTERMEDIATE TERM INCOME FUND
Class C
1995                        $ 9.94        10.51%        $ 88,375        0.70%         5.94%          0.94%           69%
1994(1)                       9.55        (1.48%)+        68,445        0.58          4.81           1.07           177
Class A
1995                        $ 9.94        10.51%        $  2,437        0.70%         5.97%          1.19%           69%
1994                          9.55        (1.05%)          3,208        0.69          2.48           1.24           177
1993(2)                      10.22         7.21%+         67,291        0.70          4.90           1.29           163

FIXED INCOME FUND
Class C
1995                        $10.97        12.86%        $289,816        0.70%         6.28%          0.94%          106%
1994(1)                      10.37        (3.23%)+        90,187        0.61          5.53           0.92           142
Class A
1995                        $10.98        12.78%        $  7,853        0.86%         6.14%          1.19%          106%
1994                         10.37        (2.92%)          8,028        0.68          3.83           1.06           142
1993                         11.38         9.20%          53,601        0.70          5.65           1.14            91
1992                         11.13        12.34%           5,645        0.99          6.12           2.68           180
1991(3)                      10.59        12.48%+          6,045        0.99          6.85           4.11           176
1990(4)                      10.01         5.14%           2,209        1.07          7.49           5.46           144
1989(4)                      10.44        10.93%             555        1.22          7.26          22.44           157
1988(4)(5)                   10.13         8.07%+            240        0.96          7.18          20.70            93

INTERMEDIATE GOVERNMENT BOND FUND
Class C
1995                        $ 9.29         9.82%        $100,168        0.70%         6.13%          0.97%           17%
1994(1)                       8.98        (1.66%)+        27,776        0.36          5.32           1.45            74
Class A
1995                        $ 9.29         9.82%        $  2,860        0.70%         6.10%          1.22%           17%
1994                          8.98        (1.13%)          1,977        0.53          4.49           2.14            74
1993                          9.52         4.99%           3,716        0.71          4.00           4.73           182
1992                         10.18         8.88%             589        0.99          6.03          14.14           101
1991(3)                      10.25         9.13%+          1,756        0.99          6.99           6.76           100
1990(4)                      10.01         7.41%           1,573        1.08          7.57           5.55            40
1989(4)                      10.05         8.35%           1,501        1.19          7.49           9.65            72
1988(4)(5)                    9.99         6.18%+            375        0.95          6.78          17.20             0


+ Returns, excluding sales charges, are for the period indicated and have not been annualized.

(1) Class C shares have been offered since February 4, 1994. All ratios for the period have been annualized.

(2) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(3) On September 3, 1991, the Board of Directors of FAIF approved a change in FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(4)  For the period ended October 31.

(5) Commenced operations on December 22, 1987. All ratios for the period have been annualized.


THE FUNDS

FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at 680 East Swedesford Road, Wayne, Pennsylvania 19087.

This Prospectus relates only to the Class C Shares of the Funds named on the cover hereof. Information regarding the Class A and Class B Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


INVESTMENT OBJECTIVES AND POLICIES

This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act").

If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

LIMITED TERM INCOME FUND, INTERMEDIATE TERM INCOME FUND, AND FIXED INCOME FUND

OBJECTIVES. Limited Term Income Fund has an objective of providing current income while attempting to provide a high degree of principal stability. Intermediate Term Income Fund has an objective of providing current income to the extent consistent with preservation of capital. Fixed Income Fund has an objective of providing a high level of current income consistent with limited risk to capital.

INVESTMENT POLICIES. Each of these Funds invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

Under normal market conditions, the weighted average maturity of the securities held by Limited Term Income Fund will range from 6 months to 2 years; that of Intermediate Term Income Fund will range from 3 to 7 years; and that of Fixed Income Fund will not exceed 15 years.

These Funds' permitted investments include notes, bonds and discount notes of United States Government agencies or instrumentalities; domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser; other fixed income securities, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of any of these Funds. At least 65% of the total assets of Fixed Income Fund will be invested in fixed rate obligations.

Subject to the foregoing limitations, each of these Funds may invest in the following kinds of securities, as described under the related headings under "Special Investment Methods:" (i) mortgage-backed securities (provided that Limited Term Income Fund will not invest in interest-only, principal-only or inverse floating rate mortgage-backed securities, and each of Intermediate Term Income Fund and Fixed Income Fund will not invest more than 10% of its total assets in the aggregate in these kinds of securities); (ii) asset-backed securities; and (iii) bank instruments.


In addition, each of these Funds may (i) invest up to 15% of its total assets in foreign securities payable in United States dollars; (ii) enter into repurchase agreements; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed-delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


Limited Term Income Fund also may purchase investment-type insurance products such as Guaranteed Investment Contracts ("GICs"). A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs therefore are usually considered to be illiquid investments. Limited Term Income Fund will purchase only GICs which are obligations of insurance companies with a policyholder's rating of A or better by A.M. Best Company. A description of these ratings is contained in the Statement of Additional Information.

Although these Funds will not make direct purchases of common or preferred stocks or rights to acquire common or preferred stocks, they may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, such stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by these Funds as soon as practicable in an orderly manner.

For temporary defensive purposes during times of unusual market conditions, these Funds may without limitation hold cash or invest in cash items. The Funds also may invest not more than 35% of their total assets in cash and cash items in order to utilize assets awaiting normal investment. Cash items may include short-term obligations such as rated commercial paper and variable amount master demand notes; time and savings deposits (including certificates of deposit); bankers acceptances; obligations of the United States Government or its agencies or instrumentalities; and repurchase agreements collateralized by eligible investments.

INTERMEDIATE GOVERNMENT BOND FUND

OBJECTIVE. Intermediate Government Bond Fund has an objective of providing current income to the extent consistent with preservation of capital.


INVESTMENT POLICIES. Under normal market conditions, Intermediate Government Bond Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. The Fund's share price and yield, however, are not guaranteed or insured by the United States Government or any of its agencies or instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 7 years.


The types of securities in which the Fund may invest include direct obligations of the United States Treasury, such as United States Treasury bonds, notes and bills. In addition, the Fund may invest in obligations issued or guaranteed as to principal and interest by agencies of the United States Government or by instrumentalities which have been established or sponsored by the United States Government, provided, in each case, that interest on the obligations is excludable from state taxable income by the holders thereof. Such agencies and instrumentalities include, but are not limited to, the Farm Credit System Financial Assistance Corporation, the Federal Home Loan Banks System, the Student Loan Marketing Association and the Tennessee Valley Authority. Obligations issued or guaranteed by some of these agencies or instrumentalities are not guaranteed by the United States Government, but instead rely solely on the assets and credit of the issuing agency or instrumentality.


In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iii) purchase securities on a when-issued or delayed-delivery basis; and (iv) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



For temporary defensive purposes during times of unusual market conditions, the Fund may without limitation hold cash or invest in short-term government securities maturing within 13 months from the date of purchase or repurchase agreements with respect to government securities. The Fund also may so invest not more than 35% of its total assets in order to utilize assets awaiting normal investment. See "Special Investment Methods -- Repurchase Agreements."



RISKS TO CONSIDER

An investment in any of the Funds involves certain risks. These include the following:

INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.


In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities, such as Fixed Income Fund, should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities, such as Limited Term Income Fund. Similarly, the volatility of Intermediate Term Income Fund and Intermediate Government Bond Fund generally should be expected to be between that of Fixed Income Fund and Limited Term Income Fund. As described below under "-- Mortgage-Backed Securities," it is more difficult to generalize about the effect of changes in market interest rates on the values of mortgage-backed securities.


Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

Securities issued or guaranteed by the United States Government generally are viewed as carrying minimal credit risk. Securities issued by governmental entities but not backed by the full faith and credit of the United States, and securities issued by private entities, are subject to higher levels of credit risk. The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund can invest in debt securities rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for a corporate issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that corporate bonds will be called during a period of declining market interest rates so that such refinancings may take place.


If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable corporate bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds. Most United States Government securities are not callable before their stated maturity, although U.S. agency securities often are.


MORTGAGE-BACKED SECURITIES. Because residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty, the holder of a mortgage-backed security which represents an interest in a pool of such mortgage loans is subject to a form of call risk which is generally called "prepayment risk." In addition, it is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument; the magnitude of such effects may be greater in some cases; and the return on certain types of mortgage-backed securities, such as interest-only, principal-only and inverse floating rate mortgage-backed securities, is particularly sensitive to changes in interest rates and in the rate at which the mortgage loans underlying the securities are prepaid by borrowers. For these reasons, a Fund's investments in mortgage-backed securities may involve greater risks than investments in governmental or corporate bonds. For further information, see "Special Investment Methods --Mortgage-Backed Securities."

OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.


MANAGEMENT

The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

INVESTMENT ADVISER


First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982. As of September 30, 1995, the Adviser was managing accounts with an aggregate value of approximately $29 billion, including mutual fund assets in excess of $7 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.


Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

PORTFOLIO MANAGERS


MARTIN L. JONES is portfolio manager for Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. Martin heads the Fixed Income Group of the Adviser and has over 20 years of investment experience. Formerly with Harris Trust & Savings Bank, Dillon, Read & Co., and Loeb Rhoades & Co., Martin received his bachelor's degree from Texas Tech University, his master's degree from University of Texas, and his master's in business administration degree from the University of Chicago.



CHRISTOPHER L. DRAHN is portfolio manager for Intermediate Government Bond Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.


CUSTODIAN

The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.

As compensation for its services to the Funds, the Custodian is paid the following fees: (i) an annual administration fee of $750 per Fund; (ii) an issue held fee, computed as of the end of each month, at the annual rate of $30 per securities issue held by each Fund; (iii) transaction fees, consisting of (a) a securities buy/sell/maturity fee of $15 per each such transaction, and (b) a payment received fee of $12 for each principal pay down payment received on collateralized mortgage pass-through instruments; (iv) a wire transfer fee of $10 per transaction; (v) a cash management fee, for "sweeping" cash into overnight investments, at an annual rate of 0.25% of the amounts so invested; and (vi) a remittance fee, for payment of each Fund's expenses, of $3.50 per each check drawn for such remittances. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

ADMINISTRATOR

The administrator for the Funds is SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Administrator, a wholly-owned subsidiary of SEI Corporation, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

TRANSFER AGENT


DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 210 West 10th Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Corporation and is located at 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. They also may discontinue any payment of such costs at any time.


PURCHASES AND REDEMPTIONS OF SHARES

SHARE PURCHASES AND REDEMPTIONS

Shares of the Funds are sold and redeemed on days on which the New York Stock Exchange is open for business ("Business Days").


Payment for shares can be made only by wire transfer. Wire transfers of federal funds for share purchases should be sent to First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems:
Account Number 6023458026; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on Federal holidays upon which wire transfers are restricted. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The net asset value per share is calculated as of 3:00 p.m. Central time each Business Day. The Funds reserve the right to reject a purchase order.


The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption orders may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption orders received before 3:00 p.m. Central time, payment will ordinarily be made the same day by transfer of Federal funds, but payment may be made up to 7 days later.

WHAT SHARES COST

Class C Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.


DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.



Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.


Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution expenses charged to Class A and Class B Shares.

FOREIGN SECURITIES. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when the Funds' net asset value is calculated, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.

EXCHANGING SECURITIES FOR FUND SHARES

A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

CERTIFICATES AND CONFIRMATIONS

The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

DIVIDENDS AND DISTRIBUTIONS

Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

The amount of dividends payable on Class C Shares generally will be more than the dividends payable on Class A or Class B Shares because of the distribution expenses charged to Class A and Class B Shares.

EXCHANGE PRIVILEGE

Shareholders may exchange Class C Shares of a Fund for currently available Class C Shares of the other FAIF Funds or of other funds in the First American family at net asset value. Exchanges of shares among the FAIF Funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class C Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual beneficiaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.


FEDERAL INCOME TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds will not be eligible for the 70% deduction for dividends received by corporations. Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund.

Gain or loss realized upon the sale of shares in the Funds will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details.


FUND SHARES

Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


CALCULATION OF PERFORMANCE DATA

From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

"Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

"Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

"Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

The performance of the Class C Shares of a Fund will normally be higher than for the Class A and Class B Shares because Class C Shares are not subject to the sales charges and distribution expenses applicable to Class A and Class B Shares.

In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


SPECIAL INVESTMENT METHODS

This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

BANK INSTRUMENTS


The bank instruments in which Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest include time and savings deposits, deposit notes and bankers acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" below. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.


ASSET-BACKED SECURITIES


Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Like collateralized mortgage obligations, asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.


FOREIGN SECURITIES


Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest up to 15% of its total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province, or any instrumentality or political subdivision thereof; (ii) any other foreign government, agency or instrumentality; (iii) foreign subsidiaries of United States corporations; and (iv) foreign banks having total capital and surplus at the time of investment of at least $1 billion. Such foreign bank or corporate securities must be rated by at least one major United States rating agency as having a quality not less than that which would be required for comparable domestic securities. In addition, Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund also may invest in Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit as described under "-- Bank Instruments" above.


Although investments of these kinds are not subject to currency risk because they are denominated in United States dollars, they are subject to certain other risks associated with foreign investments. Risks which may affect foreign issuers include political, social or economic instability in the country of the issuer, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic United States issuers. In addition, foreign branches of United States banks and foreign banks may be subject to less stringent regulatory requirements than United States banks.

MORTGAGE-BACKED SECURITIES


Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest in mortgage-backed securities. Each of these Funds will invest only in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.


Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies.

Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes. Holders of single-class pass-through certificates are entitled to receive their proportionate share of all principal payments and prepayments on the underlying mortgage loans together with interest on the unpaid principal at a stated pass-through rate. Holders of each class in an issue of multiple-class pass-through certificates are entitled to receive a specified portion of all principal payments and prepayments and/or interest at a stated pass-through rate on the underlying mortgage loans. A class of pass-through certificates which entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans is referred to as an "interest-only" class, while a class which entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans is referred to as a "principal-only" class. Agency Pass-Through Certificates may be based on a pool of fixed-rate mortgage loans or on a pool of adjustable-rate mortgage loans, the interest rates on which change periodically based on changes in a specified index rate. In the latter case, the pass-through rate of interest on the Agency Pass-Through Certificates changes with changes in the rates borne by the underlying mortgage loans.


CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend on, among other factors, the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.



CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Funds may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.




Residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty. As a result, the rate at which mortgage loans in a given pool are prepaid (the "prepayment speed") is likely to increase if interest rates decline (due in part to prepayments associated with refinancings at lower rates) and to decrease if interest rates increase, particularly in the case of a pool of fixed-rate mortgage loans. Thus, the holder of an interest in a mortgage pool is likely to have to reinvest greater amounts of principal during periods of declining interest rates than during periods of increasing rates. However, the relationship between changes in interest rates and changes in prepayment speeds is not predictable with precision, nor is the likelihood of changes in interest rates which might lead to changes in prepayment speeds. In addition, changes in interest rates and prepayment speeds have differing effects on the return on different kinds of CMO classes. For these reasons, it is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases.


The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. The limitations on each Fund's investments in interest-only, principal-only and inverse floating rate mortgage-backed securities are set forth above under "Investment Objectives and Policies."

REPURCHASE AGREEMENTS

A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

OPTIONS TRANSACTIONS

Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

PORTFOLIO TRANSACTIONS

Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

PORTFOLIO TURNOVER

Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

INVESTMENT RESTRICTIONS

The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

* None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money.

* None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

*    None of the Funds will make short sales of securities.

* None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations. Section 4(2) commercial paper may be determined to be "liquid" under guidelines adopted by the Board of Directors. Rule 144A securities may in the future be determined to be "liquid" under guidelines adopted by the Board of Directors if the current position of certain state securities regulators regarding such securities is modified. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road
Wayne, Pennsylvania 19087

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
680 East Swedesford Road
Wayne, Pennsylvania 19087

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
680 East Swedesford Road
Wayne, Pennsylvania 19087

TRANSFER AGENT
DST SYSTEMS, INC.
210 West 10th Street
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY P.L.L.P.
220 South Sixth Street
Minneapolis, Minnesota 55402



FAIF-1501 (1/96) I


FIRST  AMERICAN INVESTMENT FUNDS, INC.

TAX FREE INCOME FUNDS
RETAIL CLASS

INTERMEDIATE TAX
FREE FUND
MINNESOTA INSURED
INTERMEDIATE TAX FREE FUND
COLORADO INTERMEDIATE
TAX FREE FUND


                                   PROSPECTUS

                                JANUARY 31, 1996


[LOGO] FIRST AMERICAN FUNDS
The power of disciplined investing


TABLE OF CONTENTS


                                    PAGE


SUMMARY                               4

FEES AND EXPENSES                     8
Class A Share Fees and Expenses       8
Class B Share Fees and Expenses      10
Information Concerning Fees and
 Expenses                            12

FINANCIAL HIGHLIGHTS                 14

THE FUNDS                            16

INVESTMENT OBJECTIVES AND
 POLICIES                            16
Intermediate Tax Free Fund           17
Minnesota Insured Intermediate
 Tax Free Fund and Colorado
 Intermediate Tax Free Fund          18
Risks to Consider                    20

MANAGEMENT                           23
Investment Adviser                   23
Portfolio Managers                   24
Custodian                            24
Administrator                        25
Transfer Agent                       25

DISTRIBUTOR                          25

INVESTING IN THE FUNDS               27
Share Purchases                      27
Minimum Investment Required          28
Alternative Sales Charge Options     28
Systematic Investment Program        33
Exchanging Securities for Fund
 Shares                              33
Certificates and Confirmations       33
Dividends and Distributions          33
Exchange Privilege                   34

REDEEMING SHARES                     36
By Telephone                         36
By Mail                              36
By Systematic Withdrawal Program     37
Redemption Before Purchase
 Instruments Clear                   38
Accounts with Low Balances           38

DETERMINING THE PRICE OF SHARES      38
Determining Net Asset Value          38

INCOME TAXES                         39

TAX-EXEMPT VS. TAXABLE INCOME        43

FUND SHARES                          44

CALCULATION OF PERFORMANCE DATA      44

SPECIAL INVESTMENT METHODS           46
Municipal Bonds and Other
 Municipal Obligations               46
Insurance for Minnesota Insured
 Intermediate Tax Free Fund          48
Temporary Taxable Investments        50
Repurchase Agreements                50
Inverse Floating Rate
 Obligations                         50
When-Issued and Delayed-Delivery
 Transactions                        51
Lending of Portfolio Securities      51
Options Transactions                 52
Portfolio Transactions               53
Portfolio Turnover                   53
Investment Restrictions              53




FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road, Wayne, Pennsylvania 19087

RETAIL CLASSES PROSPECTUS

The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A and Class B Shares of the following funds (the "Funds"):


*  INTERMEDIATE TAX FREE FUND           *  COLORADO INTERMEDIATE TAX FREE FUND
*  MINNESOTA INSURED INTERMEDIATE
   TAX FREE FUND


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.


A Statement of Additional Information dated January 31, 1996 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY RESPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is January 31, 1996.


SUMMARY


First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A and Class B Shares of the following funds (the "Funds"):


INTERMEDIATE TAX FREE FUND has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Minnesota income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal or the Minnesota alternative minimum tax. At least 65% of the tax-exempt obligations held by this Fund will consist of insured bonds, escrow secured bonds and defeased bonds. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

COLORADO INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Colorado income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

At the present time, Class B Shares of the Funds are not being offered.

INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."


OFFERING PRICES Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 3.00%. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 24 months following the purchase. Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a Rule 12b-1 distribution and service fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Alternative Sales Charge Options."


Class B Shares of the Funds are sold at net asset value without an initial sales charge. Class B Shares of each Fund are subject to Rule 12b-1 distribution and service fees computed at an annual rate totaling 1.00% of the average daily net assets of that class. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares automatically convert into Class A Shares approximately eight years after purchase. See "Investing in the Funds -- Alternative Sales Charge Options."

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

EXCHANGES Shares of any Fund may be exchanged for the same class of shares of other FAIF funds at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."

REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."

RISKS TO CONSIDER Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).


In addition, the value of municipal obligations held by the Funds may be adversely affected by local political and economic conditions and developments in the states and political subdivisions which issue the obligations. Investors should note in this regard that Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund invest in municipal obligations of issuers located only in Minnesota and Colorado, respectively. The Funds also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."


SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.




FEES AND EXPENSES

CLASS A SHARE FEES AND EXPENSES


                                                         MINNESOTA
                                                          INSURED     COLORADO
                                         INTERMEDIATE  INTERMEDIATE INTERMEDIATE
                                           TAX FREE      TAX FREE     TAX FREE
                                             FUND          FUND         FUND

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of offering
price)(1)                                     3.00%         3.00%         3.00%
Maximum sales load imposed on
reinvested dividends                          None          None          None
Deferred sales load(1)                        None          None          None
Redemption fees                               None          None          None
Exchange fees                                 None          None          None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS) Investment advisory fees
(after voluntary fee waivers and
reimbursements)(2)                            0.32%         0.42%         0.39%
Rule 12b-1 fees (after voluntary fee
waivers)(2)                                      0%            0%            0%
Other expenses (after voluntary fee
waivers and reimbursements)(2)                0.38%         0.28%         0.31%
Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(2)                            0.70%         0.70%         0.70%

EXAMPLE(3)
You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
(iii) redemption at the end of each time period:

1 year                                       $  37         $  37         $  37
3 years                                      $  52         $  52         $  52
5 years                                      $  68         $  68         $  68
10 years                                     $ 114         $ 114         $ 114

(1) The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but a contingent deferred sales charge of 1.00% will be imposed in the case of redemption within 24 months following the purchase. See "Investing in the Funds -- Alternative Sales Charge Options."


(2) The Adviser, the Distributor and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; Rule 12b-1 fees calculated on such basis would be 0.25%; and total fund operating expenses calculated on such basis would be 1.30% for Intermediate Tax Free Fund, 1.25% for Minnesota Insured Intermediate Tax Free and 1.27% for Colorado Intermediate Tax Free Fund. Other expenses includes an administration fee and is based on estimated amounts for the current fiscal year.



(3) Absent the fee waivers and reimbursements referred to in (2) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Intermediate Tax Free Fund, $43, $70, $99 and $182; Minnesota Insured Intermediate Tax Free Fund, $42, $68, $97 and $177; and Colorado Intermediate Tax Free Fund, $43, $69, $98 and $179.


CLASS B SHARE FEES AND EXPENSES

                                                         MINNESOTA
                                                          INSURED     COLORADO
                                         INTERMEDIATE  INTERMEDIATE INTERMEDIATE
                                           TAX FREE      TAX FREE    TAX FREE
                                             FUND          FUND        FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases (as a percentage of offering
price)                                        None          None       None
Maximum sales load imposed on
reinvested dividends                          None          None       None
Maximum contingent deferred sales
charge (as a percentage of original
purchase price or redemption proceeds,
as applicable)                                5.00%         5.00%      5.00%
Redemption fees                               None          None       None
Exchange fees                                 None          None       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment advisory fees
(after voluntary fee waivers and
reimbursements)(1)                            0.32%         0.42%      0.39%
Rule 12b-1 fees                               1.00%         1.00%      1.00%
Other expenses (after voluntary fee
waivers and reimbursements)(1)                0.38%         0.28%      0.31%
Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(1)                            1.70%         1.70%      1.70%

EXAMPLE:
ASSUMING REDEMPTION(2)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return; (ii) redemption at the end of each time period; and (iii) payment of the maximum applicable contingent deferred sales charge of 5% in year 1, 4% in year 3, 2% in year 5, and automatic conversion at the end of year 8:

1 year                                       $  67         $  67      $  67
3 years                                      $  94         $  94      $  94
5 years                                      $ 112         $ 112      $ 112
10 years                                     $ 174         $ 174      $ 174

ASSUMING NO REDEMPTION(3)
You would pay the following expenses on the same investment, assuming no redemption:

1 year                                       $  17         $  17      $  17
3 years                                      $  54         $  54      $  54
5 years                                      $  92         $  92      $  92
10 years                                     $ 174         $ 174      $ 174


(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; and total fund operating expenses calculated on such basis would be 2.05% for Intermediate Tax Free Fund, 2.00% for Minnesota Insured Intermediate Tax Free Fund and 2.02% for Colorado Intermediate Tax Free Fund. Other expenses includes an administration fee and is based on estimated amounts for the current fiscal year.



(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Intermediate Tax Free Fund, $71, $104, $130 and $218; Minnesota Insured Intermediate Tax Free Fund, $70, $103, $128 and $213; and Colorado Intermediate Tax Free Fund, $71, $103, $129 and $215.



(3) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Intermediate Tax Free Fund, $21, $64, $110 and $218; Minnesota Insured Intermediate Tax Free Fund, $20, $63, $108 and $213; and Colorado Intermediate Tax Free Fund, $21, $63, $109 and $215.


INFORMATION CONCERNING FEES AND EXPENSES

The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class A and Class B Shares of the Funds. The Funds also offer Class C Shares which are subject to the same expenses except that they bear no sales loads and distribution fees.

The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser, the Distributor and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds.

The Class A Shares of each Fund may pay distribution and service fees to the Distributor in an amount equaling 0.25% per year of each such class's average daily net assets, and the Class B Shares of each Fund bear distribution and servicing fees totaling 1.00% per year of each such class's average daily net assets. The Distributor also receives the sales charge for distributing the Funds' Class A Shares. Due to the distribution fees paid by these classes of shares, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD rules. For additional information, see "Distributor."

Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.

FINANCIAL HIGHLIGHTS


The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in the Statement of Additional Information. Further information about the Funds' performance is contained in FAIF's annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.


For the periods ended September 30,
For a share outstanding throughout the period

                                            REALIZED
                                               AND
                                           UNREALIZED    DIVIDENDS
             NET ASSET VALUE      NET       GAINS OR     FROM NET    DISTRIBUTIONS
              BEGINNING OF    INVESTMENT   (LOSSES) ON  INVESTMENT   FROM CAPITAL
                 PERIOD         INCOME     INVESTMENTS    INCOME         GAINS
INTERMEDIATE TAX FREE FUND
Class A
1995             $10.28          $0.49       $ 0.43       $(0.48)       $   --
1994              10.92           0.44        (0.57)       (0.44)        (0.07)
1993              10.56           0.47         0.42        (0.47)        (0.06)
1992              10.34           0.53         0.22        (0.53)           --
1991(1)           10.04           0.50         0.31        (0.50)        (0.01)
1990(2)           10.08           0.56        (0.04)       (0.56)           --
1989(2)           10.19           0.56        (0.11)       (0.56)           --
1988(2)(3)        10.03           0.47         0.16        (0.47)           --
MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
Class A
1995             $ 9.58          $0.46       $ 0.33       $(0.45)       $   --
1994(4)           10.00           0.25        (0.42)       (0.25)           --
COLORADO INTERMEDIATE TAX FREE FUND
Class A
1995             $10.15          $0.49       $ 0.36       $(0.49)       $   --
1994(5)           10.00           0.21         0.16        (0.22)           --

                                                                      RATIO OF      RATIO OF
                                                                         NET       EXPENSES TO
                                                        RATIO OF     INVESTMENT    AVERAGE NET
             NET ASSET                   NET ASSETS    EXPENSES TO    INCOME TO      ASSETS
             VALUE END                     END OF      AVERAGE NET   AVERAGE NET   (EXCLUDING      PORTFOLIO
             OF PERIOD   TOTAL RETURN   PERIOD (000)     ASSETS        ASSETS       WAIVERS)     TURNOVER RATE
INTERMEDIATE TAX FREE FUND
Class A
1995          $10.72         9.15%         $  983         0.67%         4.71%          1.30%          68%
1994           10.28        (1.25%)         1,128         0.59          4.13           2.78           52
1993           10.92         8.66%          2,969         0.71          4.31           5.09           27
1992           10.56         7.23%            725         0.99          4.83          16.09           23
1991(1)        10.34         8.15%+           637         0.99          5.35          15.48           15
1990(2)        10.04         5.31%            537         1.08          5.58          13.85            4
1989(2)        10.08         4.57%            491         1.09          5.57          19.55            4
1988(2)(3)     10.19         6.73%+           425         0.84          5.87          13.60            0
MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
Class A
1995          $ 9.92         8.46%         $2,219         0.70%         4.74%          1.25%          38%
1994(4)         9.58        (1.68%)+        1,508         0.67          4.57           1.84           22
COLORADO INTERMEDIATE TAX FREE FUND
Class A
1995          $10.51         8.57%         $2,189         0.70%         4.83%          1.27%          19%
1994(5)        10.15         3.66%+           693         0.69          4.51           4.96            4

+ Returns, excluding sales charges, are for the period indicated and have not been annualized.


(1) On September 3, 1991, the Board of Directors of FAIF approved a change in FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(2)  For the period ended October 31.



(3) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(4) Commenced operations on February 28, 1994. All ratios for the period have been annualized.

(5) Commenced operations on April 4, 1994. All ratios for the period have been annualized.


THE FUNDS

FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at 680 East Swedesford Road, Wayne, Pennsylvania 19087.

This Prospectus relates only to the Class A and Class B Shares of the Funds named on the cover hereof. Information regarding the Class C Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.

INVESTMENT OBJECTIVES AND POLICIES


This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Intermediate Tax Free Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund are nondiversified investment companies under the 1940 Act.


If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."


INTERMEDIATE TAX FREE FUND

OBJECTIVE. Intermediate Tax Free Fund has an objective of providing current income which is exempt from federal income tax to the extent consistent with preservation of capital.



INVESTMENT POLICIES. Under normal market conditions, Intermediate Tax Free
Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax. No more than 20% of the securities owned by the Fund will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."



Under normal market conditions, the weighted average maturity of the securities held by Intermediate Tax Free Fund will range from 3 to 10 years.



Intermediate Tax Free Fund may purchase obligations which are rated no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. The Fund also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of the Fund.



While the assets of Intermediate Tax Free Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."



The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax.



The Fund also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; and (iii) engage in the lending of portfolio securities. In addition, the Fund may invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



The requirement, described above, that Intermediate Tax Free Fund invest at least 80% of its net assets in tax free obligations under normal market conditions is a fundamental policy, which cannot be changed without shareholder vote. Under normal market conditions, the Fund will invest at least 65% of its total assets in municipal obligations which are municipal bonds. See "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."


MINNESOTA INSURED INTERMEDIATE TAX FREE FUND AND
COLORADO INTERMEDIATE TAX FREE FUND

OBJECTIVES. Minnesota Insured Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Colorado Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.

INVESTMENT POLICIES. Under normal market conditions, each of these Funds invests at least 80% of its net assets in municipal bonds and other municipal obligations of the state referred to in its title, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and that state's income tax. No more than 20% of the securities owned by either of these Funds will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax and, in the case of Minnesota Insured Intermediate Tax Free Fund, for the purpose of the Minnesota alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules or, in the case of Minnesota Insured Intermediate Tax Free Fund, under the Minnesota alternative minimum tax rules, will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which these Funds may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

Under normal market conditions, the weighted average maturity of the securities held by each of these Funds will range from 3 to 10 years.

Each of these Funds may purchase obligations which are rated (without regard to insurance) no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Each of these Funds also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of either of these Funds.

While the assets of each of these Funds ordinarily will be invested in municipal obligations, on occasion either Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, a Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, a Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

Each of these Funds also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax.


Each of these Funds also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; (iii) engage in the lending of portfolio securities; and (iv) invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."


As a nonfundamental policy, at least 65% of the tax-exempt obligations in the investment portfolio of Minnesota Insured Intermediate Tax Free Fund will consist of: (i) obligations that at all times are fully insured as to the scheduled payment of all installments of interest and principal; and (ii) obligations which have an AAA rating by Standard & Poor's or an Aaa rating by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, where the payment of interest and principal is guaranteed by the United States Government or an agency or instrumentality of the United States Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations guaranteed by the United States Government or its agencies or instrumentalities ("escrow secured bonds" or "defeased bonds"), without having to purchase additional insurance therefor. This policy may not be eliminated except upon 30 days advance notice to shareholders of Minnesota Insured Intermediate Tax Free Fund. In addition, pending the investment or reinvestment of its assets in longer-term tax-exempt obligations, this Fund may invest in short-term tax-exempt obligations, without obtaining insurance, provided such instruments carry an AAA or A-1 rating by Standard & Poor's or an Aaa or SP-1 rating by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Bond insurance does not guarantee the market value of the securities held in this Fund's portfolio. For further information concerning the insurance applicable to this Fund's investments, see "Special Investment Methods -- Insurance for Minnesota Insured Intermediate Tax Free Fund."

The tax-exempt obligations held by Colorado Intermediate Tax Free Fund need not be insured.

RISKS TO CONSIDER

An investment in any of the Funds involves certain risks. These include the following:

INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.


In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities.


Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options
Transactions."

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which the Funds invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also are subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that the Funds can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

Although the bond insurance carried by Minnesota Insured Intermediate Tax Free Fund is intended to mitigate credit risk, its effectiveness depends on the creditworthiness of the bond insurers. See "Special Investment Methods -- Insurance for Minnesota Insured Intermediate Tax Free Fund."

CALL RISK. Many municipal bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that bonds will be called during a period of declining market interest rates so that such refinancings may take place.

If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

STATE AND LOCAL POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by the Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).


Intermediate Tax Free Fund cannot invest 25% or more of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). See "Special Investment Methods -- Investment Restrictions." Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund each will invest primarily in municipal obligations issued by the state and its political subdivisions named in its title. For this reason, the municipal obligations held by these two Funds will be particularly affected by local conditions in those states. A more detailed description of the factors affecting Minnesota and Colorado issuers of municipal obligations is set forth in the Statement of Additional Information.



OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds. In addition, investors in Minnesota Insured Intermediate Tax Free Fund should note that the 1995 Minnesota Legislature enacted a statement of intent specifying certain circumstances under which interest on the Minnesota municipal obligations held by the Fund might become taxable for Minnesota state income tax purposes. See "Income Taxes -- Minnesota Income Taxation."


MANAGEMENT

The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

INVESTMENT ADVISER


First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982. As of September 30, 1995, the Adviser was managing accounts with an aggregate value of approximately $29 billion, including mutual fund assets in excess of $7 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.


Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI"), a wholly owned broker-dealer subsidiary of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and ISI might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

PORTFOLIO MANAGERS


RICHARD W. STANLEY is portfolio co-manager for each of the Funds. Dick entered the investment business via investment sales with Smith Barney & Co. in 1958. He then moved to Heritage Investment Advisers as head of fixed income investment in 1973. He joined the Adviser in early 1986 as Vice President and Manager of Fixed Income/Personal Trust. Dick received his master's in business administration degree from Cornell University in 1958 and received his Chartered Financial Analyst certification in 1977.



CHRISTOPHER L. DRAHN is portfolio co-manager for Intermediate Tax Free Fund and Minnesota Insured Intermediate Tax Free Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.



TERRY MALTARICH is portfolio co-manager for Colorado Intermediate Tax Free Fund. Terry joined the Adviser in 1994 after 20 years of investment experience with Colorado Capital Advisors (which was combined into the Adviser) and Great West Life Insurance Company. He received his bachelor's degree from Miami University.



CUSTODIAN

The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.

As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

ADMINISTRATOR

The administrator for the Funds is SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Administrator, a wholly-owned subsidiary of SEI Corporation, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.

TRANSFER AGENT


DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 210 West 10th Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


DISTRIBUTOR

SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Corporation and is located at 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan"). The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Alternative Sales Charge Options." Under the Class A Distribution Plan, each Fund also pays the Distributor a distribution fee monthly at an annual rate of 0.25% of the Fund's Class A Shares' average daily net assets, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class A Shares of the Funds. From time to time, the Distributor may voluntarily waive its distribution fees with respect to the Class A Shares of any of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

Under another distribution plan (the "Class B Distribution Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay to the Distributor a sales support fee at an annual rate of up to 0.75% of the average daily net assets of the Class B Shares of the Funds, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of the Funds. This fee is calculated and paid each month based on the average daily net assets for that month. In addition to this fee, the Distributor may be paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to Class B Shares of the Funds. Although Class B Shares are sold without an initial sales charge, the Distributor pays a total of 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The service fee payable under the Class B Service Plan is prepaid for the first year as described above.

The Class A and Class B Distribution Plans recognize that the Adviser, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Adviser may pay amounts to broker-dealers from its own assets with respect to such sales. ISI, a subsidiary of the Adviser, is a Participating Institution.

INVESTING IN THE FUNDS

SHARE PURCHASES

Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail are considered received after payment by check is converted by the Funds into federal funds. In order to purchase shares by mail, an investor must:

*    complete and sign the new account form;

*    enclose a check made payable to (Fund name); and


* mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.



After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.



BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time to place an order. All information needed will be taken over the telephone, and the order will be considered received when the Custodian receives payment by wire. Federal funds should be wired as follows: First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems, Account Number 6023458026; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays upon which wire transfers are restricted.



MINIMUM INVESTMENT REQUIRED

The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of First Bank National Association, First Trust National Association and First Bank System, Inc. and their respective affiliates.

ALTERNATIVE SALES CHARGE OPTIONS

THE TWO ALTERNATIVES: OVERVIEW. An investor may purchase shares of a Fund at a price equal to its net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each of Class A and Class B represents a Fund's interest in its portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement; (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A Shares as long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges. Sales personnel of financial institutions distributing the Funds' shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial to that investor. The amount of a purchase, the length of time an investor expects to hold the shares, and whether the investor wishes to receive dividends in cash or in additional shares, will all be factors in determining which sales charge option is best for a particular investor. An investor should consider whether, over the time he or she expects to maintain the investment, the accumulated sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent the differential may be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial to an investor if he or she qualifies for reduced sales charges as described below. Accordingly, orders for Class B Shares for $250,000 or more ordinarily will be treated as orders for Class A Shares or declined.


The Directors of FAIF have determined that no conflict of interest currently exists between the Class A and Class B Shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.


CLASS A SHARES.


What Class A Shares Cost. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:


                                                                        MAXIMUM AMOUNT
                                                                        OF SALES CHARGE
                                    SALES CHARGE AS   SALES CHARGE AS    REALLOWED TO
                                     PERCENTAGE OF     PERCENTAGE OF     PARTICIPATING
                                    OFFERING PRICE    NET ASSET VALUE    INSTITUTIONS
Less than $50,000                        3.00%             3.09%             2.70%
$50,000 but less than $100,000           2.50%             2.56%             2.25%
$100,000 but less than $250,000          2.00%             2.04%             1.80%
$250,000 but less than $500,000          1.50%             1.52%             1.35%
$500,000 but less than
$1,000,000                               1.00%             1.01%             0.80%
$1,000,000 and over                      0.00%             0.00%             0.00%

There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions will receive a commission of 1.00% on such sales. Redemptions of Class A Shares purchased at net asset value within 24 months of purchase will be subject to a contingent deferred sales charge of 1.00%. However, Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

Net asset value is determined at 3:00 p.m. Central time Monday through Friday except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following federal holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

Dealer Concession. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

The sales charge for shares sold other than through registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

Reducing The Class A Sales Charge. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

* Quantity Discounts and Accumulated Purchases: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

     The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

* Letter of Intent: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

     The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

     A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.


Sales Of Class A Shares At Net Asset Value. Purchases of a Fund's Class A
Shares by the Adviser, the Sub-Adviser or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker/dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisers, financial planners and registered broker/dealers who are purchasing shares on behalf of their customers.


If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.


In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.


CLASS B SHARES.

Contingent Deferred Sales Charge. Class B Shares are sold at net asset value without any initial sales charge. If an investor redeems Class B Shares within eight years of purchase, he or she will pay a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.


                            CONTINGENT DEFERRED
                             SALES CHARGE AS A
                           PERCENTAGE OF DOLLAR
                             AMOUNT SUBJECT TO
YEAR SINCE PURCHASE               CHARGE
First                              5.00%
Second                             5.00%
Third                              4.00%
Fourth                             3.00%
Fifth                              2.00%
Sixth                              1.00%
Seventh                            None
Eighth                             None

In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight-year period. This method should result in the lowest possible sales charge.

The contingent deferred sales charge is waived on redemption of Class B Shares (i) within one year following the death or disability (as defined in the Internal Revenue Code) of a shareholder, and (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2 . A shareholder or his or her representative must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

Conversion Feature. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.


Dollar Cost Averaging. Class B Shares may also be purchased through automatic monthly deductions from a shareholder's account in Class B Shares of Prime Obligations Fund of First American Funds, Inc. Under a dollar cost averaging program, a shareholder enters an agreement to purchase Class B Shares of one or more Funds over a period of time not to exceed twelve months, and initially purchases Prime Obligations Class B Shares in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of Class B Shares of Prime Obligations Fund is exchanged for the Class B Shares of the Funds specified. This program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.



SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or call (800) 637-2548.

EXCHANGING SECURITIES FOR FUND SHARES

A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

CERTIFICATES AND CONFIRMATIONS

The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

DIVIDENDS AND DISTRIBUTIONS

Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

The amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class C Shares because of the distribution expenses charged to Class A and Class B Shares. The amount of dividends payable on Class A Shares generally will be more than the dividends payable on the Class B Shares because of the distribution and service fees paid by Class B Shares.

EXCHANGE PRIVILEGE

Shareholders may exchange Class A or Class B Shares of a Fund for currently available Class A or Class B Shares, respectively, of the other FAIF Funds or of other funds in the First American family. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the FAIF Funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

For purposes of calculating the Class B Shares' eight-year conversion period or contingent deferred sales charges payable upon redemption, the holding period of Class B Shares of the "old" fund and the holding period of Class B Shares of the "new" fund are aggregated.

The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- Directly From the Funds -- Signatures." Neither the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, or any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two FAIF Funds by telephone only if both FAIF Funds have identical shareholder registrations.

Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.


Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105.


Shareholders who become eligible to purchase Class C Shares may exchange Class A Shares for Class C Shares. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a custody or agency account with a financial institution which invests in Class C Shares.

The terms of any exchange privilege may be modified or terminated by the Funds at any time. There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or changes.

REDEEMING SHARES

Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.

BY TELEPHONE

A shareholder may redeem shares of a Fund by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

BY MAIL

Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

* a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

* a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

* a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

* any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases. Because automatic withdrawals with respect to Class B Shares are subject to the contingent deferred sales charge, it may not be in the best interest of a Class B shareholder to participate in the Systematic Withdrawal Program.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.

DETERMINING THE PRICE OF SHARES

Class A Shares of the Funds are sold at net asset value plus a sales charge, while Class B Shares are sold without a front-end sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Alternative Sales Charge Options."

The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request.

It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

DETERMINING NET ASSET VALUE


The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.



Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.


Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution expenses charged to Class A and Class B Shares.

INCOME TAXES

FEDERAL INCOME TAXATION

Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds qualified during its last fiscal year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and all of the Funds intend to so qualify in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.

Distributions of net interest income from tax-exempt obligations that are designated by each Fund as exempt-interest dividends are excludable from the gross income of the Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.


Distributions paid from other interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. Since none of the Funds' income will consist of dividends from domestic corporations, the dividends-received deduction for corporations will not be applicable to taxable distributions by the Funds. Distributions paid from long-term capital gains (and designated as such) will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. Long-term capital gains of individuals are currently taxed at a maximum rate of 28%. As of the date of this Prospectus, both the U.S. Senate and the U.S. House have enacted bills that would reduce the effective tax rates on long-term capital gains of individuals. At this time, it is impossible to predict whether such a provision will be enacted into law, or what its effective date would be. Shareholders not subject to federal income taxation will not be taxed on distributions by a Fund.


Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.

For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.

Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. Each Fund may invest up to 20% of its total assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax, the environmental tax imposed on corporations under Section 59A of the Code, and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a bond in a Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from the Funds.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds will not be deductible for federal income purposes.

A Fund may be required to "back-up" withhold 31% of any dividend, distribution, or redemption payment made to a shareholder who fails to furnish the Fund with the shareholder's Social Security number or other taxpayer identification number or to certify that he or she is not subject to back-up withholding.

Information concerning distributions will be mailed to shareholders annually. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

MINNESOTA INCOME TAXATION

Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends paid by Minnesota Insured Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the state of Minnesota, its political subdivisions and instrumentalities, is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95 percent or more of the exempt-interest dividends paid by the respective Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. As under federal law, the portion of Social Security benefits subject to Minnesota income tax may be affected by the amount of exempt-interest dividends received by the shareholders. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.


The 1995 Minnesota Legislature has enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Insured Intermediate Tax Free Fund is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Fund would become taxable under this Minnesota statutory provision.



COLORADO INCOME TAXATION

To the extent that dividends paid by Colorado Intermediate Tax Free Fund are derived from interest on tax-exempt obligations issued by the state of Colorado, its political subdivisions and instrumentalities, such dividends will also be exempt from Colorado income taxes for individuals, trusts, estates, and corporations. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Colorado taxable income of individuals, trusts, estates, and corporations, except for dividends directly attributable to interest on obligations of the United States Government. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains under Colorado law. However, Colorado has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses.

Dividends paid by Colorado Intermediate Tax Free Fund that are derived from interest on tax-exempt obligations issued by the state of Colorado, its political subdivisions and instrumentalities (including tax-exempt obligations treated for federal purposes as private activity bonds) will not be treated as items of tax preference for purposes of the alternative minimum tax that Colorado imposes on individuals, trusts and estates.

As under federal law, the portion of Social Security benefits subject to Colorado income tax may be affected by the amount of exempt-interest dividends received by the shareholders.

OTHER STATE AND LOCAL TAXATION

Except to the extent described above under "-- Minnesota Income Taxation" and "-- Colorado Income Taxation," distributions by all the Funds may be subject to state and local taxation even if they are exempt from federal income taxes. Shareholders are urged to consult their own tax advisers regarding state and local taxation.

TAX-EXEMPT VS. TAXABLE INCOME

The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and Minnesota income taxes; and (iii) exempt from both federal and Colorado income taxes, under selected income tax brackets scheduled to be in effect in 1995. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.1%, 36.9%, 41.4%, and 44.7% combined federal/Minnesota rates assume that the investor is subject to an 8.5% marginal Minnesota income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 31.6%, 34.5%, 39.2% and 42.6% combined federal/Colorado rates assume that the investor is subject to a 5% Colorado income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                                                     TAX-EQUIVALENT YIELDS

                                                            COMBINED FEDERAL AND                  COMBINED FEDERAL AND
                     FEDERAL TAX BRACKETS                  MINNESOTA TAX BRACKETS                 COLORADO TAX BRACKETS
TAX-FREE
YIELDS           28%      31%       36%     39.6%    34.1%     36.9%     41.4%     44.7%    31.6%    34.5%     39.2%     42.6%
3.0%           4.17%    4.35%     4.69%     4.97%    4.55%     4.75%     5.12%     5.42%    4.39%    4.58%     4.93%     5.23%
3.5%           4.86%    5.07%     5.47%     5.79%    5.31%     5.55%     5.97%     6.33%    5.12%    5.34%     5.76%     6.10%
4.0%           5.56%    5.80%     6.25%     6.62%    6.07%     6.34%     6.83%     7.23%    5.85%    6.11%     6.58%     6.97%
4.5%           6.25%    6.52%     7.03%     7.45%    6.83%     7.13%     7.68%     8.14%    6.58%    6.87%     7.40%     7.84%
5.0%           6.94%    7.25%     7.81%     8.28%    7.59%     7.92%     8.53%     9.04%    7.31%    7.63%     8.22%     8.71%
5.5%           7.64%    7.97%     8.59%     9.11%    8.35%     8.72%     9.39%     9.95%    8.04%    8.40%     9.05%     9.59%
6.0%           8.33%    8.70%     9.38%     9.93%    9.10%     9.51%    10.24%    10.85%    8.77%    9.16%     9.87%    10.46%
6.5%           9.03%    9.42%    10.16%    10.76%    9.86%    10.30%    11.09%    11.75%    9.50%    9.92%    10.69%    11.32%

FUND SHARES

Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.

CALCULATION OF PERFORMANCE DATA

From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "tax equivalent yield," its "cumulative total return," its "average annual total return," its "distribution rate" and its "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

"Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

"Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

"Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

"Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

The performance of the Class A and Class B Shares of a Fund will normally be lower than for the Class C Shares because Class C Shares are not subject to the sales charges and distribution expenses applicable to Class A and Class B Shares. In addition, the performance of Class A and Class B Shares of a Fund will differ because of the different sales charge structures of the classes and because of the higher distribution and service fees charged to Class B Shares.

In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.

SPECIAL INVESTMENT METHODS

This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

As described under "Investment Objectives and Policies," each of the Funds invests principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.

MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity.

The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

MUNICIPAL LEASES. Each Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

In light of these concerns, each Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Adviser may deem relevant. As described below under "-- Investment Restrictions," each Fund is subject to limitations on the percentage of illiquid securities it can hold.

INSURANCE FOR MINNESOTA INSURED INTERMEDIATE TAX FREE FUND

At least 65% of the tax-exempt obligations in the investment portfolio of Minnesota Insured Intermediate Tax Free Fund will consist of insured securities, escrow secured bonds or defeased bonds. The "insured securities" in this Fund's investment portfolio are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of this insurance is to minimize credit risk to this Fund and its shareholders associated with defaults in tax-exempt obligations owned by the Fund. However, insurance does not guarantee the market value of the securities in this Fund's investment portfolio, which will continue to fluctuate in response to changes in market interest rates. See "Investment Objectives and Policies -- Risks to Consider -- Interest Rate Risk." Therefore, the amount received upon redemption of shares of this Fund may be more or less than the original cost of the shares less any applicable sales charge paid in connection with the acquisition of such shares.

Generally, except as noted above, each insured municipal obligation held by Minnesota Insured Intermediate Tax Free Fund will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. "Original Issuance Insurance" is purchased by the issuer of a municipal obligation or by a third party at the time of original issuance of the obligation, while "Secondary Market Insurance" may be purchased by a third party (including Minnesota Insured Intermediate Tax Free Fund) subsequent to the original issuance of a municipal obligation. "Portfolio Insurance" is insurance purchased by Minnesota Insured Intermediate Tax Free Fund to cover municipal obligations while they are held in the Fund's portfolio. Premiums for Portfolio Insurance will be paid from the Fund's assets and will reduce the current yield on its investment portfolio by the amount of the premiums. The Fund's investment manager estimates that annual premiums for Portfolio Insurance would be less than .01% of the Fund's average daily net assets.

Because Portfolio Insurance coverage would terminate upon the sale of an insured security by Minnesota Insured Intermediate Tax Free Fund, this kind of insurance would not have an effect on the resale value of the security. Therefore, the Fund generally will retain any such securities covered only by Portfolio Insurance which are in default or in significant risk of default and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default. Both Original Issue Insurance and Secondary Market Insurance are non-cancelable and continue in force as long as the insured security is outstanding and the applicable insurer remains in business.

Minnesota Insured Intermediate Tax Free Fund may acquire securities that are already covered by Original Issue Insurance or Secondary Market Insurance without having to acquire additional insurance thereon, provided that the claims paying ability of the insurer is rated AAA or SP-1 by Standard & Poor's or Aaa or MIG-1 by Moody's or has been assigned an equivalent rating by another nationally recognized statistical rating organization. One of the purposes of these kinds of insurance is to enable the securities covered thereby to be sold as AAA or Aaa rated insured securities at a market price higher than might be obtained if the securities were not insured. Therefore, these kinds of insurance may be considered to represent an element of the market value of the securities insured. However, the exact effect, if any, on market value cannot be estimated.

Secondary Market Insurance may be purchased by Minnesota Insured Intermediate Tax Free Fund if, in the opinion of the Fund's investment manager, the market value or net proceeds of a sale of the covered security by the Fund would exceed the current value of the security without insurance, plus the cost of the insurance. When the Fund purchases Secondary Market Insurance, the single premium is added to the cost basis of the security and is not considered an item of expense of the Fund. Any excess of a security's market value as an AAA or Aaa rated security over its market value without the insurance, including the single premium cost thereof, would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the security.

The investment policy of this Fund requiring insurance on investments applies only to tax-exempt obligations held by the Fund and will not affect the Fund's ability to hold its assets in cash or to invest in escrow secured and defeased bonds or in certain short-term tax-exempt obligations as described elsewhere herein, or its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis in accordance with the investment policies and restrictions of the Fund.

Minnesota Insured Intermediate Tax Free Fund is authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of AAA or SP-1 from Standard & Poor's or Aaa or MIG-1 from Moody's or an equivalent rating from another nationally recognized statistical rating organization. Such insurers may include AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance, Inc. ("FSA"), or other companies meeting these criteria. For more information concerning Portfolio Insurance, see the Statement of Additional Information.

TEMPORARY TAXABLE INVESTMENTS

Each of the Funds may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities; (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.

REPURCHASE AGREEMENTS

The temporary taxable investments which each Fund may make include repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

INVERSE FLOATING RATE OBLIGATIONS


Each of the Funds may invest up to 5% of its net assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.



WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

OPTIONS TRANSACTIONS

Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

PORTFOLIO TRANSACTIONS

Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

PORTFOLIO TURNOVER

Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

INVESTMENT RESTRICTIONS

The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

* None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money.

* None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

*    None of the Funds will make short sales of securities.

* None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.


* Intermediate Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). None of the Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals;
     (viii) nursing homes; (ix) street development and repair; (x) toll roads;
     (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Intermediate Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.


A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
Section 4(2) commercial paper may be determined to be "liquid" under guidelines adopted by the Board of Directors. Rule 144A securities may in the future be determined to be "liquid" under guidelines adopted by the Board of Directors if the current position of certain state securities regulators regarding such securities is modified. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road
Wayne, Pennsylvania 19087

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
680 East Swedesford Road
Wayne, Pennsylvania 19087

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT CORPORATION
680 East Swedesford Road
Wayne, Pennsylvania 19087

TRANSFER AGENT
DST SYSTEMS, INC.
210 West 10th Street
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY P.L.L.P.
220 South Sixth Street
Minneapolis, Minnesota 55402

FAIF-1002(1/96) R





FIRST  AMERICAN INVESTMENT FUNDS, INC.

TAX FREE INCOME FUNDS
INSTITUTIONAL CLASS

INTERMEDIATE TAX
FREE FUND
MINNESOTA INSURED
INTERMEDIATE TAX FREE FUND
COLORADO INTERMEDIATE
TAX FREE FUND


                                   PROSPECTUS
                                JANUARY 31, 1996

[LOGO] FIRST AMERICAN FUNDS
The power of disciplined investing



TABLE OF CONTENTS

                                          PAGE

SUMMARY                                     4

FEES AND EXPENSES                           6
Class C Share Fees and Expenses             6
Information Concerning Fees and
Expenses                                    7

FINANCIAL HIGHLIGHTS                        8

THE FUNDS                                  10

INVESTMENT OBJECTIVES AND POLICIES         10
Intermediate Tax Free Fund                 11
Minnesota Insured Intermediate Tax
Free Fund and Colorado Intermediate
Tax Free Fund                              12
Risks to Consider                          14

MANAGEMENT                                 17
Investment Adviser                         17
Portfolio Managers                         18
Custodian                                  18
Administrator                              19
Transfer Agent                             19

DISTRIBUTOR                                19

PURCHASES AND REDEMPTIONS OF SHARES        20
Share Purchases and Redemptions            20
What Shares Cost                           20
Exchanging Securities for Fund Shares      21
Certificates and Confirmations             21
Dividends and Distributions                22
Exchange Privilege                         22

INCOME TAXES                               23

TAX-EXEMPT VS. TAXABLE INCOME              26

FUND SHARES                                27

CALCULATION OF PERFORMANCE DATA            27

SPECIAL INVESTMENT METHODS                 29
Municipal Bonds and Other Municipal
Obligations                                29
Insurance for Minnesota Insured
Intermediate Tax Free Fund                 31
Temporary Taxable Investments              33
Repurchase Agreements                      33
Inverse Floating Rate Obligations          34
When-Issued and Delayed-Delivery
Transactions                               34
Lending of Portfolio Securities            35
Options Transactions                       35
Portfolio Transactions                     36
Portfolio Turnover                         36
Investment Restrictions                    37



FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road, Wayne, Pennsylvania 19087

INSTITUTIONAL CLASS PROSPECTUS

The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class C Shares of the following funds (the "Funds"):

  *  INTERMEDIATE TAX FREE FUND          *  COLORADO INTERMEDIATE TAX FREE FUND
  *  MINNESOTA INSURED INTERMEDIATE
     TAX FREE FUND


Class C Shares of the Funds are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.


A Statement of Additional Information dated January 31, 1996 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is January 31, 1996.



SUMMARY


First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class C Shares of the following funds (the "Funds"):


INTERMEDIATE TAX FREE FUND has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Minnesota income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal or the Minnesota alternative minimum tax. At least 65% of the tax-exempt obligations held by this Fund will consist of insured bonds, escrow secured bonds and defeased bonds. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

COLORADO INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Colorado income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

INVESTMENT ADVISER First Bank National Association (the "Adviser") serves as investment adviser to each of the Funds. See "Management."

DISTRIBUTOR; ADMINISTRATOR SEI Financial Services Company (the "Distributor") serves as the distributor of the Funds' shares. SEI Financial Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

ELIGIBLE INVESTORS; OFFERING PRICES Class C Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class C Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

EXCHANGES Class C Shares of any Fund may be exchanged for Class C Shares of other FAIF funds at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

REDEMPTIONS Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

RISKS TO CONSIDER Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).


In addition, the value of municipal obligations held by the Funds may be adversely affected by local political and economic conditions and developments in the states and political subdivisions which issue the obligations. Investors should note in this regard that Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund invest in municipal obligations of issuers located only in Minnesota and Colorado, respectively. The Funds also may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."


SHAREHOLDER INQUIRIES Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

FEES AND EXPENSES

CLASS C SHARE FEES AND EXPENSES

                                                     MINNESOTA
                                                      INSURED       COLORADO
                                      INTERMEDIATE  INTERMEDIATE   INTERMEDIATE
                                        TAX FREE      TAX FREE       TAX FREE
                                          FUND          FUND           FUND

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases                                 None          None          None
Maximum sales load imposed on
reinvested dividends                      None          None          None
Deferred sales load                       None          None          None
Redemption fees                           None          None          None
Exchange fees                             None          None          None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS) Investment advisory fees
(after voluntary fee waivers and
reimbursements)(1)                        0.32%         0.42%         0.39%
Rule 12b-1 fees                           None          None          None
Other expenses (after voluntary
fee waivers)(1)                           0.38%         0.28%         0.31%
Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(1)                        0.70%         0.70%         0.70%

EXAMPLE(2)
You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, and (ii) redemption at the end of each time period:

 1 year                                  $   7         $   7         $   7
 3 years                                 $  22         $  22         $  22
 5 years                                 $  39         $  39         $  39
10 years                                 $  87         $  87         $  87


(1) The Adviser and the Administrator intend to waive a portion of their fees and/or reimburse expenses on a voluntary basis, and the amounts shown reflect these waivers and reimbursements as of the date of this Prospectus. Each of these persons intends to maintain such waivers and reimbursements in effect for the current fiscal year but reserves the right to discontinue such waivers and reimbursements at any time in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.70%; and total fund operating expenses calculated on such basis would be 1.05% for Intermediate Tax Free Fund, 1.00% for Minnesota Insured Intermediate Tax Free and 1.02% for Colorado Intermediate Tax Free Fund. Other expenses includes an administration fee and is based on estimated amounts for the current fiscal year.



(2) Absent the fee waivers and reimbursements referred to in (1) above, the dollar amounts for the 1, 3, 5 and 10-year periods would be as follows:
     Intermediate Tax Free Fund, $11, $33, $58 and $128; Minnesota Insured Intermediate Tax Free Fund, $10, $32, $55 and $122; and Colorado Intermediate Tax Free Fund, $10, $32, $56 and $125.


INFORMATION CONCERNING FEES AND EXPENSES

The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the foregoing tables and examples relates only to the Class C Shares of the Funds. The Funds also offer Class A and Class B Shares which are subject to the same expenses and, in addition, to a front-end or contingent deferred sales load and certain distribution expenses.

The examples in the above tables are based on projected annual Fund operating expenses after voluntary fee waivers and expense reimbursements by the Adviser and the Administrator. Although these persons intend to maintain such waivers in effect for the current fiscal year, any such waivers are voluntary and may be discontinued at any time. Prior to fee waivers, investment advisory fees accrue at the annual rate as a percentage of average daily net assets of 0.70% for each of the Funds.

Other expenses include fees paid by each Fund to the Administrator for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of average daily net assets of each Fund subject to a minimum of $50,000 per Fund per fiscal year; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. Other expenses of the Funds also includes the cost of maintaining shareholder records, furnishing shareholder statements and reports, and other services. Investment advisory fees, administrative fees and other expenses are reflected in the Funds' daily dividends and are not charged to individual shareholder accounts.

FINANCIAL HIGHLIGHTS


The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in the Statement of Additional Information. Further information about the Funds' performance is contained in FAIF's annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Financial Highlights for the Class A shares of the Funds have been provided below along with the Financial Highlights for Class C shares. Class A shares are subject to sales charges and fees that may differ from those applicable to Class C shares.



For the periods ended September 30,
For a share outstanding throughout this period



                                                            REALIZED
                                                               AND
                                                           UNREALIZED    DIVIDENDS
                             NET ASSET VALUE      NET       GAINS OR     FROM NET    DISTRIBUTIONS
                              BEGINNING OF    INVESTMENT   (LOSSES) ON  INVESTMENT   FROM CAPITAL
                                 PERIOD         INCOME     INVESTMENTS    INCOME         GAINS
INTERMEDIATE TAX FREE FUND
Class C
1995                             $10.28          $0.49       $ 0.43       $(0.48)       $   --
1994(1)                           10.89           0.29        (0.61)       (0.29)           --
Class A
1995                             $10.28          $0.49       $ 0.43       $(0.48)       $   --
1994                              10.92           0.44        (0.57)       (0.44)        (0.07)
1993                              10.56           0.47         0.42        (0.47)        (0.06)
1992                              10.34           0.53         0.22        (0.53)           --
1991(2)                           10.04           0.50         0.31        (0.50)        (0.01)
1990(3)                           10.08           0.56        (0.04)       (0.56)           --
1989(3)                           10.19           0.56        (0.11)       (0.56)           --
1988(3)(4)                        10.03           0.47         0.16        (0.47)           --

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
Class C
1995                             $ 9.59          $0.45       $ 0.33       $(0.45)       $   --
1994(5)                           10.00           0.25        (0.41)       (0.25)           --

COLORADO INTERMEDIATE TAX FREE FUND
Class C
1995                             $10.16          $0.48       $ 0.36       $(0.49)       $   --
1994(6)                           10.00           0.22         0.16        (0.22)           --

(table continued)

                                                                                      RATIO OF      RATIO OF
                                                                                         NET       EXPENSES TO
                                                                        RATIO OF     INVESTMENT    AVERAGE NET
                             NET ASSET                   NET ASSETS    EXPENSES TO    INCOME TO      ASSETS
                             VALUE END                     END OF      AVERAGE NET   AVERAGE NET   (EXCLUDING      PORTFOLIO
                             OF PERIOD   TOTAL RETURN   PERIOD (000)     ASSETS        ASSETS       WAIVERS)     TURNOVER RATE
INTERMEDIATE TAX FREE FUND
Class C
1995                          $10.72         9.15%        $46,025         0.67%         4.73%          1.05%          68%
1994(1)                        10.28        (2.91%)+        6,168         0.45          4.48           2.20           52
Class A
1995                          $10.72         9.15%        $   983         0.67%         4.71%          1.30%          68%
1994                           10.28        (1.25%)         1,128         0.59          4.13           2.78           52
1993                           10.92         8.66%          2,969         0.71          4.31           5.09           27
1992                           10.56         7.23%            725         0.99          4.83          16.09           23
1991(2)                        10.34         8.15%+           637         0.99          5.35          15.48           15
1990(3)                        10.04         5.31%            537         1.08          5.58          13.85            4
1989(3)                        10.08         4.57%            491         1.09          5.57          19.55            4
1988(3)(4)                     10.19         6.73%+           425         0.84          5.87          13.60            0

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
Class C
1995                          $ 9.92         8.34%        $61,693         0.70%         4.76%          1.00%          38%
1994(5)                         9.59        (1.58%)+       20,272         0.67          4.57           1.59           22

COLORADO INTERMEDIATE TAX FREE FUND
Class C
1995                          $10.51         8.47%        $50,071         0.70%         4.84%          1.02%          19%
1994(6)                        10.16         3.76%+         7,281         0.69          4.51           4.71            4


+ Returns, excluding sales charges, are for the period indicated and have not been annualized.

(1) Institutional Class shares have been offered since February 4, 1994. All ratios for the period have been annualized.

(2) On September 3, 1991, the Board of Directors of FAIF approved a change in FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(3)  For the period ended October 31.

(4) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(5) Commenced operations on February 28, 1994. All ratios for the period have been annualized.

(6) Commenced operations on April 4, 1994. All ratios for the period have been annualized.

THE FUNDS


FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class C) which provide for variations in distribution costs, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at 680 East Swedesford Road, Wayne, Pennsylvania 19087.


This Prospectus relates only to the Class C Shares of the Funds named on the cover hereof. Information regarding the Class A and Class B Shares of these Funds and regarding the Class A, Class B and Class C Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.

INVESTMENT OBJECTIVES AND POLICIES


This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Intermediate Tax Free Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund are nondiversified investment companies under the 1940 Act.



If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.



This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."



INTERMEDIATE TAX FREE FUND



OBJECTIVE. Intermediate Tax Free Fund has an objective of providing current income which is exempt from federal income tax to the extent consistent with preservation of capital.



INVESTMENT POLICIES. Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax. No more than 20% of the securities owned by the Fund will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."



Under normal market conditions, the weighted average maturity of the securities held by Intermediate Tax Free Fund will range from 3 to 10 years.



Intermediate Tax Free Fund may purchase obligations which are rated no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. The Fund also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of either of the Fund.



While the assets of Intermediate Tax Free Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."



The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax.



The Fund also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; and (iii) engage in the lending of portfolio securities. In addition, the Fund may invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



The requirement, described above, that Intermediate Tax Free Fund invest at least 80% of its net assets in tax free obligations under normal market conditions is a fundamental policy, which cannot be changed without shareholder vote. Under normal market conditions, that Fund will invest at least 65% of its total assets in municipal obligations which are municipal bonds. See "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."


MINNESOTA INSURED INTERMEDIATE TAX FREE FUND AND
COLORADO INTERMEDIATE TAX FREE FUND

OBJECTIVES. Minnesota Insured Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Colorado Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.


INVESTMENT POLICIES. Under normal market conditions, each of these Funds invests at least 80% of its net assets in municipal bonds and other municipal obligations of the state referred to in its title, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and that state's income tax. No more than 20% of the securities owned by either of these Funds will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax and, in the case of Minnesota Insured Intermediate Tax Free Fund, for the purpose of the Minnesota alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules or, in the case of Minnesota Insured Intermediate Tax Free Fund, under the Minnesota alternative minimum tax rules, will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which these Funds may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."


Under normal market conditions, the weighted average maturity of the securities held by each of these Funds will range from 3 to 10 years.

Each of these Funds may purchase obligations which are rated (without regard to insurance) no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Each of these Funds also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities will not exceed 10% in the aggregate of the value of the total assets of either of these Funds.


While the assets of each of these Funds ordinarily will be invested in municipal obligations, on occasion either Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, a Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, in periods of adverse markets when a temporary defensive position to protect capital is deemed advisable and practicable, a Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."


Each of these Funds also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax.


Each of these Funds also may (i) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (ii) purchase securities on a when-issued or delayed-delivery basis; (iii) engage in the lending of portfolio securities; and
(iv) invest up to 5% of its net assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."



As a nonfundamental policy, at least 65% of the tax-exempt obligations in the investment portfolio of Minnesota Insured Intermediate Tax Free Fund will consist of: (i) obligations that at all times are fully insured as to the scheduled payment of all installments of interest and principal; and (ii) obligations which have an AAA rating by Standard & Poor's or an Aaa rating by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, where the payment of interest and principal is guaranteed by the United States Government or an agency or instrumentality of the United States Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations guaranteed by the United States Government or its agencies or instrumentalities ("escrow secured bonds" or "defeased bonds"), without having to purchase additional insurance therefor. This policy may not be eliminated except upon 30 days advance notice to shareholders of Minnesota Insured Intermediate Tax Free Fund. In addition, pending the investment or reinvestment of its assets in longer-term tax-exempt obligations, this Fund may invest in short-term tax-exempt obligations, without obtaining insurance, provided such instruments carry an AAA or A-1 rating by Standard & Poor's or an Aaa or SP-1 rating by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Bond insurance does not guarantee the market value of the securities held in this Fund's portfolio. For further information concerning the insurance applicable to this Fund's investments, see "Special Investment Methods -- Insurance for Minnesota Insured Intermediate Tax Free Fund."


The tax-exempt obligations held by Colorado Intermediate Tax Free Fund need not be insured.

RISKS TO CONSIDER

An investment in any of the Funds involves certain risks. These include the following:

INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.


In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities.



Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."


CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.


As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which the Funds invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also are subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.


The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that the Funds can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.


Although the bond insurance carried by Minnesota Insured Intermediate Tax Free Fund is intended to mitigate credit risk, its effectiveness depends on the creditworthiness of the bond insurers. See "Special Investment Methods --Insurance for Minnesota Insured Intermediate Tax Free Fund."



CALL RISK. Many municipal bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that bonds will be called during a period of declining market interest rates so that such refinancings may take place.


If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

STATE AND LOCAL POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by the Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).


Intermediate Tax Free Fund cannot invest 25% or more of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). See "Special Investment Methods -- Investment Restrictions." Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund each will invest primarily in municipal obligations issued by the state and its political subdivisions named in its title. For this reason, the municipal obligations held by these two Funds will be particularly affected by local conditions in those states. A more detailed description of the factors affecting Minnesota and Colorado issuers of municipal obligations is set forth in the Statement of Additional Information.



OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds. In addition, investors in Minnesota Insured Intermediate Tax Free Fund should note that the 1995 Minnesota Legislature enacted a statement of intent specifying certain circumstances under which interest on the Minnesota municipal obligations held by the Fund might become taxable for Minnesota state income tax purposes. See "Income Taxes Minnesota Income Taxation."


MANAGEMENT

The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.

INVESTMENT ADVISER


First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982. As of September 30, 1995, the Adviser was managing accounts with an aggregate value of approximately $29 billion, including mutual fund assets in excess of $7 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.


Each of the Funds has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

PORTFOLIO MANAGERS


RICHARD W. STANLEY is portfolio co-manager for each of the Funds. Dick entered the investment business via investment sales with Smith Barney & Co. in 1958. He then moved to Heritage Investment Advisers as head of fixed income investment in 1973. He joined the Adviser in early 1986 as Vice President and Manager of Fixed Income/Personal Trust. Dick received his master's in business administration degree from Cornell University in 1958 and received his Chartered Financial Analyst certification in 1977.



CHRISTOPHER L. DRAHN is portfolio co-manager for Intermediate Tax Free Fund and Minnesota Insured Intermediate Tax Free Fund. Chris joined the fixed income department of the Adviser in 1985, having previously served in its securities lending and corporate trust areas. He received his master's degree in business administration from the University of Minnesota and is a Chartered Financial Analyst.



TERRY MALTARICH is portfolio co-manager for Colorado Intermediate Tax Free Fund. Terry joined the Adviser in 1994 after 20 years of investment experience with Colorado Capital Advisors (which was combined into the Adviser) and Great West Life Insurance Company. He received his bachelor's degree from Miami University.



CUSTODIAN


The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also controls the Adviser.


As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

ADMINISTRATOR


The administrator for the Funds is SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Administrator, a wholly-owned subsidiary of SEI Corporation, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000 per Fund; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time.


TRANSFER AGENT


DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 210 West 10th Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.



DISTRIBUTOR

SEI Financial Services Company is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI Corporation and is located at 680 East Swedesford Road, Wayne, Pennsylvania 19087. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian or their respective affiliates.

The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. They also may discontinue any payment of such costs at any time.

PURCHASES AND REDEMPTIONS OF SHARES

SHARE PURCHASES AND REDEMPTIONS


Shares of the Funds are sold and redeemed on days on which the New York Stock Exchange is open for business ("Business Days").



Payment for shares can be made only by wire transfer. Wire transfers of federal funds for share purchases should be sent to First Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems:
Account Number 6023458026; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on Federal holidays upon which wire transfers are restricted. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The net asset value per share is calculated as of 3:00 p.m. Central time each Business Day. The Funds reserve the right to reject a purchase order.


The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption orders may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption orders received before 3:00 p.m. Central time, payment will ordinarily be made the same day by transfer of Federal funds, but payment may be made up to 7 days later.

WHAT SHARES COST

Class C Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.


DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Debt obligations exceeding 60 days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.



Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded option held or written by a Fund is its last sales price on the exchange prior to the time when assets are valued, unless the bid price is higher or the asked price is lower, in which event the bid or asked price is used. In the absence of any sales that day, options will be valued at the current closing bid price.


Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution expenses charged to Class A and Class B Shares.

EXCHANGING SECURITIES FOR FUND SHARES

A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

CERTIFICATES AND CONFIRMATIONS

The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

DIVIDENDS AND DISTRIBUTIONS

Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

The amount of dividends payable on Class C Shares generally will be more than the dividends payable on Class A or Class B Shares because of the distribution expenses charged to Class A and Class B Shares.

EXCHANGE PRIVILEGE

Shareholders may exchange Class C Shares of a Fund for currently available Class C Shares of the other FAIF Funds or of other funds in the First American family at net asset value. Exchanges of shares among the FAIF Funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class C Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual beneficiaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.


INCOME TAXES

FEDERAL INCOME TAXATION


Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds qualified during its last fiscal year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and all of the Funds intend to so qualify in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.


Distributions of net interest income from tax-exempt obligations that are designated by each Fund as exempt-interest dividends are excludable from the gross income of the Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.

Distributions paid from other interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. Since none of the Funds' income will consist of dividends from domestic corporations, the dividends-received deduction for corporations will not be applicable to taxable distributions by the Funds. Distributions paid from long-term capital gains (and designated as such) will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. Shareholders not subject to federal income taxation will not be taxed on distributions by a Fund.

Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year.


For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.


Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. Each Fund may invest up to 20% of its total assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax, the environmental tax imposed on corporations under
Section 59A of the Code, and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a bond in a Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from the Funds.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds will not be deductible for federal income purposes.

Information concerning distributions will be mailed to shareholders annually. Shareholders who are subject to federal income tax are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.


MINNESOTA INCOME TAXATION


Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends paid by Minnesota Insured Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the state of Minnesota, its political subdivisions and instrumentalities, is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95 percent or more of the exempt-interest dividends paid by the respective Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. As under federal law, the portion of Social Security benefits subject to Minnesota income tax may be affected by the amount of exempt-interest dividends received by the shareholders. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.



The 1995 Minnesota Legislature has enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Insured Intermediate Tax Free Fund is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Fund would become taxable under this Minnesota statutory provision.

COLORADO INCOME TAXATION

To the extent that dividends paid by Colorado Intermediate Tax Free Fund are derived from interest on tax-exempt obligations issued by the state of Colorado, its political subdivisions and instrumentalities, such dividends will also be exempt from Colorado income taxes for individuals, trusts, estates, and corporations. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Colorado taxable income of individuals, trusts, estates, and corporations, except for dividends directly attributable to interest on obligations of the United States Government. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains under Colorado law. However, Colorado has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses.

Dividends paid by Colorado Intermediate Tax Free Fund that are derived from interest on tax-exempt obligations issued by the state of Colorado, its political subdivisions and instrumentalities (including tax-exempt obligations treated for federal purposes as private activity bonds) will not be treated as items of tax preference for purposes of the alternative minimum tax that Colorado imposes on individuals, trusts and estates.

As under federal law, the portion of Social Security benefits subject to Colorado income tax may be affected by the amount of exempt-interest dividends received by the shareholders.

OTHER STATE AND LOCAL TAXATION


Except to the extent described above under "-- Minnesota Income Taxation" and "-- Colorado Income Taxation," distributions by all the Funds may be subject to state and local taxation even if they are exempt from federal income taxes. Shareholders are urged to consult their own tax advisers regarding state and local taxation.



TAX-EXEMPT VS. TAXABLE INCOME

The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and Minnesota income taxes; and (iii) exempt from both federal and Colorado income taxes, under selected income tax brackets scheduled to be in effect in 1995. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.1%, 36.9%, 41.4%, and 44.7% combined federal/Minnesota rates assume that the investor is subject to an 8.5% marginal Minnesota income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 31.6%, 34.5%, 39.2% and 42.6% combined federal/Colorado rates assume that the investor is subject to a 5% Colorado income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                                                    TAX-EQUIVALENT YIELDS

                                                             COMBINED FEDERAL AND                   COMBINED FEDERAL AND
                      FEDERAL TAX BRACKETS                  MINNESOTA TAX BRACKETS                 COLORADO TAX BRACKETS
TAX-FREE
YIELDS           28%      31%       36%     39.6%    34.1%     36.9%     41.4%     44.7%    31.6%    34.5%     39.2%     42.6%
3.0%           4.17%    4.35%     4.69%     4.97%    4.55%     4.75%     5.12%     5.42%    4.39%    4.58%     4.93%     5.23%
3.5%           4.86%    5.07%     5.47%     5.79%    5.31%     5.55%     5.97%     6.33%    5.12%    5.34%     5.76%     6.10%
4.0%           5.56%    5.80%     6.25%     6.62%    6.07%     6.34%     6.83%     7.23%    5.85%    6.11%     6.58%     6.97%
4.5%           6.25%    6.52%     7.03%     7.45%    6.83%     7.13%     7.68%     8.14%    6.58%    6.87%     7.40%     7.84%
5.0%           6.94%    7.25%     7.81%     8.28%    7.59%     7.92%     8.53%     9.04%    7.31%    7.63%     8.22%     8.71%
5.5%           7.64%    7.97%     8.59%     9.11%    8.35%     8.72%     9.39%     9.95%    8.04%    8.40%     9.05%     9.59%
6.0%           8.33%    8.70%     9.38%     9.93%    9.10%     9.51%    10.24%    10.85%    8.77%    9.16%     9.87%    10.46%
6.5%           9.03%    9.42%    10.16%    10.76%    9.86%    10.30%    11.09%    11.75%    9.50%    9.92%    10.69%    11.32%


FUND SHARES

Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or Class, the shares of that Fund or Class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a Class.

Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


CALCULATION OF PERFORMANCE DATA


From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "tax equivalent yield," its "cumulative total return," its "average annual total return," its "distribution rate" and its "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.



"Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.



"Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.



"Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.



"Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.


The performance of the Class C Shares of a Fund will normally be higher than for the Class A and Class B Shares because Class C Shares are not subject to the sales charges and distribution expenses applicable to Class A and Class B Shares.


In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.



SPECIAL INVESTMENT METHODS

This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS


As described under "Investment Objectives and Policies," each of the Funds invests principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.



MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.


Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

MUNICIPAL LEASES. Each Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.


Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.



In light of these concerns, each Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Adviser may deem relevant. As described below under "-- Investment Restrictions," each Fund is subject to limitations on the percentage of illiquid securities it can hold.


INSURANCE FOR MINNESOTA INSURED INTERMEDIATE TAX FREE FUND


At least 65% of the tax-exempt obligations in the investment portfolio of Minnesota Insured Intermediate Tax Free Fund will consist of insured securities, escrow secured bonds or defeased bonds. The "insured securities" in this Fund's investment portfolio are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of this insurance is to minimize credit risk to this Fund and its shareholders associated with defaults in tax-exempt obligations owned by the Fund. However, insurance does not guarantee the market value of the securities in this Fund's investment portfolio, which will continue to fluctuate in response to changes in market interest rates. See "Investment Objectives and Policies -- Risks to Consider -- Interest Rate Risk." Therefore, the amount received upon redemption of shares of this Fund may be more or less than the original cost of the shares less any applicable sales charge paid in connection with the acquisition of such shares.



Generally, except as noted above, each insured municipal obligation held by Minnesota Insured Intermediate Tax Free Fund will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. "Original Issuance Insurance" is purchased by the issuer of a municipal obligation or by a third party at the time of original issuance of the obligation, while "Secondary Market Insurance" may be purchased by a third party (including Minnesota Insured Intermediate Tax Free Fund) subsequent to the original issuance of a municipal obligation. "Portfolio Insurance" is insurance purchased by Minnesota Insured Intermediate Tax Free Fund to cover municipal obligations while they are held in the Fund's portfolio. Premiums for Portfolio Insurance will be paid from the Fund's assets and will reduce the current yield on its investment portfolio by the amount of the premiums. The Fund's investment manager estimates that annual premiums for Portfolio Insurance would be less than .01% of the Fund's average daily net assets.


Because Portfolio Insurance coverage would terminate upon the sale of an insured security by Minnesota Insured Intermediate Tax Free Fund, this kind of insurance would not have an effect on the resale value of the security. Therefore, the Fund generally will retain any such securities covered only by Portfolio Insurance which are in default or in significant risk of default and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default. Both Original Issue Insurance and Secondary Market Insurance are non-cancelable and continue in force as long as the insured security is outstanding and the applicable insurer remains in business.

Minnesota Insured Intermediate Tax Free Fund may acquire securities that are already covered by Original Issue Insurance or Secondary Market Insurance without having to acquire additional insurance thereon, provided that the claims paying ability of the insurer is rated AAA or SP-1 by Standard & Poor's or Aaa or MIG-1 by Moody's or has been assigned an equivalent rating by another nationally recognized statistical rating organization. One of the purposes of these kinds of insurance is to enable the securities covered thereby to be sold as AAA or Aaa rated insured securities at a market price higher than might be obtained if the securities were not insured. Therefore, these kinds of insurance may be considered to represent an element of the market value of the securities insured. However, the exact effect, if any, on market value cannot be estimated.

Secondary Market Insurance may be purchased by Minnesota Insured Intermediate Tax Free Fund if, in the opinion of the Fund's investment manager, the market value or net proceeds of a sale of the covered security by the Fund would exceed the current value of the security without insurance, plus the cost of the insurance. When the Fund purchases Secondary Market Insurance, the single premium is added to the cost basis of the security and is not considered an item of expense of the Fund. Any excess of a security's market value as an AAA or Aaa rated security over its market value without the insurance, including the single premium cost thereof, would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the security.

The investment policy of this Fund requiring insurance on investments applies only to tax-exempt obligations held by the Fund and will not affect the Fund's ability to hold its assets in cash or to invest in escrow secured and defeased bonds or in certain short-term tax-exempt obligations as described elsewhere herein, or its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis in accordance with the investment policies and restrictions of the Fund.


Minnesota Insured Intermediate Tax Free Fund is authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of AAA or SP-1 from Standard & Poor's or Aaa or MIG-1 from Moody's or an equivalent rating from another nationally recognized statistical rating organization. Such insurers may include AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance, Inc. ("FSA"), or other companies meeting these criteria. For more information concerning Portfolio Insurance, see the Statement of Additional Information.


TEMPORARY TAXABLE INVESTMENTS


Each of the Funds may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities; (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.


REPURCHASE AGREEMENTS


The temporary taxable investments which each Fund may make include repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.


INVERSE FLOATING RATE OBLIGATIONS


Each of the Funds may invest up to 5% of its net assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.


WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed-delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

OPTIONS TRANSACTIONS

Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.


None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.


An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to purchase (in the case of a call option) or sell (in the case of a put option) an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. In order to hedge its portfolio against anticipated changes in interest rates, a Fund might purchase a put option on an interest rate futures contract if interest rates were expected to rise, or might purchase a call option on an interest rate futures contract if rates were expected to decline.

Options on interest rate indices are similar to options on interest rate futures contracts except that, rather than the right to take or make delivery of a specific financial instrument at a specified price, an option on an interest rate index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used in a fashion similar to that of options on interest rate futures contracts to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

The use of options on interest rate futures contracts and on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

PORTFOLIO TRANSACTIONS

Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

PORTFOLIO TURNOVER

Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

INVESTMENT RESTRICTIONS

The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

* None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money.

* None of the Funds will mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

*    None of the Funds will make short sales of securities.

* None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.


* Intermediate Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). None of the Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals;
     (viii) nursing homes; (ix) street development and repair; (x) toll roads;
     (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Intermediate Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.



A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.



As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations. Section 4(2) commercial paper may be determined to be "liquid" under guidelines adopted by the Board of Directors. Rule 144A securities may in the future be determined to be "liquid" under guidelines adopted by the Board of Directors if the current position of certain state securities regulators regarding such securities is modified. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


FIRST AMERICAN INVESTMENT FUNDS, INC.
680 East Swedesford Road
Wayne, Pennsylvania 19087

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
680 East Swedesford Road
Wayne, Pennsylvania 19087

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
680 East Swedesford Road
Wayne, Pennsylvania 19087

TRANSFER AGENT
DST SYSTEMS, INC.
210 West 10th Street
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY P.L.L.P.
220 South Sixth Street
Minneapolis, Minnesota 55402



FAIF-1502 (1/96) I




FIRST AMERICAN INVESTMENT FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 1996

  STOCK FUND                        HEALTH SCIENCES FUND
  EQUITY INDEX FUND                 REAL ESTATE SECURITIES FUND
  BALANCED FUND                     INTERNATIONAL FUND
  ASSET ALLOCATION FUND             LIMITED TERM INCOME FUND
  EQUITY INCOME FUND                INTERMEDIATE TERM INCOME FUND
  DIVERSIFIED GROWTH FUND           FIXED INCOME FUND
  EMERGING GROWTH FUND              INTERMEDIATE GOVERNMENT BOND FUND
  REGIONAL EQUITY FUND              INTERMEDIATE TAX FREE FUND
  SPECIAL EQUITY FUND               MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
  TECHNOLOGY FUND                   COLORADO INTERMEDIATE TAX FREE FUND

        This Statement of Additional Information relates to the Class A, Class B and Class C Shares of the funds named above (the "Funds"), each of which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated January 31, 1996. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of a Prospectus, write or call the Funds' administrator SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, telephone: (800) 637-2548. Please retain this Statement of Additional Information for future reference.


TABLE OF CONTENTS

                                           PAGE
GENERAL INFORMATION                          2

ADDITIONAL INFORMATION CONCERNING
 FUND INVESTMENTS                            3
   Short-Term Investments                    3
   Repurchase Agreements                     3
   When-Issued and Delayed-Delivery
    Transactions                             3
   Lending of Portfolio Securities           4
   Options Transactions                      4
   Futures and Options on Futures            5
   Foreign Securities                        5
   Foreign Currency Transactions             6
   Mortgage-Backed Securities                7
   Debt Obligations Rated Less Than
    Investment Grade                         8
   Special Factors Affecting Minnesota
    Insured Intermediate Tax Free
    Fund                                     9
   Special Factors Affecting Colorado
    Intermediate Tax Free Fund              10
   Insurance for Minnesota Insured
    Intermediate Tax Free Fund              13
   CFTC Information                         14

INVESTMENT RESTRICTIONS                     15

DIRECTORS AND EXECUTIVE OFFICERS            18
   Directors                                18
   Executive Officers                       18
   Compensation                             19

INVESTMENT ADVISORY AND OTHER
 SERVICES                                   20
   Investment Advisory Agreement            20
   Sub-Advisory Agreement for
    International Fund                      21
   Administration Agreement                 22
   Distributor and Distribution Plans       22
   Custodian; Transfer Agent; Counsel;
    Accountants                             24

PORTFOLIO TRANSACTIONS AND ALLOCATION
 OF BROKERAGE                               25

CAPITAL STOCK                               28

NET ASSET VALUE AND PUBLIC OFFERING
 PRICE                                      33

FUND PERFORMANCE                            36
   SEC Standardized Performance Figures     36
   Non-Standard Distribution Rates          39
   Certain Performance Comparisons          41

TAXATION                                    43

RATINGS                                     45

FINANCIAL STATEMENTS                       F-1



                              GENERAL INFORMATION

     First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

     FAIF is organized as a series fund and currently issues its shares in 20 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information relates are named on the cover hereof. These series are referred to in this Statement of Additional Information as the "Funds."

     Shareholders may purchase shares of each Fund through three separate classes, Class A, Class B and Class C, which provide for variations in distribution costs, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A and Class B Shares of the Funds. Except for differences among the classes pertaining to distribution costs, each share of each Fund represents an equal proportionate interest in that Fund. Class A and Class B Shares sometimes are referred to together as the "Retail Class Shares," and Class C Shares sometimes are referred to as the "Institutional Class Shares."

     FAIF has prepared and will provide Prospectuses relating to the Retail Class Shares and Prospectuses relating to the Institutional Class Shares of the Funds. These Prospectuses can be obtained by calling or writing SEI Financial Management Corporation at the address and telephone number set forth on the cover of this Statement of Additional Information. This Statement of Additional Information relates both to the Retail Class Prospectuses and to the Institutional Class Prospectuses for the Funds. It should be read in conjunction with the applicable Prospectus.

     Equity Income Fund and Diversified Growth Fund formerly were series of First American Mutual Funds (previously known as The Boulevard Funds). They became series of FAIF effective January 31, 1995, by means of an asset acquisition transaction. In addition, effective January 31, 1995, Limited Term Income Fund acquired the assets of Managed Income Fund in return for shares of Limited Term Income Fund. Prior to such transaction, Managed Income Fund also was a series of First American Mutual Funds.

     The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

     The investment objectives, policies and restrictions of the Funds are set forth in their respective Prospectuses. Additional information concerning the investments which may be made by the Funds is set forth under this caption. Additional information concerning the Funds' investment restrictions is set forth below under the caption "Investment Restrictions."

SHORT-TERM INVESTMENTS

     Most of the Funds can invest in a variety of short-term instruments which are specified in the respective Prospectuses. A brief description of certain kinds of short-term instruments follows:

     COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings" herein.

     BANKERS ACCEPTANCES. Bankers acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

     VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser or Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements to the extent specified in their respective Prospectuses. The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

     When a Fund agrees to purchase securities on a when-issued or delayed-delivery basis, the Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside securities to satisfy the purchase commitment, and in that case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued or delayed-delivery securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitments to purchase when-issued or delayed-delivery securities will not exceed 25% of the value of its assets.

LENDING OF PORTFOLIO SECURITIES

     When a Fund lends portfolio securities, it must receive 100% collateral as described in the Prospectuses. This collateral must be valued daily by the Adviser or Sub-Adviser and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination by the lending Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

OPTIONS TRANSACTIONS

     OPTIONS ON SECURITIES. To the extent specified in the Prospectuses, Funds may purchase put and call options on securities and may write covered call options on securities which they own or have the right to acquire. A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

     The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     OPTIONS ON STOCK INDICES. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

     OPTIONS ON INTEREST RATE INDICES. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on price movements in the interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

FUTURES AND OPTIONS ON FUTURES

     As discussed in the Prospectuses, certain of the Funds may enter into futures contracts and may purchase options on futures contracts of various types. These investment techniques are designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. The types of futures and options on futures which particular Funds may utilize are described in the applicable Prospectuses.

     At the same time a futures contract is purchased or sold, a Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require a Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations, to cover its performance under such contracts.

     A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. Because of the low margin requirements in the futures markets, they may be subject to market forces, including speculative activity, which do not affect the cash markets. There also is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FOREIGN SECURITIES

     As described in the applicable Prospectuses, under normal market conditions International Fund invests principally in foreign securities, and certain other Funds may invest lesser proportions of their assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

     Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of International Fund is uninvested. In addition, settlement problems could cause International Fund to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

     As described in the applicable Prospectuses, International Fund may engage in a variety of foreign currency transactions in connection with its investment activities. These include forward foreign currency exchange contracts, foreign currency futures, and foreign currency options.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. International Fund will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Fund will comply with applicable Securities and Exchange Commission announcements requiring it to segregate assets to cover the Fund's commitments with respect to such contracts. At the present time, these announcements generally require a fund with a long position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities equal to the purchase price of the contract, and require a fund with a short position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities that, when added to any margin deposit, equal the market value of the currency underlying the forward contract. These requirements will not apply where a forward contract is used in connection with the settlement of investment purchases or sales or where the position has been "covered" by entering into an offsetting position. The Fund generally will not enter into a forward contract with a term longer than one year.

     FOREIGN CURRENCY FUTURES TRANSACTIONS. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of its financial futures transactions, International Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

     FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

     A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect International Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund's gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

MORTGAGE-BACKED SECURITIES

        As described in the applicable Prospectuses, Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund and Balanced Fund also invest in mortgage-backed securities. Each of these Funds will invest only in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as defined and described in those Prospectuses.

     Agency Pass-Through Certificates are issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

     FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FBMA in any other manner.

     FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FBMA in any other manner.

     The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Thus, each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precisions.

     As stated in the applicable Prospectuses, CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For example:

     * In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

     * A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

     * An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

     * As discussed above with respect to Agency Pass-Through Certificates, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

     * A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

     * A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

     As described in the applicable Prospectuses, the "equity securities" in which Equity Income Fund may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated as low as CCC by Standard & Poor's or Caa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." The limitations on investments by Equity Income Fund in less than investment grade convertible debt obligations are set forth in the applicable Prospectuses.

     Purchases of less than investment grade corporate debt obligations generally involve greater risks than purchases of higher rated obligations. Less than investment grade debt obligations are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of such obligations may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

     Yields on less than investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of less than investment grade debt obligations.

     In addition, the secondary trading market for less than investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for Equity Income Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of less than investment grade obligations, especially in a thin secondary trading market.

     Certain risks also are associated with the use of credit ratings as a method for evaluating less than investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of Equity Income Fund's use of less than investment grade convertible debt obligations may be more dependent on the Adviser's own credit analysis than is the case with investment grade obligations.

SPECIAL FACTORS AFFECTING MINNESOTA INSURED INTERMEDIATE TAX FREE FUND

     As described in the Prospectuses relating to Minnesota Insured Intermediate Tax Free Fund, except during temporary defensive periods, this Fund will invest most of its total assets in Minnesota municipal obligations. In addition, Limited Term Tax Free Fund may invest up to 50% of its total assets in obligations of issuers located in Minnesota. These Funds therefore are susceptible to political, economic and regulatory factors affecting issuers of Minnesota municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Minnesota. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Minnesota. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of Minnesota to make payment on such local obligations in the event of default.

     MINNESOTA FISCAL CONDITION. Minnesota's constitutionally prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, Minnesota's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend moneys in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, Minnesota's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if Minnesota's legislature is not in session the Governor is empowered to convene a special session.

     Frequently in recent years, legislation has been required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments. The Minnesota Department of Finance has projected that the State will complete its current biennium June 30, 1997 with a $350 million cash flow account balance plus a $204 million budget reserve. Total General Fund expenditures and transfers for the biennium were projected to be $18.2 billion. State expenditures for education finance (K-12), post-secondary education, and human services in the biennium ending June 30, 1997 are not anticipated to be sufficient to maintain current program levels. Although it is not possible to anticipate economic performance four years into the future, planning estimates (extrapolations) for the biennium ending June 30, 1999 show a substantial General Fund deficit of $812 million, after funding a $350 million cash flow account plus a $204 million budget reserve, if current law is not changed. This indicates the likelihood of additional revenue increases or spending cuts relative to current law. The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts and planning estimates may create additional budgetary pressures.

     State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota. Even with respect to bonds that are revenue obligations of the issuer and not general obligations of Minnesota, there can be no assurance that the fiscal problems referred to above will not adversely affect the market value or marketability of the bonds or the ability of the respective obligors to pay interest on and principal of the bonds.

     MINNESOTA ECONOMY. Minnesota relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system unusually sensitive to economic conditions. In 1993, the structure of Minnesota's economy closely paralleled the structure of the United States economy as a whole. State employment in ten major sectors was distributed in approximately the same proportions as national employment.

     During the period from 1980 to 1990, overall employment growth in Minnesota lagged behind national growth; total employment in Minnesota increased 17.9% while increasing 20.1% nationally. Most of Minnesota's relatively slower growth during this period is associated with declining agricul-tural employment and with the two recessions in the United States economy occurring in the early 1980s which were more severe in Minnesota than nationwide. Minnesota non-farm employment growth generally kept pace with the nation after the end of the 1981-82 recession. Employment data through 1994 indicate the recession which began in July 1990 was less severe in Minnesota than in the national economy. During 1993, 1994 and the first five months of 1995, the State's monthly unemployment rate was generally less than the national unemployment rate, averaging 5.1% in 1993 as compared to the national average of 7.4%, 4.0% in 1994 as compared to the national average of 6.1%, and 3.9% for the first five months of 1995 as compared to the national average of 5.8%.

     Since 1980, Minnesota per capita personal income has been within three percentage points of national per capita personal income. Minnesota per capita income has generally remained above the national average during this period in spite of the early 1980s recessions and some difficult years in agriculture. In 1994, Minnesota per capita income was 103.0% of the national average. During 1993-1994, personal income in Minnesota grew more rapidly than the United States average, with a growth of 8.04% in Minnesota as compared to a United States average of 5.89%. Between 1990 and 1994, Minnesota non-agricultural employment increased 8.5%, compared to a national average of 4.2%.

     Between 1983 and 1994, increases in retail sales in Minnesota averaged 6.4% per year, compounded.

     There can be no assurance that Minnesota's economy and fiscal condition will not materially change in the future or that future difficulties will not occur. Economic difficulties and the resultant impact on state and local government finances may adversely affect the market value of obligations in the portfolio of Minnesota Insured Intermediate Tax Free Fund or the ability of respective obligors to make timely payment of the principal and interest on such obligations.

SPECIAL FACTORS AFFECTING COLORADO INTERMEDIATE TAX FREE FUND

     As described in the Prospectuses relating to Colorado Intermediate Tax Free Fund, except during temporary defensive periods, this Fund will invest most of its total assets in Colorado municipal obligations. Colorado Intermediate Tax Free Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Colorado municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Colorado. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Colorado. It should be noted that the creditworthiness of obligations issued by local Colorado issuers may be unrelated to the creditworthiness of obligations issued by the State of Colorado, and that there is no obligation on the part of Colorado to make payment on such local obligations in the event of default.

     COLORADO FISCAL CONDITION. The Colorado Constitution allocates to the General Assembly legislative responsibility for appropriating State moneys to pay the expenses of State government. The fiscal year of the State is the 12-month period commencing July 1 and ending June 30. During the fiscal year for which appropriations have been made, the General Assembly may increase or decrease appropriations through supplementary appropriations.

     State general fund tax collections for fiscal year 1994-95 increased 6.5% over fiscal year 1993-94 to reach $3,996.3 million. The current estimate for fiscal year 1995-96 is $4,156.5 million, or an increase of 4.0%. State cash funds, which consist of a variety of program revenues, totalled $1,762.9 million for fiscal year 1994-95, and are projected to increase 3.8% for fiscal year 1995-96 to $1,829.9 million.

     The State Constitution requires that expenditures for any fiscal year not exceed revenues for such fiscal year. In addition, Article X, Section 20, of the State Constitution (see "-- State Constitutional Amendment" below) limits increases in expenditures of state general funds and cash revenues from year to year to the sum of State inflation plus the percentage change in population (adjusted for revenue changes approved by voters). Expenditures in fiscal year 1995-96 are limited to an increase of no more than 7.0% over 1994-95 expenditures. The 7.0% increase factor is equal to the sum of 1994 inflation of 4.4% and population growth of 2.6%. Based upon total general fund tax collections and state cash revenues for fiscal year 1994-95 of $5,759.2 million, expenditures for 1995-96 will be limited to $6,162.3 million.

        STATE CONSTITUTIONAL AMENDMENT. Section 20, Article X of the Colorado Constitution ("Amendment One") contains limitations on the ability of "Districts," which are defined as Colorado State and local governments, to increase taxes and issue debt obligations, as well as limitations on spending and revenue generation. The amendment does not apply to "Enterprises," which are defined as government-owned businesses that are authorized to issue their own revenue bonds and that receive under 10% of annual revenues in grants from all state and local governments combined.

     Amendment One limits the ability of Districts to increase taxes by providing that advance voter approval is required for "any new tax, tax rate increase, mill levy above that for the prior year, valuation for assessment ratio increase for a property class, or extension of an expiring tax, or a tax policy change directly causing a net tax revenue gain to any district." An additional limitation is placed on the maximum annual percentage increase in property tax revenue.

     Amendment One also imposes limitations on government borrowing. The amendment provides that Districts must have advance voter approval for the "creation of any multiple-fiscal year direct or indirect district debt or other financial obligation whatsoever without adequate present cash reserves pledged irrevocably and held for payments in all future fiscal years," except for refinancing District bonded debt at a lower interest rate or adding new employees to existing District pension plans. Prior to the adoption of Amendment One, voter approval was generally required only for the creation of general obligation debt.

     Spending limitations applicable to the State and separately to local governments are also included in Amendment One. The amendment provides that the maximum annual percentage change in each local District's Fiscal Year Spending shall equal inflation in the prior calendar year plus annual local growth, adjusted for revenue changes approved by voters after 1991 and certain other allowed adjustments. "Fiscal Year Spending" is defined as all District expenditures and reserve increases except refunds made in the current or next fiscal year, gifts, federal funds, collections for another government, pension contributions by employees and pension fund earnings, reserve transfers or expenditures, damage awards and property sales. If revenue from sources not excluded from Fiscal Year Spending exceeds the spending limit for a fiscal year, Amendment One provides that the excess must be refunded in the next fiscal year unless voters approve a revenue change as an offset.

     Elections required under Amendment One are limited to the State general election (the first Tuesday after the first Monday in November in even numbered years), an election held on the first Tuesday in November in odd numbered years, or the regular biennial election of the local government.

     While it is too early to determine what impacts Amendment One will ultimately have on the financial operations of Colorado state and local governments, the new constraints on budgetary and debt management flexibility may create credit concerns. Furthermore, the language of Amendment One is not clear as to certain matters, including (a) whether property tax rates can be increased without voter approval to support outstanding or refunding general obligation bonds, (b) whether new lease rental bonds and certificates of participation constitute multiple-year financial obligations within the context of the amendment, and (c) the precise definition of exempt Enterprises. A number of Colorado courts have rendered decisions regarding various provisions of Amendment One since its passage. However, there are still many uncertainties as to the appropriate construction of certain provisions of Amendment One. In view of the fact that no appellate court has ruled on Amendment One comprehensively, there can still be no assurrance as to the appropriate construction of certain provisions of Amendment One.

     COLORADO ECONOMY. Since 1960, the Colorado economy has moved generally with the cycles of the national economy, while experiencing greater growth than the national economy during upturns and more gradual declines during downturns. During this period, structural changes have transformed both the United States and the State economies. At the national level, the number of basic industry jobs (mining, manufacturing and construction) declined substantially as a percentage of the total private industry work force -- 44.6% in 1960 to 20.7% in 1994, while at the State level, the number of basic industry jobs declined from 26.5% in 1960 to 17.3% in 1994. The difference in the rate of decline can be attributed to the State's industrial mix, which excludes many industries such as automobile, steel and textile manufacturing that experienced the steepest national declines.

     The sustained economic growth Colorado achieved during the 1960s and 1970s was curtailed by the national recession in 1974 and 1975, reflecting the State's general movement with the United States' economy. The recession produced marked declines in employment and income growth in the State, although at rates lower than the national economy.

     The Colorado economy rebounded strongly in the late 1970s. As a result of energy price increases in 1979 and 1980, job expansion in oil and mineral extraction industries accelerated. Expansion in the oil industry resulted in growth in related services and employment which stimulated, in part, substantial increases in nonresidential construction in the Denver metropolitan area.

     During the second half of 1985, the performance of Colorado's economy was adversely affected primarily because three sectors of the local economy suffered setbacks at the same time. First, the energy sector contracted during each of the preceding five years due, in part, to price decreases of imported oil resulting in less domestic oil production. Domestic exploration, and, in some cases, production, had become unprofitable. This trend was reflected in cutbacks in both oil and gas and mineral extraction industry employment. Second, a major high technology manufacturer (Storage Technology Corporation) laid off nearly 5,000 workers during 1984 and 1985. The high-technology industry generally declined due to overexpansion which produced keen price competition. Third, after years of healthy growth, excess supply in both residential and nonresidential construction sectors decreased employment in the construction sector. In the nonresidential sector, this over-building occurred partially as a result of the downturn in oil industry employment, which reduced demand for office space. In the residential sector, the excess supply of housing resulted from a sharp reduction in in-migration and over-building.

     The Colorado economy began to recover and showed positive signs of growth in 1987, which became more evident in the following years. More recently, the national recession and the restructuring of the defense industry have affected the State economy. However, at the end of 1993, the State economy appeared somewhat healthier than the national economy, based on a number of economic indicators. During 1994, 79,000 new non-agricultural wage and salary jobs were added to the state's economy, representing a state job growth rate of 4.7%, compared to a 2.0% job growth rate nationally during this same period of time. Colorado's job growth is projected at 3.1% during 1995. Colorado's unemployment rate decreased from 5.2% in 1993 to 4.2% in 1994, and is expected to drop as low as 4.0% in 1995. Colorado's 1994 unemployment rate was significantly below the national unemployment rate of 6.1% during the same time period.

     Total personal income in Colorado during 1995 is projected to reach $87.6 billion, an increase of 7.4% compared to 1994. During 1994, total United States personal income was estimated to have increased 6.1%. Preliminary estimates for Colorado personal income predict an annual growth rate of 6.9% for 1996.

     Total population in Colorado increased by 92,300 during 1994, resulting in a growth rate of 2.6%. The preliminary estimate for total population increase for 1995 is 73,200 or 2%.

INSURANCE FOR MINNESOTA INSURED INTERMEDIATE TAX FREE FUND

     Minnesota Insured Fund is authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability of "AAA" (or a short-term rating of "SP-1") from Standard & Poor's or "Aaa" (or a short-term rating of "MIG-1") from Moody's or an equivalent rating from another nationally recognized statistical rating organization. Such insurers may include AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance, Inc. ("FSA"), or other companies meeting the foregoing criteria.

     Any Portfolio Insurance policy obtained by Minnesota Insured Fund would be effective only so long as Minnesota Insured Fund is in existence, the insurer is still in business and the municipal obligations described in the policy continue to be held by Minnesota Insured Fund. In the event of a sale of any municipal obligation by Minnesota Insured Fund or payment thereof prior to maturity, a Portfolio Insurance policy would terminate as to such municipal obligation on the settlement date of the sale or the redemption date.

     Under a Portfolio Insurance policy, the insurer would unconditionally guarantee to Minnesota Insured Fund the timely payment of principal and interest on the municipal obligations as such payments become due but are not paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due and there had not been any such acceleration. Such a policy would not insure against loss of any prepayment premium that may at any time be payable with respect to any municipal obligation. It also would not insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of municipal obligations upon tender by an owner thereof; or (iv) any preference relating to (i) through (iii) above. It also would not insure against nonpayment of principal of or interest on the municipal obligations resulting from the insolvency, negligence or any other act or omission of the paying agent for the municipal obligations.

     AMBAC is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets (unaudited) of approximately $2.230 billion and statutory capital (unaudited) of approximately $1.260 billion as of June 30, 1995. Statutory capital consists of AMBAC's statutory contingency reserve and policyholders' surplus. Copies of AMBAC's financial statements prepared in accordance with statutory accounting standards are available from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004.

     MBIA is a limited liability corporation domiciled in the State of New York and licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico. As of June 30, 1995, MBIA had admitted assets of $3.6 billion (unaudited), total liabilities of $2.4 billion (unaudited) and total capital and surplus of $1.2 billion (unaudited) determined in accordance with statutory accounting principles prescribed or permitted by insurance regulatory authorities. Copies of MBIA's year end financial statements are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504.

     FGIC is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of June 30, 1995, the total capital and surplus of FGIC was approximately $871.8 million. FGIC prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to FGIC at 115 Broadway, New York, New York 10006, Attention: Communications Department.

     FSA is a monoline insurance company incorporated under the laws of the State of New York. FSA is licensed directly or through its subsidiaries to engage in financial guaranty insurance business in all 50 states, the District of Columbia, Puerto Rico and the United Kingdom. As of September 30, 1995 the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of FSA and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $495.0 million (unaudited) and $250.5 million (unaudited), and the total shareholders' equity and total unearned premium reserve, respectively, of FSA and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $590.5 million (unaudited) and $206.0 million (unaudited). The principal executive offices of FSA are located at 350 Park Avenue, New York, New York 10022.

     The information relating to AMBAC, MBIA, FGIC and FSA set forth above has been obtained from publicly available sources. No representation is made as to the accuracy or adequacy of such information.

CFTC INFORMATION

     The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in any commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.

                            INVESTMENT RESTRICTIONS

     In addition to the investment objectives and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Fund Investments" above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 9 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

     None of the Funds will:

     1. Except for Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, and Colorado Intermediate Tax Free Fund (collectively, the "Tax Free Funds") and for Technology Fund and Health Sciences Fund, invest in any securities if, as a result, 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in any one industry, except that Real Estate Securities Fund will invest without restriction in issuers principally engaged in the real estate industry. Intermediate Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment of the location of the project or facility which may be the subject of the obligation). None of the Tax Free Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal;
          (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair;
          (x) toll roads; (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Intermediate Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it it anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

     2. Issue any senior securities (as defined in the 1940 Act), other than as set forth in restriction number 3 below and except to the extent that using options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.

     3. Borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets, except for Asset Allocation Fund, which may borrow in amounts not to exceed 33-1/3% of its total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. (As a non-fundamental policy, no Fund will make additional investments while its borrowings exceed 5% of total assets.)

     4. Mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing.

     5.   Make short sales of securities.

     6. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Growth Fund, Technology Fund, and International Fund, as may be necessary to make margin payments in connection with foreign currency futures and other derivative transactions.

     7. Purchase or sell physical commodities (including, by way of example and not by way of limitation, grains, oilseeds, livestock, meat, food, fiber, metals, petroleum, petroleum-based products or natural gas) or futures or options contracts with respect to physical commodities. This restriction whall not restrict any Fund from purchasing or selling any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices) or any security which is collateralized or otherwise backed by physical commodities.

     8. Purchase or sell real estate or real estate mortgage loans, except that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in or hold real estate or interests therein, and except that Intermediate Government Bond Fund, Intermediate Tax Free Fund, Fixed Income Fund, Intermediate Term Income Fund, Limited Term Income Fund, Balanced Fund, Asset Allocation Fund, Minnesota Insured Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Emerging Growth Fund, Technology Fund, Health Sciences Fund, Real Estate Securities Fund, and International Fund may invest in mortgage-backed securities.

     9. Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed to be an underwriter, under Federal securities laws, in connection with the disposition of portfolio securities.

     The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without shareholder vote. None of the Funds will:

     10. Invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.

     11. Invest in any securities, if as a result more than 5% of the value of its total assets is invested in the securities of any issuers (other than, in the case of Real Estate Securities Fund, publicly traded real estate investment trusts) which, with their predecessors, have a record of less than three years continuous operation. (Securities of any of such issuers will not be deemed to fall within this limitation if they are guraranteed by an entity which has been in continuous operation for more than three years.)

     12.  Invest for the purpose of exercising control or management.

     13. Purchase or sell real estate limited partnership interests (other than, in the case of Real Estate Securities Fund, publicly traded real estate limited partnership interests), or oil, gas or other mineral leases, rights or royalty contracts, except that the Funds may purchase or sell securities of companies which invest in or hold the foregoing.

     14. Purchase securities of any other registered investment company (as defined in the 1940 Act), except, subject to 1940 Act limitations, (a) the Tax Free Funds may purchase shares of open-end investment companies investing primarily in municipal obligations with remaining maturities of 13 months or less; (b) International Fund may purchase shares of open-end investment companies which invest in permitted investments for such Fund; (c) each of Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Regional Equity Fund, Special Equity Fund, Technology Fund, Health Sciences Fund, Real Estate Securities Fund, and International Fund may, as part of its investment in cash items, invest in securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less; and (d) all Funds may purchase securities as part of a merger, consolidation, reorganization or acquisition of assets. Further, so long as its shares are registered for sale in the state of California, Intermediate Tax Free Fund will invest in securities of other open-end investment companies primarily for the purpose of investing short-term cash on a temporary basis; in addition, the Fund will waive its advisory fee on any portion of its assets invested in other open-end investment companies.

     15. Lend any of their assets, except portfolio securities representing up to one-third of the value of their total assets.

     16. Invest in foreign securities, except that (a) Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund each may invest up to 15% of its total assets in foreign securities payable in United States Dollars; (b) Stock Fund, Balanced Fund, Equity Income Fund, Diversified Growth Fund, Emerging Growth Fund, Special Equity Fund, Technology Fund, and Health Sciences Fund each may invest may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts; and (c) International Fund may invest in foreign securities without limitation.

     17. Except for International Fund, invest in warrants; provided, that the other Funds except for the Tax Free Funds may invest in warrants in an amount not exceeding 5% of a Fund's net assets. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

     For determining compliance with its investment restriction relating to industry concentration, each Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Adviser. For example, an asset-backed security known as "Money Store 94D A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies -- Automobile. Similarly, an asset-backed security known as "Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks -- Automobile. Thus, an issuer or sponsor may be included in more than one "industry" classification, as may a particular type of collateral.

                        DIRECTORS AND EXECUTIVE OFFICERS

     The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. Mr. Eastman is an "interested director" (as that term is defined in the 1940 Act) of FAIF.

DIRECTORS

     Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAIF since September 1994 and of First American Funds, Inc. ("FAF") since December 1994; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office).

     Welles B. Eastman, 998 Shady Lane, Wayzata, Minnesota 55391: Director of FAF since January 1990 and of FAIF since April 1991; Chairman of the Board of Directors of Annandale State Bank, Annandale, Minnesota; Vice President of the Adviser from 1968 and Vice President of the Institutional Trust Group of First Trust National Association from 1986 until his retirement in December 1988 from such positions.

     Irving D. Fish, 901 Marquette, Suite 3200, Minneapolis, Minnesota 55402:
Director of FAF since 1984 and of FAIF since April 1991; Partner and Chief Financial Officer of Fallon McElligott, Inc., a Minneapolis-based advertising agency.

     Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAIF and FAF since November 1993; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation from 1983 to October 1992.

     Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991; Chairman of FAF's and FAIF's Boards since 1992; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc. since 1992; attorney-at-law.

     Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987 and of FAF since April 1991; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company.

     Gae B. Veit, P.O. Box 6, Loretto, Minnesota 55357: Director of FAIF and FAF since December 7, 1993; owner and CEO of Shingobee Builders, Inc., a general contractor.

EXECUTIVE OFFICERS

     David Lee, SEI Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087: President of FAIF and FAF since April 1994; Senior Vice President and Assistant Secretary of FAF and FAIF beginning June 1, 1993; Senior Vice President of SEI Financial Services Company (the "Distributor") since 1991; President, GW Sierra Trust Funds prior to 1991.

     Carmen V. Romeo, SEI Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087: Treasurer and Assistant Secretary of FAIF and FAF beginning November 1992; Director, Executive Vice President, Chief Financial Officer and Treasurer of SEI Corporation ("SEI"), SEI Financial Management Corporation (the "Administrator") and the Distributor since 1981.

     Kevin P. Robins, SEI Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087: Vice President and Assistant Secretary of FAIF and FAF since April 1994; Vice President, Assistant Secretary and General Counsel of the Administrator and the Distributor.

     Kathryn Stanton, SEI Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087: Vice President and Assistant Secretary of FAIF and FAF since April 1994; Vice President and Assistant Secretary of the Administrator and the Distributor since April 1994; Associate, Morgan, Lewis & Bockius, from 1989 to 1994.

     Sandra K. Orlow, SEI Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087: Vice President and Assistant Secretary of FAIF and FAF since 1992; Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

     Robert B. Carroll, SEI Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087: Vice President and Assistant Secretary of FAIF and FAF since September 1994; Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1994; Division of Investment Management, United States Securities and Exchange Commission, from 1990 to 1994; Associate, McGuire, Woods, Brattle & Boothe, before 1990.

     Stephen G. Meyer, SEI Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087: Controller of FAIF and FAF since March 1995; Director of Internal Audit and Risk Management of SEI from 1992 to 1995; Senior Associate, Coopers & Lybrand, from 1990 to 1992.

     Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402:
Secretary of FAIF since April 1991 and of FAF since 1981; Partner, Dorsey & Whitney P.L.L.P., a Minneapolis-based law firm and general counsel of FAIF and FAF.

COMPENSATION

     The First American Family of Funds, which includes FAIF and FAF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds a fee of $8,400 per year plus $1,400 ($2,800 in the case of the Chairman) per meeting of the Board attended and $400 per committee meeting attended and reimburses travel expenses of directors and officers to attend Board meetings. Legal fees and expenses are also paid to Dorsey & Whitney P.L.L.P., the law firm of which Michael J. Radmer, secretary of FAIF and FAF, is a partner. The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF and FAF collectively (column 5) during the fiscal year ended September 30, 1995. No executive officer or affiliated person of FAIF had aggregate compensation from FAIF in excess of $60,000 during such fiscal year:

              (1)                      (2)                 (3)                 (4)                   (5)
                                                                                              Total Compensation
                                    Aggregate     Pension or Retirement      Estimated       From Registrant and
            Name of               Compensation     Benefits Accrued as    Annual Benefits       Fund Complex
       Person, Position          From Registrant  Part of Fund Expenses   Upon Retirement     Paid to Directors

Robert J. Dayton, Director            $ 4,784             -0-                   -0-                $14,800

Welles B. Eastman, Director           $ 5,371             -0-                   -0-                $17,000

Irving D. Fish, Director              $ 4,976             -0-                   -0-                $15,800

Leonard W. Kedrowski, Director        $ 5,371             -0-                   -0-                $17,000

Joseph D. Strauss, Director           $11,615             -0-                   -0-                $35,600

Virginia L. Stringer, Director        $ 5,501             -0-                   -0-                $17,400

Gae B. Veit, Director                 $ 5,106             -0-                   -0-                $16,200


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

     First Bank National Association (the "Adviser"), 601 Second Avenue South, Minneapolis, Minnesota 55480, serves as the investment adviser and manager of the Funds through its First Asset Management group. The Adviser is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Adviser is a subsidiary of First Bank System, Inc. ("FBS"), 601 Second Avenue South, Minneapolis, Minnesota 55480, which is a regional bank holding company headquartered in Minneapolis, Minnesota. FBS is comprised of 9 banks and several trust and nonbank subsidiaries, with 220 offices primarily in Minnesota, Colorado, Illinois, Montana, North Dakota, South Dakota and Wisconsin. Through its subsidiaries, FBS provides commercial and agricultural finance, consumer banking, trust, capital markets, cash management, investment management, data processing, leasing, mortgage banking and brokerage services.

     Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement"), the Funds engage the Adviser to act as investment adviser for and to manage the investment of the assets of the Funds. Each Fund other than International Fund pays the Adviser monthly fees calculated on an annual basis equal to 0.70% of of its average daily net assets. International Fund pays the Adviser monthly fees calculated on an annual basis equal to 1.25% of of its average daily net assets.

     Prior to August 1994, the Advisory Agreement provided for Intermediate Government Bond Fund, Intermediate Tax Free Fund and Fixed Income Fund to pay an advisory fee calculated on an annual basis as a percentage of average daily net assets of 0.50% on the first $100 million of net assets, 0.40% on the next $150 million of net assets and 0.30% on net assets of over $250 million, and for Stock Fund and Special Equity Fund to pay an advisory fee calculated on such basis of 0.70% on the first $100 of net assets, 0.60% on the next $150 million of net assets, 0.50% on the next $250 million of net assets and 0.40% on net assets of over $500 million. Prior to March 28, 1994, Diversified Growth Fund and Equity Income Fund were advised by Boulevard Bank National Association pursuant to an investment advisory agreement which provided for such Funds to pay annual advisory fees equal to 0.75% of their respective average daily net assets.

     The Advisory Agreement requires the Adviser to provide FAIF with all necessary office space, personnel and facilities necessary and incident to the Adviser's performance of its services thereunder. The Adviser is responsible for the payment of all compensation to personnel of FAIF and the officers and directors of FAIF, if any, who are affiliated with the Adviser or any of its affiliates. The Advisory Agreement provides that each Fund will be reimbursed by the Adviser, in an amount not in excess of the advisory fees payable by such Fund, for excess fund expenses as may be required by the laws of certain states in which the Fund's shares may be offered for sale. As of the date of this Statement of Additional Information, the most restrictive state limitation in effect requires that "aggregate annual expenses" (which include the investment advisory fee and other operating expenses but exclude interest, taxes, brokerage commissions, Rule 12b-1 fees and certain other expenses) shall not exceed 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1-1/2% of the remaining average net assets of a Fund for any fiscal year.

     In addition to the investment advisory fee, each Fund pays all its expenses that are not expressly assumed by the Adviser or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

     The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 1993 (for all Funds other than Equity Income Fund and Diversified Growth Fund, whose first fiscal year ended November 30, 1993, and subsequently changed to September 30), September 30, 1994, and September 30, 1995:

                                    YEAR ENDED                 YEAR ENDED                    YEAR ENDED
                                SEPTEMBER 30, 1993          SEPTEMBER 30, 1994           SEPTEMBER 30, 1995
                           ADVISORY FEE   ADVISORY FEE  ADVISORY FEE  ADVISORY FEE   ADVISORY FEE  ADVISORY FEE
                          BEFORE WAIVERS AFTER WAIVERS BEFORE WAIVERS AFTER WAIVERS BEFORE WAIVERS AFTER WAIVERS

Stock Fund                     $616,128    $ 378,696     $  925,957    $ 629,919     $1,704,596    $1,377,513
Equity Index Fund               670,126       35,467      1,076,404      108,274      1,276,975       223,149
Balanced Fund                   470,319      285,727        888,066      559,105      1,174,571       959,016
Asset Allocation Fund           304,187      185,599        374,173      214,891        299,411       210,895
Equity Income Fund              180,729       60,243        141,151       44,517        289,812       165,042
Diversified Growth Fund         205,299      100,976        169,473       72,518        574,300       367,357
Emerging Growth Fund                  *            *         13,599        4,028        153,171        76,396
Regional Equity Fund            250,580      165,919        579,368      398,939        994,725       870,505
Special Equity Fund             380,240      247,718        737,795      515,305      1,240,586     1,158,848
Technology Fund                       *            *         11,299        4,118        121,419        51,186
Health Sciences Fund                  *            *              *            *              *             *
Real Estate Securities Fund           *            *              *            *          8,078             0
International Fund                    *            *        187,599      147,778        868,706       824,596
Limited Term Income Fund        697,257      292,743        673,117      303,024        748,504       379,177
Intermediate Term Income
 Fund                           321,613      170,703        444,603      193,338        572,967       393,264
Fixed Income Fund               188,427      123,243        338,471      201,828      1,394,513       945,687
Intermediate Government
 Bond Fund                        9,422       (8,730)        36,960       (3,017)       565,522       367,513
Intermediate Tax Free Fund        8,249      (10,393)        19,253       (5,438)       205,854        93,837
Minnesota Insured Inter-
 mediate Tax Free Fund                *            *         42,710       17,871        377,450       227,989
Colorado Intermediate Tax
 Free Fund                            *            *          6,400        4,762        284,161       158,606


*    Fund was not in operation during this fiscal year.

SUB-ADVISORY AGREEMENT FOR INTERNATIONAL FUND

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, is Sub-Adviser for International Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Adviser, a privately-held company, was founded in 1986 by David F. Marvin and Stanley Palmer. The Sub-Adviser is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At September 30, 1995, the Sub-Adviser managed a total of $3.1 billion in investments for 55 institutional investors. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the investment and reinvestment of International Fund's assets and the placement of brokerage transactions in connection therewith. Under the Sub-Advisory Agreement, the Sub-Adviser is required, among other things, to report to the Adviser or the Board regularly at such times and in such detail as the Adviser or the Board may from time to time request in order to permit the Adviser and the Board to determine the adherence of International Fund to its investment objectives, policies and restrictions. The Sub-Advisory Agreement also requires the Sub-Adviser to provide all office space, personnel and facilities necessary and incident to the Sub-Adviser's performance of its services under the Sub-Advisory Agreement. The Sub-Adviser also acts as sub-adviser to Evergreen Emerging Markets Growth Equity Fund and Conestoga International Equity Fund.

     For its services under the Sub-Advisory Agreement, the Sub-Adviser is paid a monthly fee by the Adviser calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net asets, 0.70% of the second $100 million of International Fund's average daily net assets, 0.65% of the third $100 million of International Fund's average daily net assets, and 0.60% of International Fund's average daily net assets in excess of $300 million.

ADMINISTRATION AGREEMENT

     SEI Financial Management Corporation (the "Administrator") serves as administrator for the Funds pursuant to an Administration Agreement between it and the Funds. The Administrator is a wholly-owned subsidiary of SEI Corporation, which also owns the Funds' distributor. See "-- Distributor and Distribution Plans" below. Under the Administration Agreement, the Administrator provides administrative personnel and services to the Funds for a fee as described in the Funds' Prospectuses. These services include, among others, regulatory reporting, fund and portfolio accounting, shareholder reporting services, and compliance monitering services. Prior to June 10, 1994, Federated Administrative Services served as administrator for Diversified Growth Fund and Equity Income Fund.

     The following table sets forth total administrative fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1993 (for all Funds other than Equity Income Fund and Diversified Growth Fund, whose first fiscal year ended November 30, 1993, and subsequently changed to September 30), September 30, 1994, and September 30, 1995:

                                            YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          SEPT. 30, 1993 SEPT. 30, 1994 SEPT. 30, 1995

Stock Fund                                      $178,934    $ 251,561     $294,658
Equity Index Fund                                191,465      268,851      225,545
Balanced Fund                                    134,377      237,891      200,402
Asset Allocation Fund                             86,911       96,642       55,478
Equity Income Fund                                20,937        9,212       55,267
Diversified Growth Fund                           22,788        2,204      101,760
Emerging Growth Fund                                   *       (3,515)      50,000
Regional Equity Fund                              71,594      154,447      168,525
Special Equity Fund                              108,640      198,455      210,800
Technology Fund                                        *       (5,962)      50,000
Health Sciences Fund                                   *            *            *
Real Estate Securities Fund                            *            *       12,603
International Fund                                     *       26,814       89,791
Limited Term Income Fund                         199,216      175,230      126,380
Intermediate Term Income Fund                     91,889      114,428       98,013
Fixed Income Fund                                 75,371      110,363      233,555
Intermediate Government Bond Fund                  3,769       11,943      100,551
Intermediate Tax Free Fund                         3,300        9,527       50,199
Minnesota Insured Intermediate Tax Free Fund           *       (2,482)      68,304
Colorado Intermediate Tax Free Fund                    *      (11,236)      56,486


*    Fund was not in operation during this fiscal year.

DISTRIBUTOR AND DISTRIBUTION PLANS

     SEI Financial Services Company (the "Distributor") serves as the distributor for the Class A, Class B and Class C Shares of each Fund. The Administrator is a wholly-owned subsidiary of SEI Corporation, which also owns the Funds' Administrator. See "-- Administration Agreement" above.

     The Distributor serves as distributor for the Class A and Class C Shares pursuant to a Distribution Agreement dated February 10, 1994 (the "Class A/Class C Distribution Agreement") between itself and the Funds, and as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated August 1, 1994, as amended September 14, 1994 (the "Class B Distribution and Service Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

     Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The Distribution Agreements provide that shares of the Funds are distributed through the Distributor and, with respect to Class A and Class B Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

     The Distributor receives no compensation for distribution of the Class C Shares. With respect to the Class A Shares, the Distributor receives all of the front-end sales charges paid upon purchase of the Funds' shares except for a portion (as disclosed in the Prospectuses) which may be re-allowed to Participating Institutions. The Distributor also receives any contingent deferred sales charges paid with respect so sales of Class A Shares with respect to which front-end sales charges were waived, as described in the Prospectuses. The Class A Shares of each Fund also pay a distribution fee to the Distributor monthly at the annual rate of 0.25% of each Fund's Class A average daily net assets, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to the Class A Shares.

     The Class B Shares of each Fund pay to the Distributor a sales support fee at an annual rate of 0.75% of the average daily net assets of the Class B Shares of such Fund, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to the Class B Shares. This fee is calculated and paid each month based on average daily net assets of Class B of each Fund for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for personal, ongoing service and/or maintenance of shareholder accounts with respect to the Class B Shares of a Fund. Although Class B Shares are sold without a front-end sales charge, the Distributor pays a total of 4.25% of the amount invested (including a pre-paid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The servicing fee payable under the Class B Service Plan is prepaid as described above.

     The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Plans of Distribution or in any agreement related to such Plans.

     FAIF has adopted Plans of Distribution with respect to the Class A and Class B Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A and Class B Shares. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The Class B Plan authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B Shares, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Adviser, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A and Class B Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Adviser at any time.

     The following table sets forth (1) the total distribution fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1993 (for all Funds other than Equity Income Fund and Diversified Growth Fund, whose first fiscal year ended November 30, 1993, and subsequently changed to September
30), September 30, 1994, and September 30, 1995, with respect to the Class A Shares of the Funds, and (2) the total distribution fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1994, and September 30, 1995, with respect to the Class B Shares of the Funds. As noted above, no distribution fees are paid with respect to Class C Shares of the Funds.

                                        YEAR ENDED      YEAR ENDED           YEAR ENDED
                                     SEPT. 30, 1993   SEPT. 30, 1994     SEPT. 30, 1995
                                         CLASS A    CLASS A   CLASS B  CLASS A   CLASS B
                                         SHARES     SHARES    SHARES   SHARES    SHARES

Stock Fund                                 $     0    $4,910    $204    $20,690    $24,481
Equity Index Fund                                0       466      13      2,789      3,291
Balanced Fund                                    0     8,099     140     28,075     11,450
Asset Allocation Fund                            0       470       9      1,533      2,220
Equity Income Fund                               0         0       1      3,108      3,382
Diversified Growth Fund                          0         0      11      3,503      2,020
Emerging Growth Fund                             *         0      16        331        965
Regional Equity Fund                             0     5,763      81     21,635     22,185
Special Equity Fund                              0     4,077     177     18,403     23,203
Technology Fund                                  *         0       2        960      4,739
Health Sciences Fund                             *         *       *          *          *
Real Estate Securities Fund                      *         *       *          0          0
International Fund                               *         0      16      1,099      1,229
Limited Term Income Fund                         0         0       1          0          *
Intermediate Term Income Fund                    0         0       *          0          *
Fixed Income Fund                                0         0      59     11,797     24,078
Intermediate Government Bond Fund                0         0       *          0          *
Intermediate Tax Free Fund                       0         0       *          0          *
Minnesota Insured Intermediate Tax Free Fund     *         0       *          0          *
Colorado Intermediate Tax Free Fund              *         0       *          0          *


*    Fund or class was not in operation during this fiscal year.

     For the fiscal years ended September 30, 1993, September 30, 1994, and September 30, 1995, the Distributor received $135,334, $701,251, and $56,437, respectively, in sales charges.

CUSTODIAN; TRANSFER AGENT; COUNSEL; ACCOUNTANTS

     The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of First Bank System, Inc., which also owns the Adviser.

     The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash is held by the Custodian or, as described in the Prospectuses for International Fund, by a sub-custodian with respect to such Fund. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

     As compensation for its services to Stock Fund, Equity Index Fund, Balanced Fund, Asset Allocation Fund, Regional Equity Fund, Special Equity Fund, Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, Intermediate Government Bond Fund and Mortgage Securities Fund, the Custodian is paid the following fees: (a) an annual administration fee of $750 per Fund; (b) an issue held fee, computed as of the end of each month, at the annual rate of $30 per securities issue held by each Fund; (c) transaction fees, consisting of (i) a securities buy/sell/maturity fee of $15 per each such transaction, and (ii) a payment received fee of $12 for each principal pay down payment received on collateralized mortgage pass-through instruments; (d) a wire transfer fee of $10 per transaction; (e) a cash management fee, for "sweeping" cash into overnight investments, at an annual rate of 0.25% of the amounts so invested; and (f) a remittance fee, for payment of each Fund's expenses, of $3.50 per each check drawn for such remittances. With respect to the remaining Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.03% (0.25% in the case of International Fund) of such Fund's average daily net assets. Sub-custodian fees with respect to International Fund are paid by the Custodian out of its fees from such Fund. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

     DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105, is transfer agent and dividend disbursing agent for the shares of the Funds.

     Dorsey & Whitney P.L.L.P., 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent General Counsel for the Funds.

     KPMG Peat Marwick LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acts as the Funds' independent auditors, providing audit services including audits of the annual financial statements and assistance and consultation in connection with SEC filings.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Decisions with respect to placement of the Funds' portfolio transactions are made by the Adviser or, in the case of International Fund, the Sub-Adviser. The Funds' policy is to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. The Adviser or Sub-Adviser may, however, select a broker or dealer to effect a particular transaction without communicating with all brokers or dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Adviser or Sub-Adviser to accept a particular price for a security because the price offered by the broker or dealer meets guidelines for profit, yield or both. Many of the portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis are made without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds deal with market makers unless it appears that better price and execution are available elsewhere.

     While the Adviser does not deem it practicable and in the Funds' best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given by the Adviser to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers. The following table sets forth the aggregate brokerage commissions paid by each of the Funds during the fiscal years ended September 30, 1993 (for all Funds other than Equity Income Fund and Diversified Growth Fund, whose first fiscal year ended November 30, 1993, and subsequently changed to September 30), September 30, 1994, and September 30, 1995:

                                   YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 SEPT. 30, 1993  SEPT. 30, 1994  SEPT, 30, 1995

Stock Fund                             $161,188     $261,742       $549,774
Equity Index Fund                        55,884       69,675         48,310
Balanced Fund                            71,478      118,715        187,224
Asset Allocation Fund                    26,046       27,388         26,353
Equity Income Fund                                    34,709         24,246
Diversified Growth Fund                               67,325         82,987
Emerging Growth Fund                          *        3,563         20,076
Regional Equity Fund                     18,744       69,403        102,861
Special Equity Fund                     267,314      438,181        545,209
Technology Fund                               *        5,791         21,126
Health Sciences Fund                          *            *              *
Real Estate Securities Fund                   *            *         16,261
International Fund                            *      190,085        405,632
Limited Term Income Fund                      0            0              0
Intermediate Term Income Fund                 0            0              0
Fixed Income Fund                             0            0              0
Intermediate Government Bond Fund             0            0              0
Intermediate Tax Free Fund                  100            0              0
Minnesota Insured Intermediate Tax
 Free Fund                                    *            0              0
Colorado Intermediate Tax Free Fund           *            0              0


*    Fund was not in operation during this fiscal year.

     It is expected that International Fund will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.

     Foreign equity securities may be held in the form of American Depotitary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generaly traded in the over-the-counter markets.

     Subject to the policy of seeking favorable price and execution for the transaction size and risk involved, in selecting brokers and dealers other than the Distributor and determining commissions paid to them, the Adviser and, in the case of International Fund, the Sub-Adviser may consider ability to provide supplemental performance, statistical and other research information as well as computer hardware and software for research purpose for consideration, analysis and evaluation by the staff of the Adviser or Sub-Adviser. In accordance with this policy, the Funds do not execute brokerage transactions solely on the basis of the lowest commission rateavailable for a particular transaction. Subject to the requirements of favorable price and efficient execution, placement of orders by securities firms for the purchase of shares of the Funds may be taken into account as a factor in the allocation of portfolio transactions.

     Research services that may be received by the Adviser or Sub-Adviser would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. The research services may allow the Adviser or Sub-Adviser to supplement its own investment research activities and enable the Adviser or Sub-Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with brokers and dealers who furnish research services, the Adviser or Sub-Adviser would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. Research services furnished by brokers and dealers used by the Funds for portfolio transactions may be utilized by the Adviser or Sub-Adviser in connection with investment services for other accounts and, likewise, research services provided by brokers and dealers used for transactions of other accounts may be utilized by the Adviser or Sub-Adviser in performing services for the Funds. The Adviser and Sub-Adviser determine the reasonableness of the commissions paid in relation to their view of the value of the brokerage and research services provided, considered in terms of the particular transactions and their overall responsibilities with respect to all accounts as to which they exercise investment discretion.

     The Adviser and Sub-Adviser have not entered into any formal or informal agreements with any broker or dealer, and do not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Adviser or Sub-Adviser, except as noted below. The Adviser and Sub-Adviser may, from time to time, maintain an informal list of brokers and dealers that will be used as a general guide in the placement of Fund business in order to encourage certain brokers and dealers to provide the Adviser and Sub-Adviser with research services, which the Adviser or Sub-Adviser anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of brokers and dealers (discussed above) had been met, and, accordingly, substantial deviations from the list could occur. The Adviser or Sub-Adviser would authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Adviser or Sub-Adviser determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser or Sub-Adviser with respect to the Funds.

     The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Adviser or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

     When two or more clients of the Adviser or Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Adviser or Sub-Adviser to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

                                 CAPITAL STOCK

     As of October 31, 1995, the directors and officers of FAIF as a group owned less than one percent of each class of each Fund's outstanding shares. Health Sciences Fund was not in operation as of October 31, 1995. As of that date, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds.


                                                             PERCENTAGE OF OUTSTANDING SHARES
                                                             CLASS A      CLASS B     CLASS C
STOCK FUND
        Var & Co.                                                                     72.71%
        P.O. Box 64482
        St. Paul, MN 55164

        Diamond Retirement Plan                                                       23.78%
        180 East Fifth Street
        St. Paul, MN 55101

EQUITY INDEX FUND
        Var & Co.                                                                     95.91%
        P.O. Box 64482
        St. Paul, MN 55164

        Patricia R. Lund 1994 Unitrust                          6.54%
        1450 West Lake Street
        Minneapolis, MN 55408

        Arlene F. Mathews                                       5.62%
        1610 Winnie
        Helena, MT 59601

        Southwest Securities Inc. FBO Peter and Terry Caserta                13.80%
        1201 Elm Street, Suite 4300
        Dallas, TX 75270

        Shirley A. Johnson                                                   12.58%
        1260 Deer Pond Trail
        White Bear Lake, MN 55110

BALANCED FUND
        None

ASSET ALLOCATION FUND
        Var & Co.                                                                     87.39%
        P.O. Box 64482
        St. Paul, MN 55164

        Diamond Retirement Plan                                                       12.01%
        180 East Fifth Street
        St. Paul, MN 55101

        First Bank NA Custodian of William B. Harlan IRA        7.27%
        130 Fontana Court
        Lady Lake, FL 32159

        First Bank NA Custodian of Peter Schifano IRA           7.60%
        21005 George Hunt Circle, Unite 1119
        Waukesha, WI 53186

EQUITY INCOME FUND
        Var & Co.                                                                     99.78%
        P.O. Box 64482
        St. Paul, MN 55164

        Kenmar B. Jauss and William C. Jauss                    7.81%
        246 Maple Avenue
        Wilmette, IL 60091

        First Bank NA Custodian of Russell C. Eidal IRA                       7.69%
        305 Cherry Hills Way
        Colorado Springs, CO 80921

        William F. Arndt                                                      7.29%
        1665 Oakton Place, Unit 514
        Des Plaines, IL 60018

        First Bank NA Custodian of Thomas O. Erghart Jr. IRA                  5.89%
        P.O. Box 457
        Hovland, MN 55606

DIVERSIFIED GROWTH FUND
        Var & Co.                                                                     99.53%
        P.O. Box 64482
        St. Paul, MN 55164

EMERGING GROWTH FUND
        Var & Co.                                                                     97.99%
        P.O. Box 64482
        St. Paul, MN 55164

        Adele S. Merck Custodian George F. Mead Merck UGTMA     6.55%
        244 Palmo Way
        Palm Beach, FL 33480

        First Bank NA Custodian of Delvin D. Myer IRA           9.90%
        2508 E. Main Street
        Mankato, MN 56001

        Frojack Co. FBO Elizabeth Simonson                     20.72%
        P.O. Box 6001
        Grand Forks, ND 58206

        Jerri P. Breeden                                        7.60%
        Box 45
        Cook, MN 55723

        Theodore D. Antweiler                                                 8.38%
        1763 South Iola Street, Box 14
        Aurora, CO 80012

        Colorado National Bank Custodian of Bradford T. Mill IRA             10.28%
        4802 South Shenandoah
        Aurora, CO 80015

REGIONAL EQUITY FUND
        Var & Co.                                                                     79.20%
        P.O. Box 64482
        St. Paul, MN 55164

        Diamond Retirement Plan                                                       17.68%
        180 East Fifth Street
        St. Paul, MN 55101

SPECIAL EQUITY FUND
        Var & Co.                                                                     85.10%
        P.O. Box 64482
        St. Paul, MN 55164

        Diamond Retirement Plan                                                       14.85%
        180 East Fifth Street
        St. Paul, MN 55101

REAL ESTATE SECURITIES FUND
        Var & Co.                                                                    100.00%
        P.O. Box 64482
        St. Paul, MN 55164

        First Bank NA Custodian of Eugene W. Krekelberg IRA    95.56%
        3784 Woodlawn Blvd
        Eveleth, MN 55734

        SEI Corporation                                                       5.72%
        680 East Swedesford Road
        Wayne, PA 19087

        Colorado National Bank Custodian of Patricia O'Rourke-Monagh IRA     24.51%
        400 South Lafayette
        Denver, CO 80209

        Colorado National Bank Custodian of Milton E. Anderson IRA           69.75%
        373 South Franklin Street
        Denver, CO 80209

TECHNOLOGY FUND
        Var & Co.                                                                     90.57%
        P.O. Box 64482
        St. Paul, MN 55164

        Diamond Retirement Plan                                                        9.10%
        180 East Fifth Street
        St. Paul, MN 55101

        The LSI Corp. of America                                8.92%
        2100 Xenium Lane
        Plymouth, MN 55441

        Clyde Martz and Ann Martz                                             6.64%
        755 6th Street
        Boulder, CO 80302

INTERNATIONAL FUND
        Var & Co.                                                                     94.40%
        P.O. Box 64482
        St. Paul, MN 55164

        Diamond Retirement Plan                                                        5.18%
        180 East Fifth Street
        St. Paul, MN 55101

        Kent C. Larson                                          5.00%
        First Bank Place, 601 Second Avenue South
        Minneapolis, MN 55402

        Mankato State University Foundation Inc.               33.36%
        P.O. Box 8400, MSU 60
        Mankato, MN 56002-8400

        Michael J. Gerbich and Frances M. Gerbich                             5.41%
        One General Street
        Akron, OH 44329

        Lester B. Boelter and Viola G. Boelter                                5.50%
        210 Lawrence Blvd East, P.O. Box 231
        Wabasha, MN 55981


        First Bank NA Custodian of Steven L. Potter IRA                       6.29%
        3025 16th Avenue South
        Minneapolis, MN 55407

LIMITED TERM INCOME FUND
        Var & Co.                                                                     87.54%
        P.O. Box 64482
        St. Paul, MN 55164

        Diamond Retirement Plan                                                       12.44%
        180 East Fifth Street
        St. Paul, MN 55101

        Planned Parenthood of Minnesota                         9.05%
        1965 Ford Parkway
        St. Paul, MN 55116

        Fleet Wholesale Supply Co. et al. Retirement Plans     27.98%
        P.O. Box 5055
        Brainard, MN 56401

INTERMEDIATE TERM INCOME FUND
        Var & Co.                                                                     92.61%
        P.O. Box 64482
        St. Paul, MN 55164

        Diamond Retirement Plan                                                        7.38%
        180 East Fifth Street
        St. Paul, MN 55101

        Bruce A. Mickelson and Rita M. Mickelson                7.62%
        1624 Blair Avenue
        St. Paul, MN 55104

        First Bank NA Custodian of Fred L. Brucciani Rollover   6.03%
        6808 Wooddale Avenue
        Edina, MN 55435

FIXED INCOME FUND
        Var & Co.                                                                     87.82%
        P.O. Box 64482
        St. Paul, MN 55164

        Diamond Retirement Plan                                                       11.01%
        180 East Fifth Street
        St. Paul, MN 55101

        Mankato State University Foundation Inc.                5.05%
        P.O. Box 8400, MSU 60
        Mankato, MN 56002-8400

INTERMEDIATE GOVERNMENT BOND FUND
        Var & Co.                                                                     93.48%
        P.O. Box 64482
        St. Paul, MN 55164

        The Janice Gardner Foundation                          12.38%
        11580 K-Tel Drive
        Minnetonka, MN 55343

        Robert Hurless                                          5.43%
        707 Saddle Drive
        Helena, MT 59601


INTERMEDIATE TAX FREE FUND
        Var & Co.                                                                     95.68%
        P.O. Box 64482
        St. Paul, MN 55164

        Ray L. Miller and Ruty Miller                          13.16%
        7121 Road 311
        New Castle, CO 81647

        Richard C. Petersen and Joan M. Petersen                5.07%
        2504 South 32nd Street
        LaCrosse, WI 54601

        Maurice M. Crow and Lucille M. Crow                     5.16%
        MC 33 Box 3839
        Silver City, SD 57702

        Anderson Joint Revocable Trust                          6.72%
        1704 Ohlson Court
        LaCrosse, WI 54601

        Dorothy M. Baker TDD Barbara Schultz and John A. Baker 11.38%
        1721 East Sixth Street
        Pueblo, CO 81001

        Kathryn L. Vincent Trust                               15.22%
        880 Dickson Hill
        Petaluma, CA 94952

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
        Var & Co.                                                                     96.96%
        P.O. Box 64482
        St. Paul, MN 55164

        Gladys L. Jacobson                                     10.33%
        700 Douglas Avenue, Apt. 803
        Minneapolis, MN 55403

        Alfred Pudil and Bonnie V. Dircks                       5.46%
        4821 County Road 144 S.
        Brainard, MN 56401

        Christine Simonson Irrevocable Trust                   12.00%
        2455 12th Street SE
        St. Cloud, MN 56304

COLORADO INTERMEDIATE TAX FREE FUND
        Var & Co.                                                                     99.78%
        P.O. Box 64482
        St. Paul, MN 55164

        The Harry Mitchell Trust                                5.01%
        44100 County Road 6E
        Bennett, CO 80102

        William G. Spahr                                        8.82%
        12391 Evergreen Trail
        Parker, CO 80134


                   NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price of the shares of a Fund is summarized in the Retail Class Prospectuses under the captions "Investing in the Funds" and "Determining the Price of Shares" and in the Institutional Class Prospectuses under the caption "Purchases and Redemptions of Shares." The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, such Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.

        On September 30, 1995, the net asset values per share for each class of shares of the Funds were calculted as follows:

                                        NET ASSET
                         NET ASSETS      SHARES       VALUE PER SHARE
                        (IN DOLLARS) / OUTSTANDING   =  (IN DOLLARS)
STOCK FUND
        Class A          13,075,966  /    668,325    =     19.57
        Class B           7,050,933  /    361,726    =     19.49
        Class C         312,559,211  / 15,975,824    =     19.56

EQUITY INDEX FUND
        Class A           2,140,054  /    160,327    =     13.35
        Class B           1,196,911  /     89,979    =     13.30
        Class C         218,932,208  / 16,409,292    =     13.34

BALANCED FUND
        Class A          15,287,565  /  1,261,751    =     12.12
        Class B           3,119,610  /    257,977    =     12.09
        Class C         192,145,483  / 15,845,649    =     12.13

ASSET ALLOCATION FUND
        Class A            992,565   /     84,645    =     11.73
        Class B            571,060   /     48,876    =     11.68
        Class C         43,210,318   /  3,685,913    =     11.72

EQUITY INCOME FUND
        Class A          1,995,201   /    177,562    =     11.24
        Class B          1,233,094   /    110,137    =     11.20
        Class C         52,125,215   /  4,636,094    =     11.24

DIVERSIFIED GROWTH FUND
        Class A           2,709,817  /    230,527    =     11.75
        Class B             819,739  /     69,894    =     11.73
        Class C         132,853,903  / 11,276,198    =     11.78

EMERGING GROWTH FUND
        Class A             386,287  /     28,829    =     13.40
        Class B             267,617  /     20,143    =     13.29
        Class C          41,716,341  /  3,111,893    =     13.41

REGIONAL EQUITY FUND
        Class A          14,916,902  /    871,282    =     17.12
        Class B           7,630,212  /    449,114    =     16.99
        Class C         188,582,694  / 11,006,811    =     17.13

SPECIAL EQUITY FUND
        Class A          11,608,877  /    648,950    =     17.89
        Class B           4,847,422  /    271,858    =     17.83
        Class C         201,785,581  / 11,278,581    =     17.89

TECHNOLOGY FUND
        Class A           1,464,007  /     80,253    =     18.24
        Class B           2,031,085  /    112,734    =     18.02
        Class C          29,271,763  /  1,605,061    =     18.24

HEALTH SCIENCES FUND
        Class A                   *
        Class B                   *
        Class C                   *

REAL ESTATE SECURITIES FUND
        Class A                 956  /         92    =     10.38
        Class B               1,000  /         96    =     10.38
        Class C           5,756,499  /    555,059    =     10.37

INTERNATIONAL FUND
        Class A             875,737  /     85,174    =     10.28
        Class B             306,430  /     30,086    =     10.20
        Class C          94,399,990  /  9,166,192    =     10.30

LIMITED TERM INCOME FUND
        Class A           9,977,339  /  1,005,426    =      9.92
        Class B                   *
        Class C         111,439,091  / 11,231,268    =      9.92

INTERMEDIATE TERM INCOME FUND
        Class A           2,437,372  /    245,108    =      9.94
        Class B                   *
        Class C          88,375,112  /  8,887,937    =      9.94

FIXED INCOME FUND
        Class A           7,853,102  /    715,075    =     10.98
        Class B           7,279,422  /    665,639    =     10.94
        Class C         289,816,245  / 26,410,097    =     10.97

INTERMEDIATE GOVERNMENT BOND FUND
        Class A           2,859,606  /    307,668    =      9.29
        Class B                   *
        Class C         100,167,993  / 10,785,155    =      9.29

INTERMEDIATE TAX FREE FUND
        Class A             983,159  /     91,683    =     10.72
        Class B                   *
        Class C          46,024,468  /  4,295,302    =     10.72

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
        Class A           2,219,222  /    223,792    =      9.92
        Class B                   *
        Class C          61,692,492  /  6,219,198    =      9.92

COLORADO INTERMEDIATE TAX FREE FUND
        Class A           2,189,416  /    208,333    =     10.51
        Class B                   *
        Class C          50,071,037  /  4,763,837    =     10.51


*    Not in operation at September 30, 1995.

                                FUND PERFORMANCE

SEC STANDARDIZED PERFORMANCE FIGURES

     YIELD FOR THE FUNDS. Yield for the Funds is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a Fund's shares at the end of the period. Based upon the 30-day period ended September 30, 1995, the yields for the Class A, Class B and Class C Shares of the Funds were as follows:

                                               CLASS A   CLASS B     CLASS C

Stock Fund                                      1.86%      1.29%      2.21%
Equity Index Fund                               1.94%      1.40%      2.28%
Balanced Fund                                   3.16%      2.61%      3.56%
Asset Allocation Fund                           2.69%      2.07%      3.07%
Equity Income Fund                              3.46%      3.00%      3.88%
Diversified Growth Fund                         1.26%      0.63%      1.58%
Emerging Growth Fund                               0%         0%      0.11%
Regional Equity Fund                            0.49%      1.40%      0.75%
Special Equity Fund                             1.60%      0.95%      1.95%
Technology Fund                                    0%         0%         0%
Health Sciences Fund                               *          *          *
Real Estate Securities Fund                       **         **       6.61%
International Fund                                 0%         0%         0%
Limited Term Income Fund                        5.75%         *       5.86%
Intermediate Term Income Fund                   5.30%         *       5.51%
Fixed Income Fund                               5.34%      4.80%      5.80%
Intermediate Government Bond Fund               5.17%         *       5.32%
Intermediate Tax Free Fund                      4.13%         *       4.26%
Minnesota Insured Intermediate Tax Free Fund    4.27%         *       4.40%
Colorado Intermediate Tax Free Fund             4.29%         *       4.42%


*    Not in operation at September 30, 1995.

**   Not in operation for 30-day period ended September 30, 1995.

Such yield figures were determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

     Yield      =     2 [((a - b) / cd) + 1)(6th power) - 1]

     Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends
             d  = maximum offering price per share on the last day of the period

     TAX EQUIVALENT YIELD FOR TAX FREE FUNDS. Tax equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket. The tax equivalent yield for each tax free Fund named below is computed by dividing that portion of such Fund's yield (computed as described above) that is tax exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting number to that portion, if any, of such Fund's yield that is not tax exempt. Based upon the maximum federal income tax rate of 39.6% and the combined maximum federal/state tax rates of 44.7% for Minnesota and 42.6% for Colorado, the tax equivalent yields for the tax free Funds named below for the 30-day period ended September 30, 1995, computed as described above, were as follows:

                                              CLASS A   CLASS B     CLASS C

Intermediate Tax Free Fund                      6.84%       *        7.05%
Minnesota Insured Intermediate Tax Free Fund    7.72%       *        7.96%
Colorado Intermediate Tax Free Fund             7.47%       *        7.70%


*    Not in operation at September 30, 1995.

     TOTAL RETURN. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio. The Fund" average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the Securities and Exchange Commission.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1 + T)(nth power)     =    ERV

     Where:             P    =  a hypothetical initial payment of $1,000
                        T    =  average annual total return
                        n    =  number of years
                        ERV  =  ending redeemable value at the end of the period
                                 of a hypothetical $1,000 payment made at the beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment (if applicable), and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

     CUMULATIVE TOTAL RETURN. Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     CTR   =    ((ERV - P) / P ) 10

     Where:  CTR      =  cumulative total return
             ERV      =  ending redeemable value at the end of, the period of a
                          hypothetical $1,000 payment made at the beginning of such period; and
               P      =  initial payment of $1,000

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment (if applicable), and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

     Based on the foregoing, the average annual and aggregate total returns for each class of the Funds from inception through September 30, 1995 were as follows. The performance for Class A and Class B Shares will normally be lower than for Class C Shares because Class A and Class B Shares are subject to sales and distribution charges not charged to Class C Shares.

                               Cumulative                                          Average Annual
                            Since Inception*           Since Inception*               One Year                    Five Year
                        Without        With          Without        With        Without        With          Without       With
                      Sales Charge  Sales Charge  Sales Charge  Sales Charge  Sales Charge  Sales Charge  Sales Charge Sales Charge

STOCK FUND
        Class A        160.16%        148.48%        13.05%        12.38%       25.26%         19.61%        16.33%        15.27%
        Class B         23.67%         18.67%        20.76%        16.41%       24.20%         19.20%           **            **
        Class C         27.63%                       15.92%                     25.50%                          **

EQUITY INDEX FUND
        Class A         43.76%         37.31%        13.87%        12.01%       28.90%         23.14%           **            **
        Class B         28.49%         23.49%        24.93%        20.60%       27.87%         22.87%           **            **
        Class C         29.40%                       16.88%                     29.17%                          **

BALANCED FUND
        Class A         37.12%         30.97%        11.96%        10.14%       20.57%         15.11%           **            **
        Class B         18.92%         13.92%        16.64%        12.27%       19.58%         14.58%           **            **
        Class C         20.12%                       11.74%                     20.89%                          **

ASSET ALLOCATION FUND
        Class A         31.41%         25.51%        10.27%         8.47%       19.51%         14.12%           **            **
        Class B         18.74%         13.74%        16.48%        12.11%       18.51%         13.51%           **            **
        Class C         18.67%                       10.92%                     19.75%                          **

EQUITY INCOME FUND
        Class A         28.51%         22.74%        13.62%        10.25%       18.06%         12.70%           **            **
        Class B         17.76%         12.76%        15.62%        11.25%       17.10%         12.10%           **            **
        Class C         18.77%                       15.96%                     18.24%                          **

DIVERSIFIED GROWTH FUND
        Class A         21.83%         16.36%        19.91%        16.32%       31.21%         25.28%           **            **
        Class B         33.88%         28.88%        29.58%        25.27%       30.29%         25.29%           **            **
        Class C         34.67%                       20.21%                     31.57%                          **

EMERGING GROWTH FUND
        Class A         36.39%         30.27%        23.15%        19.41%       28.82%         23.01%           **            **
        Class B         36.42%         31.42%        31.76%        27.46%       27.89%         22.89%           **            **
        Class C         36.50%                       23.21%                     29.16%                          **

REGIONAL EQUITY FUND
        Class A         81.12%         72.99%        23.68%        21.67%       41.17%         34.81%           **            **
        Class B         43.80%         38.80%        38.07%        33.80%       39.98%         34.98%           **            **
        Class C         43.46%                       24.42%                     41.40%                          **

SPECIAL EQUITY FUND
        Class A        186.34%        173.49%        14.44%        13.77%       12.63%          7.53%        17.85%        16.77%
        Class B         17.47%         12.47%        15.37%        11.00%       11.64%          6.64%           **            **
        Class C         21.08%                       12.28%                     12.84%                          **

TECHNOLOGY FUND
        Class A         86.00%         77.65%        51.65%        47.04%       66.22%         58.70%           **            **
        Class B         86.57%         81.57%        73.99%        69.85%       64.52%         59.52%           **            **
        Class C         86.00%                       51.65%                     66.22%                          **

HEALTH SCIENCES FUND
        Class A            **             **            **            **           **             **            **            **
        Class B            **             **            **            **           **             **            **            **
        Class C            **                           **                         **                           **

REAL ESTATE SECURITIES FUND
        Class A            --%            --%           --%           --%          **             **            **            **
        Class B            --%            --%           --%           --%          **             **            **            **
        Class C          5.19%                       22.23%                        **                           **

INTERNATIONAL FUND
        Class A          3.01%         (1.63)%        2.02%        (1.10)%       0.69%         (3.84)%          **            **
        Class B         (0.29)%        (5.29)%       (0.26)%       (4.70)%      (0.10)%        (5.09)%          **            **
        Class C          3.00%                        2.00%                      0.78%                          **

LIMITED TERM INCOME FUND
        Class A         12.86%         10.65%         4.43%         3.69%        6.57%          4.45%           **            **
        Class B            **             **            **            **           **             **            **            **
        Class C          7.89%                        4.71%                      6.57%                          **

INTERMEDIATE TERM INCOME FUND
        Class A         17.24%         12.84%         5.86%         4.42%       10.51%          6.39%           **            **
        Class B            **             **            **            **           **             **            **            **
        Class C          8.87%                        5.28%                     10.51%                          **

FIXED INCOME FUND
        Class A         90.43%         83.28%         8.61%         8.08%       12.78%          8.60%         8.82%         7.99%
        Class B         10.77%          5.77%         9.51%         5.11%       11.75%          6.75%           **            **
        Class C          9.21%                        5.48%                     12.86%                          **

INTERMEDIATE GOVERNMENT BOND FUND
        Class A         67.40%         62.36%         6.83%         6.41%        9.82%          6.50%          6.48%        5.83%
        Class B            **             **            **            **           **             **             **           **
        Class C          8.00%                        4.77%                      9.82%                           **

INTERMEDIATE TAX FREE FUND
        Class A         59.64%         54.84%         6.18%         5.77%        9.15%          5.85%          6.50%        5.85%
        Class B            **             **            **            **           **             **             **           **
        Class C          5.98%                        3.58%                      9.15%                           **

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
        Class A          6.64%          3.43%         4.11%         2.14%        8.46%          5.16%            **           **
        Class B            **             **            **            **           **             **             **           **
        Class C          6.63%                        4.11%                      8.34%                           **

COLORADO INTERMEDIATE TAX FREE FUND
        Class A         12.55%          9.17%         8.26%         6.06%        8.57%          5.36%            **           **
        Class B            **             **            **            **           **             **             **           **
        Class C         12.55%                        8.26%                      8.47%                           **


* Inception dates are as follows: Stock Fund, Class A, December 22, 1987; Class B, August 15, 1994; Class C, February 4, 1994; Equity Index Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Balanced Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Asset Allocation Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Equity Income Fund, Class A, December 18, 1992; Class B, August 15, 1994; Class C, August 2, 1994; Diversified Growth Fund, Class A, December 18, 1992; Class B, August 15, 1994; Class C, August 2, 1994; Emerging Growth Fund, Class A, April 4, 1994; Class B, August 15, 1994; Class C, April 4, 1994; Regional Equity Fund, Class A, December 14, 1992; Class B, August 15, 1994; Class C, February 4, 1994; Special Equity Fund, Class A, December 22, 1987; Class B, August 15, 1994; Class C, February 4, 1994; Technology Fund, Class A, April 4, 1994; Class B, August 15, 1994; Class C, April 4, 1994; Health Sciences Fund, not in operation at September 30, 1995; Real Estate Securities Fund, Class A, September 29, 1995; Class B, September 29, 1995; Class C, June 30, 1995; International Fund, Class A, April 7, 1994; Class B, August 15, 1994; Class C, April 4, 1994; Limited Term Income Fund, Class A, December 14, 1992; Class B, August 15, 1994 (closed January 31, 1995); Class C, February 4, 1994; Intermediate Term Income Fund, Class A, December 14, 1992; Class B, not in operation at September 30, 1995; Class C, February 4, 1994; Fixed Income Fund, Class A, December 22, 1987; Class B, August 15, 1994; Class C, February 4, 1994; Intermediate Government Bond Fund, Class A, December 22, 1987; Class B, not in operation at September 30, 1995; Class C, February 4, 1994; Intermediate Tax Free Fund, Class A, December 22, 1987; Class B, not in operation at September 30, 1995; Class C, February 4, 1994; Minnesota Insured Intermediate Tax Free Fund, Class A, February 28, 1994; Class B, not in operation at September 30, 1995; Class C, February 28, 1994; Colorado Intermediate Tax Free Fund, Class A, April 4, 1994; Class B, not in operation at September 30, 1995; Class C, April 4, 1994.

**   Not in operation for entire period.

NON-STANDARD DISTRIBUTION RATES

     HISTORICAL DISTRIBUTION RATES. The Funds' historical annualized distribution rates are computed by dividing the income dividends of a Fund for a stated period by the maximum offering price on the last day of such period. For the one-year period ended September 30, 1995, the historical distribution rates of the Class A, Class B and Class C Shares of the Funds were as follows:

                                               CLASS A    CLASS B    CLASS C

Stock Fund                                      1.58%      1.13%      1.82%
Equity Index Fund                               1.80%      1.35%      2.05%
Balanced Fund                                   2.89%      2.42%      3.20%
Asset Allocation Fund                           2.85%      2.43%      3.17%
Equity Income Fund                              3.32%      2.96%      3.63%
Diversified Growth Fund                         1.20%      0.82%      1.38%
Emerging Growth Fund                            0.16%      0.02%      0.17%
Regional Equity Fund                            0.36%      0.18%      0.46%
Special Equity Fund                             1.84%      1.35%      2.10%
Technology Fund                                    0%         0%         0%
Health Sciences Fund                               *          *          *
Real Estate Securities Fund                        0%         0%      1.04%
International Fund                                 0%         0%         0%
Limited Term Income Fund                        5.48%         *       5.59%
Intermediate Term Income Fund                   5.59%         *       5.80%
Fixed Income Fund                               5.56%      5.15%      5.93%
Intermediate Government Bond Fund               5.67%         *       5.84%
Intermediate Tax Free Fund                      4.31%         *       4.44%
Minnesota Insured Intermediate Tax Free Fund    4.38%         *       4.52%
Colorado Intermediate Tax Free Fund             4.48%         *       4.62%


*    Not in operation at September 30, 1995.

     ANNUALIZED CURRENT DISTRIBUTION RATES. The Funds' annualized current distribution rates are computed by dividing a Fund's income dividends for a specified month (or three-month period, in the case of an equity Fund) by the number of days in that month (or three-month period, in the case of an equity
Fund) and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period. The annualized current distribution rates for the one or three-month period (as appropriate) ended September 30, 1995 for Funds were as follows:

                                               CLASS A    CLASS B    CLASS C

Stock Fund                                      1.42%      0.81%      1.72%
Equity Index Fund                               1.68%      1.15%      2.00%
Balanced Fund                                   2.85%      2.35%      3.23%
Asset Allocation Fund                           2.61%      2.09%      2.97%
Equity Income Fund                              2.19%      1.66%      2.54%
Diversified Growth Fund                            0%         0%         0%
Emerging Growth Fund                               0%         0%         0%
Regional Equity Fund                               0%         0%         0%
Special Equity Fund                             0.92%      0.28%      1.23%
Technology Fund                                    0%         0%         0%
Health Sciences Fund                               *          *          *
Real Estate Securities Fund                        0%         0%      5.71%
International Fund                                 0%         0%         0%
Limited Term Income Fund                        5.45%         *       5.56%
Intermediate Term Income Fund                   5.23%         *       5.43%
Fixed Income Fund                               5.12%      4.67%      5.58%
Intermediate Government Bond Fund               5.76%         *       5.94%
Intermediate Tax Free Fund                      4.13%         *       4.25%
Minnesota Insured Intermediate Tax Free Fund    4.34%         *       4.48%
Colorado Intermediate Tax Free Fund             4.54%         *       4.68%


*    Not in operation at September 30, 1995.

     TAX EQUIVALENT DISTRIBUTION RATES. The tax equivalent distribution rate for the tax free Funds is computed by dividing that portion of such a Fund's annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt. Based upon the maximum federal or combined federal/state income tax rates set forth above under "-- SEC Standardized Performance Figures -- Tax Equivalent Yield for Tax Free Funds," the annualized current distribution rates for the month ended September 30, 1995, for each class of the tax free Funds were as follows:

                                               CLASS A   CLASS B    CLASS C

Intermediate Tax Free Fund                      6.84%        *       7.04%
Minnesota Insured Intermediate Tax Free Fund    7.85%        *       8.10%
Colorado Intermediate Tax Free Fund             7.91%        *       8.15%


*    Not in operation at September 30, 1995.

CERTAIN PERFORMANCE COMPARISONS

     The Funds may compare their performance to that of certain published or otherwise widely disseminated indices or averages compiled by third parties. The Funds, and the indices and averages to which they may compare their performance, are as follows, among others:

     STOCK FUND may compare its performance to the STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS ("S&P 500"), which is a composite index of common stocks in industrial, transportation, and financial and public utility companies which compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 index assumes reinvestment of all dividends paid by stocks listed in its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures. Stock Fund also may compare its performance to the LIPPER GROWTH & INCOME AVERAGE, which is an average of funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends.

     EQUITY INDEX FUND may compare its performance to the S&P 500 and the LIPPER GROWTH & INCOME AVERAGE, each of which is described above.

     BALANCED FUND may compare its performance to the S&P 500, which is described above. Balanced Fund also may compare its performance to the LEHMAN GOVERNMENT/CORPORATE INDEX, which is a market weighted index comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government; and all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated SEC-registered corporate debt. Balanced Fund also may compare its performance to the LIPPER BALANCED AVERAGE, which is an average of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds.

     ASSET ALLOCATION FUND may compare its performance to the S&P 500 and the LEHMAN GOVERNMENT/CORPORATE INDEX, each of which is described above. Asset Allocation Fund also may compare its performance to the LIPPER FLEXIBLE PORTFOLIO AVERAGE, which is an average of funds which allocate investments across various asset classes, including domestic common stocks, bonds and money market instruments, with a focus on total return.

     EQUITY INCOME FUND may compare its performance to the S&P 500 and the LEHMAN GOVERNMENT/CORPORATE INDEX, each of which is described above. Equity Income Fund also may compare its performance to the LIPPER EQUITY INCOME AVERAGE, which is an average of funds which seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities.

     DIVERSIFIED GROWTH FUND may compare its performance to the S&P 500 and the LIPPER GROWTH & INCOME AVERAGE, each of which is described above.

     EMERGING GROWTH FUND may compare its performance to the RUSSELL 2000 INDEX, which is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. Emerging Growth Fund also may compare its performance to the LIPPER SMALL COMPANY GROWTH AVERAGE, which is an average of funds which limits their investments to smaller capitalization companies.

     REGIONAL EQUITY FUND may compare its performance to the RUSSELL 2000 INDEX and the LIPPER SMALL COMPANY GROWTH AVERAGE, each of which is described above.

     SPECIAL EQUITY FUND may compare its performance to the S&P 500, which is described above. Special Equity Fund also may compare its performance to the LIPPER CAPITAL APPRECIATION AVERAGE, which is an average of funds which aim at maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, and purchasing options.

     TECHNOLOGY FUND may compare its performance to the LIPPER TECHNOLOGY AVERAGE, which is an average of funds which invest in technology-related equities.

     HEALTH SCIENCES FUND may compare its performance to that of the LIPPER HEALTH/BIOTECHNOLOGY AVERAGE, which is an average of funds which invest at least 65% of their equity portfolio in shares of companies engaged in health care, medicine and biotechnology.

     REAL ESTATE SECURITIES FUND may compare its performance to the NAREIT EQUITY REIT INDEX, which is a market weighted index based on the last closing price of the month for all tax-qualified Equity REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. Equity REITs are defined as REITs with 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. Only common shares issued by an Equity REIT are included in the index. Real Estate Securities Fund also may compare its performance to the LIPPER REAL ESTATE AVERAGE, which is an average of real estate-oriented funds.

     INTERNATIONAL FUND may compare its performance to that of the MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST ("EAFE") INDEX, which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world, excluding the United States and Canada. International Fund also may compare its performance to the LIPPER INTERNATIONAL AVERAGE, which is an average of funds which primarily invest in equity securities whose primary trading markets are outside the United States.

     LIMITED TERM INCOME FUND may compare its performance to the MERRILL LYNCH ONE-YEAR TREASURY INDEX, which is an unmanaged index of a one-year constant maturity Treasury bill. Limited Term Income Fund also may compare its performance to the LIPPER SHORT INVESTMENT GRADE DEBT AVERAGE, which is an average of funds which invest at least 65% of assets in investment grade debt issues with dollar-weighted average maturities of five years or less.

     INTERMEDIATE TERM INCOME FUND may compare its performance to the LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX, which is a market weighted index comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government; and all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated SEC-registered corporate debt, in each case with maturities of up to ten years. Intermediate Term Income Fund also may compare its performance to the LIPPER INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE, which is an average of funds which invest at least 65% of assets in investment grade debt with dollar-weighted average maturities of five to ten years.

     FIXED INCOME FUND may compare its performance to the LEHMAN
GOVERNMENT/CORPORATE (TOTAL) INDEX, which is described above. Fixed Income Fund also may compare its performance to the LIPPER CORPORATE DEBT FUNDS A-RATED AVERAGE, which is an average of funds which invest 65% or more of assets in corporate debt issues rated "A" or better or government issues.

     INTERMEDIATE GOVERNMENT BOND FUND may compare its performance to the LEHMAN INTERMEDIATE GOVERNMENT INDEX, which is a market weighted index comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government, in each case with maturities of up to ten years. Intermediate Government Bond Fund also may compare its performance to the LIPPER INTERMEDIATE U.S. GOVERNMENT AVERAGE, which is an average of funds which invest at least 65% of assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar-weighted average maturities of five to ten years.

     INTERMEDIATE TAX FREE FUND may compare its performance to the LEHMAN 7-YEAR G.O. INDEX, which is an unmanaged index comprised of state and local general obligation issues with maturities between 6 and 8 years which were issued as part of a transaction of at least $50 million and which have a minimum credit rating of at least Baa. Intermediate Tax Free Fund also may compare its performance to the LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE, which is an average of funds which invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

     MINNESOTA INSURED INTERMEDIATE TAX FREE FUND may compare its performance to the LEHMAN 7-YEAR G.O. INDEX and the LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE, each of which is described above.

     COLORADO INTERMEDIATE TAX FREE FUND may compare its performance to the LEHMAN 7-YEAR G.O. INDEX and the LIPPER INTERMEDIATE MUNICIPAL DEBT AVERAGE, each of which is described above.

     Each of the Funds also may compare its performance to the CONSUMER PRICE INDEX, which is a measure of the average change in prices over time in a fixed market basket of goods and services.

                                    TAXATION

     The tax status of the Funds and the distributions that the Funds will make to shareholders are summarized in the Prospectuses in the sections entitled "Federal Income Taxes" (or, in the Prospectuses for the Tax Free Funds, "Income Taxes"). Each Fund intends to fulfill the requireme of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

     To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) derive at least 90% of its gross income from dividends, interest, and certain other types of payments related to its investment in stock or securities; (2) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (3) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities, options, futures, or forward contracts held for less than three months; and (4) diversify its holdings so that, at the end of each fiscal quarter of the Fund,
(a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     Each Fund is subject to a nondeductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. For this purpose, any amount on which the Fund is subject to corporate-level income tax is considered to have been distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

     Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale or exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of any of the Tax-Free Funds receives an exempt-interest dividend from such fund and then disposes of his or her shares in such fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

     If one of the Tax-Free Funds disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

     For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Investing in the Funds -- Exchange Privilege" in the Prospectuses for Class A and Class B Shares, and "Purchases and Redemptions of Shares Exchange Privilege" in the Prospectuses for Class C Shares), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Retail Class Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

     Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December, made payable to shareholders of record in such a month and actually paid in January of the following year are treated as paid and are thereby taxable to shareholders as of December 31.

     Except for the transactions the Fund has identified as hedging transactions, each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on forward currency contracts as of the end of the year as well as thos actually realized during the year. Except for transactions in forward currency contracts that are classified as part of a "mixed straddle," gain or loss recognized with respect to forward currency contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

     Sales of forward currency contracts that are intended to hedge against a change in the value of securities or currencies held by a Fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

     It is expected that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed abo In order to avoid realizing excessive gains on securities or currencies held less than three months, each Fund may be required to defer the closing out of forward currency contracts beyond the time when it would otherwise be advantageous to do so. It is expected that unrealized gains on forward currency contracts, which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test, as discussed above.

     Any realized gain or loss on closing out a forward currency contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a recognized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Code Section 988 may also apply to forward currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

     Each Fund will distribute to shareholders annually any net long-term capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on forward currency contract transactions. Such distributions will be combi with distributions of capital gains realized on the Fund's other investments.

     Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") wi be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is 'effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

     The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                                    RATINGS

     A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

     When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

     STANDARD & POOR'S CORPORATION

     AAA: Securities rated AAA have the highest rating assigned by Standard &
          Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

     A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

     MOODY'S INVESTORS SERVICE, INC.

     Aaa: Securities which are rated Aaa are judged to be of the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

     A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impair-ment sometime in the future.

     Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

     Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

     B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF PREFERRED STOCK

     STANDARD & POOR'S CORPORATION. Standard & Poor's ratings for preferred stock have the following definitions:

     AAA: An issue rated "AAA" has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA: A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

     A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the category.

     MOODY'S INVESTORS SERVICE, INC. Moody's ratings for preferred stock include the following:

     aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa: An issue which is rated "aa" is considered a high grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a: An issue which is rate "a" is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa: An issue which is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

RATINGS OF MUNICIPAL NOTES

     STANDARD & POOR'S CORPORATION

     SP-1: Very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest.

     SP-3: Speculative capacity to pay principal and interest.

None of the Funds will purchase SP-3 municipal notes.

     MOODY'S INVESTORS SERVICE, INC. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

     MIG 1/VMIG 1: This designation denotes the best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes high quality, with margins of protection ample although not so large as available in the preceding group.

     MIG 3/VMIG 3: This designation denotes favorable quality, with all security elements accounted for, but lacking the strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

None of the Funds will purchase MIG 3/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

     STANDARD & POOR'S CORPORATION. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this catego are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation. None of the Funds will purchase commercial paper rated A-3 or lower.

     MOODY'S INVESTORS SERVICE, INC. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     PRIME-1: Superior capacity for repayment.

     PRIME-2: Strong capacity for repayment .

     PRIME-3: Acceptable capacity for repayment .

None of the Funds will purchase Prime-3 commercial paper.

BEST'S RATING SYSTEM FOR INSURANCE COMPANIES

     The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to the company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the company.

     The quantitative evaluation is based on an analysis of the company's financial condition and operating performance utilizing a series of financial tests. These tests measure a company's performance in the three critical areas of Profitability, Leverage and Liquidity in comparison to the norms established by the A.M. Best Company. These norms are based on an evaluation of the actual performance of the insurance industry.

     Best's review also includes a qualitative evaluation of the adequacy and soundness of a company's reinsurance, the adequacy of its reserves and the experience of its management. In addition, various other factors of importance are considered such as the composition of the company's book of business and the quality and diversification of its assets.

     Upon completion of analysis, Best's Ratings are assigned to those companies that meet the qualifications for rating. The Best's Rating classifications are A+ (Superior); A & A- (Excellent); B+ (Very Good); B & B- (Good); C+ (Fairly
Good); and C & C- (Fair). Those not qualifying fo current Best's Rating are classified in the "Not Assigned" category that has ten classifications which identify why a company is not eligible for a Best's Rating. Care should be exercised in the use of Best's Ratings without further reference to additional Best's publications.





STATEMENT OF NET ASSETS----SEPTEMBER 30, 1995

PRIME OBLIGATIONS FUND

Description                             Par (000) Value (000)

COMMERCIAL PAPER--44.8%
Aes Shady Point (LOC: Bank of Tokyo)
5.863%, 10/16/95                         $41,000     $40,900
Asset Securitization
5.760%, 11/02/95 (B)                      14,800      14,725
Banco Real S.A.
(LOC: Barclays Bank)
5.942%, 10/23/95                           7,000       6,975
Blue Hawk Funding
5.812%, 10/03/95 (B)                      10,045      10,042
5.813%, 10/12/95 (B)                       4,240       4,233
5.777%, 10/13/95 (B)                       9,334       9,316
5.799%, 10/13/95 (B)                       6,202       6,190
5.810%, 10/13/95 (B)                       4,741       4,732
5.780%, 10/16/95 (B)                      13,207      13,175
5.810%, 10/24/95 (B)                      15,573      15,515
5.807%, 10/25/95 (B)                       5,151       5,131
5.808%, 10/25/95 (B)                       4,884       4,865
5.816%, 10/27/95 (B)                      11,066      11,020
5.812%, 10/31/95 (B)                      16,806      16,725
Credit Card Securitization
5.818%, 10/19/95 (B)                       9,219       9,193
5.880%, 10/20/95 (B)                      15,987      15,938
Crown Leasing USA
(LOC: Bank of Tokyo)
5.899%, 10/05/95 (B)                      21,800      21,786
5.848%, 10/18/95 (B)                      15,000      14,959
5.929%, 10/25/95 (B)                      20,000      19,921
CS First Boston
5.787%, 10/30/95                           5,000       4,977
DIC Americas (LOC: Mitsubishi Bank)
5.848%, 10/11/95                          18,000      17,971
5.826%, 10/12/95                          11,500      11,480
5.850%, 10/23/95                           7,000       6,975
Distribution Funding
5.799%, 10/02/95 (B)                      12,000      11,998
5.784%, 10/20/95 (B)                       5,540       5,523
5.823%, 11/03/95 (B)                      15,000      14,921
5.820%, 11/08/95 (B)                       7,965       7,916
5.805%, 11/09/95 (B)                       5,350       5,317
5.793%, 11/10/95 (B)                      15,000      14,904
5.810%, 11/15/95 (B)                       9,200       9,134
5.771%, 12/13/95 (B)                      10,000       9,884
Enterprise Funding
5.809%, 10/05/95 (B)                      12,500      12,492
5.810%, 10/20/95 (B)                       8,031       8,007
5.789%, 10/26/95 (B)                      11,880      11,833
5.791%, 10/27/95 (B)                       7,539       7,508
5.820%, 10/31/95 (B)                      10,000       9,952
5.811%, 11/17/95 (B)                      15,097      14,984
5.755%, 11/21/95 (B)                      19,174      19,019
5.862%, 12/21/95 (B)                      10,109       9,978
Equipment Funding
5.804%, 10/04/95 (B)                      19,129      19,120
5.806%, 10/06/95 (B)                      15,059      15,047
5.816%, 10/06/95 (B)                      23,676      23,657
Equipment Intermediation Partnership
5.834%, 11/03/95 (B)                     $26,153     $26,014
5.799%, 11/06/95 (B)                       5,061       5,032
5.819%, 11/07/95 (B)                       7,441       7,397
Fleet Funding
5.812%, 10/12/95 (B)                      25,934      25,888
5.809%, 10/19/95 (B)                      10,156      10,127
Hahn Issuing (LOC: Citibank)
5.815%, 10/19/95                          11,530      11,497
5.814%, 10/24/95                          12,700      12,653
International Securitization
(Guarantor: FNB Chicago)
5.857%, 10/16/95 (B)                       7,775       7,756
5.779%, 10/27/95 (B)                      16,180      16,113
5.831%, 10/30/95 (B)                      15,000      14,931
5.832%, 10/30/95 (B)                      25,000      24,884
5.831%, 10/31/95 (B)                       6,650       6,618
5.812%, 12/04/95 (B)                      10,105      10,002
5.817%, 01/31/96 (B)                      11,480      11,258
5.831%, 02/15/96 (B)                      10,230      10,008
Jefferson Smurfit Financial
6.317%, 10/03/95 (B)                      11,000      10,996
5.760%, 11/07/95 (B)                       8,000       7,953
5.781%, 11/29/95 (B)                       7,100       7,034
Konica Financial USA
(LOC: Mitsubishi Bank)
5.847%, 10/10/95 (B)                       7,000       6,990
Mitchell Funding (LOC: Swiss Bank)
6.453%, 10/02/95                          40,000      39,993
Orix America (LOC: Sanwa Bank)
5.930%, 10/02/95 (B)                      25,000      24,996
Pemex Capital (LOC: Credit Suisse)
5.838%, 10/26/95                          10,000       9,960
5.751%, 11/17/95                          15,000      14,888
5.778%, 11/17/95                          10,000       9,925
Pemex Capital (LOC: Swiss Bank)
5.886%, 10/05/95                          10,000       9,994
Petroleo Brasileiro
(LOC: Barclays Bank)
5.856%, 12/20/95                          10,000       9,872
5.862%, 12/27/95                           8,000       7,889
5.866%, 01/03/96                          10,000       9,850
Pooled Accounts Receivable Capital
5.827%, 10/05/95 (B)                      15,370      15,360
5.797%, 10/20/95 (B)                      20,000      19,939
5.846%, 10/26/95 (B)                      30,000      29,879
5.805%, 11/09/95 (B)                      10,235      10,171
Pooled Certificate (Guarantor: FGIC)
5.832%, 10/06/95 (B)                      10,237      10,229
5.819%, 10/11/95 (B)                       6,044       6,034
5.819%, 10/18/95 (B)                      13,148      13,112
Premium Funding
5.751%, 12/07/95 (B)                      30,378      30,057
Prospect Street Senior Portfolio
(Guarantor: FSA)
5.830%, 10/02/95 (B)                     $ 7,037     $ 7,036
6.044%, 10/02/95 (B)                       4,267       4,266
5.820%, 10/11/95 (B)                       2,041       2,038
5.813%, 10/17/95 (B)                       2,023       2,018
5.848%, 10/19/95 (B)                       3,226       3,217
5.808%, 10/26/95 (B)                       6,783       6,756
5.808%, 10/26/95 (B)                       6,783       6,756
5.806%, 11/10/95 (B)                       3,990       3,965
5.815%, 12/01/95 (B)                       4,121       4,081
Receivables Capital
5.814%, 10/04/95 (B)                      10,000       9,995
5.818%, 10/16/95 (B)                      10,000       9,976
5.763%, 10/17/95 (B)                      30,000      29,924
5.829%, 10/25/95 (B)                      15,000      14,942
5.790%, 10/26/95 (B)                      22,771      22,680
Ryobi Financial (LOC: Mitsubishi Bank)
5.853%, 10/17/95                           7,100       7,082
SRD Financial (LOC: Bank of Tokyo)
5.826%, 10/12/95                          15,000      14,973
Towson Town Center
(LOC: Mitsubishi Bank)
5.826%, 10/06/95                           7,556        7,550
5.832%, 10/18/95                           4,500        4,488
5.829%, 10/20/95                          11,462       11,427
UBS Financial
6.453%, 10/02/95                          50,000       49,991
6.453%, 10/02/95                          50,000       49,991
US Prime Property (LOC: Westpac Bank)
5.891%, 10/10/95                          11,000       10,984
5.762%, 11/29/95                          15,000       14,860
5.774%, 12/08/95                          20,000       19,785
5.774%, 12/08/95                           9,000        8,903

TOTAL COMMERCIAL PAPER
(Cost $1,350,921)                                   1,350,921

CORPORATE OBLIGATIONS--20.4%
Bear Stearns
5.925%, 10/04/95 (A)                      50,000       50,000
Beta Finance
5.960%, 10/02/95 (A)                      60,000       60,000
Ford Motor Credit
8.625%, 04/15/96                          20,000       20,282
9.100%, 07/05/96                          10,000       10,233
General Electric Capital
6.000%, 10/02/95 (A)                      25,000       24,996
6.070%, 10/02/95 (A)                      50,000       49,985
Goldman Sachs Group
6.437%, 10/13/95                          20,000       20,000
6.562%, 12/19/95                          10,000       10,000
5.750%, 02/06/96                          25,000       25,000
5.750%, 04/08/96                          25,000       25,000
5.875%, 06/04/96                          20,000       20,000
Household Finance
10.090%, 03/21/96                          5,000        5,093
Merrill Lynch
6.050%, 08/19/96                         $35,000   $   35,000
Securitized Triple A Receivables Trust
6.113%, 10/20/95 (A) (B)                  12,500       12,515
Structured Enhanced Return Trust 1994
T-1
5.906%, 10/13/95 (A) (B)                  50,000       49,981
Structured Enhanced Return Trust 1994
A-5
5.862%, 10/25/95 (A) (B)                  47,000       46,997
Structured Enhanced Return Trust 1995
A-17
6.063%, 10/02/95 (A) (B)                  50,000       50,000
Structured Enhanced Return Trust 1995
A-18
5.862%, 10/16/95 (B)                      25,000       24,996
Sun Life Insurance of America
6.250%, 10/02/95 (A)                      75,000       75,001

TOTAL CORPORATE OBLIGATIONS
(Cost $615,079)                                       615,079

LOAN PARTICIPATION CERTIFICATES--12.2%
Barclays Bank
(Cargill Financial Services)
5.810%, 10/10/95                          25,000       25,000
5.810%, 10/18/95                          25,000       25,000
Barclays Bank
(Cargill Incorporated)
6.500%, 10/02/95                          25,000       25,000
5.780%, 10/17/95                          15,000       15,000
5.780%, 10/19/95                          15,000       15,000
Barclays Bank (Morgan Stanley)
6.600%, 10/02/95                          50,000       50,000
Barclays Bank PLC
(National Rural Utilities)
5.810%, 10/02/95                          20,000       20,000
5.800%, 10/25/95                          15,000       15,000
5.800%, 10/27/95                          17,000       17,000
CoreStates Bank (Aon Corporation)
5.820%, 10/04/95                          13,000       13,000
CoreStates Bank (Weyerhauser Mortgage)
5.850%, 10/16/95                          60,310       60,310
Toronto Dominion Bank
(Bell Atlantic Financial Services)
5.770%, 10/03/95                           7,000        7,000
Toronto Dominion Bank (ITT Hartford)
5.810%, 10/16/95                          10,000       10,000
Toronto Dominion Bank (Morgan Stanley)
5.900%, 10/02/95                          20,000       20,000
6.600%, 10/02/95                          50,000       50,000

TOTAL LOAN PARTICIPATION CERTIFICATES
(Cost $367,310)                                       367,310

U.S. GOVERNMENT AGENCY OBLIGATIONS--6.6%
Export-Import Bank
5.935%, 10/15/95 (A)                      70,455       70,443
Export-Import Bank/KA leasing
5.895%, 10/15/95 (A)                    $ 36,163   $   36,163
FHLB
6.200%, 10/05/95 (A)                      25,000       25,018
6.330%, 10/02/95 (A)                      25,000       25,041
FNMA
6.150%, 10/02/95 (A)                      20,000       19,998
SLMA
5.640%, 10/03/95 (A)                      11,150       11,140
5.640%, 10/03/95 (A)                      10,000        9,995
U.S. AID
5.900%, 10/03/95 (A)                       1,250        1,248

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $199,046)                                       199,046

ASSET BACKED SECURITIES--3.3%
CARCO Auto Loan Master Trust 1993-2 A1
5.901%, 10/16/95 (A)                      63,500       63,500
Money Market Auto Loan Trust
6.005%, 10/16/95 (A)                      36,050       36,060

TOTAL ASSET BACKED SECURITIES
(Cost $99,560)                                         99,560

CERTIFICATES OF DEPOSIT--1.6%
Mercantile Safe Deposit & Trust
5.956%, 10/09/95 (A)                      30,000       30,000
5.956%, 10/09/95 (A)                      20,000       20,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $50,000)                                         50,000

MASTER NOTES--0.6%
Associates Corporation of North America
5.708%, 10/02/95 (C)                      14,617       14,617
Goldman Sachs
5.830%, 10/03/95 (C)                       3,569        3,569

TOTAL MASTER NOTES
(Cost $18,186)                                         18,186

REPURCHASE AGREEMENTS--10.6%
Daiwa Securities 6.450%, dated
09/29/95, matures 10/02/95,
repurchase price $100,053,750
(collateralized by various U.S.
Treasury Bonds, total par value
$74,635,000, 7.250%-12.750%,
11/15/10-05/15/16: total market value
$102,825,062)                            100,000      100,000

Salomon Brothers 6.450%, dated
09/29/95, matures 10/02/95,
repurchase price $220,582,698,
(collateralized by various FHLMC and
FNMA Bonds, total par value
$220,464,198, 4.950%-17.759%,
11/01/99-10/01/25: total market value
$230,959,617)                            220,464      220,464

TOTAL REPURCHASE AGREEMENTS
(Cost $320,464)                                       320,464

TOTAL INVESTMENTS--100.1%
(Cost $3,020,566)                                   3,020,566

OTHER ASSETS AND LIABILITIES--(0.1%)
Other Assets and Liabilities, Net                  $   (3,679)

NET ASSETS:
Portfolio shares--Institutional Class ($.01 par
value--20 billion authorized) based on
2,911,050,562 outstanding shares                    2,911,050

Portfolio shares--Retail Class A ($.01 par
value--20 billion authorized) based on 96,082,889
outstanding shares                                     96,083

Portfolio shares--Retail Class B ($.01 par
value--20 billion authorized) based on 13,694
outstanding shares                                         14

Portfolio shares--Corporate Trust Class
($.01 par value--20 billion authorized) based on
9,735,192 outstanding shares                            9,735

Accumulated net realized gain on investments                5

TOTAL NET ASSETS:--100.0%                          $3,016,887

NET ASSET VALUE, OFFERING PRICE, AND
REDEMPTION PRICE PER SHARE--INSTITUTIONAL CLASS        $ 1.00

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                                  $ 1.00

NET ASSET VALUE AND OFFERING
PRICE PER SHARE--RETAIL CLASS B (1)                    $ 1.00

NET ASSET VALUE AND OFFERING PRICE,
AND REDEMPTION PRICE PER SHARE--CORPORATE TRUST CLASS  $ 1.00

The accompanying notes are an integral part of the financial statements.

(1) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995. The date shown is the reset date.

(B) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Variable Rate Security with Demand Features--the rate reported on the Statement of Net Assets is the rate as of September 30, 1995. The date shown is the longer of the reset or demand date.

     AID--Agency for International Development
     FGIC--Financial Guaranty Insurance Company
     FSA--Financial Security Assurance
     FHLB--Federal Home Loan Bank
     FHLMC--Federal Home Loan Mortgage Corporation
     FNMA--Federal National Mortgage Association
     LOC--Letter of Credit
     SLMA--Student Loan Marketing Association



GOVERNMENT OBLIGATIONS FUND

Description                               Par (000) Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS--46.1%
Export-Import Bank
5.875%, 10/16/95 (A) (B)                   $25,000     $25,000
5.895%, 10/16/95 (A) (B)                    18,199      18,199
5.935%, 10/16/95 (A) (B)                    30,000      29,995
FHLB
6.040%, 10/02/95 (A)                        13,000      12,957
6.250%, 10/05/95 (A)                        25,000      25,076
5.753%, 12/04/95                            20,000      19,969
FHLMC
6.170%, 10/05/95 (A)                        15,000      15,004
FNMA
5.710%, 10/25/95                            34,550      34,420
5.673%, 01/29/96                            20,000      19,633
5.772%, 05/13/96                            20,000      19,309
5.825%, 05/13/96                            10,000       9,651
SLMA
5.480%, 10/03/95 (A)                        10,000      10,000
5.480%, 10/03/95 (A)                        20,000      20,000
5.550%, 10/03/95 (A)                        14,000      13,905
5.640%, 10/03/95 (A)                        15,000      15,000
U.S. AID
5.740%, 10/03/95 (A)                         8,000       8,019
5.740%, 10/03/95 (A)                        11,000      11,000
5.740%, 10/03/95 (A)                        13,000      13,000
5.764%, 10/03/95 (A)                        15,000      15,000
5.774%, 10/03/95 (A)                        10,000       9,987
5.790%, 10/03/95 (A)                         1,000       1,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $346,124)                                        346,124

OTHER U.S. GOVERNMENT OBLIGATIONS--13.8%
Downey Savings & Loan (LOC: Federal
Home Loan Bank of San Francisco)
6.273%, 10/10/95                            25,000      24,963
5.657%, 01/16/96                            20,000      19,673
5.682%, 04/12/96                            10,000       9,706
5.733%, 05/28/96                            15,000      14,450
Fidelity Federal Bank, NSB (LOC:
Federal Home Loan Bank of San
Francisco)
5.755%, 11/28/95                            15,000      14,862
5.757%, 11/30/95                            20,000      19,810

TOTAL OTHER U.S. GOVERNMENT OBLIGATIONS
(Cost $103,464)                                        103,464

U.S. TREASURY OBLIGATIONS--2.0%
U.S. Treasury Bill
5.567%, 01/18/96                          $ 15,000    $ 14,754

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,754)                                          14,754

REPURCHASE AGREEMENT--38.3%
Bear Stearns 6.150%, dated 09/29/95, matures
10/02/95, repurchase price $150,076,875
(collateralized by various U.S. Treasury
STRIPS, total par value $247,512,000, 02/15/97-
05/15/09: total market value
$153,450,000)                              150,000     150,000

Daiwa Securities 6.450%, dated
09/29/95, matures 10/02/95, repurchase
price $100,053,750 (collateralized by
various U.S. Treasury Notes, total par
value $89,180,000, 6.250%-8.750%,
05/15/17-08/15/23: total market value
$102,000,000)                              100,000     100,000

Prudential 6.220%, dated 09/29/95,
matures 10/02/95, repurchase price
$19,933,608 (collateralized by various
FNMA obligations, total par value
$22,482,157, 5.000%-9.000%, 05/01/97-
10/01/25: total market value
$20,321,891)                                19,923      19,923

Salomon Brothers 6.450%, dated
09/29/95, matures 10/02/95, repurchase
price $17,125,974 (collateralized by
various FNMA obligations, total par value
$27,714,013, 6.000%-10.500%,
05/01/02-09/01/25: total market value
$17,738,028)                                17,117      17,117

TOTAL REPURCHASE AGREEMENT
(Cost $287,040)                                        287,040

TOTAL INVESTMENTS--100.2%
(Cost $751,382)                                        751,382

OTHER ASSETS AND LIABILITIES--(0.2%)
Other Assets and Liabilities, Net                       (1,237)

NET ASSETS:
Portfolio
shares--Institutional
Class ($.01 par
value--20 billion
authorized) based on
551,284,505 outstanding
shares                                                $551,285

Portfolio
shares--Corporate Trust
Class ($.01 par
value--20 billion
authorized) based on
198,861,163 outstanding
shares                                                 198,861

Accumulated net
realized loss on
investments                                                 (1)

TOTAL NET
ASSETS:--100.0%                                       $750,145

NET ASSET VALUE,
OFFERING PRICE, AND
REDEMPTION PRICE PER
SHARE--INSTITUTIONAL
CLASS                                                    $1.00

NET ASSET VALUE,
OFFERING PRICE, AND
REDEMPTION PRICE PER
SHARE--CORPORATE TRUST
CLASS                                                    $1.00

The accompanying notes are an integral part of the financial statements.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995. The date shown is the next reset date.

(B) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 4[2] or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

     AID--Agency for International Development
     FHLB--Federal Home Loan Bank
     FHLMC--Federal Home Loan Mortgage Corporation
     FNMA--Federal National Mortgage Association
     LOC--Letter of Credit
     SLMA--Student Loan Mortgage Association
     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities


TREASURY OBLIGATIONS FUND

Description                               Par (000) Value (000)

U.S. TREASURY OBLIGATIONS--23.4%
U.S. Treasury Bills
6.038%, 10/19/95                          $ 25,000    $ 24,927
6.020%, 11/16/95                            25,000      24,814
5.415%, 01/18/96                            25,000      24,590
5.600%, 02/08/96                            25,000      24,509
5.325%, 03/07/96                            50,000      48,820
5.820%, 07/25/96                            25,000      23,858
U.S. Treasury Notes
4.625%, 02/15/96                            25,000      24,904
5.875%, 05/31/96                            50,000      50,030
U.S. Treasury STRIPS
0.000%, 02/15/96                            25,000      24,485

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $270,937)                                        270,937

REPURCHASE AGREEMENTS--76.9%
BA Securities 6.200%, dated 09/29/95,
matures 10/02/95, repurchase price
$52,026,867 (collateralized by various
U.S. Treasury Notes, total par value
$51,671,898, 6.500%-7.750%, 04/30/97-
11/30/99: total market value $53,040,000)   52,000      52,000

Bear Stearns 6.150%, dated 09/29/95,
matures 10/02/95, repurchase price
$225,115,313 (collateralized by
various U.S. Treasury STRIPS, total
par value $342,941,777, 11/15/97-
02/15/03: total market value
$230,175,000)                              225,000     225,000

BT Securities 6.100%, dated 09/29/95,
matures 10/02/95, repurchase price
$50,025,417 (collateralized by U.S.
Treasury Note, par value $50,860,716,
6.125%, matures 05/31/97: total market
value $51,000,000)                          50,000      50,000

CS First Boston 5.730%, dated 09/25/95,
matures 10/02/95, repurchase price
$45,021,488 collateralized by U.S.
Treasury Note, par value $41,316,575,
7.875%, matures 11/15/04:
total market value $45,900,0000             45,000      45,000

Daiwa Securities 6.450%, dated
09/29/95, matures 10/02/95, repurchase
price $107,057,513 (collateralized by
various U.S. Treasury Bonds, total par
value $98,248,700, 7.250%-8.125%,
05/15/96-05/15/21: total market value
$109,140,000)                              107,000     107,000

Goldman Sachs 5.750%, dated 09/26/95,
matures 10/02/95, repurchase price
$45,021,563 (collateralized by U.S.
Treasury Bond, par value $28,557,191,
7.250%, matures 05/15/16, total market
value $45,900,000)                         $45,000     $45,000

Lehman Brothers 5.780%, dated 09/25/95,
matures 10/02/95, repurchase price
$45,021,675 (collateralized by various U.S.
Treasury Notes, total par value
$41,199,314, 6.875%-9.250%, 02/15/96-
03/31/00: total market value
$45,900,000)                                45,000      45,000

Merrill Lynch 5.700%, dated 09/29/95,
matures 10/02/95, repurchase price
$50,023,750 (collateralized by U.S.
Treasury Note, par value $50,885,656,
6.125%, matures 05/31/97: total market
value $51,000,000)                          50,000      50,000

Nomura Securities 5.810%, dated
9/28/95, matures 10/02/95, repurchase
price $45,021,788 (collateralized by
various U.S. Treasury Notes, total par
value $46,075,735, 5.625%-6.750%,
05/31/97-06/30/97: total market value
$45,900,000)                                45,000      45,000

Prudential Securities 6.200%, dated
9/29/95, matures 10/02/95, repurchase
price $34,681,639 (collateralized by
various U.S. Treasury Notes, total par
value $34,111,546, 5.750%-7.875%,
04/30/99-08/15/03: total market value
$35,357,004)                                34,664      34,664

UBS Securities 6.430%, dated 09/29/95,
matures 10/02/95, repurchase price
$190,815,050 (collateralized by
various U.S. Treasury Notes, total par
value $183,034,056, 4.000%-9.125%,
01/31/96-11/15/24: total market value
$194,527,117)                              190,713     190,713

TOTAL REPURCHASE AGREEMENTS
(Cost $889,377)                                        889,377

TOTAL INVESTMENTS--100.3%
(Cost $1,160,314)                                    1,160,314

OTHER ASSETS AND LIABILITIES--(0.3%)
Other Assets and Liabilities, Net                       (4,325)

NET ASSETS:
Portfolio shares--Institutional Class ($.01 par
value--20 billion authorized) based on
117,169,937 outstanding shares                      $  117,170

Portfolio shares--Corporate Trust Class ($.01 par
value--20 billion authorized) based on
1,038,787,512 outstanding shares                     1,038,788

Accumulated net realized gain on investments                31

TOTAL NET ASSETS:--100.0%                           $1,155,989

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS                $     1.00

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--CORPORATE TRUST CLASS              $     1.00

The accompanying notes are an integral part of the financial statements.

     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities


LIMITED TERM INCOME FUND

Description                             Par (000) Value (000)

ASSET BACKED SECURITIES--74.6%

ADJUSTABLE RATE MORTGAGES--3.3%
Merrill Lynch Mortgage Investors
1993-C A4
6.875%, 03/15/18 (B)                      $4,000     $4,000
AUTO COMPANY SUBSIDIARIES--AUTO--5.5%
Capital Auto Receivable Asset Trust 1993-1
5.850%, 02/15/98                             950        948
Premier Auto Trust 1992-1 A
5.750%, 07/15/97 (A)                         366        366
Premier Auto Trust 1992-5 B
4.900%, 12/15/95                           1,004        993
Premier Auto Trust 1993-4 B
4.950%, 02/02/99                             904        893
Premier Auto Trust 1994-2 B
6.500%, 06/02/00 (A)                       3,430      3,440
                                                      6,640

BANKS -- AUTO--8.5%
Boulevard Auto Trust 1993-1 A
4.550%, 03/15/98                             822        817
Midlantic Automobile Grantor Trust
1992-1 B
5.150%, 09/15/97                             842        840
New South Auto Trust 1994-B A
8.475%, 01/15/02                           3,057      3,139
Western Financial Grantor Trust
1993-2 A2
4.700%, 10/01/98                           2,019      1,989
Western Financial Grantor Trust
1994-3 B
6.650%, 12/01/99                           2,125      2,135
Zions Auto Trust 1993-1 B
5.650%, 06/15/99                           1,427      1,421
                                                     10,341

BANKS -- BOATS & R.V.'S--4.3%
CFC Grantor Trust TR14
7.150%, 11/15/06 (A)                       3,635      3,647
Chemical Financial Acceptance
1991-A A
6.450%, 12/15/97                           1,582      1,580
                                                      5,227

BANKS--CREDIT CARD RECEIVABLES--7.9%
First USA Credit Card Master Trust
1995-1 A
5.952%, 10/15/01 (B)                       4,100      4,098
MBNA Master Credit Card Trust 1994-BA
5.661%, 01/15/02 (B)                       5,500      5,472
                                                      9,570

BUSINESS CREDIT - AUTO--1.4%
Olympic Automobile Receivables Trust
1993-C B
4.600%, 02/15/00                          $1,708    $ 1,683

BUSINESS CREDIT - BUSINESS--4.1%
Leasing Solution Receivables 1994-1 A
5.575%, 03/15/99                             661        659
Leasing Solutions Receivables 1994-2 A
8.075%, 12/15/99                           1,957      1,977
Orix Credit Alliance Owner Trust
1993-A A2
4.300%, 08/17/98                           1,417      1,397
Orix Credit Alliance Owner Trust
1993-C B
4.600%, 08/17/98                             945        935
                                                      4,968

CONSUMER FINANCE - SECOND MORTGAGE RELATED--3.8%
HFC Home Equity Loan Trust
1992-2 B
6.850%, 11/20/12                           1,657      1,632
Household Finance 1992-3 A3
6.100%, 11/20/06 (B)                       1,707      1,689
Remodelers Home Improvement 1994-1 A
7.800%, 11/20/99 (A)                       1,263      1,267
                                                      4,588

CONSUMER FINANCE COMPANY - AUTO--1.2%
Auto Bond Receivables Trust 1993-1 A
6.125%, 11/15/98                           1,468      1,452

CONSUMER FINANCE - FIRST MORTGAGE RELATED--2.8%
Saxon Mortgage Securities
1994-4A 1A2
5.250%, 04/25/24                           3,469      3,404

EQUIPMENT LEASES--4.3%
JLC Lease Receivables Trust 1994-1 A
6.208%, 12/22/99 (B)                       4,241      4,242
World Omni Leasing 1993-1 B
5.000%, 05/17/99                             936        928
                                                      5,170

MEDICAL LEASES--2.9%
Amerisource Receivables Master Trust
1995-1 A
6.225%, 03/15/00 (A) (B)                   3,500      3,504

MORTGAGE BANKERS & LOANS - SECOND MORTGAGE
RELATED--13.0%
BCI Home Equity Loan 1991-1 A1
7.100%, 09/15/06                          $    1     $    1
BCI Home Equity Loan 1994-1 B
6.537%, 03/29/44 (B)                       2,327      2,335
Greentree Financial 1995 A-A1
7.000%, 04/15/20                           1,849      1,857
The Money Store Home Equity Loan
Trust 1992-D1 A1
6.500%, 01/15/04                           3,074      3,077
The Money Store Home Equity Loan
Trust 1993-B A1
5.400%, 08/15/05                           3,055      2,965
The Money Store Home Equity Loan
Trust 1994-C1 A1
6.775%, 09/15/07                           1,507      1,508
The Money Store Trust Series 1994-D1 A2
8.000%, 11/15/07                           4,000      4,082
                                                     15,825

RETAIL MALL MORTGAGES--6.8%
Bristol Oaks, L.P. 1994-1 B
6.525%, 07/10/99 (B)                       4,250      4,242
Potomac Mills Finance 1C
7.013%, 10/20/04 (B)                       4,000      4,000
                                                      8,242

VACATION HOME MORTGAGES--4.9%
Patten 1995-1A
7.250%, 08/01/11 (A) (B)                   4,000      3,994
RCI Vacation Ownership Mortgage
Trust 1991-B
7.500%, 08/25/98 (A)                       1,957      1,955
                                                      5,949

TOTAL ASSET BACKED SECURITIES
(Cost $90,396)                                       90,563

CORPORATE OBLIGATIONS--4.6%

ELECTRICAL SERVICES--0.8%
Houston Lighting & Power
8.625%, 01/15/96                           1,000      1,008

FINANCIAL SERVICES--1.2%
American General Finance
7.300%, 10/16/95                             500        500
Heller Financial
6.500%, 11/15/95                           1,000        999
                                                      1,499

FOOD, BEVERAGE & TOBACCO--0.8%
Philip Morris
8.875%, 07/01/96                          $  900    $   917

PAPER & PAPER PRODUCTS--0.4%
International Paper
9.625%, 10/15/95                             450        451

RETAIL--0.8%
Dayton Hudson
4.820%, 04/01/96                           1,000        994

WHOLESALE--0.6%
Supervalue
5.875%, 11/15/95                             750        750

TOTAL CORPORATE OBLIGATIONS
(Cost $5,787)                                         5,619

OTHER MORTGAGE BACKED OBLIGATIONS--11.8%
Capstead Securities IV 1992-3 B
8.000%, 06/25/22                           3,071      3,103
General Electric Capital Mortgage
1995-1 A1
8.350%, 02/25/25                           1,942      1,952
Mortgage Capital Funding
1993-C1 A1
5.250%, 05/25/15                           1,866      1,845
Mortgage Capital Funding
1993-C1 A2
6.512%, 05/25/15 (B)                       4,530      4,523
Mortgage Obligation Structured Trust
1993-1 A1
6.350%, 10/25/18                           1,411      1,399
RTC 1992-11 A1A
7.150%, 06/25/23                             564        546
RTC 1992-C7 B
7.000%, 10/25/24                             989        985

TOTAL OTHER MORTGAGE BACKED OBLIGATIONS
(Cost $14,331)                                       14,353

U.S. GOVERNMENT AGENCY OBLIGATIONS--2.1%
FNMA
8.650%, 08/25/18                           2,453      2,485

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,471)                                         2,485

TAXABLE MUNICIPAL BONDS--1.7%
Colorado Health Facilities
Authority (RB)
6.200%, 07/01/25 (B)                      $2,000   $  2,000

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,000)                                         2,000

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS--0.8%
FHLMC 1625-B
4.750%, 01/15/01                           1,000        991

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS
(Cost $1,001)                                           991

MASTER NOTES--1.2%
Goldman Sachs
5.830%, 10/03/95 (C)                       1,500      1,500

TOTAL MASTER NOTES
(Cost $1,500)                                         1,500

REPURCHASE AGREEMENTS--5.8%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$3,316,195 (collateralized by U.S.
Treasury STRIPS, total par value
$10,375,512, 11/15/00-11/15/24: total
market value $3,380,747)                   3,314      3,314

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$3,694,220 (collateralized by various
U.S. Treasury Bills, total par value
$788,853, 03/07/96-09/19/96: U.S.
Treasury Notes, total par value
$2,313,814, 7.625%-13.750%,
11/15/03-11/15/10: total market value
$3,766,348)                                3,693      3,693

TOTAL REPURCHASE AGREEMENTS
(Cost $7,007)                                         7,007

TOTAL INVESTMENTS--102.6%
(Cost $124,493)                                     124,518

OTHER ASSETS AND LIABILITIES--(2.6%)
Other Assets and Liabilities, Net                    (3,102)

NET ASSETS:
Portfolio shares--Institutional Class--
($.0001 par value--2 billion authorized)
based on 11,231,268 outstanding shares             $114,651

Portfolio shares--Retail Class A--($.0001
par value--2 billion authorized) based on
1,005,426 outstanding shares                         10,618

Undistributed net investment income                      38

Accumulated net realized loss on investments         (3,916)

Net unrealized appreciation of investments               25

TOTAL NET ASSETS:--100.0%                          $121,416

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
PER SHARE--INSTITUTIONAL CLASS                       $ 9.92

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                                $ 9.92

MAXIMUM SALES CHARGE OF 2.00%+                         0.20

OFFERING PRICE PER SHARE--RETAIL CLASS A             $10.12

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.00%.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited Investors". These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(B) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995.

(C) Variable Rate Security with Demand Features--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995. The date shown is the longer of the reset or demand date.

     FHLMC--Federal Home Loan Mortgage Corporation
     FNMA--Federal National Mortgage Association
     RB--Revenue Bond
     RTC--Resolution Trust Corporation
     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities

INTERMEDIATE TERM INCOME FUND

Description                               Par (000) Value (000)

U.S. TREASURY OBLIGATIONS--59.8%
U.S. Treasury Notes
5.500%, 07/31/97                          $12,590     $12,517
5.125%, 02/28/98                           11,115      10,926
5.125%, 11/30/98                           10,615      10,368
6.750%, 04/30/00                            5,230       5,377
6.250%, 02/15/03                            8,915       8,966
7.250%, 08/15/04                            5,770       6,166

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $53,380)                                         54,320

OTHER MORTGAGED BACKED OBLIGATIONS--9.9%
Drexel Burnham Lambert Trust S2
9.000%, 08/01/18                               91          96
GECMS
6.000%, 04/25/09                            2,925       2,822
Kidder Peabody Mortgage Assets
Trust 6F
7.950%, 07/20/18                              513         516
MDC Mortgage Funding P3
8.200%, 11/20/17                               22          23
Morgan Stanley Mortgage Trust W5
9.050%, 05/01/18                              168         177
Prudential Home Mortgage Securities
1992-A3
7.000%, 04/25/99                            1,978       2,010
Prudential Home Mortgage Securities
Remic 1994-28
6.801%, 09/25/01                            2,275       2,239
Resolution Trust 1991-M6 B2
7.000%, 06/25/21 (B)                        1,170       1,154

TOTAL OTHER MORTGAGED BACKED OBLIGATIONS
(Cost $8,828)                                           9,037

CORPORATE OBLIGATIONS--9.5%
Bear Stearns
6.500%, 06/15/00                            2,800       2,779
Cigna
7.400%, 01/15/03                            3,075       3,106
Farmers Group
8.250%, 07/15/96                              320         325
GMAC
7.650%, 01/16/98                            2,385       2,451

TOTAL CORPORATE OBLIGATIONS
(Cost $8,768)                                           8,661

ASSET BACKED SECURITIES--7.4%
BW Home Equity Trust 1990-1 1
9.250%, 09/15/05                               25          26
Chemical Financial Acceptance 1991-A 1
6.450%, 12/15/97                              577         577
Fleet Finance Home Equity 1990-1
8.900%, 01/16/06                               90          92
Household Finance Home Equity 1993-2 A3
4.650%, 12/20/08                          $ 2,101     $ 2,044
Olympic Auto Receivables Trust 1993-D
4.750%, 07/15/00                            1,574       1,550
Olympic Auto Receivables Trust 1994-A
5.700%, 01/15/01                              368         366
Zale Funding Series 94-1, Class B
7.500%, 05/15/03 (B)                        2,000       2,036

TOTAL ASSET BACKED SECURITIES
(Cost $6,669)                                           6,691

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS--6.6%
FHLMC
6.000%, 11/15/08                            3,500       3,188
7.550%, 05/15/20                               93          92
8.000%, 10/15/20                            2,630       2,704
FNMA
14.750%, 03/01/12                               1           1

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS
(Cost $6,192)                                           5,985

MASTER NOTES--1.6%
Goldman Sachs
5.830%, 10/03/95 (A)                        1,435       1,435

TOTAL MASTER NOTES
(Cost $1,435)                                           1,435

REPURCHASE AGREEMENTS--4.1%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$1,126,239 (collateralized by various
U.S. Treasury STRIPS, total par value
$3,523,710, 11/15/00 - 11/15/24,
total market value $1,148,162)             1,126       1,126

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$2,557,464 (collateralized by various
U.S. Treasury Bills, total par value
$546,114, 03/07/96 - 09/19/96: U.S.
Treasury Bonds, total par value
$1,601,826, 7.625% - 13.750%,
11/15/03 - 11/15/10: total market
value $2,607,398)                          2,556       2,556

TOTAL REPURCHASE AGREEMENTS
(Cost $3,682)                                          3,682

TOTAL INVESTMENTS--98.9%
(Cost $88,954)                                        89,811

OTHER ASSETS AND LIABILITIES--1.1%
Other assets and liabilities, Net                      1,001

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 8,887,937 outstanding shares                $87,916

Portfolio shares--Retail Class A ($.0001
par value--2 billion authorized) based on 245,108
outstanding shares                                     2,494

Undistributed net investment income                        1

Accumulated net realized loss on investments            (456)

Net unrealized appreciation of investments               857

TOTAL NET ASSETS:--100.0%                            $90,812

NET ASSET VALUE, OFFERING PRICE, AND
REDEMPTION PRICE PER SHARE--INSTITUTIONAL CLASS       $ 9.94

NET ASSET VALUE AND REDEMPTION PRICE
PER SHARE--RETAIL CLASS A                             $ 9.94

MAXIMUM SALES CHARGE OF 3.75%+                          0.39

OFFERING PRICE PER SHARE--RETAIL CLASS A              $10.33

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%.

(A) Variable Rate Security with Demand Features--the rate reported on the Statement of Net Assets is the rate in effect as of September 30,1995. The date shown is the longer of the reset date or the demand date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.

     FHLMC--Federal Home Loan Mortgage Corportation
     FNMA--Federal National Mortgage Association
     GMAC--General Motors Acceptance Corporation
     GECMS--General Electric Capital Marketing Service
     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities



FIXED INCOME FUND

Description                             Par (000) Value (000)

U. S. TREASURY OBLIGATIONS--53.3%
U.S. Treasury Bond
7.125%, 02/15/23                         $39,865     $ 42,258
U.S. Treasury Notes
5.500%, 07/31/97                          41,865       41,624
5.125%, 02/28/98                          28,780       28,291
5.125%, 11/30/98                           9,725        9,499
6.750%, 04/30/00                          29,365       30,191
7.250%, 08/15/04                           9,315        9,955
U.S. Treasury STRIPS
0.000%, 02/15/99                           1,055          866

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $158,734)                                       162,684

OTHER MORTGAGE-BACKED OBLIGATIONS--17.7%
Collateralized Mortgage Corporation
88-13 C
8.000%, 09/20/19                             126          128
Countrywide Mortgage-Backed
Securities 1994-GA3
6.500%, 04/25/24                           2,380        2,331
Drexel Burnham Lambert Trust S-2
9.000%, 08/01/18                             796          840
General Electric Capital Marketing
1994-12 A4
6.000%, 04/25/09                           3,125        3,015
General Electric Capital Mortgage
1994-11 A1
6.500%, 03/25/24                           4,295        4,271
General Electric Capital Mortgage
1994-17 A6
7.000%, 05/25/24                           7,000        6,877
General Electric Capital Mortgage
1994-17 A7
7.000%, 05/25/24                           5,179        4,885
Goldman Sachs Trust 1 A
6.388%, 05/01/17 (A)                       6,454        6,450
J.P. Morgan Commercial Mortgage
Finance 1995-C1 B
7.618%, 07/25/10                          10,329       10,444
Merrill Lynch Mortgage Investors
1993-A4
6.875%, 03/15/18 (A)                       6,000        6,000
Prudential Home Mortgage Securities
1994-28
6.801%, 09/25/01 (C)                       5,975        5,882
Prudential Home Mortgage Securities
1994-6 A3
7.000%, 04/25/99                             848          861
Residential Funding 1992-36 A2 P11
5.700%, 11/25/07                           1,097        1,079
RTC 1991-M6 B2
7.000%, 06/25/21 (C)                         924          912

TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
(Cost $52,850)                                         53,975

CORPORATE DEBT OBLIGATIONS--11.0%
Bear Stearns
9.125%, 04/15/98                         $ 1,000      $ 1,061
8.750%, 03/15/04                           1,000        1,105
Cigna
7.400%, 01/15/03                          10,250       10,352
Farmers Group
8.250%, 07/15/96                           1,755        1,785
General Foods
6.000%, 06/15/01                           1,440        1,413
General Motors Acceptence
6.150%, 05/11/98                           2,025        2,012
Morgan Stanley Group
7.320%, 01/15/97                             250          253
Nationsbank
7.750%, 08/15/04                           1,000        1,060
Santander Financial Issuances
6.800%, 07/15/05                           9,465        9,311
Torchmark
9.625%, 05/01/98                             250          268
7.875%, 05/15/23                           5,000        5,038

TOTAL CORPORATE DEBT OBLIGATIONS
(Cost $33,467)                                         33,658

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS--6.2%
FHLMC
6.000%, 11/15/08                           1,275        1,162
6.500%, 12/15/23                           5,439        5,008
6.500%, 01/15/24                           6,445        5,429
7.000%, 02/15/24                           7,133        7,180

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS
(Cost $18,176)                                         18,779

ASSET BACKED SECURITIES--4.4%
BW Home Equity Trust 1990-1 1
9.250%, 09/15/05                              81           84
CoreStates Home Equity Trust 1994-2 A2
7.000%, 10/15/09                           6,500        6,501
Dillon Reed Structured Finance
1993-K1 A1
6.660%, 08/15/10                             580          558
Kidder Peabody Acceptance Brandon
Development
7.870%, 01/01/16 (C)                         628          569
Kidder Peabody Acceptance Lake Mary
Development
7.870%, 01/01/16 (C)                       1,296        1,174
Morgan Stanley Mortgage Trust
9.050%, 05/01/18                          $   40     $     42
Olympic Auto Receivables Trust 1994-A
5.700%, 01/15/01                             473          470
Zale Funding 1994-1 B
7.500%, 05/15/03 (C)                       4,100        4,174

TOTAL ASSET BACKED SECURITIES
(Cost $12,950)                                         13,572

TAXABLE MUNICIPAL BONDS--3.1%
Minneapolis, Minnesota, Single Family Mortgage,
Callable 10/01/05 @ 100 (RB)
6.920%, 04/01/09                           8,415        8,415
San Diego County, California Pension
Obligation, Series A(RB)(AMBAC)
6.560%, 08/15/06                           1,000          980

TOTAL MUNICIPAL BONDS
(Cost $9,383)                                           9,395

MASTER NOTE--1.0%
Goldman Sachs
5.830%, 10/3/95 (B)                        2,960        2,960

TOTAL MASTER NOTE
(Cost $2,960)                                           2,960

REPURCHASE AGREEMENT--5.0%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$6,766,517 (collateralized by various
U.S. Treasury STRIPS, total par value
$21,170,673, 05/15/00 - 05/15/24:
total market value $6,898,232)             6,763        6,763

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$8,381,012 (collateralized by various
U.S. Treasury Bills, total par value
$1,789,657, 03/07/96 - 09/19/96: U.S.
Treasury Bonds, total par value
$5,249,310, 7.625% - 13.750%,
11/15/03 - 11/15/10: total market
value $8,544,647)                          8,377        8,377

TOTAL REPURCHASE AGREEMENT
(Cost $15,140)                                         15,140

TOTAL INVESTMENTS--101.7%
(Cost $303,659)                                       310,163

OTHER ASSETS AND LIABILITIES--(1.7%)
Other Assets and Liabilities, Net                      (5,214)

NET ASSETS:
Portfolio Shares--Institutional Class ($.0001
par value--2 billion authorized) based on
26,410,097 outstanding shares                        $280,882

Portfolio Shares--Retail Class A ($.0001 par
value--2 billion authorized) based on 715,075
outstanding shares                                      7,906

Portfolio Shares--Retail Class B ($.0001 par
value--2 billion authorized) based on 665,639
outstanding shares                                      7,159

Undistributed net investment income                       134

Accumulated net realized gain on investments            2,364

Net unrealized appreciation of investments              6,504

TOTAL NET ASSETS:--100.0%                            $304,949

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION

PRICE PER SHARE--INSTITUTIONAL CLASS                 $  10.97

NET ASSET VALUE AND REDEMPTION PRICE
PER SHARE--RETAIL CLASS A                              $10.98

Maximum sales charge of 3.75%+                           0.43

OFFERING PRICE PER SHARE--RETAIL CLASS A               $11.41

NET ASSET VALUE AND OFFERING PRICE PER
SHARE--RETAIL CLASS B (1)                              $10.94

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%.

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995.

(B) Variable Rate Security with Demand Features--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995. The date shown is the longer of the reset date or the demand date.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1993, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guide lines established by the Board of Directors.

     AMBAC--American Municipal Bond Assurance Company
     FHLMC--Federal Home Loan Mortgage Corporation
     RB--Revenue Bond
     RTC--Resolution Trust Corporation
     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities



INTERMEDIATE GOVERNMENT BOND FUND

Description                              Par (000) Value (000)

U.S. TREASURY OBLIGATIONS--85.3%
U.S. Treasury Notes
6.125%, 07/31/96                         $ 3,000    $ 3,009
6.250%, 08/31/96                           3,000      3,013
6.875%, 10/31/96                           3,500      3,540
6.500%, 05/15/97                           2,000      2,020
6.500%, 08/15/97                           7,000      7,079
7.375%, 11/15/97                          11,500     11,834
7.875%, 04/15/98                           6,000      6,275
5.125%, 11/30/98                           4,500      4,395
6.750%, 05/31/99                           9,000      9,224
6.875%, 07/31/99                           3,000      3,088
7.125%, 09/30/99                           9,000      9,352
6.875%, 03/31/00                           4,000      4,130
6.250%, 05/31/00                           1,000      1,009
7.875%, 08/15/01                           2,000      2,175
7.500%, 11/15/01                           5,750      6,158
7.500%, 05/15/02                           2,000      2,151
6.375%, 08/15/02                             250        254
7.250%, 05/15/04                           8,600      9,178

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $84,794)                                       87,884

U.S. GOVERNMENT AGENCY OBLIGATIONS--11.9%
FHLB
6.200%, 01/22/96                           2,000      2,004
7.900%, 12/20/96                           1,000      1,003
7.750%, 02/26/97                           3,000      3,076
7.870%, 12/15/97                           3,000      3,113
6.975%, 07/26/99                           1,000      1,032
7.440%, 08/10/01                           1,000      1,057
SLMA
6.490%, 05/01/96 (A)                       1,000      1,005

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,039)                                       12,290

REPURCHASE AGREEMENTS--0.6%
Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$625,824 (collateralized by various
U.S. Treasury Bills, total par value
$133,637, 06/07/96-09/19/96: U.S.
Treasury Bonds, total par value
$391,975, 7.625%-12.750%,
11/15/03-11/15/10: total market value
$638,043)                                    626        626

TOTAL REPURCHASE AGREEMENTS
(Cost $626)                                             626

TOTAL INVESTMENTS--97.8%
(Cost $97,459)                                      100,800

OTHER ASSETS AND LIABILITIES--2.2%
Other Assets and Liabilities, Net                   $ 2,228

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized) based on
10,785,155 outstanding shares                        96,942

Portfolio shares--Retail Class A ($.0001
par value--2 billion authorized) based on
307,668 outstanding shares                            2,891

Undistributed net investment income                       9

Accumulated net realized loss on investments           (155)

Net unrealized appreciation of investments            3,341

TOTAL NET ASSETS:--100.0%                          $103,028

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
PER SHARE--INSTITUTIONAL CLASS                       $ 9.29

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                                $ 9.29

MAXIMUM SALES CHARGE OF 3.00%+                         0.29

OFFERING PRICE PER SHARE--RETAIL CLASS A             $ 9.58

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Floating Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995.

     FHLB--Federal Home Loan Bank
     SLMA--Student Loan Marketing Association

MORTGAGE SECURITIES FUND

Description                      Par (000) Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS--76.5%
FHLMC
7.250%, 12/01/98                   $   80    $   80
7.750%, 10/01/01                       64        64
8.500%, 10/01/01                       55        57
8.500%, (REMIC) Pool 118-E
 05/15/05                             248       249
7.400%, (REMIC) Pool 1342-F
 10/15/05                           1,550     1,558
6.500%, 09/01/07                      214       207
8.000%, 04/01/08                      268       272
8.000%, 10/01/08                      135       137
6.000%, (CMO) Pool 1606-H
 11/15/08                             615       560
8.750%, 09/01/09                      372       384
8.500%, 01/01/10                      123       127
14.500%, 02/01/11                       2         2
8.000%, 06/01/16                       97        98
9.000%, 07/01/16                       54        56
8.000%, 10/01/16                      133       135
7.500%, 11/01/16                      102       102
5.000%, 11/15/17                    1,500     1,448
FNMA
8.000%, 08/01/96                        2         2
8.670%, 06/01/97 (A)                   20        19
6.000%, (REMIC) Pool 1993-212
 10/25/98                           1,148     1,144
5.750%, (REMIC) Pool 1993-181-DA
 11/25/98                             962       952
8.000%, 05/01/08                      207       212
6.000%, 06/25/08                    1,300     1,209
7.000%, 11/25/10                      151       151
14.750%, 03/01/12                      52        60
5.900%, (REMIC) Pool 1993-G93-26
 07/25/15                           1,500     1,464
8.250%, (REMIC) Pool G-19-D
 07/25/15                             730       732
8.500%, 01/01/17                      167       173
7.500%, 04/01/18                       99       100
7.000%, (REMIC) Pool 1992-180-H
 10/25/19                           1,500     1,495
6.750%, 11/25/19                    1,000       986
5.000%, (REMIC) Pool 1993-97
 05/25/23                           1,400     1,334
GNMA
10.250%, 05/15/98                      41        44
10.750%, 09/15/98                      34        37
10.750%, 10/15/00                      71        77
10.750%, 01/15/01                     100       108
6.500%, 06/15/03                      147       142
8.000%, 08/15/06                      117       121
8.000%, 08/15/07                      174       179
8.500%, 07/15/08                       36        38
8.500%, 08/15/08                      249       259
9.500%, 08/15/09                       12        13
14.000%, 10/15/12                       9        11
12.000%, 03/15/14                      55        63
12.000%, 03/15/15                      28        32
12.000%, 04/15/15                      25        29
12.000%, 06/15/15                  $   47   $    53
10.000%, 03/15/16                      28        31
9.500%, 09/15/16                      181       194
9.000%, 10/15/16                       17        18
9.000%, 02/15/17                      344       362
9.500%, 11/15/18                      404       431
6.500%, 02/16/23                    2,297     2,207

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS
(Cost $19,890)                               20,018

OTHER MORTGAGE-BACKED OBLIGATIONS--15.1%
American Housing Trust 3 B
7.500%, 08/25/12                         1,062       1,066
Bear Stearns Secured Investors Trust
1991-2 E
7.500%, 12/20/98                         1,500       1,519
Collateralized Mortgage Obligation
Trust 63 D
9.000%, 04/20/97                           897         901
Morgan Stanley Mortgage Trust W 5
9.050%, 05/01/18                           427         450

TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
(Cost $3,936)                                        3,936

U. S. TREASURY OBLIGATIONS--3.7%
U.S. Treasury Notes
6.750%, 04/30/00                           480         493
6.250%, 02/15/03                           480         483

TOTAL U. S. TREASURY OBLIGATIONS
(Cost $962)                                            976

REPURCHASE AGREEMENTS--3.9%
Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$1,014,251 (collateralized by various
U.S. Treasury Bills, total par value
$216,580, 03/07/96 - 09/19/96: U.S.
Treasury Bonds, total par value $635,259,
7.625% - 13.750%, 11/15/03 - 11/15/10:
total market value $1,034,053)                       1,014

TOTAL REPURCHASE AGREEMENTS (Cost $1,014)            1,014

TOTAL INVESTMENTS--99.2% (Cost $25,802)             25,944

OTHER ASSETS AND LIABILITIES--0.8%
Other Assets and Liabilities, Net                      214

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 2,545,986 outstanding shares              $25,862

Portfolio shares--Retail Class A ($.0001
par value--2 billion authorized) based on
18,431 outstanding shares                              185

Accumulated net realized loss on investments           (31)

Net unrealized appreciation of investments             142

TOTAL NET ASSETS:--100.0%                          $26,158

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS               $ 10.20

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                              $ 10.20

MAXIMUM SALES CHARGE OF 3.75%+                        0.40

OFFERING PRICE PER SHARE--RETAIL CLASS A           $ 10.60


The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995.

     CMO--Collateralized Mortgage Obligation
     FHLMC--Federal Home Loan Mortgage Corporation
     FNMA--Federal National Mortgage Association
     GNMA--Government National Mortgage Association
     REMIC--Real Estate Mortgage Investment Conduit



LIMITED TERM TAX FREE INCOME FUND

Description                            Par (000)/Shares Value (000)

MUNICIPAL BONDS--88.4%

ALASKA--3.7%
North Slope Borough, Series 1994 B (GO)
(CGIC)
5.200%, 06/30/96                               $250      $252

ARIZONA--6.0%
Maricopa County, Elementary School
District #17 (GO) (AMBAC)
0.000%, 07/01/98                                465       413

CALIFORNIA--7.0%
Roseville, Joint Union High School
District (GO) (FGIC)
0.00%, 08/01/97                                 250       232
San Gorgonio, Memorial Health Care
District, Insured Health Facility,
Series 95 (RB) (CMI)
5.150%, 06/01/97                                250       252
                                                          484

COLORADO--9.0%
Adams County (GO)
7.200%, 12/15/97                                200       208
Denver City & County Airport, Series C,
Mandatory Put @ 100 (RB) (ST)
6.000%, 04/01/97 (B)                            400       410

TOTAL COLORADO                                            618

ILLINOIS--3.7%
Aurora, Kane, & Dupage Counties, Single
Family Mortgage, Series 95 A (RB)
(GNMA) (AMT)
6.100%, 04/01/08                                250       251

MASSACHUSETTS--3.7%
Housing Finance Agency, Insured Rental
Housing, Series A (RB) (AMBAC) (AMT)
4.900%, 01/01/97                                250       251

MINNESOTA--32.4%
Crosby, Minnesota Power & Light (RB)
4.600%, 06/01/96 (A)                            240       240
Dakota County, Housing & Redevelopment
Authority, Callable 04/01/05 @ 102 (RB)
(AMT) (GNMA/FNMA)
6.000%, 10/01/14                                250       248
Fridley, Commercial Development,
Mandatory Put @ 100 (RB) (AMT)
4.900%, 09/01/96 (B)                            235       236
Housing Finance Agency, Single Family
Mortgage, Series C (RB)
5.800%, 07/01/96                           $    180    $  181
Minneapolis, Special School District #1
(COP) (MLO)
4.750%, 06/01/96                                300       301
Northern Municipal Power Agency (RB)
7.000%, 01/01/97                                220       226
Southern Municipal Power Agency (RB)
5.000%, 01/01/98                                250       253
St Paul, Independent School District
#625 (GO) (ISF)
6.500%, 02/01/97                                300       312
West St. Paul, School District #197
(GO) (ISF) (MBIA)
0.000%, 02/01/98                                250       226
                                                        2,223

MISSISSIPPI--7.3%
Delta Correctional Facilities Authority
(RB) (CGIC) (MLO)
4.450%, 07/01/98                                500       501

TENNESSEE--4.0%
Local Development Authority,
Community Provider Loan Program (RB)
4.600%, 10/01/96                                275       276

TEXAS--4.8%
State (GO)
6.700%, 12/01/96                                320       330

WISCONSIN--3.1%
Williams Bay, School District (GO)
(AMBAC)
7.125%, 04/01/98                                200       213

WYOMING--3.7%
State Student Loan Program (RB) (AMT)
6.000%, 12/01/97                                250       255

TOTAL MUNICIPAL BONDS
(Cost $6,009)                                           6,067

CASH EQUIVALENTS--9.6%
Federated Minnesota Municipal Cash
Trust                                       336,160       336
Federated Tax Free Money Market             324,798       325

TOTAL CASH EQUIVALENTS
(Cost $661)                                               661

TOTAL INVESTMENTS--98.0%
(Cost $6,670)                                           6,728

OTHER ASSETS AND LIABILITIES--2.0%
Other Assets and Liabilities, Net                         138

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 630,929 outstanding shares                    $6,281

Portfolio shares--Retail Class A ($.0001
par value--2 billion authorized) based
on 51,708 outstanding shares                              512

Undistributed net investment income                        16

Accumulated net realized loss on investments               (1)

Net unrealized appreciation on investments                 58

TOTAL NET ASSETS:--100.0% $6,866

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS $10.06

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE--
RETAIL CLASS A                                         $10.06

MAXIMUM SALES CHARGE OF 2.00%+                           0.21

OFFERING PRICE PER SHARE--RETAIL CLASS A               $10.27

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.00%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995.

(B) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

     AMT--Alternative Minimum Tax
     AMBAC--American Municipal Bond Assurance Company
     CGIC--Capital Guaranty Insurance Company
     CMI--California Mortgage Insurers
     COP--Certificates of Participation
     FNMA--Federal National Mortgage Association
     FGIC--Financial Guaranty Insurance Corporation
     GNMA--Government National Mortgage Association
     GO--General Obligation
     ISF--Insured by State Funds
     MBIA--Municipal Bond Insurance Association
     MLO--Municipal Lease Obligation
     RB--Revenue Bond
     ST--Sumitomo Trust


INTERMEDIATE TAX FREE FUND

Description                         Par (000)/Shares Value (000)

MUNICIPAL BONDS--94.6%

CALIFORNIA--8.8%
Contra Costa, Water District, Callable
10/01/04 @ 102 (RB) (MBIA)
5.800%, 10/01/07                            $1,000    $1,041
Orange County, Refunding Recovery (RB)
(MBIA)
5.000%, 06/01/01                               500       503
Orange County, Transportation Authority, Callable
02/15/02 @ 102 (RB)
5.700%, 02/15/03                               200       205
San Bernadino County, Medical Center,
Series A (MLO) (MBIA)
4.800%, 08/01/00                               500       507
San Diego, District Number 1 Park
Facilities, Callable 01/01/04 @ 101, (RB)
5.625%, 01/01/06                               200       208
State Health Facilities Authority,
Callable 10/01/98 @ 102 (RB) (CMI)
7.250%, 10/01/99                               500       538
Suisun City, Redevelopment Agency Tax Allocation,
Pre-refunded @ 102 (RB)
7.250%, 04/01/00 (A)                         1,000     1,131
                                                       4,133

COLORADO--8.5%
Arvada, Sales & Use Tax, Callable
12/01/2002 @ 100 (RB) (FGIC)
5.900%, 12/01/05                             1,000     1,045
Colorado Springs Utilities, Crossover
Refunding, Series A (RB)
6.350%, 11/15/01                             1,000     1,105
State Health Facilities Authority, Vail
Valley Medical Center, Series A (RB)
5.300%, 01/15/00                               500       500
5.450%, 01/15/01                               500       500
State Housing Finance Authority, Single
Family Mortgages, Callable 08/01/99 @
102 (RB) (FHA/VA)
7.400%, 08/01/09                               815       839
                                                       3,989

FLORIDA--2.4%
North Brevard County, Health, Hospital,
& Nursing Home Improvements, Jess
Parish Memorial Hospital (RB) (AMBAC)
6.800%, 09/01/96                                15        15
Reedy Creek, Utility, Callable 10/01/97
@ 102 (RB)
8.900%, 10/01/03                             1,000     1,105
                                                       1,120

ILLINOIS--5.5%
Aurora, Kane, & Dupage Counties, Single
Family Mortgage, Series 1995-A (RB)
(GNMA) (AMT)
6.100%, 04/01/08                            $  750    $  754
Peoria, Moline, & Freeport, Single
Family Mortgages, Series 1995-A,
Callable 10/01/05 @103 (RB) (AMT)
5.600%, 10/01/10 (B)                         1,270     1,272
State Development Finance Authority,
Lockport Township High School
(RB)(FGIC)
0.000%, 01/01/01                               750       582
                                                       2,608

INDIANA--0.9%
Perry Township, Multi-School Building, Escrowed To
Maturity (RB) (STAID)
7.000%, 07/01/97                                15        16
State Housing Finance Authority,
Callable 01/01/98 @ 102.5 (RB) (FPI)
7.800%, 01/01/99                               415       429
                                                         445

IOWA--0.2%
Davenport, Home Ownership Mortgage,
Series 1994 (RB)
4.000%, 03/01/03                                75        74

MICHIGAN--5.0%
Dearborn School District, Callable
05/01/03 @ 101.5 (GO) (MBIA)
4.850%, 05/01/05                             1,100     1,079
Detroit, Pre-refunded @ 102 (GO)
8.000%, 04/01/01 (A)                         1,000     1,176
St. Joseph, Hospital Finance Authority
(RB) (AMBAC)
4.750%, 01/01/02                               100        99
                                                       2,354

MINNESOTA--16.3%
Anoka County, Solid Waste Disposal (RB)
(CFC) (AMT)
6.000%, 12/01/98                             1,000     1,042
Bloomington, Mall of America, Series A,
Callable 02/01/04 @ 100 (RB)
5.450%, 02/01/09                             1,000     1,023
Burnsville Apartment Projects, Series A,
Putable 12/01/98 @ 100, Callable 06/01/95
@ 101 (RB)
5.000%, 12/01/08                             1,000     1,000
Minneapolis & St Paul, Housing &
Redevelopment Authority, Callable
11/15/03 @ 102 (RB) (AMBAC)
4.750%, 11/15/18                            $1,000    $  845
Minneapolis, Hennepin Avenue,
Series C (GO)
6.200%, 03/01/02                               800       860
Robbinsdale, North Memorial Medical
Center, Callable 05/15/03 @ 102 (RB)
(AMBAC)
5.450%, 05/15/13                             1,000       958
Southern Minnesota Municipal Power
Authority, Callable 01/01/03 @ 102 (RB)
(FGIC)
5.000%, 01/01/06                               500       496
Wayzata, School District, Series B,
Callable 02/01/03 @ 100 (RB) (FGIC)
4.900%, 02/01/07                             1,500     1,435
                                                       7,659

MISSISSIPPI--2.0%
Delta Correctional Facilities Authority
(RB) (MLO) (FGIC)
4.950%, 07/01/01                               925       934

MISSOURI--2.3%
Kansas City, School District (RB) (MLO) (FGIC)
6.300%, 02/01/00                             1,000     1,071

NEW JERSEY--2.2%
State Transportation System, Series A
(RB) (AMBAC)
5.200%, 12/15/00                             1,000     1,033

NEW MEXICO--1.7%
Farmington, Utility Systems, Escrowed
to Maturity (RB)
10.000%, 01/01/02                              685       814

NEW YORK--3.0%
Environmental Facilities, Pollution Control,
Callable 11/15/04 @ 102 (RB)
6.400%, 05/15/06                            1,250      1,405

NORTH DAKOTA--3.4%
Bismarck, Hospital Authority (RB)
(AMBAC)
6.250%, 05/01/99                            1,000      1,055
Fargo, Water Utilities, Callable
01/01/2000 @ 100 (RB)
5.900%, 01/01/02                              500        523
State Bank Capital Financing Program,
Series E (GO)
6.400%, 12/01/95                               20         20
                                                       1,598

OHIO--4.4%
Kings County, Local School District,
Callable 12/01/05 @100 (GO) (FGIC)
5.750%, 12/01/10                         $1,000       $1,020
West Clermont, Local School District,
Callable 12/01/05 @ 100 (GO) (AMBAC)
5.650%, 12/01/08                          1,030        1,061
                                                       2,081

OKLAHOMA--0.6%
Oklahoma County, Home Finance
Authority, Pre-refunded @ 100 (RB)
0.000%, 03/01/06 (A)                        790          262

OREGON--2.8%
Deschutes & Jefferson Counties,
School District (GO) (MBIA)
5.000%, 06/01/02                            500          511
Multnomah County, School District (GO)
5.100%, 06/01/03                            500          508
State (GO)
7.000%, 07/01/01                            250          283
                                                       1,302

PENNSYLVANIA--2.4%
Northumberland County, Commonwealth
Lease, Callable 10/15/01 @ 100 (RB) (MLO)
6.600%, 10/15/02                          1,000        1,108

PUERTO RICO--3.0%
Commonwealth (GO) (MBIA)
5.500%, 07/01/01                          1,000        1,050
Housing Finance Authority, Single
Family Mortgage (RB) (GNMA)
5.800%, 10/15/00                            250          256
6.000%, 02/01/02                            110          113
                                                       1,419

SOUTH DAKOTA--1.2%
Sioux Falls (GO) (MLO)
6.450%, 08/01/01                            500          549

TENNESSEE--1.1%
Nashville & Davidson County,
Metropolitan Government, Callable
12/01/01 @ 100 (GO)
6.200%, 12/01/09                            500          528

TEXAS--0.0%
San Antonio, Electric & Gas
Improvement (RB)
6.900%, 02/01/96                             15           15

UTAH--1.2%
Intermountain Power, Callable
07/01/98 @ 102 (RB)
7.625%, 07/01/08                         $  500       $  543

VIRGINIA--8.7%
Peninsula Regional Jail Authority
(RB) (MBIA)
5.300%, 10/01/09                          1,000          988
Riverside, Regional Jail Authority,
Callable 07/01/05 @ 102 (RB) (MBIA)
5.700%, 07/01/08                          2,000        2,079
Virginia Beach, Callable 11/01/04
@ 102 (GO) (STAID)
5.500%, 11/01/05                          1,000        1,018
                                                       4,085

WASHINGTON, D.C.--0.4%
District of Columbia, Callable
06/01/98 @ 101.5 (GO) (MBIA)
6.750%, 06/01/01                            200          213

WEST VIRGINIA--2.1%
State Hospital Finance Authority,
(RB) (MBIA)
5.000%, 09/01/05                          1,000          988

WISCONSIN--4.5%
Milwaukee County, Callable 09/01/02
@ 100 (GO)
5.550%, 09/01/03                          1,000        1,039
Oak Creek, Water Works System,
Callable 12/01/95 @ 100 (RB)
5.600%, 12/01/96                             25           25
State, Pre-refunded @ 100 (GO)
6.900%, 05/01/98 (A)                      1,000        1,062
                                                       2,126

TOTAL MUNICIPAL BONDS
(Cost $43,322)                                        44,456

CASH EQUIVALENTS--3.9%
Federated Minnesota Municipal Cash
Trust                                      782,812       783
Federated Tax Free Money Market          1,046,031     1,046

TOTAL CASH EQUIVALENTS
(Cost $1,829)                                          1,829

TOTAL INVESTMENTS--98.5%
(Cost $45,151)                                        46,285

OTHER ASSETS AND LIABILITIES--1.5%
Other Assets and Liabilities, Net                        723

NET ASSETS:
Portfolio shares--Institutional Class ($.0001 par
value--2 billion authorized) based on 4,295,302
outstanding shares                                   $44,561

Portfolio shares--Retail Class A ($.0001 par
value--2 billion authorized) based on 91,683
outstanding shares                                       977

Undistributed net investment income                        1

Accumulated net realized gain on investments             335

Net unrealized appreciation of investments             1,134

TOTAL NET ASSETS:--100.0%                            $47,008

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS                 $ 10.72

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                                $ 10.72

MAXIMUM SALES CHARGE OF 3.00%+                          0.33

OFFERING PRICE PER SHARE--RETAIL CLASS A             $ 11.05

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) The Pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B)  When issued security (Total cost $1,270,000)

     AMBAC--American Municipal Bond Assurance Company
     AMT--Alternative Minimum Tax
     CFC--National Rural Utilities Co-op Finance Corporation
     CMI--California Municipal Insurers
     COP--Certificates of Participation
     FGIC--Federal Guaranty Insurance Company
     FHA--Federal Housing Authority
     FPI--Foremost Pool Insurance
     GO--General Obligation
     GNMA--Government National Mortgage Association
     LOC--Letter of Credit
     MBIA--Municipal Bond Insurance Association
     MLO--Municipal Lease Obligation
     RB--Revenue Bond
     STAID--State Aid Withholding
     VA--Veterans Administration



COLORADO INTERMEDIATE TAX FREE FUND

Description                        Par (000)/Shares Value (000)

MUNICIPAL BONDS--97.2%

COLORADO--97.2%
Adams County, School District #12,
Callable 12/15/96 @ 101 (GO)
7.650%, 12/15/03                          $  975    $1,018
Arapahoe County, Cherry Creek School
District #5, Callable 12/15/00 @ 101
(GO)
6.800%, 12/15/01                           1,000     1,111
Arapahoe County, Cherry Creek School
District #5, Callable 12/15/95 @ 102
(GO)
5.600%, 12/15/97                           1,000     1,023
Auraria, Higher Education Center,
Callable 04/01/2003 @ 101 (RB) (FSA)
5.000%, 04/01/05                             500       494
Aurora, Callable 12/01/04 @ 101 (COP) (MLO)
6.000%, 12/01/06                           1,000     1,031
Aurora, Community College Project (RB)
(MLO) (CLE)
5.750%, 10/15/04                             500       524
Boulder County, Sales & Use Tax
(RB) (FGIC)
5.750%, 12/15/05                           1,000     1,048
Boulder Valley, School District #Re 2,
Callable 10/15/01 @ 100 (GO)
5.900%, 10/15/02                             500       531
5.900%, 10/15/03                             500       527
Boulder Valley, School District #Re 2,
Callable 12/01/04 @ 101, 12/01/06
@ 100 (GO) (STAID)
5.950%, 12/01/07                           1,000     1,061
Boulder, Callable 10/01/01 @ 101 (GO)
5.700%, 10/01/04                             250       262
Boulder, Larimer, & Weld Counties,
Vrain Valley School District #Re 1JT,
Callable 12/15/02 @ 101 (GO) (MBIA)
6.000%, 12/15/10                           1,000     1,036
Boulder, Larimer, & Weld Counties,
Vrain Valley School District,
Pre-refunded @ 101 (GO)
7.200%, 12/15/99 (A)                         500       556
Boulder, Urban Renwal Tax Allocation
(RB) (MBIA)
5.700%, 03/01/00                           1,250     1,309
Brighton, Callable 12/01/01
@ 101 (GO) (MBIA)
6.350%, 12/01/05                             500       536
Broomfield, Callable 11/01/96
@ 101 (GO)
7.600%, 11/01/03                           1,000     1,040
Centennial Water & Sanitation, Series A,
Callable 12/01/96 @ 101 (GO) (SWB)
4.750%, 12/01/97                          $  500    $  508
Colorado Springs, Series A, Callable
11/15/01 @ 102 (RB)
6.625%, 11/15/04                           1,000     1,111
6.500%, 11/15/15                             945       990
Denver, City & County Airport, Series C,
Mandatory Put @ 100 (RB) (ST)
6.000%, 12/01/25 (B)                       1,250     1,281
Denver, City & County Airport, Series D
(RB) (MORG)
4.500%, 11/15/25                             500       500
Denver, City & County School District
#1, Series A (GO)
5.200%, 12/01/03                             250       254
Douglas & Elbert Counties, School
District #1, Callable 12/15/04 @ 101
(GO) (MBIA)
6.400%, 12/15/11                           1,000     1,060
Eagle, Garfield, & Routt Counties,
School District #50 J, Callable
12/01/04 @ 102 (GO) (FGIC)
6.125%, 12/01/09                           1,290     1,348
El Paso County, School District
#2 Harrison (GO)
7.050%, 12/01/04                           1,000     1,134
El Paso County, School District
#20 (COP) (MLO)
6.100%, 12/01/99                             250       261
Fort Collins, Callable 12/01/02
@ 101 (GO)
5.550%, 12/01/03                             500       526
6.400%, 12/01/09                             575       612
Garfield, Pitkin, & Eagle Counties,
School District #1 (GO) (MBIA)
6.000%, 12/15/04                           1,000     1,078
Jefferson County, Industrial
Development (RB)
6.625%, 09/01/01                             250       270
Jefferson County, Metropolitain Y.M.C.A.,
Callable 08/01/04 @ 100 (RB)
7.500%, 08/01/08                           1,000     1,024
Jefferson County, School District #R 1,
Callable 12/15/02 @ 101 (GO) (AMBAC)
5.900%, 12/15/04                           1,000     1,064
La Plata County, School Districts #9 &
Durango, Callable 11/01/02 @ 101 (GO)
(FGIC)
6.200%, 11/01/05                           1,000     1,069
Larimer County, School District #R 1
Poudre (GO)
5.400%, 12/15/04                          $  750    $  756
Larimer, Weld, & Boulder Counties,
School District #R 2J Thompson,
Callable 12/15/04 @ 100 (GO)
5.900%, 12/15/06                           1,000     1,039
Longmont, Callable 09/01/01 @ 100 (GO)
6.000%, 09/01/03                             500       526
Louisville, Callable 06/01/98 @ 101
(GO) (FGIC)
7.200%, 12/01/04                             465       496
Morgan City, Pollution Control, Series
A, Callable 6/01/03 @ 101, 6/01/04 @
100 (RB) (MBIA)
5.500%, 06/01/12                           1,000       976
Northglenn, Callable 11/01/96 @ 101
(GO) (MBIA)
6.400%, 11/01/98                             500       516
7.125%, 11/01/06                             500       516
Platte River Power Authority,
Series BB (RB)
5.500%, 06/01/02                             500       524
Poudre Valley, Hospital District,
Pre-refunded @ 101 (RB)
6.700%, 11/15/98 (A)                         500       538
Pueblo County, Single Family Mortgage,
Callable 11/01/04 @ 102 (RB)
(GNMA/FNMA)
6.400%, 11/01/13                           1,100     1,115
Pueblo, Urban Renewal Authority,
Callable 12/1/03 @ 101 (RB) (AMBAC)
5.800%, 12/01/09                             840       860
Regional Transit District (RB)
5.750%, 11/01/01                           2,000     2,117
South Suburban Park & Recreation
District (GO) (MBIA)
0.000%, 12/15/01                           1,000       748
State Board of Agriculture, Fort Lewis
College (RB) (FGIC)
6.000%, 10/01/02                             250       268
State Housing Finance Authority (RB)
5.000%, 06/01/04                             160       153
State Housing Finance Authority,
Multi-family Housing,
Series A (RB) (FHA)
5.125%, 10/01/03                             695       675
State Housing Finance Authority,
Single Family Mortgage, Series B-1
(RB) (AMT)
5.875%, 06/01/11                           1,000       999
State Housing Finance Authority,
Single Family Mortgage, Series C-2
(RB) (FHA) (AMT)
6.850%, 08/01/22                          $  320   $   324
State Student Loan Obligation
Authority, Series A (RB)
6.250%, 06/01/96                             240       242
State Water Resource & Power
Development Authority, Callable
09/01/02 @ 101 (RB) (FSA)
5.900%, 09/01/03                             250       266
State Water Resource & Power
Development Authority, Clean Water
Project, Callable 09/01/02 @ 102 (RB)
5.800%, 09/01/06                           1,000     1,049
Steamboat Springs, Accommodations
Tax, Callable 03/01/04 @ 100 (RB)
(MBIA)
5.800%, 03/01/10                           1,000     1,019
Stonegate Village Metropolitain District,
Callable 12/01/02 @ 100 (GO)
6.300%, 12/01/04                             500       536
Summit County, School District #Re 1,
Callable 12/01/04 @ 101 (GO) (FGIC)
6.450%, 12/01/08                           1,250     1,350
Thornton (GO) (FGIC)
5.600%, 12/01/02                           1,000     1,054
Thornton, Callable 12/01/02 @ 101
(GO) (FGIC)
5.650%, 12/01/03                           1,000     1,058
University of Colorado, Callable
06/01/99 @ 101 (RB)
6.800%, 06/01/02                             300       322
University of Colorado, Hospital
Authority (RB) (AMBAC)
5.250%, 11/15/99                           1,400     1,449
Ute Water Conservancy District,
Callable 06/15/97 @ 100 (RB) (AMBAC)
7.700%, 06/15/02                           1,000     1,049
Westminster, Water & Wastewater
Utility Enterprise, Callable 10/01/04
@ 100 (RB) (AMBAC)
5.800%, 12/01/05                           1,000     1,055

TOTAL MUNICIPAL BONDS
(Cost $48,781)                                      50,792

CASH EQUIVALENTS--1.0%
Federated Tax Free Money Market            522,027     522

TOTAL CASH EQUIVALENTS
(Cost $522)                                            522

TOTAL INVESTMENTS--98.2%
(Cost $49,303)                                     $51,314

OTHER ASSETS AND LIABILITIES--1.8%
Other Assets and Liabilities, Net                      946

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 4,763,837 outstanding shares               47,866

Portfolio shares--Retail Class A ($.0001 par
value--2 billion authorized) based on 208,333
outstanding shares                                   2,148

Undistributed net investment income                      2

Accumulated net realized gain on investments           233

Net unrealized appreciation on investments           2,011

TOTAL NET ASSETS:--100.0%                          $52,260

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE-INSTITUTIONAL CLASS                $ 10.51

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                              $ 10.51

MAXIMUM SALES CHARGE OF 3.00%+                        0.33

OFFERING PRICE PER SHARE--RETAIL CLASS A           $ 10.84

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%

(A) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

     AMT--Alternative Minimum Tax
     AMBAC--American Municipal Bond Assurance Company
     CLE--Connie Lee
     COP--Certificates of Participation
     FGIC--Federal Guaranty Insurance Corporation
     FHA--Federal Housing Authority
     FNMA--Federal National Mortgage Association
     FSA--Financial Security Assurance
     GNMA--Government National Mortgage Association
     GO--General Obligation
     MBIA--Municipal Bond Insurance Association
     MLO--Municipal Lease Obligation
     MORG--Morgan Guaranty
     RB--Revenue Bond
     ST--Sumitomo Trust
     STAID--State Aid Withholding
     SWB--Swiss Bank


MINNESOTA INSURED INTERMEDIATE TAX FREE FUND

Description                              Par (000) Value (000)

MUNICIPAL OBLIGATIONS--95.0%
MINNESOTA--95.0%
Anoka County, Capital Improvement,
Series C (GO)
5.550%, 02/01/05                           $2,000     $2,030
Anoka-Hennepin, Callable 02/01/03
@ 100 (GO) (FGIC)
4.875%, 02/01/07                              500        476
Becker, Pollution Control, Callable
04/01/99 @ 102 (RB)
6.800%, 04/01/07                            2,500      2,691
Becker, Tax Increment-Series D,
Callable 08/01/04 @ 100 (GO) (AMT)
(MBIA)
6.000%, 08/01/07                            2,500      2,606
Bloomington, Mall of America Project,
Series A, Callable 02/01/04 @ 100 (RB)
(FSA)
5.450%, 02/01/09                            2,850      2,914
Coon Rapids, Single Family Mortgage,
Callable 09/01/04 @ 102 (RB)
5.900%, 09/01/06                              430        434
Dakota County, Housing & Redevelopment
Authority, Single Family, Callable
09/01/98 @ 103 (RB) (GNMA,FHA/VA)
7.250%, 03/01/06                              770        774
Dakota County, Housing &
Redevelopment, Callable 04/01/05
@ 102 (AMT) (GNMA/FNMA)
6.000%, 10/01/14                            1,125      1,118
Dakota, Washington & Stearns Counties,
Single Family Mortgage, Callable
03/01/04 @ 102 (AMT) (RB) (FNMA)
6.000%, 09/01/04                              650        661
Duluth, Economic Development Authority, Health
Care Facilities, Callable
11/01/02 @ 102 (RB) (AMBAC)
6.100%, 11/01/04                              900        973
Minneapolis & St. Paul Metropolitan
Airports, Callable 01/01/09 @ 102 (RB)
(AMT)
7.800%, 01/01/11                            1,000      1,088
Minneapolis & St. Paul, Housing And
Redevelopment Authority, Health Care,
Callable 08/15/00 @ 102 (RB) (MBIA)
7.300%, 08/15/01                            1,000      1,123
Minneapolis & St. Paul, Housing
Finance Board, (RB) (AMT) (FNMA/GNMA)
6.800%, 11/01/08                            1,500      1,614
Minneapolis & St. Paul, Housing
Finance Board, Single Family Mortgage,
Series A (RB) (AMT) (GNMA,FHA/VA)
7.875%, 12/01/12                               40         41
Minneapolis, Community Development
Agency (RB) (MBIA)
7.000%, 03/01/01                           $2,500     $2,781
Minneapolis, Convention Center,
Pre-refunded @ 102 (RB) (AMBAC)
7.400%, 04/01/98 (B)                          500        519
Minneapolis, Health Care Facilities,
Callable 11/15/03 @ 102 (RB) (MBIA)
5.100%, 11/15/05                            1,000        986
Minneapolis, School District No. 1
(RB) (MLO) (AMBAC)
5.300%, 02/01/02                            1,000      1,011
Minnesota State Public Facility Authority,
Water Pollution Control, Callable
12/01/99 @ 100 (RB) (CGIC)
6.750%, 03/01/00                            1,000      1,094
Minnesota State, Housing &
Redevelopment Authority, Single
Family, Callable 04/01/04 @ 102 (RB)
(AMT) (FNMA)
6.250%, 10/01/04                            1,065      1,082
Minnesota State, Housing Financial
Agency, Single Family Mortgage, Series
D, Callable 01/01/04 @ 102 (RB)
(AMBAC)
4.800%, 07/01/04                              800        772
Minnesota State, Pre-refunded @ 100 (GO)
6.800%, 08/01/00 (B)                        2,790      2,978
Minnesota Tax-Exempt Mortgage Trust,
Series A (RB) (MLO) (Northwestern National)
5.615%, 08/01/96 (A)                          105        105
Minnesota Tax-Exempt Mortgage Trust,
Series C (RB) (MLO) (Northwestern National)
7.035%, 09/01/10 (A)                          891        885
Northern Minnesota Power Agency,
Callable 01/01/99 @ 102 (RB) (AMBAC)
7.250%, 01/01/00                              700        767
Northern Municipal Power Agency,
Minnesota Electric, Series A, Callable
01/01/03 @ 102 (RB) (AMBAC)
5.700%, 01/01/05                            2,000      2,080
Olmsted County Minnesota, Pre-refunded
@ 100 (GO)
6.550%, 02/01/98 (B)                        1,000      1,031
Olmsted County, Housing And
Redevelopment, Pre-refunded 02/01/01 @
100 (RB)
7.000%, 02/01/05 (B)                        1,025      1,143
Olmsted County, Pre-refunded 02/01/97
@ 100 (GO)
6.650%, 02/01/99 (B)                        1,000      1,034
Osseo, Independent School District (GO)
5.700%, 02/01/03                            2,000      2,053
Osseo, Independent School District,
Callable 02/01/03 @ 100 (GO) (FGIC)
5.400%, 02/01/05                              500        505
Plymouth Health Facilities, Callable
06/01/04 @ 102 (RB) (CGIC)
6.200%, 06/01/11                            1,360      1,413
Robbinsdale, North Memorial Medical
Center, Series B, Callable 05/15/03
@ 102 (RB) (AMBAC)
5.450%, 05/15/13                           $1,000     $  958
Rochester, St. Mary's Hospital,
Escrowed to Maturity (RB)
5.750%, 10/01/07                            3,000      3,145
Rosemount, Independent School
District, Series B (GO) (FGIC)
5.600%, 02/01/98                            1,000      1,031
Saint Louis Park, Hospital Revenue
Facilities, Methodist Hospital,
Series C, Pre-refunded @ 102 (RB)
(AMBAC)
7.150%, 07/01/00 (B)                        1,240      1,401
Southern Minnesota Municipal Power
Agency (RB) (MBIA)
4.850%, 01/01/07                              375        361
Southern Minnesota Municipal Power
Agency, Refunded Balance Series A,
Callable 01/01/03 @ 102 (RB)
5.600%, 01/01/04                              255        268
St Paul, Housing & Redevelopment
Authority, Callable 09/01/05 @ 102
(RB) (FNMA)
6.125%, 03/01/17                              500        506
St Paul, Independent School District (RB)
6.125%, 02/01/00                              525        562
St. Paul, Sewer Revenue Bond, Callable
06/01/03 @ 100 (RB) (AMBAC)
5.350%, 12/01/04                              800        810
Stearns County, Housing And
Redevelopment Authority, Callable
02/01/99 @ 102 (RB) (MLO) (AMBAC)
6.750%, 02/01/04                            1,665      1,788
Stillwater, Independent School
District, Callable 02/01/02 @ 100
(RB) (FGIC)
5.200%, 02/01/03                            2,500      2,547
Washington County, Housing And
Redevelopment Authority, Jail Facility (RB)
6.400%, 02/01/00                            1,000      1,070
Washington County, Housing And
Redevelopment Authority,
Pre-refunded @ 100 (RB)
6.800%, 02/01/04 (B)                        1,500      1,674
Washington County, Raymie Johnson
Apartments, Series C (GO) (FGIC)
6.000%, 01/01/10                            1,340      1,340
Wayzata Independent School District,
Series B, Callable 02/01/03 @ 100
(GO) (AMBAC)
4.900%, 02/01/07                            2,000      1,918
West St. Paul, Independent School
District (RB) (MBIA)
0.000%, 02/01/00                              545        443
Willmar, Independent School District,
Callable 02/01/02 @ 100 (GO) (AMBAC)
6.150%, 02/01/09                              100        104
                                                      60,708

TOTAL MUNICIPAL OBLIGATIONS
(Cost $58,482)                                       $60,708

CASH EQUIVALENTS--2.2%
Federated Minnesota Municipal
Cash Trust                              1,389,447      1,389

TOTAL CASH EQUIVALENTS
(Cost $1,389)                                          1,389

TOTAL INVESTMENTS--97.2%
(Cost $59,871)                                        62,097

OTHER ASSETS AND LIABILITIES--2.8%
Other Assets and Liablities, Net                       1,815

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 6,219,198 outstanding shares                 59,313

Portfolio shares--Retail Class A ($.0001 par
value--2 billion authorized) based on 223,792
outstanding shares                                     2,162

Undistributed net investment income                        9

Accumulated net realized gain on investments             202

Net unrealized appreciation on investments             2,226

TOTAL NET ASSETS:--100.0%                            $63,912

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASSS                 $ 9.92

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                                 $ 9.92

MAXIMUM SALES CHARGE OF 3.00%+                          0.31

OFFERING PRICE PER SHARE--RETAIL CLASS A             $ 10.23

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995. The date shown is the longer of the reset date or demand date.

(B) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

     AMBAC--American Municipal Bond Assurance Company
     AMT--Alternative Minimum Tax
     CGIC--Capital Guaranty Insurance Company
     FGIC--Financial Guaranty Insurance Company
     FHA/VA--Federal Housing Authority/Veterans Administration
     FNMA--Federal National Mortgage Association
     FSA--Financial Security Assurance
     GNMA--Government National Mortgage Association
     GO--General Obligation
     MBIA--Municipal Bond Insurance Company
     MLO--Municipal Lease Obligation
     RB--Revenue Bond


ASSET ALLOCATION FUND

Description                    Shares/Par (000) Value (000)

COMMON STOCK--57.7%

AEROSPACE & DEFENSE--0.5%
Lockheed Martin                        1,152      $ 77
Loral                                    500        29
Raytheon                                 700        60
Rockwell International                 1,300        61
                                                   227

AGRICULTURE--0.1%
Pioneer Hi-Bred International            500        23

AIR TRANSPORTATION--0.2%
AMR*                                     500        36
Delta Air Lines                          300        21
Federal Express*                         300        25
Southwest Airlines                       900        23
U.S. Air Group*                          300         3
                                                   108

AIRCRAFT--1.0%
AlliedSignal                           1,700        75
Boeing                                 2,100       143
General Dynamics                         400        22
McDonnell Douglas                        700        58
Northrop                                 300        18
Teledyne                                 500        14
Textron                                  500        34
United Technologies                      700        62
                                                   426

APPAREL/TEXTILES--0.1%
Fruit of the Loom*                       500        10
Liz Claiborne                            600        15
Russell                                  400        10
V.F.                                     400        21
                                                    56

AUTOMOTIVE--1.4%
Chrysler                               2,300       122
Dana                                     600        17
Eaton                                    500        27
Echlin                                   400        14
Ford Motor                             6,400       199
General Motors                         4,500       211
Navistar International*                  800        10
Paccar                                   200         9
TRW                                      400        30
                                                   639

BANKS--3.8%
Banc One                               2,352        86
Bank of Boston                           700        33
Bank of New York                       1,200        56
BankAmerica                            2,200      $132
Bankers Trust New York                   500        35
Barnett Banks                            600        34
Boatmens Bancshare's                     800        30
Chase Manhattan                        1,000        61
Chemical Banking                       1,500        91
Citicorp                               2,400       170
CoreStates Financial                     800        29
First Chicago                            500        34
First Fidelity Bancorp                   500        34
First Interstate Bancorp                 500        50
First Union                            1,000        51
Fleet Financial Group                    800        30
Golden West Financial                    400        20
Great Western Financial                  800        19
H.F. Ahmanson                            700        18
J.P. Morgan                            1,100        85
KeyCorp                                1,400        48
MBNA                                     900        37
Mellon Bank                              900        40
National City                            900        28
Nationsbank                            1,600       108
NBD Bancorp                              900        34
Norwest                                2,000        66
PNC Bank                               1,400        39
Republic New York                        300        18
Shawmut National                         800        27
Suntrust Banks                           700        46
U.S. Bancorp                             600        17
Wachovia                               1,000        43
Wells Fargo                              300        56
                                                 1,705

BEAUTY PRODUCTS--1.0%
Avon Products                            400        29
Colgate-Palmolive                        900        60
Ecolab                                   500        14
International Flavors & Fragrances       700        34
Procter & Gamble                       4,100       315
                                                   452

BROADCASTING, NEWSPAPERS & ADVERTISING--0.8%
Capital Cities ABC                       900       106
CBS                                      425        34
Comcast, Cl A                          1,400        28
Interpublic Group                        500        20
Tele-Communications, Cl A*             3,900        68
Viacom, Cl B*                          2,215       110
                                                   366

BUILDING & CONSTRUCTION--0.2%
Centex                                  400       $ 12
Fluor                                   500         28
Foster Wheeler                          300         11
Halliburton                             700         29
Owens Corning Fiberglass*               300         13
                                                    93

BUSINESS SUPPLIES--0.0%
W.W. Grainger                           300         18

CHEMICALS--1.8%
Air Products & Chemical                 700         36
Dow Chemical                          1,600        119
E.I. du Pont de Nemours               3,300        227
Eastman Chemical                        500         32
FMC*                                    200         15
Great Lakes Chemical                    400         27
Hercules                                700         41
Monsanto                                700         71
Morton International                    900         28
Nalco Chemical                          400         14
PPG Industries                        1,200         56
Praxair                                 800         21
Rohm & Haas                             400         24
Union Carbide                           800         32
W.R. Grace                              600         40
                                                   783

COMMUNICATIONS EQUIPMENT--1.0%
Andrew*                                 200         12
DSC Communications*                     700         41
General Signal                          300          9
Harris                                  200         11
Motorola                              3,500        269
Northern Telecom                      1,500         53
Scientific-Atlanta                      500          8
Tellabs*                                500         21
                                                   424

COMPUTERS & SERVICES--2.0%
Apple Computer                          700         26
Cabletron Systems*                      400         26
Ceridian*                               300         13
Compaq Computer*                      1,600         77
Digital Equipment*                      900         41
Hewlett Packard                       3,100        258
IBM                                   3,400        323
Intergraph*                             600          7
Pitney Bowes                            900         38
Silicon Graphics*                     1,000         34
Tandem Computers*                     1,000         12
Tandy                                   400         24
Unisys*                               1,600         13
                                                   892

CONTAINERS & PACKAGING--0.1%
Ball                                    100     $    3
Crown Cork & Seal*                      500         19
Newell                                  900         23
                                                    45

DRUGS--4.5%
Abbott Laboratories                   4,800        205
Allergan                                400         13
Alza, Cl A*                             500         12
American Home Products                1,900        161
Amgen*                                1,600         80
Bristol-Myers Squibb                  3,000        219
Eli Lilly                             1,129        101
Guidant                               1,992         58
Johnson & Johnson                     3,900        289
Mallinckrodt Group                      500         20
Merck                                 7,400        414
Pfizer                                3,800        203
Schering Plough                       2,200        113
Upjohn                                1,000         45
Warner Lambert                          800         76
                                                 2,009

ELECTRICAL SERVICES--2.2%
American Electric Power               1,100         40
Baltimore Gas & Electric                900         23
Carolina Power & Light                  900         30
Central & South West                  1,200         31
Cinergy                                 900         25
Consolidated Edison New York          1,400         43
Detroit Edison                          900         29
Dominion Resources of Virginia        1,000         38
Duke Power                            1,200         52
Entergy                               1,400         37
FPL Group                             1,100         45
General Public Utilities                700         22
Houston Industries                      800         35
Niagara Mohawk Power                  1,000         13
Northern States Power                   400         18
Ohio Edison                             900         20
Pacific Gas & Electric                2,500         75
Pacificorp                            1,700         32
PECO Energy                           1,300         37
Public Service Enterprise Group       1,500         45
Raychem                                 300         14
SCEcorp                               2,700         48
Southern                              4,000         94
Texas Utilities                       1,400         49
Thomas & Betts                          200         13
Unicom                                1,300         39
Union Electric                          600         22
                                                   969

ENTERTAINMENT--0.5%
Harrah's Entertainment*                 650     $   19
King World Productions*                 300         11
Walt Disney                           3,100        178
                                                   208

ENVIRONMENTAL SERVICES--0.3%
Browning Ferris Industries            1,300         39
Laidlaw, Cl B                         1,700         15
WMX Technologies                      2,900         83
                                                   137

FINANCIAL SERVICES--1.4%
American Express                      2,900        129
Beneficial                              300         16
Dean Witter Discover                  1,046         59
FHLMC                                 1,100         76
FNMA                                  1,600        165
H & R Block                             600         23
Household International                 600         37
Merrill Lynch                         1,100         69
Salomon                                 600         23
Transamerica                            428         30
                                                   627

FOOD, BEVERAGE & TOBACCO--5.1%
Adolph Coors, Cl B                      400          7
American Brands                       1,100         46
Anheuser Busch                        1,500         94
Archer Daniels Midland                3,392         52
Brown Forman, Cl B                      400         16
Campbell Soup                         1,500         75
Coca Cola                             7,600        527
ConAgra                               1,500         59
CPC International                       900         59
General Mills                         1,000         56
H.J. Heinz                            1,500         69
Hershey Foods                           500         32
Kellogg                               1,300         94
PepsiCo                               4,700        240
Philip Morris                         5,000        418
Quaker Oats                             800         27
Ralston-Ralston Purina Group            600         35
Sara Lee                              2,900         86
Seagram                               2,200         79
Unilever (ADR)                        1,000        130
UST                                   1,200         34
Whitman                                 600         12
William Wrigley Jr.                     700         35
                                                 2,282

GAS/NATURAL GAS--0.5%
Coastal                                 600     $   20
Columbia Gas Systems*                   400         15
Consolidated Natural Gas                600         24
Enron                                 1,500         50
Nicor                                   500         14
Pacific Enterprises                     500         13
Panhandle Eastern                       900         25
Sonat                                   500         16
Williams                                600         23
                                                   200

GLASS PRODUCTS--0.1%
Corning                               1,400         40

HOTELS & LODGING--0.0%
Hilton Hotels                           300         19

HOUSEHOLD FURNITURE & FIXTURES--0.1%
Masco                                 1,000         28

HOUSEHOLD PRODUCTS--0.5%
Clorox                                  300         21
Gillette                              2,700        129
Maytag                                  700         12
National Service Industries             400         12
Sherwin Williams                        500         18
Snap-On Tools                           300         11
Stanley Works                           300         13
Whirlpool                               400         23
                                                   239

INSURANCE--2.4%
Aetna Life & Casualty                   700         51
Alexander & Alexander Services          200          5
Allstate                              2,717         96
American General                      1,200         45
American International Group          2,825        240
Chubb                                   500         48
Cigna                                   400         42
General Re                              500         76
Jefferson-Pilot                         300         19
Lincoln National                        600         28
Loew's                                  400         58
Marsh & McLennan                        400         35
Providian                               600         25
Safeco                                  400         26
St. Paul                                500         29
Torchmark                               400         17
Travelers                             1,935        103
U.S. Healthcare                         900         32
U.S. Life                               450         13
United Healthcare                     1,000         49
Unum                                    400         21
USF & G                                 700         14
                                                 1,072

JEWELRY, PRECIOUS METALS--0.0%
Jostens                                 500     $   12

LEISURE--0.0%
Brunswick                               600         12

LUMBER & WOOD PRODUCTS--0.0%
Louisiana Pacific                       600         14

MACHINERY--2.7%
Applied Materials*                      500         51
Baker Hughes                            800         16
Black & Decker                          500         17
Briggs & Stratton                       400         16
Caterpillar                           1,200         68
Crane                                   300         10
Cummins Engine                          200          8
Deere                                   500         41
Dover                                   700         27
Dresser Industries                    1,100         26
Emerson Electric                      1,300         93
General Electric                     10,200        650
Harnischfeger Industries                300         10
Ingersoll Rand                          600         23
McDermott International                 400          8
Pall                                    700         16
Parker Hannifin                         450         17
Tenneco                               1,100         51
Timken                                  300         13
Tyco International                      500         32
Varity*                                 300         13
                                                 1,206

MEASURING DEVICES--0.2%
Honeywell                               800         33
Johnson Controls                        200         13
Perkin Elmer                            300         11
Tektronix                               200         12
                                                    69

MEDICAL PRODUCTS & SERVICES--0.9%
Bausch & Lomb                           300         12
Baxter International                  1,700         70
Becton Dickinson                        400         25
Beverly Enterprises*                    800         11
Biomet*                                 700         12
Boston Scientific*                      900         38
Columbia/HCA Healthcare               2,637        129
Manor Care                              400         14
Medtronic                             1,400         75
St. Jude Medical*                       300         19
Tenet Healthcare*                     1,200         21
United States Surgical                  500         13
                                                   439

METALS & MINING--0.0%
Cyprus AMAX Minerals                    550     $   15

MISCELLANEOUS BUSINESS SERVICES--1.9%
Autodesk                                300         13
Automatic Data Processing               900         61
Cisco Systems*                        1,600        110
Computer Associates International     1,400         59
Computer Sciences*                      300         19
CUC International*                    1,050         37
First Data                              700         43
Microsoft*                            3,500        318
Novell*                               2,200         40
Ogden                                   500         12
Oracle*                               2,600        100
Shared Medical Systems                  300         12
Sun Microsystems*                       600         38
                                                   862

MISCELLANEOUS CONSUMER SERVICES--0.1%
Service International                   600         23

MULTI-INDUSTRY--0.5%
Dial                                    600         15
ITT                                     700         87
Minnesota Mining & Manufacturing      2,500        141
                                                   243

OIL - DOMESTIC--0.7%
Ashland Oil                             400         13
Atlantic Richfield                    1,000        106
Kerr-McGee                              300         17
Louisiana Land & Exploration            300         11
Pennzoil                                300         13
Phillips Petroleum                    1,600         52
Sun                                     491         13
Unocal                                1,500         43
USX-Marathon Group                    1,800         36
                                                   304

OIL - INTERNATIONAL--4.0%
Amerada Hess                            600         29
Amoco                                 3,000        192
Chevron                               3,900        190
Exxon                                 7,500        542
Mobil                                 2,400        239
Royal Dutch Petroleum (ADR)           3,200        393
Schlumberger                          1,500         98
Texaco                                1,600        103
                                                 1,786

PAPER & PAPER PRODUCTS--1.1%
Avery Dennison                          300         13
Bemis                                   400         11
Boise Cascade                           300         12
Champion International                  600         32
Federal Paper Board                     300     $   12
Georgia Pacific                         500         44
International Paper                   1,500         63
James River                             500         16
Kimberly Clark                        1,000         66
Mead                                    300         18
Potlatch                                300         12
Scott Paper                             900         44
Stone Container                         600         11
Temple Inland                           300         16
Union Camp                              400         23
Westvaco                                400         18
Weyerhaeuser                          1,200         55
Willamette Industries                   300         20
                                                   486

PETROLEUM & FUEL PRODUCTS--0.2%
Burlington Resources                    800         31
Enserch                                 800         13
Helmerich & Payne                       400         11
Occidental Petroleum                  1,900         42
Western Atlas*                          300         14
                                                   111

PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.5%
Eastman Kodak                         2,100        124
Polaroid                                300         12
Xerox                                   600         81
                                                   217

PRECIOUS METALS--0.3%
Barrick Gold                          2,100         54
Echo Bay Mines                        1,200         13
Homestake Mining                        800         14
Newmont Mining                          473         20
Placer Dome                           1,400         37
Santa Fe Pacific Gold                   900         11
                                                   149

PRINTING & PUBLISHING--0.8%
American Greetings, Cl A                400         12
Deluxe                                  500         17
Dow Jones                               600         22
Gannett                                 800         44
Knight-Ridder                           300         18
McGraw-Hill                             300         25
Meredith                                300         12
Moore                                   600         12
New York Times, Cl A                    600         16
R.R. Donnelley & Sons                   900         35
Time Warner                           2,300         90
Times Mirror, Cl A                      700         20
Tribune                                 400         27
                                                   350

PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet                      1,000       $ 58
EG&G                                    600         12
                                                    70

RAILROADS--0.6%
Burlington Northern Santa Fe            879         64
Consolidated Rail                       500         34
CSX                                     600         50
Norfolk Southern                        800         60
Union Pacific                         1,200         80
                                                   288
REPAIR SERVICES--0.0%
Ryder System                            500         13

RETAIL--3.5%
Albertson's                           1,500         51
American Stores                         900         26
Circuit City                            600         19
Dayton Hudson                           400         30
Dillard Department Stores               700         22
Gap                                     900         32
Giant Food                              400         13
Great Atlantic & Pacific Tea            400         11
Harcourt General                        400         17
Hasbro                                  500         16
Home Depot                            2,833        113
J.C. Penney                           1,400         69
Kmart                                 2,800         41
Kroger*                                 700         24
Longs Drug Stores                       300         12
Lowe's Companies                      1,000         30
Luby's Cafeterias                       500         11
Marriott                                800         30
Mattel                                1,375         40
May Department Stores                 1,500         66
McDonald's                            4,200        161
Melville                                600         21
Mercantile Stores                       300         14
Nordstrom                               500         21
Pep Boys-Manny Moe & Jack               400         11
Price/Costco*                         1,200         21
Rite Aid                                500         14
Sears Roebuck                         2,300         85
The Limited                           2,100         40
Toys R Us*                            1,700         46
Wal-Mart Stores                      13,800        340
Walgreen                              1,500         42
Wendy's International                   600         13
Winn Dixie Stores                       500         30
Woolworth                               800         13
                                                 1,545

RUBBER & PLASTIC--0.5%
Armstrong World Industries              200       $ 11
B.F. Goodrich                           200         13
Cooper Tire & Rubber                    500         12
Goodyear Tire & Rubber                  900         35
Illinois Tool Works                     700         41
Nike, Cl B                              400         46
Premark International                   400         20
Reebok International                    500         17
Rubbermaid                              900         25
                                                   220

SEMI-CONDUCTORS/INSTRUMENTS--1.3%
Advanced Micro Devices*                 600         17
AMP                                   1,300         50
Intel                                 4,900        296
Micron Technology                     1,200         95
National Semiconductor*                 700         19
Texas Instruments                     1,100         88
                                                   565

SPECIALTY MACHINERY--0.1%
Cooper Industries                       603         21
Westinghouse Electric                 2,400         36
                                                    57

STEEL & STEEL WORKS--0.7%
Alcan Aluminium                       1,400         45
Aluminum Company of America           1,100         58
Bethlehem Steel*                        700         10
Englehard                               900         23
Freeport-McMoran Copper
& Gold, Cl B*                         1,200         31
Inco                                    700         24
Inland Steel Industries                 400          9
Nucor                                   500         22
Phelps Dodge                            400         25
Reynolds Metals                         400         23
USX-U.S. Steel Group                    500         16
Worthington Industries                  600         11
                                                   297

TELEPHONES & TELECOMMUNICATION--5.0%
Airtouch Communications*              3,000         92
Alltel                                1,100         33
Ameritech                             3,300        172
AT&T                                  9,500        623
Bell Atlantic                         2,600        160
Bellsouth                             3,000        219
GTE                                   5,800        228
MCI Communications                    4,100        107
NYNEX                                 2,600        124
Pacific Telesis Group                 2,600         80
SBC Communications                    3,700        204
Sprint                                2,100         74
U.S. West                             2,800        132
                                                 2,248

TRUCKING--0.1%
Pittston Services Group                 300    $     8
Roadway Services                        300         15
Yellow                                  300          4
                                                    27

WHOLESALE--0.2%
Alco Standard                           300         25
Genuine Parts                           700         28
Sigma Aldrich                           300         15
Supervalu                               400         12
Sysco                                 1,100         30
                                                   110

TOTAL COMMON STOCK
(Cost $20,653)                                  25,825

U. S. TREASURY OBLIGATIONS--8.5%
U. S. Treasury Notes
7.250%, 05/15/04                      2,200      2,347
6.500%, 05/15/05                      1,425      1,457

TOTAL U. S. TREASURY OBLIGATIONS
(Cost $3,552)                                    3,804

MASTER NOTES--9.1%
Associates Corporation of North America
5.708%, 10/02/95 (A)                 $2,025      2,025
Goldman Sachs
5.830%, 10/03/95 (A)                  2,040      2,041

TOTAL MASTER NOTES
(Cost $4,066)                                    4,066

REPURCHASE AGREEMENTS--24.3%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$5,907,698 (collateralized by various
U.S. Treasury STRIPS, total par value
$18,484,498, 11/15/00-11/15/24:
total market value $6,022,971)        5,905      5,905

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$4,975,402 (collateralized by various
U.S. Treasury Bills, total par value
$1,062,433, 03/07/96-09/19/96: U.S.
Treasury Bonds, total par value
$3,116,262, 7.625%-13.750%,
11/15/03-11/15/10:
total market value $5,072,544)        4,973      4,973

TOTAL REPURCHASE AGREEMENTS
(Cost $10,878)                                  10,878

TOTAL INVESTMENTS--99.6%
(Cost $39,149)                                  44,573

OTHER ASSETS AND LIABILITIES--0.4%
Other Assets and Liabilities, Net                  201

NET ASSETS:
Portfolio
shares--Institutional
Class ($.0001 par
value--2 billion
authorized) based on
3,685,913 outstanding
shares                                         $36,507

Portfolio
shares--Retail Class
A ($.0001 par
value--2 billion
authorized) based on
84,645 outstanding
shares                                             870

Portfolio
shares--Retail Class
B ($.0001 par
value--2 billion
authorized) based on
48,876 outstanding
shares                                             531

Undistributed net
investment income                                   33

Accumulated net
realized gain on
investments                                      1,409

Net unrealized
appreciation of
investments                                      5,424

TOTAL NET
ASSETS:--100.0%                                $44,774

NET ASSET VALUE,
OFFERING PRICE, AND
REDEMPTION PRICE PER
SHARE--INSTITUTIONAL
CLASS                                          $ 11.72

NET ASSET VALUE AND
REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                          $ 11.73

MAXIMUM SALES CHARGE
OF 4.50%+                                         0.55

OFFERING PRICE PER
SHARE--RETAIL CLASS A                          $ 12.28

NET ASSET VALUE AND
OFFERING PRICE PER
SHARE--RETAIL CLASS B (1)                      $ 11.68

The accompanying notes are an integral part of the financial statements.

*    Non-income producing security

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security with Demand Features--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995. The date shown is the longer of the reset date or demand date.
     ADR--American Depository Receipt
     FHLMC--Federal Home Loan Mortgage Corporation
     FNMA--Federal National Mortgage Association
     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities



BALANCED FUND

Description                         Shares/Par (000) Value (000)

COMMON STOCK--50.0%

AUTOMOTIVE--0.9%
General Motors                          42,500       $1,992

BANKS--1.9%
Bay Banks                               15,700        1,191
Chemical Banking                        46,300        2,819
                                                      4,010

CHEMICALS--1.9%
Hercules                                36,100        2,093
Olin                                    29,200        2,008
                                                      4,101

COMPUTERS & SERVICES--4.3%
Compaq Computer*                        54,100        2,617
Cray Research*                          82,700        1,830
Hewlett Packard                         30,200        2,518
IBM                                     23,100        2,180
                                                      9,145

CONTAINERS & PACKAGING--0.8%
Ball                                    60,200        1,783
DRUGS--2.4%
American Home Products                  33,000        2,801
Bristol-Myers Squibb                    30,500        2,223
                                                      5,024

FINANCIAL SERVICES--0.9%
ITT                                     15,300        1,897

FOOD, BEVERAGE & TOBACCO--3.5%
ConAgra                                 71,200        2,821
Dole Food                               71,500        2,476
Sara Lee                                69,400        2,065
                                                      7,362

HOME APPLIANCE--0.6%
Whirlpool                               22,000        1,271

INSURANCE--1.8%
AMBAC                                   46,500        2,046
General Re                              11,000        1,661
                                                      3,707

LEISURE--1.2%
Brunswick                               122,800       2,487

MACHINERY--3.3%
Briggs & Stratton                         6,900         278
Case Equipment                           73,800       2,712
Caterpillar                              23,400       1,331
General Electric                         40,600       2,588
                                                      6,909

MULTI-INDUSTRY--1.5%
Minnesota Mining & Manufacturing         35,200    $  1,989
U.S. Industries*                         78,000       1,209
                                                      3,198

OIL - DOMESTIC--1.0%
Unocal                                   73,200       2,086

OIL - INTERNATIONAL--4.9%
Amerada Hess                             38,200       1,857
Exxon                                    24,600       1,777
Mobil                                    29,100       2,900
Royal Dutch Petroleum (ADR)              17,500       2,148
Texaco                                   24,600       1,590
                                                     10,272

PAPER & PAPER PRODUCTS--2.6%
Bemis                                    71,300       1,970
James River                              71,100       2,275
Scott Paper                              25,800       1,251
                                                      5,496

PHOTOGRAPHIC EQUIPMENT & SUPPLIES--2.3%
Eastman Kodak                            47,400       2,808
Xerox                                    15,500       2,083
                                                      4,891

PRINTING & PUBLISHING--1.3%
Times Mirror, Cl A                       96,700       2,780

REAL ESTATE INVESTMENT TRUSTS--3.0%
Debartolo Realty                        106,800       1,495
Duke Realty Investments                  39,300       1,223
Equity Residential Properties Trust      55,700       1,678
Simon Property Group                     76,000       1,929
                                                      6,325

RAILROADS--2.2%
Consolidated Rail                        30,800       2,118
CSX                                      29,000       2,439
                                                      4,557

RETAIL--3.6%
Dayton Hudson                            25,800       1,958
Gap                                      50,400       1,814
Sears Roebuck                            57,000       2,102
Wal-Mart Stores                          68,900       1,714
                                                      7,588

SEMICONDUCTORS/INSTRUMENTS--1.2%
AMP                                      29,800       1,147
Texas Instruments                        16,700       1,334
                                                      2,481

SPECIALTY MACHINERY--0.6%
York International                       27,500    $  1,158

STEEL & STEEL WORKS--0.7%
Aluminum Company of America              28,300       1,496

TELEPHONES & TELECOMMUNICATION--1.1%
Century Telephone Enterprises            76,000       2,309

WHOLESALE--0.5%
W.W. Grainger                            17,800       1,075

TOTAL COMMON STOCK
(Cost $86,331)                                      105,400

U. S. TREASURY OBLIGATIONS--27.4%
U.S. Treasury Bond
7.125%, 02/15/23                        $13,835      14,664
U.S. Treasury Notes
5.500%, 04/30/96                          4,875       4,871
5.500%, 07/31/97                         14,415      14,332
5.125%, 02/28/98                          6,965       6,847
5.125%, 11/30/98                          1,310       1,280
6.750%, 04/30/00                          6,730       6,919
6.250%, 02/15/03                          2,415       2,429
7.250%, 08/15/04                          5,750       6,145
U.S. Treasury STRIP
0.000%, 02/15/99                            265         218

TOTAL U. S. TREASURY OBLIGATIONS
(Cost $56,439)                                       57,705

CORPORATE OBLIGATIONS--6.4%
Bear Stearns
9.125%, 04/15/98                            770         817
8.750%, 03/15/04                          1,150       1,271
Cigna
7.400%, 01/15/03                          2,825       2,853
Farmers Group
8.250%, 07/15/96                          1,045       1,063
General Foods
6.000%, 06/15/01                            860         844
General Motors Acceptance
7.650%, 01/16/98                          2,375       2,440
Santander Financial Issuances
6.800%, 07/15/05                          2,500       2,459
Torchmark
7.875%, 05/15/23                          1,700       1,713

TOTAL CORPORATE OBLIGATIONS
(Cost $13,464)                                       13,460

OTHER MORTGAGE-BACKED OBLIGATIONS--2.9%
Drexel Burnham Lambert CMO Trust S 2
9.000%, 08/01/18                         $  473      $  499
GE Capital Mortgage Services 1994-11 A1
6.500%, 03/25/24                          1,791       1,781
GE Capital Mortgage Services 1994-17 A6
7.000%, 05/25/24                          2,675       2,628
Residential Funding 1992-36 A2
5.700%, 11/25/07                            653         643
RTC 1991-M6 (B)
7.000%, 06/25/21 (B)                        468         462

TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
(Cost $5,743)                                         6,013

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS--2.4%
FHLMC
6.000%, 11/15/08                          2,700       2,460
FNMA
5.450%, 10/25/18                          2,700       2,585

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS
(Cost $5,290)                                         5,045

ASSET BACKED SECURITIES--0.8%
BW Home Equity Trust Pool 1990-1 A
9.250%, 09/15/05                             45          47
Household Finance 1993-2 A3
4.650%, 12/20/08                          1,565       1,522

TOTAL ASSET BACKED SECURITIES
(Cost $1,606)                                         1,569

MASTER NOTES--1.4%
Goldman Sachs
5.830%, 10/03/95 (A)                      3,050       3,050

TOTAL MASTER NOTES
(Cost $3,050)                                         3,050

REPURCHASE AGREEMENTS--8.4%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$8,515,148 (collateralized by various
U.S. Treasury STRIPS, total par value
$26,641,685, 11/15/00-11/15/24: total
market value $8,680,901)                  8,511       8,511

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$9,107,689 (collateralized by various
U.S. Treasury Bills, total par value
$1,944,830, 03/07/96-09/19/96: U.S.
Treasury Bonds, total par value
$5,704,452, 7.625%-13.750%,
11/15/03-11/15/10: total market value
$9,285,512)                               9,103       9,103

TOTAL REPURCHASE AGREEMENTS
(Cost $17,614)                                       17,614

TOTAL INVESTMENTS--99.7%
(Cost $189,537)                                    $209,856

OTHER ASSETS AND LIABILITIES--0.3%
Other Assets and Liabilities, Net                       697

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 15,845,649 outstanding shares              166,821

Portfolio shares--Retail Class A ($.0001
par value--2 billion authorized) based on
1,261,751 outstanding shares                         13,117

Portfolio shares--Retail Class B ($.0001
par value--2 billion authorized) based on
257,977 outstanding shares                            2,952

Undistributed net investment income                     203

Accumulated net realized gain on investments          7,141

Net unrealized appreciation of investments           20,319

TOTAL NET ASSETS:--100.0%                          $210,553

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS                $ 12.13

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE--
RETAIL CLASS A                                      $ 12.12

MAXIMUM SALES CHARGE OF 4.50%+                         0.57

OFFERING PRICE PER SHARE--RETAIL CLASS A            $ 12.69

NET ASSET VALUE AND OFFERING PRICE PER SHARE--
RETAIL CLASS B (1)                                  $ 12.09

The accompanying notes are an integral part of the financial statements.

* Non-income producing securities + The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security with Demand Features--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995. The date shown is the longer of the reset date or demand date.

(B) Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1993, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.

     ADR--American Depository Receipt
     AMBAC--American Municipal Bond Assurance Company
     CMO--Collateralized Mortgage Obligation
     FHLMC--Federal Home Loan Mortgage Corporation
     FNMA--Federal National Mortgage Association
     RTC--Resolution Trust Corporation
     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities


EQUITY INDEX FUND

Description                     Shares/Par (000) Value (000)

COMMON STOCKS--96.4%

AEROSPACE & DEFENSE--0.9%
Lockheed Martin                        9,927      $  666
Loral                                  4,300         245
Raytheon                               6,100         519
Rockwell International                10,800         510
                                                   1,940

AGRICULTURE--0.1%
Pioneer Hi-Bred International          4,200         193

AIR TRANSPORTATION--0.4%
AMR*                                   3,800         274
Delta Air Lines                        2,500         173
Federal Express*                       2,800         232
Southwest Airlines                     6,900         174
U.S. Air Group*                        5,100          59
                                                     912

AIRCRAFT--1.6%
Allied Signal                         14,100         622
Boeing                                17,100       1,167
General Dynamics                       3,100         170
McDonnell Douglas                      5,600         463
Northrop                               2,400         146
Teledyne                               3,600          98
Textron                                4,200         287
United Technologies                    6,100         539
                                                   3,492

APPAREL/TEXTILES--0.1%
Liz Claiborne                          2,500          63
Russell                                1,200          31
Springs Industries                     1,100          43
V.F.                                   3,100         158
                                                     295

AUTOMOTIVE--2.4%
Chrysler                              19,000       1,007
Dana                                   5,000         144
Eaton                                  3,900         207
Echlin                                 2,800         100
Fleetwood Enterprises                  2,600          52
Ford Motor                            53,500       1,665
General Motors                        37,200       1,744
Navistar International*                6,500          78
Paccar                                 1,495          70
TRW                                    3,200         238
                                                   5,305

BANKS--6.3%
Banc One                              19,467         711
Bank of Boston                         5,600         267
Bank of New York                       9,600     $   446
BankAmerica                           18,600       1,114
Bankers Trust New York                 3,900         274
Barnett Banks                          4,800         272
Boatmens Bancshare's                   6,100         226
Chase Manhattan                        8,700         532
Chemical Banking                      12,600         767
Citicorp                              19,800       1,398
CoreStates Financial Group             6,900         253
First Chicago                          4,400         302
First Fidelity Bancorp                 3,900         263
First Interstate Bancorp               3,800         383
First Union                            8,600         439
Fleet Financial Group                  7,000         264
Golden West Financial                  2,900         146
Great Western Financial                6,800         162
H.F. Ahmanson                          5,600         142
J.P. Morgan                            9,400         727
KeyCorp                               11,300         387
MBNA                                   7,400         308
Mellon Bank                            7,250         324
National City                          7,300         225
Nationsbank                           13,500         908
NBD Bancorp                            7,700         295
Norwest                               16,200         531
PNC Bank                              11,500         321
Republic New York                      2,800         164
Shawmut National                       6,400         215
Suntrust Banks                         5,600         370
U.S. Bancorp                           4,900         138
Wachovia                               8,500         367
Wells Fargo                            2,400         446
                                                  14,087

BEAUTY PRODUCTS--1.7%
Avon Products                          3,400         244
Colgate Palmolive                      7,200         480
Dial                                   4,400         109
Ecolab                                 3,200          88
International Flavors & Fragrances     5,500         265
Procter & Gamble                      34,200       2,633
                                                   3,819

BROADCASTING, NEWSPAPERS & ADVERTISING--1.4%
Capital Cities ABC                     7,700         905
CBS                                    3,240         259
Comcast, Cl A                         11,900         238
Interpublic Group                      3,900         155
Tele Communications, TCI Group,
Series A*                             32,500         569
Viacom, Cl B*                         17,991         895
                                                   3,021

BUILDING & CONSTRUCTION--0.3%
Centex                                 1,600      $   46
Fluor                                  4,100         230
Foster Wheeler                         2,500          88
Halliburton                            5,700         239
Kaufman & Broad Home                   7,000          88
Pulte                                  1,800          51
                                                     742

CHEMICALS--2.8%
Air Products & Chemical                5,600         292
B.F. Goodrich                          1,000          66
Dow Chemical                          13,400         998
E.I. du Pont de Nemours               27,600       1,898
Eastman Chemical                       4,075         261
FMC*                                   1,800         137
Great Lakes Chemical                   3,200         216
Hercules                               5,600         325
Monsanto                               5,700         574
Morton International                   7,400         229
Nalco Chemical                         3,300         113
Praxair                                6,900         185
Rohm & Haas                            3,400         205
Union Carbide                          6,800         270
W.R. Grace                             4,700         314
                                                   6,083

COMMUNICATIONS EQUIPMENT--1.6%
Andrew*                                1,900         116
DSC Communications*                    5,700         338
Harris                                 1,900         104
Motorola                              29,400       2,246
Northern Telecom                      12,600         449
Scientific-Atlanta                     3,800          64
Tellabs*                               4,400         185
Zenith Electronics*                    3,200          28
                                                   3,530

COMPUTERS & SERVICES--3.4%
Apple Computer                         6,000         224
Cabletron Systems*                     3,600         237
Ceridian*                              2,400         107
Compaq Computers*                     13,200         639
Cray Research*                         3,000          66
Data General*                         10,400         108
Digital Equipment*                     7,300         333
Hewlett Packard                       25,500       2,126
IBM                                   28,300       2,669
Intergraph*                            8,400         102
Pitney Bowes                           7,500         315
Silicon Graphics*                      7,900         272
Tandem Computers*                      5,200          64
Tandy                                  3,280     $   199
Unisys*                                5,600          44
                                                   7,505

CONCRETE & MINERAL PRODUCTS--0.1%
Owens Corning Fiberglass*              2,500         112

CONTAINERS & PACKAGING--0.2%
Ball                                   1,900          56
Crown Cork & Seal*                     4,500         174
Newell                                 7,900         196
                                                     426

DRUGS--7.5%
Abbott Laboratories                   39,500       1,684
Allergan                               2,200          73
Alza, Cl A*                            2,600          60
American Home Products                15,400       1,307
Amgen*                                13,200         658
Bristol-Myers Squibb                  25,300       1,844
Eli Lilly                              9,294         835
Guidant                               16,423         480
Johnson & Johnson                     32,100       2,379
Mallinckrodt Group                     3,700         147
Merck                                 61,600       3,451
Pfizer                                31,400       1,676
Schering Plough                       18,500         953
Upjohn                                 8,500         379
Warner Lambert                         6,700         638
                                                  16,564

ELECTRICAL UTILITIES--3.5%
American Electric Power                9,300         338
Baltimore Gas & Electric               7,100         184
Carolina Power & Light                 7,700         259
Central & South West                   9,500         242
Cinergy                                7,773         217
Consolidated Edison New York          11,700         355
Detroit Edison                         7,300         235
Dominion Resources of Virginia         8,600         324
Duke Power                            10,200         442
Entergy                               11,300         295
FPL Group                              9,200         376
General Public Utilities               5,800         181
Houston Industries                     6,500         287
Niagara Mohawk Power                   6,000          79
Northern States Power                  3,400         154
Ohio Edison                            7,300         166
Pacific Gas & Electric                21,100         630
Pacificorp                            14,200         270
PECO Energy                           10,800         309
Public Service Enterprise Group       12,200         363
SCEcorp                               22,200         394
Southern                              33,200     $   784
Texas Utilities                       11,200         391
Unicom                                10,700         324
Union Electric Power                   4,900         183
                                                   7,782

ENERGY--0.0%
Zurn Industries                        3,700          94

ENTERTAINMENT--0.7%
King World Productions*                1,700          62
Walt Disney                           25,900       1,486
                                                   1,548

ENVIRONMENTAL SERVICES--0.5%
Browning Ferris Industries            10,600         322
Laidlaw, Cl B                         13,300         116
WMX Technologies                      24,100         687
                                                   1,125

FINANCIAL SERVICES--2.6%
American Express                      24,300       1,078
Beneficial                             2,600         136
Dean Witter Discover                   8,386         472
FHLMC                                  9,000         622
FNMA                                  13,600       1,407
Household International                4,900         304
ITT                                    5,800         719
Merrill Lynch                          8,800         550
Salomon Brothers                       5,300         203
Transamerica                           3,323         237
                                                   5,728

FOOD, BEVERAGE & TOBACCO--8.4%
American Brands                        9,400         397
Anheuser Busch                        12,700         792
Archer Daniels Midland                28,192         433
Brown Forman, Cl B                     3,300         128
Campbell Soup                         12,400         623
Coca Cola                             62,800       4,336
ConAgra                               12,200         483
CPC International                      7,300         482
General Mills                          7,900         440
H.J. Heinz                            12,100         554
Hershey Foods                          3,900         251
Kellogg                               10,900         789
PepsiCo                               39,200       1,999
Philip Morris                         41,800       3,491
Quaker Oats                            6,700         222
Ralston-Ralston Purina Group           5,200         301
Sara Lee                              23,900         711
Seagram                               18,500         664
Unilever (ADR)                         8,000       1,040
UST                                    9,600     $   275
Whitman                                5,100         105
William Wrigley Jr                     5,800         293
                                                  18,809

GAS/NATURAL GAS--0.8%
Coastal                                5,200         175
Columbia Gas Systems*                  2,200          85
Consolidated Natural Gas               4,500         182
Enron                                 12,500         419
Nicor                                  2,200          60
Noram Energy                          14,100         111
Oneok                                  4,700         109
Pacific Enterprises                    3,900          98
Panhandle Eastern                      7,500         204
Peoples Energy                         3,500          96
Sonat                                  4,200         134
Williams                               5,100         199
                                                   1,872

GLASS PRODUCTS--0.1%
Corning                               11,400         326

HOME APPLIANCES--1.1%
Clorox                                 2,600         186
Gillette                              22,100       1,050
Maytag                                 3,100          54
National Service Industry              2,800          82
PPG Industries                        10,100         470
Raychem                                2,100          95
Sherwin Williams                       4,100         144
Snap-On Tools                          1,200          46
Stanley Works                          1,800          78
Thomas & Betts                           800          52
Whirlpool                              3,600         208
                                                   2,465

HOTELS & LODGING--0.1%
Hilton Hotels                          2,400         153

HOUSEHOLD FURNITURE & FIXTURES--0.1%
Bassett Furniture Industries           1,687          42
Masco                                  7,900         218
                                                     260

HOUSEHOLD PRODUCTS--0.0%
Brown Group                            2,000          37

INSURANCE--4.0%
Aetna Life & Casualty                  5,600         411
Alexander & Alexander Services         3,900          95
Allstate                              22,350         791
American General                      10,200         381
American International Group          23,625       2,010
Chubb                                  4,300     $   413
Cigna                                  3,600         375
General Re                             4,100         619
Jefferson-Pilot                        2,350         151
Lincoln National                       4,700         221
Loews                                  2,900         422
Marsh & McLennan                       3,600         316
Providian                              4,600         191
Safeco                                 3,100         203
St. Paul                               4,200         245
Torchmark                              3,450         145
Travelers                             15,925         846
U.S. Healthcare                        7,500         265
United Healthcare                      8,600         420
Unum                                   3,500         185
USF & G                                5,700         110
USLife                                 2,100          61
                                                   8,876

LEISURE INDUSTRY--0.0%
Brunswick                              4,400          89

LUMBER & WOOD PRODUCTS--0.1%
Louisiana Pacific                      5,100         123

MACHINERY--4.6%
Applied Materials*                     4,400         450
Baker Hughes                           6,800         139
Black & Decker                         4,300         147
Briggs & Stratton                      1,800          72
Caterpillar                            9,900         563
Cincinnati Milacron                    2,200          69
Crane                                  1,600          55
Cummins Engine                         1,200          46
Deere                                  4,300         350
Dover                                  5,600         214
Dresser Industries                     9,100         217
Emerson Electric                      11,200         801
General Electric                      84,300       5,376
General Signal                         2,500          73
Giddings & Lewis                       5,100          89
Harnischfeger Industries               2,800          93
Ingersoll Rand                         5,100         191
McDermott International                3,300          65
Outboard Marine                        4,300          92
Pall                                   5,600         130
Parker Hannifin                        3,650         139
Tenneco                                9,000         416
Timken                                 1,500          64
Tyco Laboratories                      3,800         239
Varity*                                1,900          85
                                                  10,175

MEASURING DEVICES--0.3%
Honeywell                              6,200     $   265
Johnson Controls                       2,000         127
Perkin Elmer                           2,600          93
Tektronix                              2,000         118
                                                     603

MEDICAL PRODUCTS & SERVICES--1.7%
Bausch & Lomb                          2,800         116
Baxter International                  13,800         568
Becton Dickinson                       3,200         201
Beverly Enterprises*                   4,100          56
Biomet*                                5,600          97
Boston Scientific*                     7,500         320
C.R. Bard                              2,700          82
Columbia/HCA Healthcare               22,137       1,076
Community Psychiatric*                 5,500          65
Manor Care                             3,100         105
Medtronic                             11,600         624
St. Jude Medical*                      2,300         145
Tenet Healthcare*                     10,000         174
United States Surgical                 4,000         107
                                                   3,736

METALS & MINING--0.1%
Cyprus AMAX Minerals                   4,450         125

MISCELLANEOUS BUSINESS SERVICES--3.2%
Autodesk                               2,300         101
Automatic Data Processing              7,200         491
Cisco Systems*                        13,500         932
Computer Associates International     11,950         505
Computer Sciences*                     2,800         180
CUC International*                     8,650         302
First Data                             5,900         366
Microsoft*                            29,200       2,640
Novell*                               18,400         336
Oracle Systems*                       21,550         827
Safety Kleen                           5,100          75
Shared Medical Systems                 2,500         104
Sun Microsystems*                      4,800         302
                                                   7,161

MISCELLANEOUS CONSUMER SERVICES--0.2%
H & R Block                            5,200         197
Service International                  4,800         188
                                                     385

OIL - DOMESTIC--1.1%
Ashland Oil                            2,900          97
Atlantic Richfield                     8,000         859
Kerr-McGee                             2,500         139
Louisiana Land & Exploration           2,500          89
Pennzoil                               2,100     $    92
Phillips Petroleum                    13,100         426
Sun                                    3,974         102
Unocal                                12,300         351
USX Marathon Group                    14,800         292
                                                   2,447

OIL - INTERNATIONAL--6.3%
Amerada Hess                           4,500         219
Amoco                                 24,700       1,584
Chevron                               32,500       1,580
Exxon                                 61,900       4,472
Mobil                                 19,700       1,963
Royal Dutch Petroleum (ADR)           26,700       3,277
Texaco                                12,900         834
                                                  13,929

PAPER & PAPER PRODUCTS--2.3%
Avery Dennison                         2,600         109
Bemis                                  2,400          66
Boise Cascade                          2,700         109
Champion International                 4,800         259
Federal Paper Board                    2,600         100
Georgia Pacific                        4,500         394
International Paper                   12,700         533
James River                            3,900         125
Kimberly Clark                         8,000         537
Mead                                   2,700         158
Minnesota Mining & Manufacturing      20,900       1,180
Scott Paper                            7,500         364
Stone Container                        2,400          46
Temple Inland                          2,700         144
Union Camp                             3,500         202
Westvaco                               3,400         155
Weyerhaeuser                          10,100         461
Willamette Industries                  2,700         180
                                                   5,122

PETROLEUM & FUEL PRODUCTS--0.8%
Burlington Resources                   6,300         244
Enserch                                5,300          87
Helmerich & Payne                      2,100          59
Occidental Petroleum                  15,800         348
Oryx Energy*                           6,500          85
Rowan*                                 7,200          54
Santa Fe Energy Resources*             8,400          80
Schlumberger                          12,000         783
Western Atlas*                         2,600         123
                                                   1,863

PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.8%
Eastman Kodak                         17,000      $1,007
Polaroid                               2,700         107
Xerox                                  5,400         726
                                                   1,840

PRECIOUS METALS--0.5%
Barrick Gold                          17,600         456
Echo Bay Mines                         5,600          61
Homestake Mining                       6,900         117
Newmont Mining                         4,143         176
Placer Dome                           11,900         312
Santa Fe Pacific Gold                  5,040          64
                                                   1,186

PRINTING & PUBLISHING--1.3%
American Greetings, Cl A               3,600         110
Deluxe                                 4,000         133
Dow Jones                              4,800         177
Gannett                                7,000         382
John H. Harland                        3,900          86
Knight-Ridder                          2,400         141
McGraw Hill                            2,500         204
Meredith                               2,700         107
Moore                                  4,500          91
New York Times, Cl A                   4,800         131
R.R. Donnelly & Sons                   7,600         296
Time Warner                           19,200         765
Times Mirror, Cl A                     5,400         155
Tribune                                3,200         212
                                                   2,990

PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet                       8,400         486

RAILROADS--1.1%
Burlington Northern Santa Fe           7,608         552
Conrail                                3,900         268
CSX                                    5,200         437
Norfolk Southern                       6,500         486
Union Pacific                         10,200         676
                                                   2,419

REPAIR SERVICES--0.0%
Ryder System                           2,500          63

RETAIL--5.7%
Albertson's                           12,600         430
American Stores                        7,400         210
Circuit City Stores                    4,800         152
Dayton Hudson                          3,600         273
Dillard Department Stores              5,600         179
Gap                                    7,200         259
Giant Food                             2,400      $   75
Great Atlantic & Pacific               2,200          62
Harcourt General                       3,500         147
Hasbro                                 4,200         131
Home Depot                            23,733         946
J.C. Penney                           11,300         561
K-Mart                                22,800         331
Kroger*                                6,100         208
Lowes                                  8,000         240
Luby's Cafeterias                      4,600          99
Marriott International                 6,200         232
Mattel                                11,065         325
May Department Stores                 12,400         543
McDonald's                            34,600       1,323
Melville                               5,200         179
Mercantile Stores                      2,000          90
Nordstrom                              4,100         171
Pep Boys-Manny Moe & Jack              2,900          79
Price/Costco*                          9,800         168
Rite Aid                               4,000         112
Sears Roebuck                         19,400         715
Shoney's*                              7,800          86
The Limited                           17,800         338
TJX                                    7,800          93
Toys R US*                            13,800         373
Wal-Mart Stores                      114,400       2,843
Walgreen                              12,300         344
Wendy's International                  5,100         108
Winn Dixie Stores                      3,800         227
Woolworth                              5,400          85
                                                  12,737

RUBBER & PLASTIC--0.8%
Armstrong World Industries             1,900         105
Cooper Tire & Rubber                   4,000          97
Goodyear Tire & Rubber                 7,600         299
Illinois Tool Works                    5,800         341
Nike, Cl B                             3,600         401
Premark International                  3,200         163
Reebok International                   3,900         134
Rubbermaid                             7,700         213
                                                   1,753

SEMICONDUCTORS/INSTRUMENTS--2.1%
Advanced Micro Devices*                5,200         151
AMP                                   10,852         418
Intel                                 41,000       2,465
Micron Technology                     10,300         819
National Semiconductor*                6,200         171
Texas Instruments                      9,400         751
                                                   4,775

SERVICES - MOTION PICTURE & VIDEOTAPE
PRODUCTION--0.1%
Harrah's Entertainment*                5,100     $   149

SPECIALTY MACHINERY--0.2%
Cooper Industries                      5,328         188
Westinghouse Electric                 19,500         292
                                                     480

STEEL & STEEL WORKS--1.1%
Alcan Aluminium                       11,200         363
Aluminum Company of America            8,900         471
Armco*                                12,200          79
Bethlehem Steel*                       3,500          49
Englehard                              7,112         180
Freeport-McMoran Copper & Gold,
Cl B*                                 10,100         259
Inco                                   5,900         202
Inland Steel Industries                2,100          48
Nucor                                  4,400         197
Phelps Dodge                           3,500         219
Reynolds Metal                         3,200         185
USX--U.S. Steel Group                  4,100         127
Worthington Industries                 3,150          58
                                                   2,437

TELEPHONES & TELECOMMUNICATION--8.4%
Airtouch Communications*              24,600         753
Alltel                                 9,400         281
Ameritech                             27,600       1,439
AT&T                                  79,000       5,193
Bell Atlantic                         21,700       1,332
Bellsouth                             24,700       1,806
GTE                                   48,300       1,896
MCI Communications                    33,800         881
NYNEX                                 21,300       1,017
Pacific Telesis Group                 21,300         655
SBC Communications                    30,300       1,667
Sprint                                17,400         609
U.S. West                             23,400       1,103
                                                  18,632

TRUCKING--0.1%
Consolidated Freightways               3,100          77
Pittston Services Group                2,000          54
Roadway Services                       1,800          89
Yellow                                 1,500          21
                                                     241

WHOLESALE--0.6%
Alco Standard                          2,800         237
Fleming                                3,800          91
Genuine Parts                          6,150         247
Potlatch                               1,700    $     69
Sigma Aldrich                          2,400         116
Super-Valu                             3,100          91
Sysco                                  9,100         249
W.W. Grainger                          2,500         151
                                                   1,251
TOTAL COMMON STOCKS
(Cost $167,471)                                  214,298

U.S. TREASURY OBLIGATIONS--0.3%
U.S. Treasury Bill
5.383%, 12/14/95 (A)                  $  600         593

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $594)                                          593

REPURCHASE AGREEMENTS--2.4%
Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$5,258,106 (collateralized by various
U.S. Treasury Bills, total par value
$1,122,801, 03/07/96-09/19/96: U.S.
Treasury Bonds, total par value
$3,293,329, 7.625%-13.750%,
11/15/03-11/15/10: total market value
$5,360,768)                           5,256       5,256

TOTAL REPURCHASE AGREEMENTS
(Cost $5,256)                                     5,256

TOTAL INVESTMENTS--99.1%
(Cost $173,321)                                 220,147

OTHER ASSETS AND LIABILITIES--0.9%
Other Assets and Liabilities, Net                 2,122

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 16,409,292 outstanding shares         $169,709

Portfolio shares--Retail Class A ($.0001
par value--2 billion authorized) based on
160,327 outstanding shares                        1,784

Portfolio shares--Retail Class B ($.0001
par value--billion authorized) based on
89,979 outstanding shares                         1,102

Undistributed net investment income                 110

Accumulated net realized gain on investments      2,723

Net unrealized appreciation of investments       46,826

Net unrealized appreciation of futures contracts     15

TOTAL NET ASSETS:--100.0%                      $222,269

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS            $ 13.34

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE--
RETAIL CLASS A                                  $ 13.35

MAXIMUM SALES CHARGE OF 4.50%+                     0.63

OFFERING PRICE PER SHARE--RETAIL CLASS A        $ 13.98

NET ASSET VALUE AND OFFERING
PRICE PER SHARE--RETAIL CLASS B (1)             $ 13.30

The accompanying notes are an integral part of the financial statements.

*    Non-income  producing  security

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statement.

(A)  Security has been deposited as initial margin on open futures contract.

     ADR--American Depository Receipt
     FHLMC--Federal Home Loan Mortgage Corporation
     FNMA--Federal National Mortgage Association



EQUITY INCOME FUND

Description                        Par (000)/Shares Value (000)

COMMON STOCKS--70.2%

BANKS--5.4%
Citicorp                                  19,808      $1,401
National City                             52,000       1,606
                                                       3,007

CHEMICALS--1.9%
E.I. du Pont de Nemours                   15,000       1,031

DRUGS--5.8%
Abbott Laboratories                       32,000       1,364
Johnson & Johnson                         17,000       1,260
Pfizer                                    11,000         587
                                                       3,211

ELECTRICAL SERVICES--5.0%
Detroit Edison                            37,000       1,193
FPL Group                                 17,000         695
Unicom                                    29,000         877
                                                       2,765

FINANCIAL SERVICES--1.2%
American Express                          15,000         666

FOOD, BEVERAGE & TOBACCO--7.4%
PepsiCo                                   16,000         816
Philip Morris                             27,000       2,253
Sara Lee                                  35,000       1,041
                                                       4,110

GAS/NATURAL GAS--0.7%
Enron                                     11,000         369

HOUSEHOLD PRODUCTS--2.5%
Newell                                    56,000       1,386

INSURANCE--1.2%
Providian                                 16,000         664

MACHINERY--6.4%
General Electric                          40,000       2,550
Tenneco                                   21,000         971
                                                       3,521

MINING--2.2%
Great Northern Iron Ore Properties        26,400       1,241

OIL - DOMESTIC--3.7%
Atlantic Richfield                        19,000       2,040

OIL - INTERNATIONAL--7.4%
Amoco                                     14,000      $  898
Exxon                                     17,500       1,264
Mobil                                     19,500       1,943
                                                       4,105

REAL ESTATE INVESTMENT TRUSTS--12.0%
Crescent Real Estate Equities             24,000         738
Healthcare Realty Trust                   53,000       1,100
Manufactured Home Communities             56,000         966
National Golf Properties                  63,000       1,378
Simon Property Group                      52,000       1,320
Weeks                                     47,000       1,134
                                                       6,636

RAILROADS--1.8%
Union Pacific                             15,000         994

RETAIL--3.6%
Albertson's                                7,000         239
J.C. Penney                               35,000       1,737
                                                       1,976

TELEPHONES & TELECOMMUNICATION--2.0%
AT&T                                      17,000       1,118

TOTAL COMMON STOCKS
(Cost $33,349)                                        38,840

PREFERRED CONVERTIBLE STOCKS--7.0%

AUTOMOTIVE--4.7%
Ford Motor, Ser A, $4.20                  18,500       1,894
General Motors, Ser C, $3.25              11,000         714
                                                       2,608

BANKS--0.8%
Citicorp, Ser 15, $1.217                  21,090         427

STEEL & STEEL WORKS--1.5%
AK Steel, $2.1525                         28,000         847

TOTAL PREFERRED CONVERTIBLE STOCKS
(Cost $3,595)                                          3,882

PREFERRED STOCKS--0.6%

INSURANCE--0.6%
FHP International, Cl A                   15,000         356

TOTAL PREFERRED STOCKS
(Cost $349)                                              356

CONVERTIBLE BONDS--11.3%
Conner Peripherals, 41.666 Shares
6.500%, 03/01/02                          $1,575     $ 1,481
General Instrument, 42.1052 Shares
5.000%, 06/15/00                             975       1,304
Integrated Health Services, 31.1284
Shares
6.000%, 01/01/03                             650         673
Price, 44.3754 Shares
6.750%, 03/01/01                           1,025       1,046
Vencor, 38.5615 Shares
6.000%, 10/01/02                           1,400       1,742

TOTAL CONVERTIBLE BONDS
(Cost $6,222)                                          6,246

REPURCHASE AGREEMENTS--10.3%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$2,532,614 (collateralized by U.S.
Treaury STRIPS, total par value
$7,923,891, 11/15/00-11/15/24, total
market value $2,581,913)                   2,531       2,531

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$3,148,680 (collateralized by various
U.S. Treasury Bills, total par value
$672,360, 03/07/96-09/19/96: U.S.
Treasury Bonds, total par value
$1,972,124, 7.625%-13.750%,
11/15/03-11/15/10: total market value
$3,210,157)                                3,147       3,147

TOTAL REPURCHASE AGREEMENTS
(Cost $5,678)                                          5,678

TOTAL INVESTMENTS--99.4%
(Cost $49,193)                                        55,002

OTHER ASSETS AND LIABILITIES--0.6%
Other Assets and Liabilities, Net                        352

NET ASSETS:
Portfolio shares--Institutional Class ($.0001
par value--2 billion authorized) based on
4,636,094 outstanding shares                         $46,419

Portfolio shares--Retail Class A ($.0001 par
value--2 billion authorized) based on 177,562
outstanding shares                                     1,881

Portfolio shares--Retail Class B ($.0001 par
value--2 billion authorized) based on 110,137
outstanding shares                                     1,170

Undistributed net investment income                      104

Accumulated net realized loss on investments             (29)

Net unrealized appreciation of investments             5,809

TOTAL NET ASSETS:--100.0%                            $55,354

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS                 $ 11.24

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                                $ 11.24

MAXIMUM SALES CHARGE OF 4.50%+                          0.53

OFFERING PRICE PER SHARE--RETAIL CLASS A             $ 11.77

NET ASSET VALUE AND OFFERING PRICE PER
SHARE--RETAIL CLASS B (1)                            $11.20

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

     STRIPS--Separately Trading of Registered Interest and Principle of
     Securities

LIMITED VOLATILITY STOCK FUND

Description                       Shares Value (000)

COMMON STOCKS--92.3%

AEROSPACE & DEFENSE--2.7%
Lockheed Martin                   7,000    $  470

AIR TRANSPORTATION--2.6%
Southwest Airlines               17,500       442

AUTOMOTIVE--3.6%
Paccar                            7,500       350
Stewart & Stevenson Services      8,300       268
                                              618

BANKS--7.6%
Bank of New York                 10,000       465
Boatmen's Bancshares             11,300       418
Wachovia                          9,600       414
                                            1,297

CHEMICALS--2.3%
PPG Industries                    8,500       395

COMPUTERS & SERVICES--2.3%
IBM                               4,200       396

DRUGS--7.9%
Eli Lilly                         5,000       449
Mallinckrodt Group               10,800       428
Merck                             8,400       471
                                            1,348

ELECTRICAL SERVICES--8.1%
Delmarva Power & Light           16,200       371
Montana Power                    13,700       317
Rochester Gas & Electric         13,500       319
Southwestern Public Service      11,600       378
                                            1,385

FOOD, BEVERAGE & TOBACCO--2.4%
Hershey Foods                     6,500       418

GAS/NATURAL GAS--1.8%
Pacific Enterprises              12,000       302

HOUSEHOLD PRODUCTS--2.6%
Clorox                            6,300       450

INSURANCE--2.3%
Aon                               9,650       394

MACHINERY--4.4%
Dresser Industries               14,800       353
General Electric                  6,200       396
                                              749

MEDICAL PRODUCTS & SERVICES--4.6%
Bausch & Lomb                     7,300    $  302
Baxter International             11,600       477
                                              779

METALS & MINING--1.2%
Vulcan Materials                  3,800       201

MISCELLANEOUS CONSUMER SERVICES--1.7%
Rollins                          12,050       295

MULTI-INDUSTRY--2.6%
Harsco                            8,000       445

OIL - INTERNATIONAL--7.6%
Amoco                             7,300       468
Chevron                           9,100       442
Mobil                             4,000       399
                                            1,309

PETROLEUM & FUEL PRODUCTS--2.2%
Questar                          11,700       376

PRECIOUS METALS--2.3%
Barrick Gold                     14,800       383
Santa Fe Pacific Gold               300         4
                                              387

PRINTING & PUBLISHING--2.0%
Banta                             8,100       344

RETAIL--4.3%
Albertson's                      10,800       369
J.C. Penney                       7,500       372
                                              741

SEMI-CONDUCTORS/INSTRUMENTS--1.7%
Intel                             4,800       289

SPECIALTY CONSTRUCTION--2.3%
Clayton Homes                    16,600       394

STEEL & STEEL WORKS--4.5%
Carpenter Technology             11,200       438
Phelps Dodge                      5,200       326
                                              764

TELEPHONES & TELECOMMUNICATION--2.4%
U.S. West                         8,800       415

WHOLESALE--2.3%
Genuine Parts                     9,875       396

TOTAL COMMON STOCKS
(Cost $12,877)                             15,799

U. S. TREASURY OBLIGATIONS--4.1%
U.S. Treasury Bill
6.183%, 10/19/95               $    700   $   698

TOTAL U. S. TREASURY OBLIGATIONS
(Cost $698)                                   698

CASH EQUIVALENTS--2.0%
AIM Short Term
Prime Obligation                347,654       348

TOTAL CASH EQUIVALENTS
(Cost $348)                                   348

TOTAL INVESTMENTS--98.4%
(Cost $13,923)                             16,845

OTHER ASSETS AND LIABILITIES--1.6%
Other Assets and Liabilities, Net             280

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 1,438,464 outstanding shares      14,326

Undistributed net investment income             8

Accumulated net realized loss on
investments                                  (131)

Net unrealized appreciation of
investments                                 2,922

TOTAL NET ASSETS:--100.0%                 $17,125

NET ASSET VALUE, OFFERING PRICE, AND
REDEMPTION PRICE PER SHARE--INSTITUTIONAL
CLASS                                     $ 11.91

The accompanying notes are an integral part of the financial statements.

*    Non-income producing security



DIVERSIFIED GROWTH FUND

Description                       Par (000)/Shares Value (000)

COMMON STOCKS--85.9%

AUTOMOTIVE--2.4%
Ford Motor                             105,000     $3,268

BANKS--2.5%
BankAmerica                             25,000      1,497
Citicorp                                26,900      1,903
                                                    3,400

CHEMICALS--2.0%
E.I. du Pont de Nemours                 41,000      2,819

COMMUNICATIONS EQUIPMENT--4.4%
Motorola                                24,000      1,833
Nokia (ADR)                             60,000      4,185
                                                    6,018

COMPUTERS & SERVICES--5.3%
Cisco Systems*                          68,000      4,692
Compaq Computer*                        27,000      1,306
Seagate Technology*                     29,000      1,222
                                                    7,220

DRUGS--6.5%
Abbott Laboratories                     78,000      3,325
Johnson & Johnson                       41,000      3,039
Pfizer                                  47,000      2,509
                                                    8,873

ELECTRICAL SERVICES--1.0%
Detroit Edison                          40,000      1,290

ENERGY & POWER--1.2%
Thermo Electron*                        34,000      1,577

FINANCIAL SERVICES--4.8%
American Express                        54,000      2,396
First Financial Management               5,000        488
FNMA                                    35,000      3,623
                                                    6,507

FOOD, BEVERAGE & TOBACCO--5.2%
Nabisco Holdings, Cl A                  28,000        830
PepsiCo                                 37,000      1,887
Philip Morris                           35,000      2,922
Sara Lee                                47,000      1,398
                                                    7,037

GAS/NATURAL GAS--0.6%
Enron                                  24,000         804

HOUSEHOLD PRODUCTS--1.1%
Newell                                 59,000       1,460

INSURANCE--0.7%
United Healthcare                      21,000      $1,026

MACHINERY--5.7%
Case Equipment                         27,000         992
General Electric                       69,000       4,399
Tenneco                                51,000       2,359
                                                    7,750
MARINE TRANSPORTATION--0.2%
Royal Carribean Cruises                14,000         340

MEASURING DEVICES--0.5%
MTS Systems                            26,000         735

MEDICAL PRODUCTS & SERVICES--4.8%
Columbia/HCA Healthcare                68,000       3,307
Medtronic                              60,000       3,225
                                                    6,532

MISCELLANEOUS BUSINESS SERVICES--6.7%
General Motors, Cl E                   27,000       1,229
Informix*                              53,000       1,721
Novell*                                71,000       1,296
Oracle Systems*                        90,000       3,451
Synopsys*                              16,000         492
The Bisys Group*                       39,000         995
                                                    9,184

OIL - DOMESTIC--2.1%
Atlantic Richfield                     27,000       2,899

OIL - INTERNATIONAL--4.7%
Amoco                                  30,000       1,924
Exxon                                  29,000       2,095
Mobil                                  16,000       1,594
Union Texas Petroleum                  42,000         767
                                                    6,380

PAPER & PAPER PRODUCTS--1.4%
Weyerhaeuser                           42,000       1,916

PRINTING & PUBLISHING--0.9%
News (ADR)                             54,000       1,188

REAL ESTATE INVESTMENT TRUSTS--3.2%
Debartolo Realty                       82,000       1,148
National Golf Properties               49,000       1,072
Simon Property Group                   84,000       2,132
                                                    4,352

RAILROADS--1.7%
Southern Pacific Rail*                 93,000    $  2,255

RETAIL--6.2%
Dayton Hudson                          26,000       1,973
J.C. Penney                            53,000       2,630
McDonald's                             85,000       3,251
Orchard Supply Hardware Stores*        41,000         595
                                                    8,449

SPECIALTY MACHINERY--2.2%
York International                     73,000       3,075

STEEL & STEEL WORKS--1.9%
AK Steel Holding*                      39,000       1,151
Inland Steel                           37,000         842
Rouge Steel                            23,500         546
                                                    2,539

TELEPHONES & TELECOMMUNICATION--4.5%
Airtouch Communications*               48,000       1,470
L.M. Ericsson Telephone (ADR)          58,000       1,421
Tele Danmark (ADR)                     16,000         414
Vodafone (ADR)                         71,000       2,911
                                                    6,216

TRUCKING--1.5%
Fritz*                                 28,000       2,063

TOTAL COMMON STOCKS
(Cost $95,561)                                    117,172

PREFERRED CONVERTIBLE STOCKS--0.4%

BANKS--0.4%
Citicorp, Ser 15, $1.217               24,010         486

TOTAL PREFERRED CONVERTIBLE STOCKS
(Cost $470)                                           486

CONVERTIBLE BONDS--1.6%
General Instrument, 42.1052 shares
5.000%, 06/15/00                      $ 1,650       2,207

TOTAL CONVERTIBLE BONDS
(Cost $2,218)                                       2,207

REPURCHASE AGREEMENTS--11.6%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$7,802,086 (collateralized by U.S.
Treasury STRIPS, total par value
$24,410,698, 11/15/00-11/15/24, total
market value $7,953,959)               $7,798    $  7,798

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$7,976,609 (collateralized by various
U.S. Treasury Bills, total par value
$1,703,302, 03/07/96-09/19/96: U.S.
Treasury Notes, total par value
$4,996,019, 7.625%-13.750%,
11/15/03-11/15/10: total market value
$8,132,349)                             7,973       7,973

TOTAL REPURCHASE AGREEMENTS
(Cost $15,771)                                     15,771

TOTAL INVESTMENTS--99.5%
(Cost $114,020)                                   135,636

OTHER ASSETS AND LIABILITIES--0.5%
Other Assets and Liabilities, Net                     747

NET ASSETS:
Portfolio Shares--Institutional Class (.0001
par value--2 billion authorized) based on
11,276,198 outstanding shares                     112,233

Portfolio Shares--Retail Class A (.0001 par
value--2 billion authorized) based on 230,527
outstanding shares                                  2,416

Portfolio Shares--Retail Class B (.0001 par
value--2 billion authorized) based on 69,894
outstanding                                           762

Undistributed net investment income                   146

Accumulated net realized loss on investments         (790)

Net unrealized appreciation of investments         21,616

TOTAL NET ASSETS:--100.0%                        $136,383

NET ASSET VALUE, OFFERING PRICE, AND
REDEMPTION PRICE PER SHARE--INSTITUTIONAL CLASS   $ 11.78

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL A                                   $ 11.75

MAXIMUM SALES CHARGE OF 4.50%+                       0.55
OFFERING PRICE PER SHARE--RETAIL CLASS A          $ 12.30

NET ASSET VALUE AND OFFERING
PRICE PER SHARE--RETAIL CLASS B (1)               $ 11.73

The accompanying notes are an integral part of the financial statements.

*    Non-income producing security

+ The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statement.

     ADR--American Depository Receipt
     FNMA--Federal National Mortgage Association
     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities



STOCK FUND

Description                          Par (000)/Shares Value (000)

COMMON STOCK--83.3%

AUTOMOTIVE--1.6%
General Motors                             110,500     $ 5,180

BANKS--3.2%
Bay Banks                                   41,500       3,149
Chemical Banking                           121,300       7,384
                                                        10,533

CHEMICALS--3.2%
Hercules                                    96,600       5,603
Olin                                        75,100       5,163
                                                        10,766

COMPUTERS & SERVICES--7.3%
Compaq Computer*                           143,100       6,923
Cray Research*                             218,100       4,825
Hewlett Packard                             79,800       6,653
IBM                                         63,000       5,946
                                                        24,347

CONTAINERS & PACKAGING--1.4%
Ball                                       155,500       4,607

DRUGS--4.0%
American Home Products                      86,900       7,376
Bristol-Myers Squibb                        80,000       5,830
                                                        13,206

FINANCIAL SERVICES--1.5%
ITT                                         40,400       5,010

FOOD, BEVERAGE & TOBACCO--5.8%
ConAgra                                    186,700       7,398
Dole Food                                  188,900       6,541
Sara Lee                                   178,100       5,298
                                                        19,237

HOME APPLIANCES--1.0%
Whirlpool                                   58,100       3,355

INSURANCE--3.0%
AMBAC                                      129,800       5,711
General Re                                  29,100       4,394
                                                        10,105

LEISURE--2.0%
Brunswick                                  324,500       6,571

MACHINERY--6.3%
Briggs & Stratton                           18,100         729
Case Equipment                             193,300       7,104
Caterpillar                                 58,100       3,304
General Electric                           107,200       6,834
York International                          74,400       3,134
                                                        21,105

MULTI-INDUSTRY--2.5%
Minnesota Mining & Manufacturing            92,800    $  5,243
U.S. Industries*                           203,000       3,147
                                                         8,390

PAPER & PAPER PRODUCTS--4.3%
Bemis                                      185,800       5,133
James River                                188,500       6,031
Scott Paper                                 67,600       3,279
                                                        14,443

PETROLEUM REFINING--9.8%
Amerada Hess                                98,700       4,799
Exxon                                       65,300       4,718
Mobil                                       78,100       7,782
Royal Dutch Petroleum (ADR)                 45,600       5,597
Texaco                                      65,100       4,207
Unocal                                     194,000       5,529
                                                        32,632

PHOTOGRAPHIC EQUIPMENT & SUPPLIES--3.8%
Eastman Kodak                              124,400       7,371
Xerox                                       40,100       5,388
                                                        12,759

PRINTING & PUBLISHING--2.2%
Times Mirror, Cl A                         249,400       7,170

REAL ESTATE INVESTMENT TRUSTS--5.1%
Debartolo Realty                           278,000       3,892
Duke Realty Investments                    104,000       3,237
Equity Residential Properties Trust        155,600       4,687
Simon Property Group                       199,900       5,072
                                                        16,888

RAILROADS--3.5%
Consolidated Rail                           80,300       5,521
CSX                                         74,500       6,267
                                                        11,788

RETAIL--6.0%
Dayton Hudson                               66,700       5,061
Gap                                        135,900       4,892
Sears Roebuck                              151,300       5,579
Wal-Mart Stores                            179,400       4,463
                                                        19,995

SEMI-CONDUCTORS/INSTRUMENTS--2.0%
AMP                                         80,200    $  3,088
Texas Instruments                           43,500       3,474
                                                         6,562

STEEL & STEEL WORKS--1.2%
Aluminum Company of America                 74,000       3,913

TELEPHONES & TELECOMMUNICATION--1.8%
Century Telephone Enterprises              200,900       6,102

WHOLESALE--0.8%
W.W. Grainger                               46,000       2,777

TOTAL COMMON STOCK
(Cost $233,799)                                        277,441

MASTER NOTES--4.7%
Associates Corporation of North
America
5.708%, 10/02/95 (A)                      $  5,717       5,717
Goldman Sachs
5.830%, 10/03/95 (A)                         9,744       9,744

TOTAL MASTER NOTES
(Cost $15,461)                                          15,461

REPURCHASE AGREEMENTS--12.0%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$18,251,112 (collateralized by various
U.S. Treasury STRIPS, total par value
$57,102,985, 05/15/00-05/15/24: total
market value $18,606,382)                   18,241      18,241

Merrill Lynch 5.830%, date 09/29/95,
matures 10/02/95, repurchase price
$21,562,888 (collaterlized by various
U.S. Treasury Bills, total par value
$4,604,478, 03/07/96-09/19/96: U.S.
Treasury Bonds, total par value
$13,505,563, 7.625%-13.75%,
11/15/03-11/15/10: total market value
$21,983,894)                                21,553      21,553

TOTAL REPURCHASE AGREEMENTS
(Cost $39,794)                                          39,794

TOTAL INVESTMENTS--100.0%
(Cost $289,054)                                        332,696

OTHER ASSETS AND LIABILITIES--0.0%
Other Assets and Liabilities, Net                          (10)

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 15,975,824 outstanding shares                $253,795

Portfolio shares--Retail Class A ($.0001 par
value--2 billion authorized) based on 668,325
outstanding shares                                      10,526

Portfolio shares--Retail Class B ($.0001 par
value--2 billion authorized) based on 361,726
outstanding shares                                       6,547

Undistributed net investment income                        235

Accumulated net realized gain on investments            17,941

Net unrealized appreciation of investments              43,642

TOTAL NET ASSETS:--100.0%                             $332,686

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS                   $ 19.56

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE--
RETAIL CLASS A                                         $ 19.57

MAXIMUM SALES CHARGE OF 4.50%+                            0.92

OFFERING PRICE PER SHARE--RETAIL CLASS A               $ 20.49

NET ASSET VALUE AND OFFERING PRICE PER SHARE--
RETAIL CLASS B (1)                                     $ 19.49

The accompanying notes are an integral part of the financial statements.

*    Non-income producing security

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security with Demand Features--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995. The date shown is the longer of the reset or demand date.

     ADR--American Depository Receipt

     AMBAC--American Municipal Bond Assurance Company

     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities



SPECIAL EQUITY FUND

Description                     Par (000)/Shares Value (000)

COMMON STOCK--73.8%

AGRICULTURE--1.6%
Pioneer Hi-Bred International           78,200     $3,597

AUTOMOTIVE--0.4%
Oshkosh Truck, Cl B                     53,200        811

BANKS--0.6%
Chemical Banking                        20,200      1,230

CHEMICALS--1.8%
IMC Global                              63,600      4,031

COMMUNICATIONS EQUIPMENT--0.7%
Aydin*                                  84,400      1,456

CONSTRUCTION MATERIALS--0.8%
Lafarge                                 98,400      1,808

DRUGS--0.2%
Hauser Chemical Research*               93,400        531

ELECTRICAL UTILITIES--1.7%
Unicom                                 124,600      3,769

FINANCIAL SERVICES--0.7%
Carr Realty                             77,200      1,448

MACHINERY--0.8%
Brown & Sharpe Manufacturing*          171,000      1,817

MARINE TRANSPORTATION--6.1%
London & Overseas Freighters (ADR)      40,300        589
Overseas Shipholding Group             229,600      4,563
Stolt-Nielsen                          217,700      6,967
Teekay Shipping*                        46,700      1,121
                                                   13,240

METALS & MINING--20.1%
AK Steel Holding*                      129,100      3,808
Allegheny Ludlum                        92,700      1,889
Aluminum Company of America             81,200      4,293
Asarco                                 168,000      5,292
Ashland Coal                            75,100      2,262
Cleveland-Cliffs                        41,200      1,694
Freeport-McMoran Copper & Gold         273,300      7,005
INCO                                   171,400      5,870
LTV*                                   235,200      3,293
Lukens                                  64,200      1,870
Phelps Dodge                            36,600      2,292
Republic Engineered Steels*            113,000        848
Reynolds Metals                         59,000      3,407
                                                   43,823

NATURAL GAS DISTRIBUTION--1.0%
MCN                                    115,500      2,281
OIL SERVICES--12.0%
Atwood Oceanic*                         44,500        921
Baker Hughes                           145,000      2,954
Dresser Industries                     167,800      4,006
Halliburton                            117,300      4,897
Helmerich & Payne                      236,200      6,643
Horsham                                458,000    $ 6,011
Pride Petroleum Services*               36,300        363
Stolt Comex Seaway*                     36,100        393
                                                   26,188
OIL - DOMESTIC--14.8%
Amerada Hess                            20,100         977
Anadarko Petroleum                      67,700       3,207
Ashland                                 39,900       1,332
Diamond Shamrock                        33,900         835
Holly                                  120,700       2,776
Louisiana Land & Exploration           121,200       4,318
Murphy Oil                              34,700       1,388
Nuevo Energy*                           47,500       1,069
Petrocorp*                              40,800         337
Sun                                     34,206         881
USX-Marathon Group                     357,300       7,055
Valero Energy                          241,700       5,801
Wiser Oil                              161,500       2,221
                                                    32,197
OIL - INTERNATIONAL--3.1%
Texaco                                 104,200       6,734

PRECIOUS METALS--6.5%
Coeur D'Alene Mines                    149,800       3,033
Hecla Mining*                          175,300       2,126
Hemlo Gold Mines                       250,300       2,503
Newmont Mining                         109,499       4,654
Santa Fe Pacific Gold                  141,100       1,781
                                                    14,097

RETAIL--0.9%
Dayton Hudson                           26,400       2,003

TOTAL COMMON STOCK
(Cost $146,045)                                    161,061

MASTER NOTES--8.4%
Associates Corporation of North America
5.708%, 10/02/95 (A)                  $  8,735       8,735
Goldman Sachs
5.830%, 10/03/95 (A)                     9,534       9,534

TOTAL MASTER NOTE
(Cost $18,269)                                      18,269

REPURCHASE AGREEMENT--16.9%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$18,568,887 (collateralized by various
U.S. Treasury STRIPS, total par value
$58,097,221, 05/15/00-05/15/24: total
market value $18,930,343)               18,559      18,559

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$18,370,295, (collateralized by
various U.S. Treasury Bills, total par
value $3,922,741, 03/07/96-09/19/96:
U.S. Treasury Bonds, total par value
$11,505,934, 7.625%-13.75%,
11/15/03-11/15/10: total market value
$18,728,967)                          $ 18,361    $ 18,361

TOTAL REPURCHASE AGREEMENT
(Cost $36,920)                                      36,920

TOTAL INVESTMENTS--99.1%
(Cost $201,234)                                    216,250

OTHER ASSETS AND LIABILITIES--0.9%
Other Assets and Liabilities, Net                    1,992

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 11,278,581 outstanding shares             173,630

Portfolio shares--Retail Class A ($.0001
par value--2 billion authorized) based on
648,950 outstanding shares                          10,058

Portfolio shares--Retail Class B ($.0001
par value--2 billion authorized) based on
271,858 outstanding shares                           4,525

Undistributed net investment income                     75

Accumulated net realized gain on investments        14,938

Net unrealized appreciation of investments          15,016

TOTAL NET ASSETS:--100.0%                         $218,242

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS               $ 17.89

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE--
RETAIL CLASS A                                     $ 17.89

MAXIMUM SALES CHARGE OF 4.50%+                        0.84

OFFERING PRICE PER SHARE--RETAIL CLASS A           $ 18.73

NET ASSET VALUE AND OFFERING PRICE PER SHARE--
RETAIL CLASS B (1)                                 $ 17.83

The accompanying notes are an integral part of the financial statements.

*    Non-income producing security

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security with Demand Features--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1995. The date shown is the longer of the reset or demand date.

     ADR--American Depository Receipt

     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities



REGIONAL EQUITY FUND

Description                   Shares/Par (000) Value (000)

INVESTMENTS IN SECURITIES OF UNAFFILIATED
ISSUERS--80.5%

COMMON STOCKS--65.3%

APPAREL/TEXTILES--0.5%
Raven Industries                    54,100    $   974

AUTOMOTIVE--2.4%
Tower Automotive*                  365,000      5,019

BANKS--5.6%
Community First Bankshares         250,000      4,813
TCF Financial                      120,000      6,990
                                               11,803

BROADCASTING, NEWSPAPERS &
ADVERTISING--1.2%
Lodgenet Entertainment*            240,000      2,520

CHEMICALS--0.6%
W.H. Brady                          16,200      1,183

COMMUNICATIONS EQUIPMENT--3.1%
Communications Systems             440,000      6,490
COMPUTERS & SERVICES--9.7%
Control Data Systems*              450,000      5,456
Cray Research*                     350,000      7,744
Digi International*                220,000      6,215
Netstar*                            96,800      1,016
                                               20,431

DRUGS--2.2%
Lifecore Biomedical*               350,000      4,681

ENVIRONMENTAL SERVICES--0.1%
Appliance Recycling Centers of
America*                            34,300        223

FINANCIAL SERVICES--2.0%
General Growth Properties          200,000      4,125

FOOD, BEVERAGE & TOBACCO--4.7%
Grist Mill*                        210,000      1,969
International Multifoods           190,000      4,085
Michael Foods                      290,000      3,879
                                                9,933

INSURANCE--0.6%
Crop Growers*                       90,000      1,328

MACHINERY--8.2%
Alliant Techsystems*                50,000      2,350
BMC Industries                     161,500      6,238
Donaldson                          200,000      4,925
Pentair                             85,000      3,825
                                               17,338

MEDICAL--5.7%
Angeion*                           555,000      4,163
ATS Medical*                       186,400      1,631
Biovascular*                       266,400      4,795
CNS*                                58,900        773
Empi*                               44,300        875
                                               12,237

METALS & MINING--1.0%
Varlen                              80,600    $ 2,196

MISCELLANEOUS BUSINESS SERVICES--3.1%
National Computer Systems          300,000      6,450

MISCELLANEOUS CONSUMER SERVICES--3.1%
Regis                              300,000      6,450

MISCELLANEOUS TRANSPORTATION--0.7%
Arctco                             120,000      1,530

PRINTING & PUBLISHING--1.9%
IPI*                               198,300        793
Merrill                            175,200      3,241
                                                4,034

RETAIL--5.5%
Buffets*                           178,700      2,234
Damark International, Cl A*        200,000      1,425
Fingerhut                          350,000      5,644
Vicorp Restaurants*                200,000      2,400
                                               11,703

SPECIALTY CONSTRUCTION--0.1%
Apogee Enterprises                  19,500        293

TELEPHONES & TELECOMMUNICATION--0.9%
Marketlink*                        485,000      1,841

WHOLESALE--2.4%
A.M. Castle                        133,500      2,970
Hawkins Chemical                   298,000      2,161
                                                5,131
TOTAL COMMON STOCKS
(Cost $106,569)                               137,913

CONVERTIBLE BONDS--0.8%
Hector Communications
8.500%, 02/15/02                  $  1,630      1,622

TOTAL CONVERTIBLE BONDS
(Cost $1,630)                                   1,622

WARRANTS--0.4%

ENTERTAINMENT--0.0%
Canterbury Park Holdings*          177,500         67

MEDICAL--0.4%
Angeion*                           430,000        644
ATS Medical*                       186,400        105
                                                  749
TOTAL WARRANTS
(Cost $196)                                       816

MASTER NOTES--4.0%
Associates Corporation of North America
5.708%, 10/02/95 (A)                 2,304      2,304
Goldman Sachs
5.830%, 10/03/95 (A)                 6,168      6,168

TOTAL MASTER NOTES
(Cost $8,472)                                $  8,472

REPURCHASE AGREEMENTS--10.0%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$10,186,211 (collateralized by various
U.S. Treasury STRIPS, total par value
$31,870,007, 11/15/00-11/15/24: total
market value $10,384,493)         $ 10,181     10,181

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$10,948,751 (collateralized by various
U.S. Treasury Bills, total par value
$2,337,965, 03/07/96-09/19/96: U.S.
Treasury Bonds, total par value
$6,857,572, 7.625%-13.750%,
11/15/03-11/15/10: total market value
$11,162,521)                        10,943     10,943

TOTAL REPURCHASE AGREEMENTS
(Cost $21,124)                                 21,124

TOTAL INVESTMENTS IN SECURITIES OF UNAFFILIATED
ISSUERS
(Cost $137,991)                               169,947

INVESTMENTS IN COMMON STOCK OF AFFILIATES--19.6%
Aequitron Medical* (B)             360,000      3,330
Aetrium* (B)                       680,000     14,618
Alternate Postal Delivery* (B)     241,900      1,391
Audio King* (B)                    265,000        894
Canterbury Park Holdings* (B)      177,500        422
Deflecta-Shield* (B)               250,000      1,781
Dynamic Healthcare
 Technologies* (B)                 350,000        328
Navarre* (B)                       260,000      2,210
Norstan* (B)                       240,000      6,240
Orphan Medical* (B)                275,000      2,028
Rehabilicare* (B)                  471,400      1,768
Rimage* (B)                        235,000      1,630
TSI (B)                            430,000      4,838

TOTAL INVESTMENTS IN COMMON STOCK OF AFFILIATES
(Cost $26,431)                                 41,478

TOTAL INVESTMENTS--100.1%
(Cost $164,422)                               211,425

OTHER ASSETS AND LIABILITIES--(0.1)%
Other Assets and Liabilities, Net                (295)

NET ASSETS:
Portfolio Shares--Institutional Class ($.0001 par
value-2 billion authorized) based on 11,006,811
outstanding shares                            131,400

Portfolio Shares--Retail Class A ($.0001 par
value-2 billion authorized) based on 871,282
outstanding shares                           $ 10,222

Portfolio Shares--Retail Class B ($.0001 par
value-2 billion authorized) based on 449,114
outstanding shares                              6,649

Undistributed net investment income               317

Accumulated net realized gain on investments   15,539

Net unrealized appreciation of investments     47,003

TOTAL NET ASSETS                             $211,130

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS         $  17.13

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                        $  17.12

MAXIMUM SALES CHARGE OF 4.50%+                   0.81

OFFERING PRICE PER SHARE--RETAIL CLASS A     $  17.93

NET ASSET VALUE AND OFFERING PRICE PER
SHARE--RETAIL CLASS B (1)                    $  16.99

The accompanying notes are an integral part of the financial statements.

*    Non-income producing security

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect at September 30,1995. The date shown is the next reset date.

(B) Investments are representing five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940 at or during the annual fiscal year ended September 30, 1995. The activity for these securities is listed below. Terrano Incorporated changed its name to Dynamic Healthcare Technologies during the year.

                       SHARES         SHARES                                     REALIZED
DESCRIPTION          AT 9/30/94     AT 9/30/95    DIFFERENCE     DIVIDENDS     GAINS/LOSSES
Aequitron
Medical                    --        360,000        360,000       $    --       $      --
Aetrium               248,000        680,000        432,000            --              --
Alternate Postal
 Delivery                  --        241,900        241,900            --              --
Audio King            262,112        265,000          2,888            --              --
Canterbury Park
 Holdings             177,500        177,500             --            --              --
Deflecta-Shield       101,100        250,000        148,900            --              --
Dynamic
 Healthcare
 Technologies         350,000        350,000             --            --              --
Navarre               152,200        260,000        107,800            --              --
Norstan               185,000        240,000         55,000            --              --
Northwest
 Teleproductions      170,000             --       (170,000)           --        (296,275)
Orphan Medical             --        275,000        275,000            --              --
Rehabilicare               --        471,400        471,400            --              --
Rimage                216,000        235,000         19,000            --              --
TSI                   310,000        430,000        120,000        42,885              --

The accompanying notes are an integral part of the financial statements.

     STRIPS--Separately Trading of Registered Interest and Principal of Securities.


EMERGING GROWTH FUND

Description                         Shares/Par (000) Value (000)

COMMON STOCK--89.0%

AEROSPACE & DEFENSE--1.1%
Tracor*                                    27,000     $  446

APPAREL/TEXTILES--0.4%
Cutter & Buck*                             24,000        177

AUTOMOTIVE--2.1%
Deflecta-Shield*                           63,000        449
Tower Automotive*                          34,000        467
                                                         916

BROADCASTING, NEWSPAPERS &
ADVERTISING--2.0%
Bell Cablemedia (ADR)*                     20,000        365
National Wireless Holdings*                19,000        247
Pricellular, Cl A*                         21,000        265
                                                         877

CHEMICALS--2.8%
Applied Extrusion Technologies*            29,000        533
Cambrex                                    13,000        523
H.B. Fuller                                 4,500        142
                                                       1,198

COMMUNICATIONS EQUIPMENT--7.2%
Checkpoint Systems*                        19,000        501
Communications Systems                     38,000        561
General Datacomm Industries*               12,000        177
Numerex, Cl A*                             53,000        444
Picturetel*                                 9,000        407
Telebit*                                   24,000        105
Telewest Communications (ADR)*              6,000        183
Tellabs*                                   16,000        674
                                                       3,052

COMPUTERS & SERVICES--1.2%
Mackie Designs*                            24,000        348
Mylex*                                      6,000        102
Netstar*                                    6,000         63
                                                         513

DRUGS--4.4%
Genzyme*                                    9,000        522
Idexx Labs*                                36,000      1,341
                                                       1,863

ENERGY & POWER--0.9%
California Energy*                         18,000        369

ENTERTAINMENT--0.7%
Avid Technology*                            7,000        301

FINANCIAL SERVICES--7.9%
Advanta, Cl A                               8,000        360
Advanta, Cl B                              13,000        553
First USA                                  11,000        597
Fiserv*                                    24,000        692
SPS Transaction Services*                  17,000        493
The Bisys Group*                           25,200        643
                                                       3,338

HAZARDOUS WASTE MANAGEMENT--2.2%
Molton Metal Technology*                   29,000     $  939

HOUSEHOLD PRODUCTS--1.4%
Coleman*                                   16,000        600

INSURANCE--2.9%
Partnerre Holdings                         15,000        371
Vesta Insurance Group                      22,000        853
                                                       1,224

MACHINERY--0.8%
Shaw Group*                                39,000        356

MEASURING DEVICES--0.7%
Quickturn Design Systems*                  29,000        301

MEDICAL PRODUCTS & SERVICES--13.1%
American Medical Response*                 11,000        312
ATS Medical*                               58,100        508
Cerner*                                    12,000        411
HBO                                        13,000        813
Healthsource*                              14,000        674
Quorum Health Group*                       35,000        792
Target Therapeutics*                       17,000      1,187
Vencor*                                    27,000        864
                                                       5,561

METALS & MINING--0.8%
Republic Engineered Steels*                43,000        323

METALWORKING, MACHINERY, & EQUIPMENT--2.6%
Greenfield Industries                      23,000        707
Wolverine Tube*                            10,000        379
                                                       1,086

MISCELLANEOUS BUSINESS SERVICES--3.5%
Keane*                                     20,000        578
Landmark Graphics*                         26,000        733
Spectrum Holobyte*                         15,000        189
                                                       1,500

MISCELLANEOUS FURNITURE & FIXTURES--0.4%
Falcon Building Products, Cl A*            20,000        175

OIL - DOMESTIC--2.1%
Belden & Blake*                            25,200        479
Cairn Energy USA*                          32,000        408
                                                         887

PRINTING & PUBLISHING--1.3%
Thomas Nelson                              21,000        530

RETAIL--6.2%
Buffets*                                   18,000        225
Hometown Buffet*                           36,000        504
Orchard Supply Hardware Stores*            26,000        377
Santa Isabel (ADR)*                        21,000        454
Today's Man*                               39,000        361
West Marine*                               22,000        704
                                                       2,625

SEMI-CONDUCTORS/INSTRUMENTS--0.7%
Fusion Systems*                            10,900     $  319

SERVICES - SECURITY--1.2%
ITI Technologies*                          18,000        488

SERVICES - PREPACKAGED SOFTWARE--9.3%
Aspen Technologies*                        19,000        570
BTG*                                       58,000        580
Datalogix International*                   20,000        285
Hyperion Software*                          8,000        454
Imnet Systems*                             22,500        579
National Instruments*                      18,000        365
Network Peripherals*                       28,000        441
Platinum Software*                         19,000        221
Summit Medical Systems*                     1,500         23
Transaction Systems Architects*            15,000        401
                                                       3,919

SPECIALTY CONSTRUCTION--0.9%
Insituform Mid-America Cl A                23,000        368

TELEPHONES & TELECOMMUNICATION--3.8%
A+ Communications*                         24,000        366
American Paging*                           19,000        147
Broadband Technologies*                    11,000        237
International Cabletel*                    30,000        840
                                                       1,590

TRUCKING--4.4%
Fritz*                                     12,500        921
Landstar System*                           39,000        941
                                                       1,862
TOTAL COMMON STOCK
(Cost $31,780)                                        37,703

PREFERRED STOCKS--0.4%

MISCELLANEOUS BUSINESS SERVICES--0.4%
Network Imaging                            11,000        184

TOTAL PREFERRED STOCKS
(Cost $181)                                              184

WARRANTS--0.1%

MEDICAL PRODUCTS & SERVICES--0.1%
ATS Medical*                               43,000         24

TOTAL WARRANTS
(Cost $12)                                                24

REPURCHASE AGREEMENTS--10.1%
J.P. Morgan 6.358%, dated 09/29/95,
matures, 10/02/95, repurchase price
$1,967,540 (collateralized by various
U.S. Treasury STRIPS, total par value
$6,155,924, 05/15/00-05/15/24: total
market value $2,005,840)                  $ 1,966      1,966

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$2,338,497, (collateralized by various
U.S. Treasury Bills, total par value
$499,356, 03/07/96-09/19/96: U.S.
Treasury Bonds, total par value
$1,464,680, 7.625%-13.75%,
11/15/03-11/15/10: total market value
$2,384,156)                               $ 2,338    $ 2,338

TOTAL REPURCHASE AGREEMENT
(Cost $4,304)                                          4,304

TOTAL INVESTMENTS--99.6%
(Cost $36,277)                                        42,215

OTHER ASSETS AND LIABILITIES--0.4%
Other Assets and Liabilities, Net                        155

NET ASSETS:
Portfolio shares--Institutional Class ($.0001 par
value--2 billion authorized) based on 3,111,893
outstanding shares                                    34,819

Portfolio shares--Retail Class A ($.0001 par
value--2 billion authorized) based on 28,829
outstanding shares                                       331

Portfolio shares--Retail Class B ($.0001 par
value--2 billion authorized) based on 20,143
outstanding shares                                       234

Undistributed net investment income                       19

Accumulated net realized gain on investments           1,029

Net unrealized appreciation of investments             5,938

TOTAL NET ASSETS:--100.0%                            $42,370

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS                 $ 13.41

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                                $ 13.40

MAXIMUM SALES CHARGE OF 4.50%+                          0.63

OFFERING PRICE PER SHARE--RETAIL CLASS A             $ 14.03

NET ASSET VALUE AND OFFERING PRICE PER
SHARE--RETAIL CLASS B (1)                            $ 13.29

The accompanying notes are an integral part of the financial statements.

*    Non-income producing security.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

     ADR--American Depository Receipt
     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities



TECHNOLOGY FUND

Description                      Shares/Par (000) Value (000)

COMMON STOCK--91.5%

COMMUNICATION SERVICES--0.4%
Performance Systems International*        500       $ 11
UUNET Technologies*                     2,800        129
                                                     140
COMMUNICATIONS EQUIPMENT--21.3%
ACT Networks*                           1,500         16
ADC Telecommunications*                11,700        532
Ascend Communications*                  3,800        304
BroadBand Technologies*                12,100        260
DSC Communications*                    21,800      1,293
General Datacomm Industries*           16,300        240
General Instrument*                    14,700        441
L.M. Ericsson Telephone (ADR)          29,200        715
MRV Communications*                    14,400        308
Nokia (ADR)                            18,400      1,283
Picturetel*                            11,600        525
Plaintree Systems*                     16,000        136
Telebit*                               31,100        136
Tellabs*                               15,400        649
VideoServer*                            3,700        130
                                                   6,968

COMPUTERS & SERVICES--16.2%
Cabletron Systems*                      5,700        375
Cirrus Logic*                          14,200        813
Cisco Systems*                         22,300      1,540
Compaq Computer*                       21,400      1,035
Concentra*                              6,900         72
Convex Computer*                       27,400        123
Diamond Multimedia Systems*               250          8
Mackie Designs*                        16,000        232
Mylex*                                  6,500        111
NetStar*                                6,500         68
Seagate Technology*                    13,200        556
Silicon Graphics*                       8,900        306
StorMedia*                              1,800         81
                                                   5,320

SEMI-CONDUCTORS/INSTRUMENTS--12.8%
Adaptec*                                9,900        408
ANADIGICS*                              2,807         78
Applied Materials*                      6,200        634
C.P. Clare*                               700         18
Fusion Systems*                         8,200        240
LSI Logic*                             14,400        832
Micron Technology                      13,400      1,065
Paradigm Technology*                      200          6
Quickturn Design Systems*              21,000        218
S3*                                    10,700        373
SDL*                                    2,100         59
Solectron*                              4,800        190
TelCom Semiconductor*                   6,000         69
                                                   4,190

SERVICES - PREPACKAGED SOFTWARE--40.8%
ArcSys*                                   500     $   21
Aspen Technologies*                    12,300        369
Autodesk                               12,200        534
Avid Technology*                        6,000        258
Baan, N.V.*                             9,500        428
BDM International*                      2,700         74
BTG*                                   21,200        212
C*ATS Software*                           500          4
CFI Proservices*                       20,000        325
Checkfree*                              2,000         40
Computer Associates International      11,650        492
Datalogix International*               26,800        382
Dataware Technologies*                  8,100        103
Dendrite International*                10,600        162
Discreet Logic*                         2,000        110
Firefox Communications*                 1,000         25
Harbinger*                                300          4
Hyperion Software*                      8,400        477
Imnet Systems*                         12,200        314
Inference*                              5,300         80
Informix*                              55,300      1,795
Legato Systems*                           400         11
Macromedia*                             5,200        297
McAfee Associates*                      6,689        344
National Instruments*                  16,700        338
Network Peripherals*                   14,000        221
Novell*                                21,200        387
ON Technology*                            500          9
Oracle Systems*                        36,000      1,382
Parametric Technology*                  9,400        578
Peoplesoft*                             8,400        763
Pinnacle Systems*                       1,500         46
Platinum Technology*                   14,800        307
Pure Software*                          2,500         89
Seer Technology*                          500          8
Smith Micro Software*                     500          5
Softdesk*                               8,200        207
Softkey International*                  7,700        341
Spectrum Holobyte*                     27,400        346
Spyglass*                                 100          5
Synopsys*                              13,600        418
System Software Associates             14,200        570
TGV Software*                             500          8
Transaction Systems Architects*        18,400        492
                                                  13,381

TOTAL COMMON STOCK
(Cost $23,247)                                    29,999

PREFERRED STOCKS--0.4%

SERVICES - PREPACKAGED SOFTWARE--0.4%
Network Imaging                         6,800        114

TOTAL PREFERRED STOCKS
(Cost $128)                                          114

REPURCHASE AGREEMENTS--7.4%
J.P. Morgan 6.358%, dated 09/29/95,
matures 10/02/95, repurchase price
$1,025,274 (collateralized by various
U.S. Treasury STRIPS, total par value
$3,207,966, 11/15/00-11/15/24: total
market value $1,045,281)               $1,025    $ 1,025

Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price $1,385,418
(collateralized by various U.S. Treasury Bills,
total par value $295,838, 03/07/96-09/19/95:
U.S. Treasury Bonds, total par value $867,734,
7.625%-13.750%, 11/15/03-11/15/10: total market
value $1,412,467)                       1,385      1,385

TOTAL REPURCHASE AGREEMENTS (Cost $2,410)          2,410

TOTAL INVESTMENTS--99.3% (Cost $25,785)           32,523

OTHER ASSETS AND LIABILITIES--0.7%
Other Assets and Liabilities, Net                    244

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion shares authorized)
based on 1,605,061 outstanding shares             19,697

Portfolio shares--Retail Class A
($.0001 par value--2 billion authorized)
based on 80,253 outstanding shares                 1,250

Portfolio shares--Retail Class B ($.0001
par value--2 billion authorized) based on
112,734 outstanding shares                         1,788

Accumulated net realized gain on investments       3,294

Net unrealized appreciation of investments         6,738

TOTAL NET ASSETS:--100.0%                        $32,767

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
PER SHARE--INSTITUTIONAL CLASS                   $ 18.24

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                            $ 18.24

MAXIMUM SALES CHARGE OF 4.50%+                      0.86

OFFERING PRICE PER SHARE--RETAIL CLASS A         $ 19.10

NET ASSET VALUE AND OFFERING PRICE PER
SHARE--RETAIL CLASS B (1)                        $ 18.02

The accompanying notes are an integral part of the financial statements.

*    Non-income producing security

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statement.

     ADR--American Depository Receipt
     STRIPS--Separately Trading of Registered Interest and Principal of
     Securities



INTERNATIONAL FUND

Description                        Shares/Par (000) Value (000)

FOREIGN COMMON STOCKS--91.7%

ARGENTINA--1.8%
Banco Frances Rio Plata (ADR)              15,700     $  340
Cementera Argentina*                      100,000        435
Commercial del Plata*                      79,000        186
Dycasa Dragados, Cl B                      60,000        141
Irsa, Cl B*                               113,450        270
Polledo*                                  140,000         96
Quilmes Industrial                         12,300        227
                                                       1,695

AUSTRALIA--0.8%
Newscorp                                  135,800        755

CHILE--0.4%
Madeco (ADR)                               10,000        235
Santa Isabel (ADR)                          8,200        177
                                                         412

FINLAND--5.0%
Nokia, Cl A                                68,000      4,772

FRANCE--1.9%
Axa                                         7,950        420
Business Objects (ADR)*                     6,700        285
Castorama                                   1,705        278
Cie Bancaire                                3,965        370
SGS-Thomson (ADR)*                          9,300        452
                                                       1,805

GERMANY--1.3%
Siemens                                       875        440
Veba                                       20,250        802
                                                       1,242

HONG KONG--5.5%
Cheung Kong Holdings                      115,000        626
Citic Pacific                             157,700        476
First Pacific                           1,699,000      1,813
HSBC Holdings                              92,200      1,282
Hutchison Whampoa                          85,000        461
Sun Hung Kai Properties                    69,000        560
                                                       5,218

INDIA--0.7%
East India Hotels (A) (GDR)*                7,100        135
I.T.C. (A) (ADR)*                          46,500        418
Ranbaxy Laboratories (A) (GDR)              5,500        154
                                                         707

INDONESIA--1.1%
Indonesian Satellite (ADR)                 30,000      1,054

IRELAND--0.4%
Elan (ADR)*                                10,000     $  415

ISRAEL--0.4%
ECI Telecommunications                     16,000        358

ITALY--2.3%
Assicurazioni Generali                     18,000        416
Falck*                                    100,000        245
Fila Holdings (ADR)                         8,000        283
Instituto Mobiliare                        22,000        132
Mediobanca                                 28,000        208
Telecom Italia                            539,000        899
                                                       2,183

JAPAN--25.2%
Advantest                                  19,000      1,123
Alpine Electronics                         26,000        399
Best Denki                                 11,000        166
Bridgestone                                26,000        386
Canon                                      13,000        232
Canon Sales                                 6,000        155
Daini Denden                                  210      1,733
Daiwa Securities                           57,000        719
Fanuc                                       4,000        178
Hirose Electric                             6,300        395
Ito Yokado                                 20,000      1,106
Keyence                                     3,800        472
KOA                                        35,000        554
Kokusai Electric                           31,000        707
Komatsu                                    48,000        386
Kubota                                     62,000        418
Kurita Water Industries                     9,000        245
Kyocera                                    24,000      1,974
Makita                                     13,000        206
Marui                                      14,000        261
Matsushita Electric                        16,000        245
Mitsubishi Electric                        34,000        266
Mitsubishi Estate                          54,000        605
Mitsubishi Trust & Banking                 16,000        250
Mitsui Fudosan                             40,000        480
Murata Manufacturing                       26,000        976
NEC                                       141,000      1,965
Nikon                                      75,000        969
Nippon Telegraph & Telephone                   36        310
Nissan Motors                              41,000        295
Nomura Securities                          33,000        646
NTT Data Communications                        19        443
Sankyo                                      8,000        182
Sanwa Bank                                 25,000        469
Sharp                                      33,000        463
Sony                                        8,000        415
Sumitomo Bank                              18,000        349
Sumitomo Trust & Banking                   35,000    $   480
TDK                                         4,000        206
Tokyo Electronics                          30,000      1,305
Toray                                      50,000        304
Toyota Motor                               19,000        362
Ushio                                      16,000        177
Yamanouchi Pharmaceutical                   8,000        173
                                                      24,150

LUXEMBOURG--0.2%
Millicom International*                     6,000        193

MALAYSIA--3.5%
Arab-Malaysian Merchant Bank               98,000      1,210
Malayan Banking                            53,000        428
New Straits Times Press                   100,000        283
Sime Darby Malaysia                       125,000        333
Technology Resources*                     296,000        772
United Engineers, F                        55,000        353
                                                       3,379

MEXICO--2.6%
Bufete Industrial (ADR)*                   10,500        169
Cemex, Cl A                                51,750        218
Cifra                                     117,000        146
Grupo Carso (ADR)*                         17,400        191
Grupo Financiero Banamex, Cl B            170,000        340
Grupo Financiero Banamex, Cl L              8,500         17
Grupo Financiero Inbursa, Cl C            200,000        631
Grupo Iusacell (ADS)*                      15,510        202
Grupo Modelo                               34,000        138
Grupo Posadas, Cl A*                      600,000        235
Grupo Synkro (ADR)*                       250,000         69
Kimberly Clark, Cl A                       11,000        147
                                                       2,503

NETHERLANDS--4.1%
Advanced Semi-Conductor (ADR)*              4,800        242
ASM Litho Holdings (ADR)*                  12,000        526
Baan (ADR)*                                16,000        720
Elsevier                                   18,500        237
Getronics                                   3,800        187
International Nederlanden                   4,200        244
Madge Networks (ADR)*                       8,300        266
Philips Electronics                         8,800        429
Polygram                                   10,000        650
Wolters Kluwer                              4,200        385
                                                       3,886

NEW ZEALAND--0.8%
Telecom New Zealand (ADR)                  13,100        809

NORWAY--1.3%
Hafslund Nycomed, Cl B                     10,000     $  259
Petroleum Geo-Services (ADR)*              39,300        963
                                                       1,222

PERU--2.2%
Banco de Credito del Peru, Cl C           122,000        229
Banco Wiese (ADR)                          53,748        363
Cementos Norte Pacasmayo                   50,000        117
Cia de Minas Buenaventura, Cl T            33,883        193
Cia Peruana de Telefonos, Cl B            481,559        927
El Pacifico Peruana Suiza                   8,431        207
Telefonos 2000*                            73,899         72
                                                       2,108

PHILIPPINES--0.7%
San Miguel, Cl B                          181,000        639

SINGAPORE--2.6%
Cerebos Pacific                            40,000        239
City Developments                          87,600        542
Creative Technology (ADR)*                  8,600        117
Flextronics (ADR)*                         12,200        314
Singapore Press, F                         12,000        184
Straits Steamship Land                    104,000        285
United Overseas Bank, F                    88,640        768
                                                       2,449

SOUTH KOREA--3.4%
Korea Fund                                 20,750        459
Korea Mobile Telecom (A) (GDR)*            18,900        671
Samsung Electric Non-Voting (GDS)
New*                                        1,781        107
Samsung Electric Non-Voting (GDS)*         28,400      1,989
Samsung Electric Voting (GDR) New*             70          8
Samsung Electric Voting (GDR) New*            135         15
Samsung Electric Voting (A) (GDR)*            354         42
                                                       3,291

SWEDEN--7.7%
Allgan Free, Cl B                          20,300        454
Asea Free, Cl B                             9,950        987
Astra Free, Cl B                           26,200        922
Autoliv                                    14,500        884
Ericsson Telephone (ADR)                  168,000      4,116
                                                       7,363

SWITZERLAND--4.1%
Brown Boveri & Cie Bearer                     375        434
Ciba Geigy                                    450        361
Roche Holdings                                230      1,624
Sandoz Pharmaceutical                       1,940      1,477
                                                       3,896

THAILAND--1.8%
Advanced Info Service, F                   57,000     $  897
Land And House, F                           9,400        148
Total Access Communications (ADR)*         50,000        313
United Communication                       25,000        325
                                                       1,683

UNITED KINGDOM--9.9%
B.A.T.                                     24,000        200
Barclays Bank                              41,000        485
British Sky Broadcasting (ADR)             45,000      1,627
Commercial Union                           47,600        440
GlaxoWellcome                              52,000        630
Logica                                     31,000        239
Next                                      104,400        669
Reuters                                   103,900        917
Smithkline Beecham                        127,900      1,270
Takare                                     82,400        289
Tele-Communications (ADR), Cl A            49,200        917
Vodafone Group                            157,800        662
WPP Group                                  87,300        205
Zeneca Group                               56,000      1,012
                                                       9,562

TOTAL FOREIGN COMMON STOCKS
(Cost $78,518)                                        87,749

FOREIGN PREFERRED STOCKS--2.0%

GERMANY--2.0%
SAP                                        11,500      1,871

TOTAL FOREIGN PREFERRED STOCKS
(Cost $1,433)                                          1,871

REPURCHASE AGREEMENT--6.4%
Merrill Lynch 5.830%, dated 9/29/95,
matures 10/2/95, repurchase price
$6,080,345 (collateralized by various
U.S. Treasury Bills, total par value
$1,298,379, 3/07/96 - 9/19/96: U.S.
Treasury Bonds, total par value
$3,808,324, 8.250% - 13.750%,
11/15/03 - 11/15/10: total market
value $6,199,061)                        $  6,077      6,077

TOTAL REPURCHASE AGREEMENT
(Cost $6,077)                                          6,077

TOTAL INVESTMENTS--100.1%
(Cost $86,028)                                        95,697

OTHER ASSETS AND LIABILITIES--(0.1%)

OTHER ASSETS AND LIABILITIES, NET                       (115)

NET ASSETS:
Portfolio shares of
Institutional ($.0001
par value--2 billion
authorized) based on
9,166,192 outstanding
shares                                               $89,600

Portfolio shares of
Retail class A
($.0001 par value--2
billion authorized)
based on 85,174
outstanding shares                                       832

Portfolio shares of
Retail class B
($.0001 par value--2
billion authorized)
based on 30,086
outstanding shares                                       284

Undistributed net
investment income                                      1,609

Accumulated net
realized loss on
investments and
foreign currency
transactions                                          (6,170)

Net unrealized
depreciation on
forward foreign
currency contracts,
foreign currency and
translation of other
assets and
liabilities in
foreign currency                                        (242)

Net unrealized
appreciation on
investments                                            9,669

TOTAL NET
ASSETS:--100.0%                                      $95,582

NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PRICE PER
SHARE--INSTITUTIONAL
CLASS                                                $ 10.30

NET ASSET VALUE AND
REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                                $ 10.28

MAXIMUM SALES CHARGE
OF 4.50%+                                               0.48

OFFERING PRICE PER
SHARE--RETAIL CLASS A                                $ 10.76

NET ASSET VALUE AND
OFFERING PRICE PER
SHARE--RETAIL CLASS B (1)                            $ 10.20

The accompanying notes are an integral part of the financial statements.

*    Non-income producing security

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statement.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1993, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.

     ADR--American Depository Receipts
     ADS--American Depository Shares
     GDR--Global Depository Receipts
     GDS--Global Depository Shares
     F--Foreign Registry Shares



REAL ESTATE SECURITIES FUND

Description                      Shares/Par (000) Value (000)

COMMON STOCK--95.7%

REAL ESTATE INVESTMENT TRUSTS--95.7%

HEALTHCARE FACILITIES--11.3%
Health & Retirement Property Trust      10,700    $  167
Health Care Property Investors           5,100       173
National Health                          4,500       136
Nationwide Health Properties             4,300       176
                                                     652

HOTELS--3.2%
Hospitality Properties Trust             7,000       184

OFFICE/INDUSTRIAL--33.7%
Cali Realty                             12,400       251
Duke Realty Investments                  4,500       140
Highwoods Properties                     7,200       190
Liberty Property Trust                  11,300       240
Security Capital Industrial Trust       10,000       163
Shurgard Storage Centers                 6,200       154
Sovran Self Storage                      5,600       139
Spieker Properties                      10,500       251
Storage Trust                            5,000       102
Storage USA                              5,700       176
Weeks                                    5,500       133
                                                   1,939

RESIDENTIAL--25.3%
Bay Apartment Communities                6,600       142
Chateau Properties                       4,000        87
Equity Residential Properties Trust      8,100       244
Evans Withycombe Residential             8,100       164
Post Properties                          3,800       118
ROC Communities                          5,900       136
Summit Properties                       11,700       221
Sun Communities                          5,500       143
Wellsford Real Estate                    9,500       203
                                                   1,458

RETAIL--22.2%
CBL & Associates Properties              6,000       125
DeBartolo Realty                         8,400       118
Developers Diversified Realty            5,600       167
Excel Realty Trust                       6,000       119
Federal Realty Investment Trust          6,000       140
JDN Realty                               6,000       128
Macerich                                 6,200       132
Mid-America Realty Investments          14,400       113
Simon Property Group                     4,800       122
Weingarten Realty Investors              3,200       113
                                                   1,277

TOTAL COMMON STOCK
(Cost $5,340)                                      5,510

REPURCHASE AGREEMENT--7.7%
Merrill Lynch 5.830%, dated 09/29/95,
matures 10/02/95, repurchase price
$443,780, (collateralized by various
U.S. Treasury Bills, total par value
$94,764, 03/07/96-09/19/96: U.S.
Treasury Bonds, total par value $277,955,
7.625%-13.750%, 11/15/03-11/15/10: total
market value $452,445)                    $444     $ 444

TOTAL REPURCHASE AGREEMENT (Cost $444)               444

TOTAL INVESTMENTS--103.4% (Cost $5,784)            5,954

OTHER ASSETS AND LIABILITIES--(3.4%)
Other Assets and Liabilities, Net                   (196)

NET ASSETS:
Portfolio shares--Institutional Class
($.0001 par value--2 billion authorized)
based on 555,059 outstanding shares                5,575

Portfolio shares--Retail Class A ($.0001
par value--2 billion authorized) based on
92 outstanding shares                                  1

Portfolio shares--Retail Class B ($.0001
par value--2 billion authorized) based on
96 outstanding shares                                  1

Undistributed net investment income                   11

Net unrealized appreciation of investments           170

TOTAL NET ASSETS:--100.0%                         $5,758

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE--INSTITUTIONAL CLASS              $10.37

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE--RETAIL CLASS A                             $10.38

MAXIMUM SALES CHARGE OF 4.50%+                      0.49

OFFERING PRICE PER SHARE                          $10.87

NET ASSET VALUE AND OFFERING PRICE PER
SHARE--RETAIL CLASS B (1)                         $10.38

The accompanying notes are an integral part of the financial statements.

+ The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(1) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statement.


STATEMENTS OF OPERATIONS (000)

For the period ended September 30, 1995

                                               PRIME        GOVERNMENT      TREASURY
                                            OBLIGATIONS    OBLIGATIONS    OBLIGATIONS
                                                FUND           FUND           FUND
INVESTMENT INCOME:
Interest                                      $107,082       $42,675        $53,757
EXPENSES:
Investment advisory fees                         7,154         2,881          3,996
Distribution Fees -- Institutional Class           571           263             --
Distribution fees -- Retail Class A                140            --             --
Distribution Fees -- Corporate Trust
Class                                                7           200            982
Administrator fees                               1,252           504            656
Custodian fees                                     538           216            281
Registration fees                                  660           157            267
Professional fees                                  201            76            110
Transfer agent fees                                117            51             63
Printing                                            60            42             43
Directors' fees                                     56            23             28
Amortization of organizational costs                 2             2             --
Other                                              118            38             46
TOTAL EXPENSES                                  10,876         4,453          6,472
LESS: EXPENSES WAIVED                           (2,689)       (1,009)          (902)
TOTAL NET EXPENSES                               8,187         3,444          5,570
INVESTMENT INCOME--NET                          98,895        39,231         48,187
NET REALIZED GAIN (LOSS) ON INVESTMENTS              3           (36)            31
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                    $ 98,898       $39,195        $48,218


The accompanying notes are an integral part of the financial statements.


For the period ended September 30, 1995

                                                               LIMITED      INTERMEDIATE     FIXED
                                                                 TERM           TERM         INCOME
                                                             INCOME FUND     INCOME FUND      FUND
INVESTMENT INCOME:
Interest                                                       $ 6,700         $5,440       $13,903
EXPENSES:
Investment advisory fees                                           749            573         1,395
Administrator fees                                                 149            118           275
Transfer agent fees                                                 22             21            35
Amortization of organizational costs                                 4              4            --
Custodian fees                                                      14              7            15
Directors' fees                                                      3              3             5
Registration fees                                                   26             12            87
Professional fees                                                   19              9            21
Printing                                                            41             17            35
Distribution fees--Retail Class A                                   24              7            18
Distribution fees--Retail Class B                                   --             --            24
Other                                                               13              8            17
TOTAL EXPENSES                                                   1,064            779         1,927
LESS: EXPENSES WAIVED OR ABSORBED                                 (422)          (206)         (497)
TOTAL NET EXPENSES                                                 642            573         1,430
INVESTMENT INCOME--NET                                           6,058          4,867        12,473
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS--NET:
Net realized gain (loss) on investments                         (1,327)           542         3,351
Net change in unrealized appreciation of investments             2,575          3,016         9,685
NET GAIN (LOSS) ON INVESTMENTS                                   1,248          3,558        13,036
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 7,306         $8,425       $25,509


(table continued)

                                                                                     MINNESOTA
                                      LIMITED                        COLORADO         INSURED
      INTERMEDIATE     MORTGAGE       TERM TAX     INTERMEDIATE    INTERMEDIATE    INTERMEDIATE
       GOVERNMENT     SECURITIES    FREE INCOME      TAX FREE        TAX FREE        TAX FREE
        BOND FUND        FUND           FUND           FUND            FUND            FUND

         $5,520         $1,926         $ 634          $1,587          $2,251          $2,942

            566            197           100             206             284             377
            111             50            50              50              57              74
             21             20            19              19              20              20
             --              4             7              --               5               6
              8              6             4               9              12              16
              2              1             1               1               1               1
             35              3             1              16              19              18
             11              4             6               4               4               6
             14              8             8               3               5              10
              5              1             2               2               3               5
             --             --            --              --              --              --
              6              4             3               2               3               4
            779            298           201             312             413             537
           (214)          (100)         (116)           (114)           (129)           (160)
            565            198            85             198             284             377
          4,955          1,728           549           1,389           1,967           2,565

            (76)            32            14             376             234             214
          3,665          1,379           138           1,232           2,043           2,478
          3,589          1,411           152           1,608           2,277           2,692
         $8,544         $3,139         $ 701          $2,997          $4,244          $5,257

The accompanying notes are an integral part of the financial statements.



For the period ended September 30, 1995

                                                                                                            LIMITED
                                                              ASSET                   EQUITY    EQUITY    VOLATILITY
                                                           ALLOCATION    BALANCED     INDEX     INCOME       STOCK
                                                              FUND         FUND        FUND      FUND      FUND (1)
INVESTMENT INCOME:
Interest                                                     $1,245       $ 5,139    $   422    $  519      $   70
Dividends                                                       599         2,249      4,610     1,499         385
Less: Foreign taxes withheld                                     --            --         --        --          --
Total investment income                                       1,844         7,388      5,032     2,018         455
EXPENSES:
Investment advisory fees                                        299         1,175      1,277       290          91
Administrator fees                                               63           240        262        57          44
Transfer agent fees                                              29            39         36        27           6
Amortization of organizational costs                              5             4          4        10           2
Custodian fees                                                   12            17         22        12           4
Directors' fees                                                   2             5          6         1          --
Registration fees                                                 1            30         36        15           5
Professional fees                                                 4            17         22        10           2
Printing                                                         12            39         45        11           2
Distribution fees--Retail Class A                                 2            35          3         5          --
Distribution fees--Retail Class B                                 2            11          3         3          --
Other                                                             6            14         20         4           1
TOTAL EXPENSES                                                  437         1,626      1,736       445         157
LESS: EXPENSES WAIVED OR ABSORBED                               (97)         (262)    (1,091)     (128)        (60)
TOTAL NET EXPENSES                                              340         1,364        645       317          97
INVESTMENT INCOME (LOSS)--NET                                 1,504         6,024      4,387     1,701         358
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS--NET:
Net realized gain (loss) on investments                       1,590         7,484      1,499       435        (131)
Net realized gain on futures contracts                           --            --      1,525        --          --
Net realized gain on forward foreign currency contracts
 and foreign currency transactions                               --            --         --        --          --
Net change in unrealized appreciation of investments          4,397        18,934     40,664     5,876       2,922
Net change in unrealized appreciation on futures
 contract                                                        --            --         15        --          --
Net change in unrealized depreciation on forward foreign
 currency contracts, foreign currency and translation
 of other assets and liabilities in foreign currency             --            --         --        --          --

NET GAIN ON INVESTMENTS                                       5,987        26,418     43,703     6,311       2,791
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $7,491       $32,442    $48,090    $8,012      $3,149


(table continued)

                                                                                                           REAL
            DIVERSIFIED               SPECIAL    REGIONAL    EMERGING                                      ESTATE
               GROWTH       STOCK      EQUITY     EQUITY      GROWTH     TECHNOLOGY    INTERNATIONAL       SECURITIES
                FUND         FUND       FUND       FUND        FUND         FUND            FUND           FUND (2)

              $   508      $ 1,676    $ 2,559    $  1,125     $  178       $   22         $   312          $  8
                1,497        5,358      3,070       1,181*        50           70           1,094            70
                   --           --         --          --         --           --            (110)           --
                2,005        7,034      5,629       2,306        228           92           1,296            78

                  574        1,705      1,241         995        153          121             869             8
                  111          341        252         200         50           50              95            13
                   30           45         46          42         28           28              30             2
                    9           --         --           4          5            5               5             1
                   25           29         17          15          7            5             193            --
                    2            7          5           4          1            1               2            --
                   35           71         43          32         12            8              23             2
                   16           28         21          14          2            2              10            --
                   21           51         40          31          3            3              14             1
                    5           25         22          26         --            1               1            --
                    3           24         23          22          1            5               1            --
                    8           23         18          13          1            1              20            --
                  839        2,349      1,728       1,398        263          230           1,263            27
                 (218)        (378)      (128)       (160)       (77)         (71)            (49)          (18)
                  621        1,971      1,600       1,238        186          159           1,214             9
                1,384        5,063      4,029       1,068         42          (67)             82            69

                2,291       17,763     15,970      16,157*     1,122        3,397          (5,987)           --
                   --           --         --          --         --           --              --            --

                   --           --         --          --         --           --           1,921            --
               21,333       35,581      4,572      37,100*     5,699        6,007           8,360           170
                   --           --         --          --         --           --              --            --
                   --           --         --          --         --           --            (202)           --
               23,624       53,344     20,542      53,257      6,821        9,404           4,092           170
              $25,008      $58,407    $24,571    $ 54,325     $6,863       $9,337         $ 4,174          $239


The accompanying notes are an integral part of the financial statements.

* Includes the following amounts due to Investments in Common Stocks of Affiliates (000): $43 of dividend income, $296 of realized gains, and $14,582 of change in unrealized appreciation of investments.

(1)  The Limited Volatility Stock Fund commenced operations on November 15,
     1994.

(2)  The Real Estate Securities Fund commenced operations on June 30, 1995.




STATEMENTS OF CHANGES IN NET ASSETS (000)



                                                        PRIME                      GOVERNMENT                    TREASURY
                                                   OBLIGATIONS FUND             OBLIGATIONS FUND             OBLIGATIONS FUND
                                                 10/1/94        10/1/93       10/1/94        10/1/93       10/1/94       10/4/93(1)
                                                   TO              TO            TO             TO            TO           TO
                                                 9/30/95        9/30/94       9/30/95        9/30/94       9/30/95       9/30/94
OPERATIONS:
Investment income--net                      $     98,895    $    35,066   $    39,231    $    11,389   $    48,187   $    18,457
Net realized gain (loss) on investments                3             --           (36)            42            31            --
Net increase in net assets resulting
 from operations                                  98,898         35,066        39,195         11,431        48,218        18,457
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net
Institutional class                              (95,604)       (35,064)      (31,983)       (11,389)       (1,945)           --
Retail class A                                    (3,049)            --            --             --            --            --
Retail class B                                        --             --            --             --            --            --
Corporate Trust class                               (244)            --        (7,248)            --       (46,242)      (18,457)
Net realized gain on investments
Institutional class                                   --             --            --            (17)           --            --
Retail class A                                        --             --            --             --            --            --
Retail class B                                        --             --            --             --            --            --
Corporate Trust class                                 --             --            --             --            --            --
Total distributions                              (98,897)       (35,064)      (39,231)       (11,406)      (48,187)      (18,457)
CAPITAL SHARE TRANSACTIONS
 AT NET ASSET VALUE OF $1.00 PER SHARE:
Institutional Class
Proceeds from sales                           11,741,658      7,496,942     4,886,718      3,213,046       417,680            --
Reinvestment of distributions                     33,427         13,344        16,078          5,280         1,201            --
Payments for redemptions                     (10,171,378)    (6,885,929)   (4,807,345)    (2,999,813)     (301,711)           --
Increase in net assets from
 Institutional Class transactions              1,603,707        624,357        95,451        218,513       117,170            --
Retail Class A:
Proceeds from sales                              105,193             --            --             --            --            --
Shares issued in connection with
 acquisition of Money Fund                        63,816             --            --             --            --            --
Reinvestment of distributions                      2,635             --            --             --            --            --
Payments for redemptions                         (75,561)            --            --             --            --            --
Increase in net assets from Retail Class A
 transactions                                     96,083             --            --             --            --            --
Retail Class B:
Proceeds from sales                                   14             --            --             --            --            --
Reinvestment of distributions                         --             --            --             --            --            --
Payments for redemptions                              --             --            --             --            --            --
Increase in net assets from Retail Class B
 transactions                                         14             --            --             --            --            --
Corporate Trust Class:
Proceeds from sales                               35,254             --       427,493             --     3,746,678     3,642,667
Shares issued in connection with acquisition
 of CT Government Fund                                --             --       156,260             --            --            --
Reinvestment of distributions                         --             --            --             --            --            --
Payments for redemptions                         (25,519)            --      (384,892)            --    (3,453,980)   (2,896,577)
Increase in net assets from Corporate Trust
 Class transactions                                9,735             --       198,861             --       292,698       746,090
Increase in net assets from capital share
 transactions                                  1,709,539        624,357       294,312        218,513       409,868       746,090
Total increase in net assets                   1,709,540        624,359       294,276        218,538       409,899       746,090
Net assets at beginning of period              1,307,347        682,988       455,869        237,331       746,090            --
Net assets at end of period (2)             $  3,016,887    $ 1,307,347   $   750,145    $   455,869   $ 1,155,989   $   746,090


The accompanying notes are an integral part of the financial statements.

(1)  The Treasury Obligations Fund commenced operations on October 4, 1993.

(2) Including undistributed net investment income (000) of $0 and $2 for Prime Obligations Fund at September 30, 1995 and September 30, 1994, respectively. The accompanying notes are an integral part of the financial statements.



                                                                           INTERMEDIATE          FIXED             INTERMEDIATE
                                                    LIMITED TERM            TERM INCOME         INCOME             GOVERNMENT
                                                     INCOME FUND              FUND               FUND              BOND FUND
                                                  10/1/94   10/1/93    10/1/94   10/1/93   10/1/94   10/1/93    10/1/94   10/1/93
                                                       to        to         to        to        to        to      to        to
                                                  9/30/95   9/30/94    9/30/95   9/30/94   9/30/95   9/30/94    9/30/95   9/30/94

OPERATIONS:
Investment income--net                           $  6,058  $   4,118  $  4,867  $  2,960  $ 12,473  $  3,345  $   4,955   $   325
Net realized gain (loss) on investments            (1,327)        29       542      (863)    3,351      (188)       (76)      (78)
Net change in unrealized appreciation
(depreciation) of investments                       2,575     (2,149)    3,016    (2,753)    9,685    (5,201)     3,665      (344)
Net increase (decrease) in net assets
resulting from operations                           7,306      1,998     8,425      (656)   25,509    (2,044)     8,544       (97)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net:
 Institutional class                               (5,548)    (2,182)   (4,708)   (1,900)  (11,794)   (2,150)    (4,819)     (217)
 Retail class A                                      (544)    (1,862)     (158)   (1,064)     (424)   (1,197)      (127)     (109)
 Retail class B                                                   --        --        --      (127)       --         --        --
Net realized gain on investments:
 Institutional class                                  (20)        --       (23)       --      (440)       --         --        --
 Retail class A                                        (3)        --        (1)     (685)      (22)     (574)        --       (18)
 Retail class B                                        --         --        --        --        (1)       --         --        --
TOTAL DISTRIBUTIONS                                (6,115)    (4,044)   (4,890)   (3,649)  (12,808)   (3,921)    (4,946)     (344)
CAPITAL SHARE TRANSACTIONS (1):
Institutional class:
 Transfer from Retail class A                          --     82,491        --    59,843        --    44,936         --     2,156
 Proceeds from sales                               35,097     16,209    32,461    25,019   225,170    58,825     83,288    27,456
 Shares issued in connection with
  acquisition of Managed Income Fund               38,342         --        --        --        --        --         --        --
 Reinvestment of distributions                      4,773      2,151     3,568     1,829     4,951     1,749        315        81
 Payments for redemptions                         (38,162)   (29,445)  (19,532)  (15,273)  (42,680)  (12,069)   (14,740)   (1,614)
Increase (decrease) in net assets from
Institutional class transactions                   40,050     71,406    16,497    71,418   187,441    93,441     68,863    28,079
Retail class A:
 Proceeds from sales                                2,920     28,721       200     4,929     2,212    12,649      1,260     1,156
 Shares issued in connection with
  acquisition of Managed Income Fund                4,574         --        --        --        --        --         --        --
 Reinvestment of distributions                        482      1,645       143     1,744       387     1,635         99       117
 Payments for redemptions                          (7,576)   (59,260)   (1,216)   (9,581)   (3,165)  (12,211)      (545)     (718)
 Transfer to Institutional class                       --    (82,491)       --   (59,843)       --   (44,936)        --    (2,156)
Increase (decrease) in net assets from
Retail class A transactions                           400   (111,385)     (873)  (62,751)     (566)  (42,863)       814    (1,601)
Retail class B:
 Proceeds from sales                                    1          1        --        --     7,180       116         --        --
 Reinvestment of distributions                         --         --        --        --       118        --         --        --
 Payments for redemptions                              (2)        --        --        --      (255)       --         --        --
Increase (decrease) in net assets from
Retail class B transactions                            (1)         1        --        --     7,043       116         --        --
Increase (decrease) in net assets from
capital share transactions                         40,449    (39,978)   15,624     8,667   193,918    50,694     69,677    26,478
Total increase (decrease) in net assets            41,640    (42,024)   19,159     4,362   206,619    44,729     73,275    26,037

NET ASSETS AT BEGINNING OF PERIOD                  79,776    121,800    71,653    67,291    98,330    53,601     29,753     3,716
NET ASSETS AT END OF PERIOD (2)                  $121,416  $  79,776  $ 90,812  $ 71,653  $304,949  $ 98,330   $103,028   $29,753
(1)Capital share transactions:
Institutional class:
 Transfer from retail class A                          --      8,255        --     5,960        --     4,120         --       229
 Proceeds from sales                                3,569      1,636     3,367     2,597    21,255     5,555      9,271     3,034
 Shares issued in connection with
  acquisition of Managed Income Fund                3,917         --        --        --        --        --         --        --
 Reinvestment of distributions                        484        218       369       188       467       165         34         9
 Payments for redemptions                          (3,873)    (2,975)   (2,012)   (1,581)   (4,012)   (1,140)    (1,614)     (177)
Total Institutional class transactions              4,097      7,134     1,724     7,164    17,710     8,700      7,691     3,095
Retail class A:
 Proceeds from sales                                  297      2,860        20       506       205     1,128        137       123
 Shares issued in connection with
  acquisition of Managed Income Fund                  468         --        --        --        --        --         --        --
 Reinvestment of distributions                         49        164        15       174        37       147         11        13
 Payments for redemptions                            (773)    (5,916)     (126)     (967)     (301)   (1,092)       (60)      (78)
 Transfer to Institutional class                       --     (8,255)       --    (5,960)       --    (4,120)        --      (229)
Total Retail class A transactions                      41    (11,147)      (91)   (6,247)      (59)   (3,937)        88      (171)
Retail class B:
 Proceeds from sales                                   --         --        --        --       667        11         --        --
 Reinvestment of distributions                         --         --        --        --        11        --         --        --
 Payments for redemptions                              --         --        --        --       (23)       --         --        --
Total Retail class B transactions                      --         --        --        --       655        11         --        --
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS     4,138     (4,013)    1,633       917    18,306     4,774      7,779     2,924



(table continued)

                                                                                COLORADO             MINNESOTA INSURED
       MORTGAGE               LIMITED TERM             INTERMEDIATE           INTERMEDIATE             INTERMEDIATE
    SECURITIES FUND       TAX FREE INCOME FUND        TAX FREE FUND           TAX FREE FUND            TAX FREE FUND
  10/1/94     10/1/93     10/1/94       12/1/93     10/1/94     10/1/93    10/1/94    4/4/94(4)    10/1/94     2/28/94(5)
    to          to          to            to          to          to         to          to          to            to
  9/30/95     9/30/94     9/30/95     9/30/94(3)    9/30/95     9/30/94    9/30/95     9/30/94     9/30/95       9/30/94

 $  1,728      $1,780        $549   $      396    $  1,389    $    152   $  1,967   $      42    $  2,565    $      282
       32         (62)         14          (13)        376         (38)       234           1         214           (12)
    1,379      (1,966)        138         (115)      1,232        (178)     2,043         (32)      2,478          (252)
    3,139        (248)        701          268       2,997         (64)     4,244          11       5,257            18

   (1,713)     (1,208)       (515)         (93)     (1,344)        (78)    (1,904)        (30)     (2,470)         (254)
      (16)       (572)        (33)        (315)        (44)        (74)       (63)        (10)        (86)          (28)
       --          --          --           --          --          --         --          --          --            --

       (1)         --          --           --          --          --         (2)         --          --            --
       --         (10)         --           --          --         (21)        --          --          --            --
       --          --          --           --          --          --         --          --          --            --
   (1,730)     (1,790)       (548)        (408)     (1,388)       (173)    (1,969)        (40)     (2,556)         (282)

       --      32,357          --       15,896          --       2,109         --          --          --            --
    1,263       4,386       1,405        1,082      49,729       6,147     47,042       7,465      69,842        21,192

       --          --          --           --          --          --         --          --          --            --
    1,617       1,182         213           45          64          40         14          10          82            41
   (6,723)     (8,219)    (11,764)        (582)    (11,501)     (2,027)    (6,496)       (169)    (31,135)         (709)
   (3,843)     29,706     (10,146)      16,441      38,292       6,269     40,560       7,306      38,789        20,524

       53       3,906         786        3,189         397         802      1,496         691         878         1,606

       --          --          --           --          --          --         --          --          --            --
       12         582          32          152          36          83         29           6          71            28
     (147)     (1,640)       (907)      (6,128)       (622)       (481)       (74)         --        (307)         (114)
       --     (32,357)         --      (15,896)         --      (2,109)        --          --          --            --
      (82)    (29,509)        (89)     (18,683)       (189)     (1,705)     1,451         697         642         1,520
       --          --          --           --          --          --         --          --          --            --
       --          --          --           --          --          --         --          --          --            --
       --          --          --           --          --          --         --          --          --            --
       --          --          --           --          --          --         --          --          --            --
   (3,925)        197     (10,235)      (2,242)     38,103       4,564     42,011       8,003      39,431        22,044
   (2,516)     (1,841)    (10,082)      (2,382)     39,712       4,327     44,286       7,974      42,132        21,780

   28,674      30,515      16,948       19,330       7,296       2,969      7,974          --      21,780            --
 $ 26,158     $28,674    $  6,866    $  16,948    $ 47,008     $ 7,296   $ 52,260      $7,974    $ 63,912    $   21,780

       --       3,201          --        1,589          --         199         --          --          --            --
      129         438         141          108       4,792         592      4,676         732       7,280         2,183

       --          --          --           --          --          --         --          --          --            --
      164         120          21            4           6           4          2           1           8             4
     (673)       (833)     (1,174)         (58)     (1,103)       (195)      (631)        (16)     (3,183)          (73)
     (380)      2,926      (1,012)       1,643       3,695         600      4,047         717       4,105         2,114
        5         379          78          319          37          74        144          68          90           166


       --          --          --           --          --          --         --          --          --            --
        1          57           3           15           4           8          3          --           8            3
      (14)       (159)        (90)        (612)        (59)        (45)        (7)         --         (31)         (12)
       --      (3,201)         --       (1,589)         --        (199)        --          --          --           --
       (8)     (2,924)         (9)      (1,867)        (18)       (162)       140          68          67          157

       --          --          --           --          --          --         --          --          --           --
       --          --          --           --          --          --         --          --          --           --
       --          --          --           --          --          --         --          --          --           --
       --          --          --           --          --          --         --          --          --           --
     (388)          2      (1,021)        (224)      3,677         438      4,187         785       4,172        2,271

The accompanying notes are an integral part of the financial statements.

(2)  Included undistributed (distributions in excess of) net investment income
     (000) of $38 and $72 for Limited Term Income Fund, $1 and $0 for Intermediate Term Income Fund, $134 and $6 for Fixed Income Fund, $9 and $0 Intermediate Government Bond Fund, $16 and $0 for Limited Term Tax Free Income Fund, $1 and $0 for Intermediate Tax Free Income Fund, $2 and $2 for Colorado Intermediate Tax Free Income Fund, and $9 and $0 Minnesota Insured Intermediate Tax Free Fund at September 30, 1995 and September 30, 1994, respectively.

(3) On April 28, 1994, the Board of Directors approved a change in this Fund's fiscal year end from November 30 to September 30, effective September 30, 1994.

(4)  The Colorado Intermediate Tax Free Fund commenced operations on April 4,
     1994.

(5) The Minnesota Insured Intermediate Tax Free Fund commenced operations on February 28, 1994.



                                                           ASSET                                    EQUITY              EQUITY
                                                      ALLOCATION FUND       BALANCED FUND         INDEX FUND          INCOME FUND
                                                     10/1/94   10/1/93   10/1/94   10/1/93   10/1/94    10/1/93  10/1/94   12/1/93
                                                          to        to        to        to        to         to    to        to
                                                     9/30/95   9/30/94   9/30/95   9/30/94   9/30/95    9/30/94  9/30/95  9/30/94(4)
OPERATIONS:
Investment income (loss)--net                       $  1,504  $  1,373  $  6,024  $  4,192  $  4,387  $   3,793 $   1,701  $    959
Net realized gain (loss) on investments                1,590     1,042     7,484     2,435     1,499      1,237       435      (442)
Net realized gain on futures contracts                    --        --        --        --     1,525         --        --        --
Net realized gain (loss) on forward foreign currency
contracts and  foreign currency transactions              --        --        --        --        --         --        --        --
Net change in unrealized appreciation
(depreciation) of investments                          4,397    (1,588)   18,934    (3,010)   40,664         56     5,876       334
Net change in unrealized appreciation on
futures contract                                          --        --        --        --        15         --        --        --
Net change in unrealized depreciation on forward
 foreign currency contracts, foreign currency and
 translation of other assets and liabilities in
 foreign currency                                         --        --        --        --        --         --        --        --
Net increase (decrease) in net assets resulting
from operations                                        7,491       827    32,442     3,617    48,090      5,086     8,012       851
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net:
 Institutional class                                  (1,451)     (991)   (5,355)   (2,793)   (4,282)    (2,885)   (1,562)      (61)
 Retail class A                                          (24)     (384)     (458)   (1,366)      (28)      (912)      (70)     (880)
 Retail class B                                           (6)       --       (32)       --        (5)        --       (11)       --
Net realized gain on investments:
 Institutional class                                  (1,084)       --    (1,857)       --    (1,427)        --        --        --
 Retail class A                                          (15)     (713)     (188)   (1,884)       (7)      (188)       --        --
 Retail class B                                           (1)       --        (7)       --        (1)        --        --        --
Return of capital:
 Institutional class                                      --        --        --        --        --         --        --        --
Total distributions                                   (2,581)   (2,088)   (7,897)   (6,043)   (5,750)    (3,985)   (1,643)     (941)
CAPITAL SHARE TRANSACTIONS (1):
Institutional class:
 Transfer from Retail class A                             --    51,261        --   109,870        --    143,478        --     6,302
 Proceeds from sales                                   8,308     6,840    76,127    28,604    47,941     33,718    35,073    12,340
 Reinvestment of distributions                         2,516       987     7,075     2,773     5,459      2,867       196        20
 Payments for redemptions                            (19,615)  (13,790)  (38,755)  (18,873)  (40,076)   (23,678)   (6,696)     (800)
Increase (decrease) in net assets from
Institutional class transactions                      (8,791)   45,298    44,447   122,374    13,324    156,385    28,573    17,862
Retail class A:
 Proceeds from sales                                     298     3,688     1,737    24,928     1,205     17,529       623     3,926
 Reinvestment of distributions                            37     1,097       640     3,244        33      1,100        67       737
 Payments for redemptions                               (145)   (6,020)   (2,783)  (10,460)     (181)    (8,148)     (789)  (25,578)
 Transfer to Institutional class                          --   (51,261)       --  (109,870)       --   (143,478)       --    (6,302)
Increase (decrease) in net assets from
Retail class A transactions                              190   (52,496)     (406)  (92,158)    1,057   (132,997)      (99)  (27,217)
Retail class B:
 Proceeds from sales                                     543        11     2,775       274     1,092         29     1,241         1
 Reinvestment of distributions                             7        --        37        --         5         --        10        --
 Payments for redemptions                                (30)       --      (134)       --       (24)        --       (82)       --
Increase in net assets from Retail class B
transactions                                             520        11     2,678       274     1,073         29     1,169         1
Increase (decrease) in net assets from capital
share transactions                                    (8,081)   (7,187)   46,719    30,490    15,454     23,417    29,643    (9,354)
Total increase (decrease) in net assets               (3,171)   (8,448)   71,264    28,064    57,794     24,518    36,012    (9,444)
NET ASSETS AT BEGINNING OF PERIOD                     47,945    56,393   139,289   111,225   164,475    139,957    19,342    28,786
NET ASSETS AT END OF PERIOD (2)                     $ 44,774  $ 47,945  $210,553 $ 139,289  $222,269  $ 164,475 $  55,354  $ 19,342
(1)Capital share transactions:
Institutional class:
 Transfer from Retail class A                             --     5,136        --    10,707        --     14,112        --       600
 Proceeds from sales                                     765       658     6,800     2,697     4,043      3,201     3,492     1,247
 Reinvestment of distributions                           241        95       648       261       484        271        19         2
 Payments for redemptions                             (1,868)   (1,341)   (3,493)   (1,774)   (3,454)    (2,248)     (643)      (81)
Total Institutional class transactions                  (862)    4,548     3,955    11,891     1,073     15,336     2,868     1,768
Retail class A:
 Proceeds from sales                                      28       345       155     2,312       102      1,626        58       397
 Reinvestment of distributions                             3       103        59       303         3        102         7        75
 Payments for redemptions                                (14)     (564)     (255)     (967)      (16)      (753)      (75)   (2,600)
 Transfer to Institutional class                          --    (5,136)       --   (10,707)       --    (14,112)       --      (600)
Total Retail class A transactions                         17    (5,252)      (41)   (9,059)       89    (13,137)      (10)   (2,728)
Retail class B:
 Proceeds from sales                                      50         1       241        26        89          3       117        --
 Reinvestment of distributions                             1        --         3        --        --         --         1        --
 Payments for redemptions                                 (3)       --       (12)       --        (2)        --        (8)       --
Total Retail class B transactions                         48         1       232        26        87          3       110        --
NET INCREASE (DECREASE) IN CAPITAL SHARES               (797)     (703)    4,146     2,858     1,249      2,202     2,968      (960)

(table continued)


  LIMITED
 VOLATILITY
   STOCK            DIVERSIFIED                                SPECIAL             REGIONAL            EMERGING
   FUND            GROWTH FUND          STOCK FUND          EQUITY FUND          EQUITY FUND         GROWTH FUND
 11/15/94(3)  10/1/94      12/1/93   10/1/94    10/1/93    10/1/94   10/1/93   10/1/94   10/1/93  10/1/94   4/4/94(5)
      to        to           to        to         to         to        to        to        to       to         to
    9/30/95   9/30/95    9/30/94(4)  9/30/95    9/30/94    9/30/95   9/30/94   9/30/95   9/30/94  9/30/95    9/30/94

$       358  $  1,384   $      304  $  5,063  $   2,724   $  4,029  $  2,024  $  1,068  $    611 $     42  $       4
       (131)    2,291       (3,037)   17,763      7,831     15,970     8,668    16,157     2,221    1,122         66
         --        --           --                   --         --        --        --        --       --         --

         --        --           --                   --         --        --        --        --       --         --
      2,922    21,333        1,902    35,581        319      4,572     7,538    37,100     2,652    5,699        239
         --        --           --                   --         --        --        --        --       --         --

         --        --           --        --         --         --        --        --        --       --         --
      3,149    25,008         (831)   58,407     10,874     24,571    18,230    54,325     5,484    6,863        309

       (350)   (1,245)         (95)   (4,669)    (2,082)    (3,740)   (1,518)     (705)     (486)     (24)        (3)
         --       (29)        (242)     (182)      (608)      (182)     (490)      (45)     (112)      --         --
         --        (2)          --       (29)        (2)       (32)       (1)       (1)       --       --         --

         --        --           --    (6,156)        --     (8,609)       --    (2,571)       --     (158)        --
         --        --           --      (307)    (3,673)      (473)   (5,674)     (216)     (888)      (1)        --
         --        --           --       (26)        --        (52)       --       (10)       --       --         --

         --        --           --        --         --         --        --        --        --       --         --
       (350)   (1,276)        (337)  (11,369)    (6,365)   (13,088)   (7,683)   (3,548)   (1,486)    (183)        (3)

         --        --        2,393        --    110,876         --    88,018        --    61,030       --         --
     15,144    91,647       32,761   155,804     52,481     72,724    29,156    60,768    27,827   30,230      6,695
        247       411           68     7,982      1,908     10,320     1,418     3,115       471       54          1
     (1,065)  (14,227)        (803)  (50,899)   (24,357)   (20,701)   (7,305)  (17,586)   (4,225)  (2,013)      (148)

     14,326    77,831       34,419   112,887    140,908     62,343   111,287    46,297    85,103   28,271      6,548

         --       877        2,689     3,938     20,003      5,207    18,076     4,213    23,298      275         86
         --        29          229       463      4,166        649     5,968       261       997        1         --
         --      (622)     (31,086)   (1,552)   (29,532)    (2,109)   (3,615)   (1,456)   (6,404)     (31)        --
         --        --       (2,393)       --   (110,876)        --   (88,018)       --   (61,030)      --         --

         --       284      (30,561)    2,849   (116,239)     3,747   (67,589)    3,018   (43,139)     245         86

         --       765           13     6,337        350      4,195       364     6,573       186      249         18
         --         2           --        54          2         79         1         9        --       --         --
         --       (18)          --      (195)        --       (114)       --      (119)       --      (33)        --
         --       749           13     6,196        352      4,160       365     6,463       186      216         18
     14,326    78,864        3,871   121,932     25,021     70,250    44,063    55,778    42,150   28,732      6,652
     17,125   102,596        2,703   168,970     29,530     81,733    54,610   106,555    46,148   35,412      6,958
         --    33,787       31,084   163,716    134,186    136,509    81,899   104,575    58,427    6,958         --
$    17,125  $136,383   $   33,787  $332,686  $ 163,716   $218,242  $136,509  $211,130  $104,575 $ 42,370  $   6,958

         --        --          223        --      7,556         --     6,040        --     5,673       --         --
      1,511     9,131        3,361     9,002      3,185      4,412     1,778     4,305     2,308    2,628        664
         22        41            7       487        116        658        85       261        38        5         --
        (95)   (1,398)         (89)   (2,902)    (1,469)    (1,236)     (457)   (1,227)     (351)    (170)       (15)
      1,438     7,774        3,502     6,587      9,388      3,834     7,446     3,339     7,668    2,463        649

         --        82          295       218      1,225        305     1,122       289     1,910       22          9
         --         3           25        28        260         41       383        22        84       --         --
         --       (63)      (3,198)      (88)    (1,808)      (121)     (224)     (106)     (539)      (2)        --
         --        --         (223)       --     (7,556)        --    (6,040)       --    (5,673)      --         --

         --        22       (3,101)      158     (7,879)       225    (4,759)      205    (4,218)      20          9

         --        70            1       348         21        252        21       441        15       21          2
         --        --           --         3         --          5        --         1        --       --         --
         --        (1)          --       (10)        --         (6)       --        (8)       --       (3)        --
         --        69            1       341         21        251        21       434        15       18          2
      1,438     7,865          402     7,086      1,530      4,310     2,708     3,978     3,465    2,501        660


(table continued)


                                                 REAL
                                                ESTATE
       TECHNOLOGY         INTERNATIONAL       SECURITIES
         FUND                FUND                FUND
   10/1/94   4/4/94(5)  10/1/94   4/4/94(5)   6/30/95(6)
     to       to        to         to           to
   9/30/95   9/30/94   9/30/95    9/30/94      9/30/95

  $    (67) $    (3) $     82  $     (29)  $       69
     3,397      143    (5,987)      (177)          --
        --       --        --         --           --

        --       --     1,921       (443)          --
     6,007      731     8,360      1,309          170
        --       --        --         --           --

        --       --      (202)       (40)          --
     9,337      871     4,174        620          239

        --       --        --         --          (58)
        --       --        --         --           --
        --       --        --         --           --

      (174)      --        --         --           --
        (2)      --        --         --           --
        --       --        --         --           --

        --       --        --         --          (20)
      (176)      --        --         --          (78)

        --       --        --         --           --
    15,964    5,773    50,343     47,575        5,595
        26       --        --         --           --
    (1,921)    (145)   (8,022)      (225)          --

    14,069    5,628    42,321     47,350        5,595

     1,267       53       463        459            1
         2       --        --         --           --
       (72)      --       (87)        (2)          --
        --       --        --         --           --

     1,197       53       376        457            1

     1,825        2       294         22            1
        --       --        --         --           --
       (39)      --       (32)        --           --
     1,786        2       262         22            1
    17,052    5,683    42,959     47,829        5,597
    26,213    6,554    47,133     48,449        5,758
     6,554       --    48,449         --           --
  $ 32,767  $ 6,554  $ 95,582  $  48,449   $    5,758

        --       --        --         --           --
     1,158      595     5,347      4,717          555
         2       --        --         --           --
      (136)     (15)     (876)       (22)          --
     1,024      580     4,471      4,695          555

        79        6        49         45           --
        --       --        --         --           --
        (4)      --        (9)        --           --
        --       --        --         --           --

        75        6        40         45           --

       115       --        31          2           --
        --       --        --         --           --
        (2)      --        (3)        --           --
       113       --        28          2           --
     1,212      586     4,539      4,742          555


The accompanying notes are an integral part of the financial statements.

(2)  Included undistributed (distributions in excess of) net investment income
     (000) of $33 and $10 for Asset Allocation, $203 and $24 for Balanced, $110 and $38 for Equity Index, $104 and $30 for Equity Income, $8 for Limited Volatility, $146 and $20 for Diversified Growth, $235 and $52 for Stock, $75 and $0 for Special Equity, $317 and $0 for Regional Equity, $19 and $1 for Emerging Growth, $11 for the Real Estate Securities Fund, and accumulated net investment (loss) of ($0) and ($3) for Technology Fund, and undistributed net investment income $1,609 and net operating loss ($415) for International at September 30, 1995 and September 30, 1994, respectively.

(3)  The Limited Volatility Stock Fund commenced operations on November 15,
     1994.

(4) On April 28, 1994, the Board of Directors approved a change in this Fund's fiscal year end from November 30 to September 30, effective September 30, 1994.

(5) The Emerging Growth, International, and Technology Fund commenced operations on April 4, 1994.

(6)  The Real Estate Securities Fund commenced operations on June 30, 1995.



FINANCIAL HIGHLIGHTS

For the periods ended September 30,
For a share outstanding throughout the period


                                                                                                                          RATIO OF
                                                                                                           RATIO OF NET EXPENSES TO
              NET ASSET                DIVIDENDS    NET ASSET                                  RATIO OF     INVESTMENT    AVERAGE
                VALUE         NET       FROM NET      VALUE                     NET ASSETS    EXPENSES TO   INCOME TO    NET ASSETS
              BEGINNING   INVESTMENT   INVESTMENT     END OF                      END OF       AVERAGE       AVERAGE     (EXCLUDING
              OF PERIOD     INCOME       INCOME       PERIOD    TOTAL RETURN   PERIOD (000)   NET ASSETS    NET ASSETS     WAIVERS)

PRIME OBLIGATIONS
INSTITUTIONAL CLASS
1995            $1.00       $0.055      $(0.055)       $1.00        5.64%       $2,911,055       0.45%         5.53%        0.60%
1994             1.00        0.035       (0.035)        1.00        3.56         1,307,347       0.45          3.58         0.60
1993             1.00        0.030       (0.030)        1.00        3.02           682,988       0.45          2.97         0.62
1992             1.00        0.039       (0.039)        1.00        4.02           203,765       0.45          3.90         0.59
1991             1.00        0.064       (0.064)        1.00        6.60           193,650       0.45          6.43         0.57
1990(1)          1.00        0.046       (0.046)        1.00        4.73+          239,231       0.45          7.90         0.55
RETAIL CLASS A
1995(3)*        $1.00       $0.038      $(0.038)       $1.00        3.84%+      $   96,083       0.70%         5.43%        0.82%
RETAIL CLASS B
1995(4)*        $1.00       $0.032      $(0.032)       $1.00        3.28%+      $       14       1.45%         4.70%        1.57%
CORPORATE TRUST CLASS
1995(5)*        $1.00       $0.038      $(0.038)       $1.00        3.86%+      $    9,735       0.60%         5.51%        0.72%

GOVERNMENT OBLIGATIONS
INSTITUTIONAL CLASS
1995            $1.00       $0.054      $(0.054)       $1.00        5.55%       $  551,286       0.45%         5.44%        0.60%
1994             1.00        0.034       (0.034)        1.00        3.48           455,869       0.45          3.61         0.61
1993             1.00        0.028       (0.028)        1.00        2.87           237,331       0.45          2.83         0.65
1992             1.00        0.038       (0.038)        1.00        3.85            93,770       0.45          3.71         0.64
1991             1.00        0.060       (0.060)        1.00        6.22            72,824       0.45          5.90         0.68
1990(1)          1.00        0.045       (0.045)        1.00        4.56+           29,704       0.45          7.60         0.98
CORPORATE TRUST CLASS
1995(3)*        $1.00       $0.038      $(0.038)       $1.00        3.85%+      $  198,859       0.60%         5.45%        0.70%

TREASURY OBLIGATIONS
INSTITUTIONAL CLASS
1995(5)*        $1.00       $0.038      $(0.038)       $1.00        3.83%+      $  117,171       0.45%         5.50%        0.55%
CORPORATE TRUST CLASS
1995            $1.00       $0.051      $(0.051)       $1.00        5.22%       $1,038,818       0.60%         5.13%        0.70%
1994(2)          1.00        0.031       (0.031)        1.00        3.12+          746,090       0.58          3.19         0.68



The accompanying notes are an integral part of the financial statements.

+    Returns are for the period indicated and have not been annualized

*    All ratios for the periods have been annualized.

(1) Commenced operations on March 1, 1990. All ratios for the period have been annualized.

(2) Commenced operations on October 4, 1993. All ratios for the period have been annualized.

(3) Commenced operations on January 21, 1995. All ratios for the period have been annualized.

(4) Commenced operations on January 23, 1995. All ratios for the period have been annualized.

(5) Commenced operations on January 24, 1995. All ratios for the period have been annualized.


For the periods ended September 30,
For a share outstanding throughout the period



                                     REALIZED
                                        AND
             NET ASSET               UNREALIZED   DIVIDENDS                    NET ASSET
               VALUE        NET      GAINS OR      FROM NET    DISTRIBUTIONS     VALUE                    NET ASSETS
             BEGINNING  INVESTMENT  (LOSSES) ON   INVESTMENT       FROM         END OF                      END OF
             OF PERIOD    INCOME    INVESTMENTS     INCOME     CAPITAL GAINS    PERIOD     TOTAL RETURN   PERIOD (000)

LIMITED TERM INCOME
INSTITUTIONAL CLASS
1995          $ 9.85       $0.56       $ 0.07       $(0.56)       $   --        $ 9.92         6.57%        $111,439
1994(1)        10.02        0.29        (0.17)       (0.29)           --          9.85         1.24%+         70,266
RETAIL CLASS A
1995          $ 9.85       $0.56       $ 0.07       $(0.56)       $   --        $ 9.92         6.57%        $  9,977
1994           10.06        0.44        (0.22)       (0.43)           --          9.85         2.21%           9,509
1993(2)        10.00        0.29         0.07        (0.30)           --         10.06         3.61%+        121,800
RETAIL CLASS B
1995(3)       $ 9.84       $0.13       $(0.08)      $(0.14)       $   --        $   --         0.52%+       $     --
1994(4)         9.86        0.04         0.01        (0.07)           --          9.84         0.51%+              1

INTERMEDIATE TERM INCOME
INSTITUTIONAL CLASS
1995          $ 9.55       $0.58       $ 0.39       $(0.58)       $   --        $ 9.94        10.51%        $ 88,375
1994(1)        10.01        0.31        (0.46)       (0.31)           --          9.55        (1.48%)+        68,445
RETAIL CLASS A
1995          $ 9.55       $0.59       $ 0.38       $(0.58)       $   --        $ 9.94        10.51%        $  2,437
1994           10.22        0.46        (0.56)       (0.46)        (0.11)         9.55        (1.05%)          3,208
1993(2)        10.00        0.41         0.29        (0.41)        (0.07)        10.22         7.21%+         67,291

FIXED INCOME
INSTITUTIONAL CLASS
1995          $10.37       $0.66       $ 0.62       $(0.65)       $(0.03)       $10.97        12.86%        $289,816
1994(1)        11.11        0.38        (0.74)       (0.38)           --         10.37        (3.23%)+        90,187
RETAIL CLASS A
1995          $10.37       $0.66       $ 0.61       $(0.63)       $(0.03)       $10.98        12.78%        $  7,853
1994           11.38        0.57        (0.89)       (0.57)        (0.12)        10.37        (2.92%)          8,028
1993           11.13        0.62         0.36        (0.61)        (0.12)        11.38         9.20%          53,601
1992           10.59        0.66         0.60        (0.66)        (0.06)        11.13        12.34%           5,645
1991(5)        10.01        0.65         0.58        (0.65)           --         10.59        12.48%+          6,045
1990(6)        10.44        0.74        (0.26)       (0.74)        (0.17)        10.01         5.14%           2,209
1989(6)        10.13        0.74         0.31        (0.74)           --         10.44        10.93%             555
1988(6)(7)     10.03        0.62         0.13        (0.65)           --         10.13         8.07%+            240
RETAIL CLASS B
1995          $10.35       $0.58       $ 0.60       $(0.56)       $(0.03)       $10.94        11.75%        $  7,280
1994(4)        10.54        0.08        (0.17)       (0.10)           --         10.35        (0.88%)+           115

INTERMEDIATE GOVERNMENT BOND
INSTITUTIONAL CLASS
1995          $ 8.98       $0.54       $ 0.31       $(0.54)       $   --        $ 9.29         9.82%        $100,168
1994(1)         9.41        0.27        (0.43)       (0.27)           --          8.98        (1.66%)+        27,776
RETAIL CLASS A
1995          $ 8.98       $0.54       $ 0.31       $(0.54)       $   --        $ 9.29         9.82%        $  2,860
1994            9.52        0.41        (0.51)       (0.39)        (0.05)         8.98        (1.13%)          1,977
1993           10.18        0.44         0.02        (0.44)        (0.68)         9.52         4.99%           3,716
1992           10.25        0.60         0.28        (0.60)        (0.35)        10.18         8.88%             589
1991(5)        10.01        0.65         0.24        (0.65)           --         10.25         9.13%+          1,756
1990(6)        10.05        0.75        (0.04)       (0.75)           --         10.01         7.41%           1,573
1989(6)         9.99        0.74         0.06        (0.74)           --         10.05         8.35%           1,501
1988(6)(7)     10.03        0.58        (0.01)       (0.61)           --          9.99         6.18%+            375

MORTGAGE SECURITIES
INSTITUTIONAL CLASS
1995          $ 9.71       $0.61       $ 0.49       $(0.61)       $   --        $10.20        11.84%        $ 25,970
1994(1)        10.30        0.38        (0.59)       (0.38)           --          9.71        (2.15%)+        28,418
RETAIL CLASS A
1995          $ 9.71       $0.61       $ 0.49       $(0.61)       $   --        $10.20        11.84%        $    188
1994           10.34        0.56        (0.63)       (0.56)           --          9.71        (0.79%)            256
1993(2)        10.00        0.42         0.34        (0.42)           --         10.34         7.76%+         30,515

LIMITED TERM TAX FREE INCOME
INSTITUTIONAL CLASS
1995          $ 9.95       $0.39       $ 0.11       $(0.39)       $   --        $10.06         5.16%        $  6,346
1994(8)         9.98        0.06        (0.03)       (0.06)           --          9.95         0.27%+         16,349
RETAIL CLASS A
1995          $ 9.95       $0.39       $ 0.11       $(0.39)       $   --        $10.06         5.16%        $    520
1994(9)        10.03        0.22        (0.07)       (0.23)           --          9.95         1.50%+            599
1993(10)(11)   10.00        0.18         0.02        (0.17)           --         10.03         2.02%+         19,330

INTERMEDIATE TAX FREE
INSTITUTIONAL CLASS
1995          $10.28       $0.49       $ 0.43       $(0.48)       $   --        $10.72         9.15%        $ 46,025
1994(1)        10.89        0.29        (0.61)       (0.29)           --         10.28        (2.91%)+         6,168
RETAIL CLASS A
1995          $10.28       $0.49       $ 0.43       $(0.48)       $   --        $10.72         9.15%        $    983
1994           10.92        0.44        (0.57)       (0.44)        (0.07)        10.28        (1.25%)          1,128
1993           10.56        0.47         0.42        (0.47)        (0.06)        10.92         8.66%           2,969
1992           10.34        0.53         0.22        (0.53)           --         10.56         7.23%             725
1991(5)        10.04        0.50         0.31        (0.50)        (0.01)        10.34         8.15%+            637
1990(6)        10.08        0.56        (0.04)       (0.56)           --         10.04         5.31%             537
1989(6)        10.19        0.56        (0.11)       (0.56)           --         10.08         4.57%             491
1988(6)(7)     10.03        0.47         0.16        (0.47)           --         10.19         6.73%+            425

COLORADO INTERMEDIATE TAX FREE
INSTITUTIONAL CLASS
1995          $10.16       $0.48       $ 0.36       $(0.49)       $   --        $10.51         8.47%        $ 50,071
1994(13)       10.00        0.22         0.16        (0.22)           --         10.16         3.76%+          7,281
RETAIL CLASS A
1995          $10.15       $0.49       $ 0.36       $(0.49)       $   --        $10.51         8.57%        $  2,189
1994(13)       10.00        0.21         0.16        (0.22)           --         10.15         3.66%+            693

MINNESOTA INSURED INTERMEDIATE TAX FREE
INSTITUTIONAL CLASS
1995          $ 9.59       $0.45       $ 0.33       $(0.45)       $   --        $ 9.92         8.34%        $ 61,693
1994(12)       10.00        0.25        (0.41)       (0.25)           --          9.59        (1.58%)+        20,272
RETAIL CLASS A
1995          $ 9.58       $0.46       $ 0.33       $(0.45)       $   --        $ 9.92         8.46%        $  2,219
1994(12)       10.00        0.25        (0.42)       (0.25)           --          9.58        (1.68%)+         1,508

ASSET ALLOCATION
INSTITUTIONAL CLASS
1995          $10.38       $0.38       $ 1.58       $(0.37)       $(0.25)       $11.72        19.75%        $ 43,210
1994(1)        10.68        0.20        (0.30)       (0.20)           --         10.38        (0.90%)+        47,227
RETAIL CLASS A
1995          $10.39       $0.36       $ 1.58       $(0.35)       $(0.25)       $11.73        19.51%        $    993
1994           10.60        0.27        (0.08)       (0.26)        (0.14)        10.39         1.81%             707
1993(2)        10.00        0.19         0.60        (0.19)           --         10.60         8.01%+         56,393
RETAIL CLASS B
1995          $10.37       $0.27       $ 1.57       $(0.28)       $(0.25)       $11.68        18.51%        $    571
1994(4)        10.40        0.05        (0.03)       (0.05)           --         10.37         0.19%              11

BALANCED
INSTITUTIONAL CLASS
1995          $10.54       $0.40       $ 1.73       $(0.39)       $(0.15)       $12.13        20.89%        $192,145
1994(1)        10.86        0.25        (0.32)       (0.25)           --         10.54        (0.64%)+       125,285
RETAIL CLASS A
1995          $10.54       $0.38       $ 1.72       $(0.37)       $(0.15)       $12.12        20.57%        $ 15,288
1994           10.73        0.34        (0.02)       (0.34)        (0.17)        10.54         3.02%          13,734
1993(2)        10.00        0.28         0.75        (0.28)        (0.02)        10.73        10.39%+        111,225
RETAIL CLASS B
1995          $10.53       $0.29       $ 1.71       $(0.29)       $(0.15)       $12.09        19.58%        $  3,120
1994(4)        10.66        0.06        (0.12)       (0.07)           --         10.53        (0.55%)+           270


(table continued)


                      RATIO OF      RATIO OF
                        NET        EXPENSES TO
       RATIO OF      INVESTMENT      AVERAGE
      EXPENSES TO    INCOME TO     NET ASSETS
    AVERAGE AVERAGE  (EXCLUDING     PORTFOLIO
      NET ASSETS    NET ASSETS      WAIVERS)   TURNOVER RATE



         0.60%          5.67%          0.97%         120%
         0.60           4.40           1.03           48

         0.60%          5.60%          1.22%         120%
         0.60           4.17           1.23           48
         0.60           3.61           1.27          104

         1.60%          5.22%          1.97%         120%
         1.60           3.50           2.03           48



         0.70%          5.94%          0.94%          69%
         0.58           4.81           1.07          177

         0.70%          5.97%          1.19%          69%
         0.69           2.48           1.24          177
         0.70           4.90           1.29          163



         0.70%          6.28%          0.94%         106%
         0.61           5.53           0.92          142

         0.86%          6.14%          1.19%         106%
         0.68           3.83           1.06          142
         0.70           5.65           1.14           91
         0.99           6.12           2.68          180
         0.99           6.85           4.11          176
         1.07           7.49           5.46          144
         1.22           7.26          22.44          157
         0.96           7.18          20.70           93

         1.70%          5.12%          1.94%         106%
         1.70           4.89           1.92          142



         0.70%          6.13%          0.97%          17%
         0.36           5.32           1.45           74

         0.70%          6.10%          1.22%          17%
         0.53           4.49           2.14           74
         0.71           4.00           4.73          182
         0.99           6.03          14.14          101
         0.99           6.99           6.76          100
         1.08           7.57           5.55           40
         1.19           7.49           9.65           72
         0.95           6.78          17.20            0



         0.70%          6.13%          1.05%          31%
         0.56           5.79           1.07           35

         0.70%          6.11%          1.30%          31%
         0.70           5.12           1.30           35
         0.70           5.24           1.42           29



         0.60%          3.83%          1.39%          55%
         0.60           3.26           1.28           57

         0.60%          3.97%          1.64%          55%
         0.90           2.47           1.53           57
         0.81           2.30           1.76           22



         0.67%          4.73%          1.05%          68%
         0.45           4.48           2.20           52

         0.67%          4.71%          1.30%          68%
         0.59           4.13           2.78           52
         0.71           4.31           5.09           27
         0.99           4.83          16.09           23
         0.99           5.35          15.48           15
         1.08           5.58          13.85            4
         1.09           5.57          19.55            4
         0.84           5.87          13.60            0



         0.70%          4.84%          1.02%          19%
         0.69           4.51           4.71            4

         0.70%          4.83%          1.27%          19%
         0.69           4.51           4.96            4



         0.70%          4.76%          1.00%          38%
         0.67           4.57           1.59           22

         0.70%          4.74%          1.25%          38%
         0.67           4.57           1.84           22



         0.79%          3.53%          1.01%          87%
         0.75           2.91           1.12           32

         0.99%          3.29%          1.26%          87%
         0.75           2.01           1.29           32
         0.75           2.40           1.34           31

         1.79%          2.35%          2.01%          87%
         1.75           1.94           2.12           32



         0.79%          3.61%          0.94%          77%
         0.75           3.51           1.05           98

         0.99%          3.41%          1.19%          77%
         0.77           2.63           1.24           98
         0.75           3.31           1.29           77

         1.79%          2.60%          1.94%          77%
         1.75           2.80           2.05           98



The accompanying notes are an integral part of the financial statements.

+ Returns, excluding sales charges, are for the period indicated and have not been annualized.

(1) Institutional Class shares have been offered since February 4, 1994. All ratios for the period have been annualized.

(2) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(3) Closed operations on January 31, 1995. All ratios for the period have been annualized.

(4) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.

(5) On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(6)  For the period ended October 31.

(7) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(8) Institutional Class shares have been offered since August 2, 1994. All ratios for the period have been annualized.

(9) On April 28, 1994 the Board of Directors approved a change in this Fund's fiscal year end from November 30 to September 30, effective September 30, 1994. All ratios for the period have been annualized.

(10) For the period ended November 30.

(11) Commenced operations on February 19, 1993. All ratios for the period have been annualized.

(12) Commenced operations on February 28, 1994. All ratios for the period have been annualized.

(13) Commenced operations on April 4, 1994. All ratios for the period have been annualized.



For the periods ended September 30,
For a share outstanding throughout the period




                                     REALIZED
                                        AND
             NET ASSET               UNREALIZED   DIVIDENDS                    NET ASSET
               VALUE        NET      GAINS OR      FROM NET    DISTRIBUTIONS     VALUE                      NET ASSETS
             BEGINNING  INVESTMENT  (LOSSES) ON   INVESTMENT       FROM         END OF                        END OF
             OF PERIOD    INCOME    INVESTMENTS     INCOME     CAPITAL GAINS    PERIOD       TOTAL RETURN   PERIOD (000)

EQUITY INDEX
INSTITUTIONAL CLASS
1995             $10.67       $0.28       $ 2.75       $(0.27)       $(0.09)       $13.34        29.17%        $218,932
1994(1)           10.85        0.20        (0.18)       (0.20)           --         10.67         0.18%+        163,688
RETAIL CLASS A
1995             $10.68       $0.25       $ 2.76       $(0.25)       $(0.09)       $13.35        28.90%        $  2,140
1994              10.60        0.25         0.09        (0.25)        (0.01)        10.68         3.25%             758
1993(2)           10.00        0.20         0.60        (0.20)           --         10.60         8.02%+        139,957
RETAIL CLASS B
1995             $10.66       $0.23       $ 2.68       $(0.18)       $(0.09)       $13.30        27.87%        $  1,197
1994(3)           10.68        0.01         0.04        (0.07)           --         10.66         0.48%+             29

EQUITY INCOME
INSTITUTIONAL CLASS
1995             $ 9.89       $0.41       $ 1.35       $(0.41)       $   --        $11.24        18.24%        $ 52,126
1994(4)            9.90        0.07        (0.03)       (0.05)           --          9.89         0.45%+         17,489
RETAIL CLASS A
1995             $ 9.89       $0.41       $ 1.33       $(0.39)       $   --        $11.24        18.06%        $  1,995
1994(5)            9.87        0.41           --        (0.39)           --          9.89         4.22%+          1,852
1993(6)(7)        10.00        0.57        (0.14)       (0.56)           --          9.87         4.44%+         28,786
RETAIL CLASS B
1995             $ 9.88       $0.33       $ 1.32       $(0.33)       $   --        $11.20        17.10%        $  1,233
1994(3)            9.87        0.04         0.02        (0.05)           --          9.88         0.57%+              1

LIMITED VOLATILITY STOCK
INSTITUTIONAL CLASS
1995(8)          $10.00       $0.26       $ 1.90       $(0.25)       $   --        $11.91        21.93%        $ 17,125

DIVERSIFIED GROWTH
INSTITUTIONAL CLASS
1995             $ 9.10       $0.17       $ 2.67       $(0.16)       $   --        $11.78        31.57%        $132,854
1994(4)            8.92        0.03         0.18        (0.03)           --          9.10         2.36%+         31,875
RETAIL CLASS A
1995             $ 9.09       $0.15       $ 2.66       $(0.15)       $   --        $11.75        31.21%        $  2,710
1994(5)            9.39        0.10        (0.29)       (0.11)           --          9.09        (2.07%)+         1,900
1993(6)(7)        10.00        0.11        (0.63)       (0.09)           --          9.39        (5.18%)+        31,084
RETAIL CLASS B
1995             $ 9.09       $0.09       $ 2.65       $(0.10)       $   --        $11.73        30.29%        $    819
1994(3)            8.87        0.01         0.23        (0.02)           --          9.09         2.75%+             12

STOCK
INSTITUTIONAL CLASS
1995             $16.50       $0.36       $ 3.64       $(0.35)       $(0.59)       $19.56        25.50%        $312,559
1994(1)           16.47        0.25         0.03        (0.25)           --         16.50         1.70%+        154,949
RETAIL CLASS A
1995             $16.51       $0.33       $ 3.64       $(0.32)       $(0.59)       $19.57        25.26%        $ 13,076
1994              16.00        0.31         1.00        (0.30)        (0.50)        16.51         8.35%           8,421
1993              14.04        0.22         1.99        (0.23)        (0.02)        16.00        15.82%         134,186
1992              13.62        0.24         0.81        (0.29)        (0.34)        14.04         7.88%           3,644
1991(9)           10.64        0.28         2.95        (0.22)        (0.03)        13.62        30.49%+          2,386
1990(10)          12.09        0.25        (1.17)       (0.25)        (0.28)        10.64        (8.22%)          1,161
1989(10)          10.35        0.25         1.70        (0.20)        (0.01)        12.09        20.33%             323
1988(10)(11)      10.03        0.27         0.35        (0.30)           --         10.35         6.40%+            206
RETAIL CLASS B
1995             $16.49       $0.26       $ 3.55       $(0.22)       $(0.59)       $19.49        24.20%        $  7,051
1994(3)           16.65        0.03        (0.10)       (0.09)           --         16.49        (0.43%)+           346

SPECIAL EQUITY
INSTITUTIONAL CLASS
1995             $17.30       $0.38       $ 1.61       $(0.38)       $(1.02)       $17.89         12.84%       $201,786
1994(1)           16.34        0.22         0.96        (0.22)           --         17.30          7.31%+       128,806
RETAIL CLASS A
1995             $17.30       $0.35       $ 1.60       $(0.34)       $(1.02)       $17.89         12.63%       $ 11,609
1994              15.81        0.28         2.52        (0.28)        (1.03)        17.30         18.70%          7,333
1993              13.61        0.23         2.32        (0.25)        (0.10)        15.81         18.91%         81,899
1992              12.98        0.21         1.61        (0.27)        (0.92)        13.61         15.17%          3,586
1991(9)           10.33        0.30         2.61        (0.26)           --         12.98         28.38%+         3,423
1990(10)          12.96        0.47        (2.03)       (0.46)        (0.61)        10.33        (13.24%)         2,761
1989(10)          11.55        0.47         1.39        (0.41)        (0.04)        12.96         17.41%          2,000
1988(10)(11)      10.03        0.34         1.57        (0.39)           --         11.55         19.56%+           578
RETAIL CLASS B
1995             $17.29       $0.29       $ 1.51       $(0.24)       $(1.02)       $17.83         11.64%       $  4,847
1994(3)           16.51        0.01         0.85        (0.08)           --         17.29          5.22%+           370


(table continued)


                      RATIO OF      RATIO OF
                        NET        EXPENSES TO
       RATIO OF      INVESTMENT      AVERAGE
      EXPENSES TO    INCOME TO     NET ASSETS
    AVERAGE AVERAGE  (EXCLUDING     PORTFOLIO
      NET ASSETS    NET ASSETS      WAIVERS)   TURNOVER RATE


         0.35%          2.41%         0.95%             9%
         0.35           2.59          1.03             11

         0.57%          2.16%         1.20%             9%
         0.35           2.23          1.23             11
         0.35           2.52          1.30              1

         1.35%          1.34%         1.95%             9%
         1.35           1.68          2.03             11



         0.75%          4.11%         1.06%            23%
         0.75           5.61          1.14            108

         0.92%          3.91%         1.31%            23%
         0.88           4.88          1.39            108
         0.75           6.09          1.36             68

         1.75%          3.05%         2.06%            23%
         1.75           4.39          2.14            108



         0.75%          2.75%         1.21%            28%



         0.75%          1.69%         1.01%            28%
         0.75           2.37          1.08            101

         0.92%          1.52%         1.26%            28%
         0.90           1.15          1.33            101
         0.78           1.26          1.25              5

         1.75%          0.58%         2.01%            28%
         1.75           1.20          2.08            101



         0.79%          2.10%          0.94%           52%
         0.75           2.28           1.01            65

         1.00%          1.89%          1.19%           52%
         0.76           1.51           1.20            65
         0.75           1.94           1.28            48
         1.45           1.75           4.46            39
         1.45           2.47           7.42            76
         1.45           2.24           9.47            41
         1.24           2.26          36.39            74
         1.02           2.67          28.60            80

         1.79%          1.10%          1.94%           52%
         1.75           1.58           2.01            65



         0.88%          2.30%          0.95%           72%
         0.79           1.93           1.03           116

         1.09%          2.08%          1.20%           72%
         0.81           1.88           1.23           116
         0.81           2.07           1.31           104
         1.50           1.61           4.18           146
         1.50           2.60           5.13           116
         1.50           4.09           4.21           113
         1.38           4.07           8.68           102
         1.20           4.02          15.60            51

         1.88%          1.22%          1.95%           72%
         1.68           0.47           2.03           116



                                                    REALIZED
                                                       AND
                                                   UNREALIZED    DIVIDENDS                   DISTRIBUTIONS   NET ASSET
                    NET ASSET           NET         GAINS OR     FROM NET    DISTRIBUTIONS       FROM          VALUE
                 VALUE BEGINNING    INVESTMENT     (LOSSES) ON  INVESTMENT       FROM           RETURN        END OF
                    OF PERIOD      INCOME (LOSS)   INVESTMENTS    INCOME     CAPITAL GAINS    OF CAPITAL      PERIOD  TOTAL RETURN

REGIONAL EQUITY
INSTITUTIONAL CLASS
1995                 $12.52           $ 0.11          $4.90       $(0.08)       $(0.32)           $--         $17.13   41.40%
1994(1)               12.41             0.07           0.11        (0.07)           --             --          12.52   1.46%+
RETAIL CLASS A
1995                 $12.52           $ 0.08          $4.90       $(0.06)       $(0.32)           $--         $17.12   41.17%
1994                  11.96             0.08           0.71        (0.07)        (0.16)            --          12.52    6.76%
1993(2)               10.00             0.05           1.96        (0.05)           --             --          11.96   20.17%+
RETAIL CLASS B
1995                 $12.50           $ 0.04          $4.80       $(0.03)       $(0.32)           $--         $16.99   39.98%
1994(3)               12.19               --           0.33        (0.02)           --             --          12.50    2.73%+

EMERGING GROWTH
INSTITUTIONAL CLASS
1995                 $10.56           $ 0.03          $2.99       $(0.02)       $(0.15)           $--         $13.41   29.16%
1994(12)              10.00             0.01           0.56        (0.01)           --             --          10.56    5.68%+
RETAIL CLASS A
1995                 $10.57           $ 0.01          $2.99       $(0.02)       $(0.15)           $--         $13.40   28.82%
1994(12)              10.00             0.01           0.57        (0.01)           --             --          10.57    5.88%+
RETAIL CLASS B
1995                 $10.55           $(0.03)         $2.92       $   --        $(0.15)           $--         $13.29   27.89%
1994(3)                9.89            (0.01)          0.67           --            --             --          10.55    6.67%+

TECHNOLOGY
INSTITUTIONAL CLASS
1995                 $11.19           $(0.03)         $7.31       $   --        $(0.23)           $--         $18.24   66.22%
1994(12)              10.00            (0.01)          1.20           --            --             --          11.19   11.90%+
RETAIL CLASS A
1995                 $11.19           $(0.03)        $ 7.31       $   --        $(0.23)         $   --        $18.24   66.22%
1994(12)              10.00            (0.01)          1.20           --            --              --         11.19   11.90%+
RETAIL CLASS B
1995                 $11.17           $(0.04)        $ 7.12       $   --        $(0.23)         $   --        $18.02   64.52%
1994(3)                9.85            (0.02)          1.34           --            --              --         11.17   13.40%+

INTERNATIONAL
INSTITUTIONAL CLASS
1995                 $10.22           $ 0.01         $ 0.07       $   --        $   --          $   --        $10.30   0.78%
1994(12)              10.00            (0.01)          0.23           --            --              --         10.22   2.20%+
RETAIL CLASS A
1995                 $10.21           $   --         $ 0.07       $   --        $   --          $   --        $10.28    .69%
1994(13)               9.98            (0.01)          0.24           --            --              --         10.21   2.30%+
RETAIL CLASS B
1995                 $10.21           $(0.03)        $ 0.02       $   --        $   --          $   --        $10.20   (0.10)%
1994(3)               10.23            (0.01)         (0.01)          --            --              --         10.21   (0.20)%+

REAL ESTATE SECURITIES FUND
INSTITUTIONAL CLASS
1995(14)             $10.00           $ 0.13         $ 0.39       $(0.11)       $   --          $(0.04)       $10.37    5.19%+
RETAIL CLASS A
1995(15)             $10.37           $   --         $ 0.01       $   --        $   --          $   --        $10.38    0.00%
RETAIL CLASS B
1995(15)             $10.37           $   --         $   --       $   --        $   --          $   --        $10.37    0.00%


(table continued)


                                                RATIO OF
                                RATIO OF NET   EXPENSES TO
                   RATIO OF      INVESTMENT      AVERAGE
     NET ASSETS   EXPENSES TO   INCOME (LOSS)   NET ASSETS   PORTFOLIO
      END OF       AVERAGE       TO AVERAGE     (EXCLUDING    TURNOVER
    PERIOD (000)  NET ASSETS     NET ASSETS      WAIVERS)       RATE



     $188,583        0.84%           0.78%         0.95%         42%
       96,045        0.80            0.82          1.05          41

     $ 14,917        1.05%           0.58%         1.20%         42%
        8,345        0.82            0.59          1.25          41
       58,427        0.80            0.59          1.30          28

     $  7,630        1.84%          (0.25)%        1.95%         42%
          185        1.80           (0.41)         2.05          41



     $ 41,716        0.84%           0.20%         1.19%         51%
        6,849        0.80            0.23          2.59          19

     $    386        1.04%           0.00%         1.44%         51%
           91        0.79            0.23          2.84          19

     $    268        1.84%          (0.83)%        2.19%         51%
           18        1.80           (0.85)         3.59          19



     $ 29,272        0.88%          (0.35)%        1.30%         74%
        6,491        0.80           (0.21)         3.12          43

     $  1,464        1.13%          (0.61)%        1.55%         74%
           61        0.80           (0.21)         3.37          43

     $  2,031        1.88%          (1.41)%        2.30%         74%
            2        1.80           (1.44)         4.12          43



     $ 94,400        1.74%           0.12%         1.81%         57%
       47,963        1.75           (0.19)         2.05          16

     $    876        1.93%          (0.13)%        2.06%         57%
          464        1.75           (0.26)         2.30          16

     $    306        2.76%          (0.95)%        2.81%         57%
           22        2.75           (0.71)         3.05          16



      $ 5,756        0.80%           6.01%         2.34%          0%

      $     1        1.05%           0.00%         2.59%          0%

      $     1        1.80%           0.00%         3.34%          0%



The accompanying notes are an integral part of the financial statements.

+ Returns, excluding sales charges, are for the period indicated and have not been annualized.

(1) Institutional Class shares have been offered since February 4, 1994. All ratios for the period have been annualized.

(2) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(3) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.

(4) Institutional Class shares have been offered since August 2, 1994. All ratios for the period have been annualized.

(5) On April 28, 1994 the Board of Directors approved a change in this Fund's fiscal year end from November 30 to September 30, effective September 30, 1994. All ratios for the period have been annualized.

(6)  For the period ended November 30.

(7) Commenced operations on December 18, 1992. All ratios for the period have been annualized.

(8) Commenced operations on November 15, 1994. All ratios for the period have been annualized.

(9) On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(10) For the period ended October 31.

(11) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(12) Commenced operations on April 4, 1994. All ratios for the period have been annualized.

(13) Retail Class A shares have been offered since April 7, 1994. All ratios for the period have been annualized.

(14) Commenced operations on June 30, 1995. All ratios for the period have been annualized.

(15) Commenced operations on September 29, 1995. All ratios for the period have been annualized.




NOTES TO FINANCIAL STATEMENTS----SEPTEMBER 30, 1995

1    ORGANIZATION

The First American Prime Obligations Fund, Government Obligations Fund and Treasury Obligations Fund are funds offered by First American Funds, Inc. (FAF). The First American Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, Intermediate Government Bond Fund, Mortgage Securities Fund, Limited Term Tax Free Income Fund, Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, Asset Allocation Fund, Balanced Fund, Equity Index Fund, Equity Income Fund, Limited Volatility Stock Fund, Diversified Growth, Stock Fund, Special Equity Fund, Regional Equity Fund, Emerging Growth Fund, Technology Fund, International Fund and Real Estate Securities Fund are funds offered by First American Investment Funds, Inc. (FAIF). FAF and FAIF (collectively the "Funds") are registered under the Investment Company Act of 1940, as amended, as open end, management investment companies. The Funds' articles of incorporation permit the Board of Directors to create additional funds in the future.

FAF offers Class A, Class B, Class C and Class D shares. Class B shares are only available pursuant to an exchange for Class B shares of another fund in the First American family. Class B shares may also be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C and D shares are offered only to qualifying institutional investors. Class A and B shares are not offered by the Government Obligations Fund or Treasury Obligations Fund.

FAIF offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares in FAF and FAIF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.

2    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

Security Valuation -- Investment securities held by the FAF Funds are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FAIF Fund investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors.

Security Transactions and Investment Income -- The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

Distributions to Shareholders -- Distributions from net investment income for the FAF funds are declared on a daily basis and are payable on the first business day of the following month.

Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, Intermediate Government Bond Fund, Mortgage Securities Fund, Limited Tax Free Income Fund, Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, Asset Allocation Fund, Balanced Fund, Equity Index Fund, Equity Income Fund, Limited Volatility Stock Fund, Diversified Growth, Stock Fund and Special Equity Fund declare and pay income dividends monthly. Regional Equity Fund, Emerging Growth Fund, Technology Fund and Real Estate Securities Fund declare and pay income dividends quarterly. A portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. International Fund declares and pays dividends annually. Any net realized capital gains on sales of securities for a fund are distributed to shareholders at least annually.

Federal Taxes -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses, the character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate accounts in the period that the difference arises.

On the Statement of Net Assets the following adjustments were made (000):


                                     ACCUMULATED     UNDISTRIBUTED
                                    NET REALIZED    NET INVESTMENT
                                     GAIN (LOSS)        INCOME        PAID-IN-CAPITAL
Mortgage Securities Fund               $    --          $    1             $ (1)
Limited Term Tax Free Income
Fund                                        --              16              (16)
Equity Income Fund                           2              16              (18)
Diversified Growth Fund                     --              18              (18)
Technology Fund                            (70)             70               --
International Fund                      (1,870)          1,942              (72)

Futures Transactions -- In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

Upon entering into a futures contract, the Fund is required to deposit cash or pledge "U.S." Government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains or losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains or losses for Federal income tax purposes.

Repurchase Agreements -- The Funds may enter into repurchase agreements with member banks of the Federal Deposit Insurance Company or registered broker dealers whom the Adviser or Sub-Adviser deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Portfolios may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Securities Purchased on a When-Issued Basis -- Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

Foreign Currency Translation -- The books and records of the International Fund are maintained in U.S. dollars on the following bases:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts -- The International Fund enters into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded as the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year will be recognized as ordinary income or loss for Federal income tax purposes.

Expenses -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

Reclassifications--Certain 1994 amounts have been reclassified to conform to the 1995 presentation.

3    INVESTMENT SECURITY TRANSACTIONS

During the period ended September 30, 1995, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                               U.S. GOVERNMENT        OTHER INVESTMENT
                                 SECURITIES              SECURITIES
                            PURCHASES     SALES     PURCHASES     SALES

      LIMITED TERM INCOME
       FUND                  $     --    $     --    $ 74,585    $ 81,308
      Intermediate Term
       Income Fund             59,322      48,029       7,233       3,305
      Fixed Income Fund       284,883     187,929      90,278       4,145
      Intermediate
       Government
       Bond Fund               80,785      12,073          --          --
      Mortgage Securities
       Fund                     7,556       9,626          --         828
      Limited Term Tax
      Free Income Fund             --          --       6,690      16,610
      Intermediate Tax
      Free  Fund                   --          --      54,813      18,684
      Colorado
      Intermediate
       Tax Free Fund               --          --      47,203       6,978
      Minnesota Insured
       Intermediate Tax
       Free Fund                   --          --      56,348      18,913
      Asset Allocation
      Fund                     18,135      25,225       8,538      17,094
      Balanced Fund            81,725      69,853      61,094      48,355
      Equity Index Fund            --          --      23,845      15,271
      Equity Income Fund           --          --      35,119       8,248
      Limited Volatility
      Stock  Fund                  --          --      16,771       3,764
      Diversified Growth
      Fund                         --          --      88,212      20,985
      Stock Fund                   --          --     185,121     112,466
      Special Equity Fund          --          --     129,316      96,874
      Regional Equity Fund         --          --      90,522      52,378
      Emerging Growth Fund         --          --      35,381       9,769
      Technology Fund              --          --      26,509      12,106
      International Fund           --          --      81,374      37,836
      Real Estate
      Securities Fund              --          --       5,351          10

At September 30, 1995 the total cost of securities for Federal Income Tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 1995 is as follows (000):

                                        AGGREGATE       AGGREGATE
                                          GROSS           GROSS
                                      APPRECIATION    DEPRECIATION      NET

      LIMITED TERM INCOME FUND           $   517         $  (492)     $    25
      Intermediate Term Income Fund        1,319            (462)         857
      Fixed Income Fund                    7,056            (552)       6,504
      Intermediate Government Bond Fund    3,355             (14)       3,341
      Mortgage Securities Fund               394            (252)         142
      Limited Term Tax Free Income Fund       60              (2)          58
      Intermediate Tax Free Fund           1,174             (40)       1,134
      Colorado Intermediate Tax Free Fund  2,017              (6)       2,011
      Minnesota Insured Intermediate
      Tax Free Fund                        2,253             (27)       2,226
      Asset Allocation Fund                5,860            (436)       5,424
      Balanced Fund                       21,781          (1,462)      20,319
      Equity Index Fund                   50,873          (4,047)      46,826
      Equity Income Fund                   6,217            (408)       5,809
      Limited Volatility Stock Fund        2,964             (42)       2,922
      Diversified Growth Fund             22,650          (1,034)      21,616
      Stock Fund                          46,444          (2,802)      43,642
      Special Equity Fund                 18,642          (3,626)      15,016
      Regional Equity Fund                52,684          (5,681)      47,003
      Emerging Growth Fund                 7,308          (1,370)       5,938
      Technology Fund                      7,751          (1,013)       6,738
      International Fund                  13,763          (4,094)       9,669
      Real Estate Securities Fund            211             (41)         170

At September 30, 1995 the following funds have capital loss carrryforwards
(000):

                                              EXPIRATION
                                    AMOUNT       DATE

      PRIME OBLIGATIONS FUND        $    4        2001
      Government Obligations Fund       35        2003
      Limited Term Income*           3,907      2000-2004
      Intermediate Term Income Fund    260        2003
      Intermediate Government
      Bond Fund                        139      2002-2004
      Mortgage Securities Fund          31        2004
      Limited Term Tax Free
      Income Fund                        1        2003
      Limited Volatility Stock Fund    131        2004
      Diversified Growth Fund          761        2002
      International Fund             5,975      2003-2004

* Includes carryover acquired in connection with Managed Income merger; the ability to utilize these losses to offset gains may be limited in future years.

4    FEES AND EXPENSES

Pursuant to an investment advisory agreement (the Agreement), First Bank National Association (the Adviser) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the FAF Funds is equal to an annual rate of .40% of the average daily net assets. The fee for each of the FAIF Funds, other than the International Fund, is equal to an annual rate of .70% of the average daily net assets. The fee for the International Fund is equal to an annual rate of 1.25% of average daily net assets. Through a separate contractual agreement, First Trust National Association, an affiliate of the Adviser, serves as the Funds' custodian. Marvin & Palmer Associates, Inc., serves as Sub-Adviser to the International Fund pursuant to a Sub-Advisory Agreement with the Adviser.

SEI Financial Services Company (SFS) and SEI Financial Management Corporation,
(SFM) serve as distributor and administrator of the Funds, respectively. Under the distribution plan, each of the Funds pay SFS a monthly distribution fee of
 .25% of each Fund's average daily net assets of the Retail Class A shares, 1.00% of the Retail Class B shares and .15% of the Corporate Trust Class D shares, which may be used by SFS to provide compensation for sales support and distribution activities. No distribution fees are paid by Institutional Class C shares. Prior to January 20, 1995 the FAF Funds paid SFS a monthly distribution fee of .20% of each Fund's average daily net assets of the Retail Class A shares under $100 million, .15% of the average daily net assets from $100 million to less than $250 million and .10% of average daily net assets of $250 million or more. The Institutional Class C shares paid SFS a monthly distribution fee of up to .05% on average daily net assets under $500 million, .04% on the average daily net assets from $500 million to less than $1 billion and .03% of average daily net assets of $1 billion or more. SFM provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .07% of each FAF Fund's, and .12% of each FAIF Fund's, average daily net assets, with a minimum annual fee of $50,000 per Fund. Prior to January 31, 1995 the FAIF Funds paid SFM at an annual rate of .20% of each Fund's average daily net assets with a minimum annual fee of $50,000 per Fund.

In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

During the period ended September 30, 1995, the Adviser and other parties waived a portion of their contractual fees in order to assist the Funds in maintaining competitive expense ratios. Expenses were waived as follows (000):

                                 WAIVER OF
                                INVESTMENT      WAIVER OF        WAIVER OF
                                 ADVISORY     ADMINISTRATOR    DISTRIBUTION
                                   FEES            FEES          FEES (1)

      PRIME OBLIGATIONS FUND*     $2,118           $--             $571
      Government Obligations Fund*   746            --              263
      Treasury Obligations Fund      902            --               --
      Limited Term Income Fund       375            23               24
      Intermediate Term Income
       Fund                          179            20                7
      Fixed Income Fund              449            42                6
      Intermediate Government
       Bond Fund                     198            11                5
      Mortgage Securities Fund        99            --                1
      Limited Term Tax Free
       Income Fund                   112             2                2
      Intermediate Tax Free Fund     112            --                2
      Colorado Intermediate Tax
       Free Fund                     126            --                3
      Minnesota Insured
       Intermediate Tax Free Fund    149             6                5
      Asset Allocation Fund           89             8               --
      Balanced Fund                  215            40                7
      Equity Index Fund            1,054            37               --
      Equity Income Fund             125             2                1
      Limited Volatility
      Stock Fund                      60            --               --
      Diversified Growth Fund        207            10                1
      Stock Fund                     327            47                4
      Special Equity Fund             83            41                4
      Regional Equity Fund           125            31                4
      Emerging Growth Fund            77            --               --
      Technology Fund                 71            --               --
      International Fund              44             5               --
      Real Estate Securities Fund     18            --               --

(1)  Retail Class A

*    Distribution Waiver is for Institutional Class

For the period ended September 30, 1995, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

Effective April 14, 1995, Supervised Service Company was acquired by DST Systems, Inc. DST Systems, Inc. now provides transfer agent services for the Funds.

A Contingent Deferred Sales Charge (CDSL) is imposed on redemptions made in the Retail Class B. The CDSL varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                         CONTINGENT DEFERRED SALES
                                  CHARGE
     YEAR SINCE          AS A PERCENTAGE OF DOLLAR
      PURCHASE           AMOUNT SUBJECT TO CHARGE

      First                        5.00%
      Second                       5.00%
      Third                        4.00%
      Fourth                       3.00%
      Fifth                        2.00%
      Sixth                        1.00%
      Seventh                      0.00%
      Eighth                       0.00%

For the period ended September 30, 1995, sales charges retained by SFS for distributing the Funds' shares were approximately $110,000.

5    DEFERRED ORGANIZATIONAL COSTS

The Funds incurred organization expenses in connection with their start-up and initial registration. These costs are being amortized over 60 months on a straight-line basis.

6    FORWARD FOREIGN CURRENCY CONTRACTS

The International Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at September 30, 1995.

                                         INTERNATIONAL FUND
                                                                       NET
                                       CONTRACTS TO        IN       UNREALIZED
                                         DELIVER/       EXCHANGE   APPRECIATION/
                   SETTLEMENT            RECEIVE          FOR     (DEPRECIATION)
                     DATES                (000)          (000)          (000)
 Foreign Currency
   Sales            10/04/95     CH          2,750      $ (2,259)        $(120)
                    10/04/95     CH            390          (321)          (16)
                    10/27/95     CH          2,110        (1,856)           26
                    10/04/95     DM          2,210        (1,503)          (44)
                    10/04/95     DM            270          (183)           (6)
                    10/04/95     DM            420          (283)          (11)
                    10/27/95     DM          2,220        (1,571)           16
                    10/04/95     FI         16,500        (3,762)          (98)
                    10/27/95     FI         10,320        (2,414)            0
                    10/04/95     FF          5,850        (1,162)          (27)
                    10/04/95     FF            870          (172)           (5)
                    10/27/95     FF          4,200          (854)            1
                    10/04/95     UK          4,080        (6,301)         (141)
                    10/04/95     UK            410          (634)          (14)
                    10/27/95     UK          3,060        (4,831)            6
                    10/05/95     UK            225          (355)            0
                    10/04/95     JY      2,048,240       (21,140)          468
                    10/04/95     JY        181,180        (1,818)          (10)
                    10/04/95     JY        940,460        (9,369)         (123)
                    10/27/95     JY      1,115,370       (11,349)           48
                    10/02/95     JY         20,364          (204)           (1)
                    10/04/95     NG            650          (391)          (15)
                    10/04/95     NG          4,010        (2,437)          (69)
                    10/04/95     NG            670          (405)          (13)
                    10/27/95     NG          3,470        (2,190)           19
                    10/03/95     NG            341          (214)            0
                    10/04/95     NO          6,240          (965)          (29)
                    10/27/95     NO          3,920          (629)            5
                    10/04/95     SK         65,630        (8,901)         (565)
                    10/27/95     SK         25,770        (3,650)          (59)
                    10/03/95     SG             58           (41)            0
                    10/05/95     SG             62           (44)            0
                                                        $(92,208)        $(777)

                                         INTERNATIONAL FUND
                                                                       NET
                                       CONTRACTS TO        IN       UNREALIZED
                                         DELIVER/       EXCHANGE   APPRECIATION/
                   SETTLEMENT            RECEIVE          FOR     (DEPRECIATION)
                     DATES                (000)          (000)          (000)

 Foreign Currency
   Purchases         10/4/95     CH          1,030      $    905         $ (14)
                     10/4/95     CH          1,720         1,511           (23)
                     10/4/95     CH            390           343            (5)
                     10/4/95     CH            211           185            (2)
                     10/4/95     DM            680           477            (1)
                     10/4/95     DM          1,530         1,081           (11)
                     10/4/95     DM            270           191            (2)
                     10/4/95     DM            420           297            (3)
                     10/4/95     FI          6,230         1,458            --
                     10/4/95     FI         10,270         2,403            --
                     10/4/95     FF            800           157             5
                     10/4/95     FF          1,750           356            --
                     10/4/95     FF          3,300           672            (2)
                     10/4/95     FF            870           177            --
                     10/4/95     UK          1,450         2,292            (3)
                     10/4/95     UK          2,630         4,155            (3)
                     10/4/95     UK            410           648            --
                     10/4/95     JY        409,850         3,931           205
                     10/4/95     JY        631,130         6,052           317
                     10/4/95     JY      1,007,260        10,218           (52)
                     10/4/95     JY        181,180         1,838            (9)
                     10/4/95     JY        940,460         9,540           (48)
                     10/2/95     JY         32,689           328             2
                     10/2/95     JY         14,004           140             1
                     10/3/95     JY          8,924            90            --
                     10/4/95     NG          1,830         1,146            (2)
                     10/4/95     NG          2,180         1,374           (12)
                     10/4/95     NG          670            422             (4)
                     10/4/95     NG          650            410             (4)
                     10/4/95     NO        2,160            345             (1)
                     10/4/95     NO        4,080            655             (5)
                     10/4/95     SK       24,710          3,440            123
                     10/4/95     SK       15,440          2,194             33
                     10/4/95     SK       25,480          3,618             57
                                                        $63,049          $ 537
                                                                         $(240)



CURRENCY LEGEND

CH Switzerland
DM Germany
FI Finnish Mark
FF French Francs
JY Japanese Yen
NG Netherlands Guilder
NO Norwegian Krona
SG Singapore Dollar
SK Swedish Krona
UK British Pounds Sterling


7    FUTURES CONTRACTS

The Equity Index Fund's investment in S&P 500 Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of Fund assets devoted to replicating the composition of the S&P 500 Index while reducing transaction costs. Risks of entering into S&P 500 Index futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the underlying securities. At September 30, 1995, open long S&P 500 Index futures contracts were as follows:

   NUMBER                                  UNREALIZED
     OF        TRADE       SETTLEMENT     GAIN/(LOSS)
 CONTRACTS     PRICE         MONTH           (000)

        4     $588.00     DECEMBER 1995       $ 0
        3      584.35     December 1995         6
        3      584.50     December 1995         6
        3      590.05     December 1995        (3)
        2      583.55     December 1995         5
        2      588.15     December 1995         0
        1      586.30     December 1995         1
        1      587.20     December 1995         0
        1      588.55     December 1995         0
                                              $15


8    CONCENTRATION OF CREDIT RISK

The Limited Term Tax Free Income Fund, Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, and Minnesota Insured Intermediate Tax Free Fund invest in debt instruments of municipal issuers. Although these Funds monitor investment concentration, the issuers ability to meet their obligations may be affected by economic developments in a specific state or region.

The Limited Term Tax Free Income Fund, Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, and Colorado Intermediate Tax Free Fund invest in securities which include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At September 30, 1995, the percentage of portfolio investments by each revenue source was as follows:

                      LIMITED                      MINNESOTA
                        TERM                         INSURED
                      TAX FREE    INTERMEDIATE    INTERMEDIATE       COLORADO
                       INCOME       TAX FREE        TAX FREE       INTERMEDIATE
                        FUND          FUND            FUND        TAX FREE FUND

 REVENUE BONDS:

 Education Bonds         4%            4%              6%              4%
 Health Care Bonds       4            13              13               4
 Transportation
  Bonds                  6             3               2               8
 Utility Bonds          11            12               7               8
 Housing Bonds          14            12              23               6

 Pollution Control
  Bonds                  0             5               6               4
 Public Facility
  Bonds                  7             6               1               2
 Industrial Bonds        8             0               0               1
 Other                  10            14              11              11
GENERAL
OBLIGATIONS:            36            29              26              52
ANTICIPATION
NOTES:                   0             2               5               0
                       100%          100%            100%            100%

The rating of long-term debt as a percentage of total value of investments at September 30, 1995 is as follows:

                        LIMITED
                         TERM                        MINNESOTA        COLORADO
                       TAX FREE    INTERMEDIATE       INSURED       INTERMEDIATE
                        INCOME       TAX FREE       INTERMEDIATE      TAX FREE
                         FUND          FUND        TAX FREE FUND        FUND

  STANDARD &
  POORS/MOODY'S
  RATINGS:

  AAA/Aaa                  39%           63%             74%              50%
  AA/Aa                    22            20               9               31
  A/A                      26             9              10               15
  BBB/Baa                   0             4               0                1
  NR                       13             4               7                3
                          100%          100%            100%             100%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

9    FUND MERGERS

Prior to January 20, 1995, five different mutual funds existed as separate series of FAF: Money Fund, Institutional Money Fund, CT Government Fund, Institutional Government Fund and CT Treasury Fund. On December 16, 1994, FAF shareholders approved a plan of reorganization. Effective January 20, 1995, Money Fund was merged with and into Institutional Money Fund and the combined entity is now the Prime Obligations Fund. Also effective on such date, CT Government Fund was merged with and into Institutional Government Fund and the combined entity is now the Government Obligations Fund. In addition, the name of CT Treasury Fund was changed to Treasury Obligations Fund. The mergers were accompanied by a tax-free exchange of 63,816,319 shares of Money Fund for 63,816,319 shares of Prime Obligations Retail Class A and an exchange of 156,260,107 shares of CT Government Fund for 156,260,107 shares of Government Obligations Corporate Trust Class as of the close of business on January 20, 1995. The aggregate net assets of Prime Obligations Fund and Money Fund before the acquisition were $1,498,492,068 and $63,816,316, respectively, resulting in combined net assets of $1,562,308,384 on January 20, 1995, and the aggregate net assets of Government Obligations Fund and CT Government Fund before the acquisition were $602,905,803 and $156,260,107, respectively, resulting in combined net assets of $759,165,910 on January 20, 1995.

On February 3, 1995 Limited Term Income Fund acquired all net assets of First American Mutual Fund (FAMF) Managed Income Fund pursuant to a plan of reorganization approved by the FAMF shareholders on December 16, 1994. The acquisition was accompanied by a tax-free exchange of 4,045,016 shares of Managed Income Fund Institutional Class for 3,916,789 shares of Limited Term Income Fund Institutional Class, and 482,125 shares of Managed Income Fund Retail Class A for 467,560 shares of Limited Term Income Fund Retail Class A outstanding as of the close of business on February 3, 1995. Managed Income Fund net assets at the date were combined with those of Limited Term Income Fund. The aggregate net assets of Limited Term Income Fund and Managed Income Fund before the acquisition were $77,167,375 and $42,915,945 (including $2,579,628 of accumulated net realized loss on investments, $1,131,202 of net unrealized depreciation of investments, and $41,584,512 of paid-in capital for Institutional Class, and $5,042,263 of paid-in capital for Retail Class A), respectively, resulting in combined net assets of $120,083,320 on February 3, 1995.

In addition, under the reorganization agreement the FAMF Limited Term Tax Free Income, FAMF Equity Income, and FAMF Diversified Growth Funds, were merged into a new FAIF fund which was identical to the respective FAMF fund.

10   PROPOSED FUND MERGER OF LIMITED VOLATILITY STOCK FUND AND STOCK FUND

The Board of Directors of the Funds have approved, subject to shareholder approval, the acquisition of the FAIF Limited Volatility Stock Fund by the FAIF Stock Fund. The acquisition will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). Under the proposed merger agreement and plan of reorganization, Institutional Class shares of the FAIF Limited Volatility Stock Fund will be exchanged for Institutional Class shares of the FAIF Stock Fund. If the exchange were to have occurred as of September 30, 1995, one share of the FAIF Limited Volatility Stock Fund Institutional Class would have been exchanged for 0.6089 shares of the FAIF Stock Fund Institutional Class.


INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
First American Funds, Inc.
First American Investment Funds, Inc.:

We have audited the accompanying statements of net assets as of September 30, 1995, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the three funds constituting First American Funds, Inc. and each of the twenty-two funds constituting First American Investment Funds, Inc. for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights of Limited Term Tax Free Income Fund, Equity Income Fund and Diversified Growth Fund for the periods presented ended November 30, 1993 were audited by other auditors whose reports dated January 20, 1994 expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the three funds constituting First American Funds, Inc. and each of the twenty-two funds constituting First American Investment Funds, Inc. as of September 30, 1995, and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                              KPMG Peat Marwick LLP

Minneapolis, Minnesota
November 3, 1995


                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a) Financial Statements for each series of the Registrant which is currently required to file such financial statements are included as part of the Statement of Additional Information.

          (b)  Exhibits

               (1)  (a)  Articles of Incorporation, as amended and supplemented through January 1995 (incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 21).

            *  (1)  (b)  Articles Supplementary filed June 16, 1995.

            *  (2)  Bylaws, as amended through March 6, 1995.

               (3)  Not applicable.

               (4) Specimen form of Common Stock Certificate. (Incorporated by reference to Exhibit (4) to Post-Effective Amendment No. 21.)

               (5)  (a)  Investment Advisory Agreement dated April 2, 1991, between Registrant and First Bank National Association, as amended and supplemented through August 1994. (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21.)

            *  (5)  (b)  Amendment No. 5 to Exhibit A to Investment Advisory
                         Agreement.

               (5)  (c)  Sub-Advisory Agreement relating to International Fund between First Bank National Association and Marvin & Palmer Associates, Inc. (Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 21.)

               (6)  (a)  Distribution Agreement [Class A and Class C] dated
                         February 10, 1994 between Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit
                         (6)(a) to Post-Effective Amendment No. 21.)

               (6)  (b)  Distribution and Service Agreement [Class B] dated
                         August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 21.)

               (6)  (c)  Form of Dealer Agreement. (Incorporated by reference to
                         Exhibit (6)(c) to Post-Effective Amendment No. 21.)

               (7)  Not applicable.

               (8)  (a)  Custodian Agreement dated September 20, 1993, between
                         Registrant and First Trust National Association, as supplemented through August 1994. (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18.)

             * (8)  (b)  Compensation Agreement dated as of June 1, 1995, pursuant to Custodian Agreement.

               (9)  (a)  Administration Agreement dated as of January 1, 1995 between Registrant and SEI Financial Management Corporation. (Incorporated by reference to Exhibit
                         (9)(a) to Post-Effective Amendment No. 23.)

               (9)  (b)  Transfer Agency Agreement dated as of March 31, 1994, between Registrant and Supervised Service Company, Inc. (Incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 21.)

            *  (9)  (c)  Assignment of Transfer Agency Agreement to DST Systems,
                         Inc.

              (10)  (a)  Opinion and Consent of D'Ancona & Pflaum dated November
                         10, 1987. (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 21.)

              (10)  (b)  Opinion and Consent of Dorsey & Whitney. (Incorporated
                         by reference to Exhibit (10)(a) to Post-Effective Amendment No. 15.)

           *  (11)  (a)  Consent of KPMG Peat Marwick LLP

              (11)  (b)  Opinion and Consent of Dorsey & Whitney dated November
                         25, 1991. (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 21.)

              (12)  Not applicable.

           *  (13)  Investment Letter for Initial Shares of Health Sciences
                    Fund.

              (14) Individual Retirement Plan Materials. (Incorporated by reference to Exhibit (14) to Post-Effective Amendment No. 21.)

              (15)  (a)  Form of Distribution Plan [Class A]. (Incorporated by
                         reference to Exhibit (15)(a) to Post-Effective Amendment No. 21.)

              (15)  (b)  Class B Distribution Plan. (Incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 21.)

              (15)  (c)  Service Plan [Class B]. (Incorporated by reference to
                         Exhibit (15)(c)) to Post-Effective Amendment No. 21.)

           *  (16)  Schedule for Computation of Performance Calculations.

           *  (17)  Financial Data Schedule meeting the requirements of
                    Rule 483.

              (18) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 23.)

              (19) Powers of Attorney of Directors Dayton, Eastman, Fish, Kedrowski, Strauss, Stringer and Veit. (Incorporated by reference to Exhibit (19) to Post-Effective Amendment No. 21.)


*     Filed herewith.



Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     The following table sets forth the number of holders of shares of each series of Common Stock of the Registrant as of October 31, 1995:

                                                   NUMBER OF RECORD HOLDERS
FUND                                            CLASS A     CLASS B    CLASS C

Stock Fund...................................    1,581       1,026        26
Equity Index Fund............................      241         116         3
Balanced Fund................................    1,595         429         5
Asset Allocation Fund........................      118          74         3
Equity Income Fund...........................      156         135         3
Diversified Growth Fund......................      266         148         4
Emerging Growth Fund.........................       63          59         3
Regional Equity Fund.........................    1,830       1,204         6
Special Equity Fund..........................    1,681         751         4
Technology Fund..............................      338         357         6
International Fund...........................      125          75         4
Real Estate Securities Fund..................        2           3         1
Health Sciences Fund.........................        0           0         0
Limited Term Income Fund.....................      191           0         3
Intermediate Term Income Fund................      192           0         3
Fixed Income Fund............................      560         410        50
Intermediate Government Bond Fund............      190           0         3
Intermediate Tax Free Fund...................       46           0         2
Minnesota Insured Intermediate Tax
      Free Fund..............................       72           0         2
Colorado Intermediate Tax Free Fund..........       75           0         2


ITEM 27. INDEMNIFICATION

     The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

     On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

     The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980).

     Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Registrant's investment adviser, First Bank National Association (the "Adviser"), is described in the section of the Registrant's Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Adviser are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                                                                       OTHER POSITIONS AND OFFICES
NAME                    POSITIONS AND OFFICES WITH ADVISER             AND PRINCIPAL BUSINESS ADDRESS

John F. Grundhofer      Chairman, President and Chief                  Chairman, President and Chief
                        Executive Officer                              Executive Officer of First Bank
                                                                       System, Inc. ("FBS").*

Richard A. Zona         Director, Vice Chairman and Chief              Vice Chairman and Chief Financial
                        Officer                                        Officer of FBS.*

William F. Farley       Director and Vice Chairman                     Vice Chairman and Head of the
                                                                       Distribution Group of FBS.*

Philip G. Heasley       Director and Executive Vice President          Vice Chairman and Head of the
                                                                       Product Group of FBS.*

Daniel C. Rohr          Director and Executive Vice President          Executive Vice President Commercial
                                                                       Banking of FBS.*

J. Robert Hoffman       Director and Executive Vice President          Executive Vice President Credit
                                                                       Administration of FBS.*

Lee R. Mitau            Director, Executive Vice President and         Executive Vice President, Secretary,
                        Secretary                                      and General Counsel of FBS; prior to
                                                                       October 1995 partner in Dorsey &
                                                                       Whitney P.L.L.P.*


* Address: First Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402.



ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal under-writer, distributor or investment adviser:

     Registrant's distributor, SEI Financial Services Company ("SFS") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Stepstone Funds, The Compass Capital Group of Funds, FFB Lexicon Funds, The Advisors' Inner Circle Fund, Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., The Arbor Fund, 1784 Funds, Marquis Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., Inventor Funds, Inc., The Achievement Funds Trust, Insurance Investment Products Trust, Bishop Street Funds, CrestFunds, Inc., Conestoga Family of Funds, STI Classic Variable Trust, and ARK Funds pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August
30, 1988, January 30, 1991, March 8, 1991, October 18, 1991, November 14, 1991,
February 28, 1992, May 1, 1992, May 29, 1992, October 30, 1992, November 1,
1992, January 28, 1993, June 1, 1993, August 17, 1993, January 3, 1994, August
1, 1994, December 27, 1994, December 30, 1994, January 27, 1995, March 1, 1995,
May 1, 1995, August 18, 1995, and November 1, 1995, respectively.

     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, Pennsylvania 19087.


NAME                        POSITIONS AND OFFICES WITH UNDERWRITER       POSITIONS AND OFFICES WITH REGISTRANT

Alfred P. West, Jr.         Director, Chairman & Chief                                     --
                            Executive Officer

Henry H. Greer              Director, President & Chief                                    --
                            Operating Officer

Carmen V. Romeo             Director, Executive                          Treasurer, Assistant Secretary
                            Vice President & Treasurer

Gilbert L. Beebower         Executive Vice President                                      --

Carl A. Guarino             Senior Vice President                                         --

Richard B. Lieb             Executive Vice President                                      --

Charlie Marsh               Executive Vice President                                      --
                             -- Capital Resources Division

Leo J. Dolan, Jr.           Senior Vice President                                         --

Peter Giegoldt              Senior Vice President                                         --

Jerome Hickey               Senior Vice President                                         --

David Lee                   Senior Vice President                        President

William Madden              Senior Vice President                                         --

A. Keith McDowell           Senior Vice President                                         --

Dennis J. McGonigle         Senior Vice President                                         --

Hartland J. McKeown         Senior Vice President                                         --

James V. Morris             Senior Vice President                                         --

Steve Onofrio               Senior Vice President                                         --

Kevin P. Robins             Senior Vice President,                       Vice President & Assistant Secretary
                            General Counsel & Secretary

Robert Wagner               Senior Vice President                                         --

Patrick K. Walsh            Senior Vice President                                         --

Kenneth Zimmer              Senior Vice President                                         --

Robert Crudup               Managing Director                                             --

Ward Curtis                 Managing Director                                             --

Jeff Drennan                Managing Director                                             --

Victor Galef                Managing Director                                             --

Michael Howard              Managing Director                                             --

Lawrence Hutchison          Managing Director                                             --

Kim Kirk                    Managing Director                                             --

John Krzeminski             Managing Director                                             --

Carolyn McLaurin            Managing Director                                             --

Barbara Moore               Managing Director                                             --

Donald Pepin                Managing Director                                             --

Mark Samuels                Managing Director                                             --

Wayne M. Withrow            Managing Director                                             --

Robert S. Ludwig            Team Leader                                                   --

Vicki Rainsford             Team Leader                                                   --

Chris Schwartz              Team Leader                                                   --

Robert Aller                Vice President                                                --

Charles Baker               Vice President                                                --

Steve Bendinelli            Vice President                                                --

Gordon W. Carpenter         Vice President                                                --

Robert B. Carroll           Vice President & Assistant Secretary         Vice President & Assistant Secretary

Ed Daly                     Vice President                                                --

Lucinda Duncalte            Vice President                                                --

Michael Kantor              Vice President                                                --

Samuel King                 Vice President                                                --

Donald H. Korytowski        Vice President                                                --

Jack May                    Vice President                                                --

Matt Mille                  Vice President                                                --

David O'Donovan             Vice President                                                --

Sandra K. Orlow             Vice President & Assistant Secretary         Vice President & Assistant Secretary

Kim Rainey                  Vice President                                                --

David Ray                   Vice President                                                --

Paul Sachs                  Vice President                                                --

Steve Smith                 Vice President                                                --

Kathryn L. Stanton          Vice President & Assistant Secretary         Vice President & Assistant Secretary

Joseph Velez                Vice President                                                --

David Wheeler               Vice President                                                --

William Zawaski             Vice President                                                --

James Dougherty             Director, Brokerage Services                                  --



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

                    LOCATION
                       OF                                                                              TYPE OF
REGULATION           RECORD      RECORD                                                                 FUND

270.31a-1(a)            2        General Ledger                                                          B
                        2        Cash Transaction Statement                                              D
                        2        Monthly Cash Summary Report                                             M
                        2        Purchases Report                                                        D
                        2        Sales Report                                                            D
                        2        Realized Gain/Loss Report                                               D
                        2        Securities Movement and Control List of Assets for Close of
                                 Business                                                                B
270.31a-1(b)(1)         2        Daily Portfolio Transaction Detail                                      D
                        2        Daily Settled Purchase and Sales Journal                                D
                        2        Money Market Monthly Transaction Journal                                M
                        2        Money Market General Ledger Activity Journal                            M
270.31a-1(b)2(i)        2        General Ledger                                                          B
                        2        Money Market General Ledger Activity Journal                            M
                        2        Open Trades/Secs. Out for Transfer Report                               D
                        2        Securities Movement and Control List of Assets for Close of
                                 Business                                                                B
                        2        Federal Reserve 3E Safe-Keeping Acct. Listing of Securities held
                                 by the Fund                                                             B
                        2        Div. Income Summary Report                                              D
                        2        Div. and Interest Receivable Report                                     D
                        2        Earned Income Report                                                    B
                        2        Money Market Daily Accrual Report                                       M
                        2        Money Market Daily Amortization Report                                  M
                        2        Statement of Condition                                                  B
270.31a-1(b)2(ii)       2        Fund Master Ledger                                                      D
                        2        Corporate Action Announcement Report                                    D
                        2        Purchases Report                                                        D
                        2        Sales Report                                                            D
270.31a-1(b)2(iii)      2        Brokerage Alloc/Commission Detail Report                                D
270.31a-1(b)2(iv)       1        Shareholder Master File-- CRT                                           B
                        1        Shareholder History File-- CRT                                          B
270.31a-1(b)3           2        Fund Master Ledger                                                      D
270.31a-1(b)4           1        Articles of Incorporation                                               B
                        1        Declaration of Trust                                                    B
                        1        By-Laws                                                                 B
                        1        Minute Books                                                            B
270.31a-1(b)5           1        Trade Tickets                                                           B
                        2        Purchase Report                                                         D
                        2        Sales Report                                                            D
270.31a-1(b)5           1        Trade Tickets                                                           B
                        2        Purchase Report                                                         D
                        2        Sales Report                                                            D
270.31a-1(b)6           1        Trade Tickets                                                           B
270.31a-1(b)7           2        Fund Master Ledger                                                      D
270.31a-1(b)8           2        Statement of Condition                                                  B
                        2        General Ledger                                                          B
                        2        Money Market General Ledger Activity Journal                            M
270.31a-1(b)9           2        Brokerage Alloc./Commission Detail Report                               D
                        1        Brokerage Commission Report                                             B
                        1        Reduction and Commission Report                                         D
                        1        Quarterly Brokerage Log                                                 B
270.31a-1(b)10          1        Custodian Blanket Authorization                                         B
                        1        Portfolio Manager Signoff                                               B
270.31a-1(b)11          1        Portfolio Manager Signoff                                               B
270.31a-1(b)12          2        All supporting documentation                                            B
270.31a-1(c)                     Not applicable
270.31a-1(d)            1        Director Payments thru Fund Journal                                     B
                        1        Exchange Purchase Journal                                               B
                        1        Confirmed Payments Journal                                              B
                        1        Fiduciary Contribution Journal                                          B
                        1        Direct Payments Journal                                                 B
                        1        Direct Redemptions Journal                                              B
                        2        General Ledger                                                          B
                        1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                         B
                        1        Daily Div. Close-out Journal                                            B
                        1        Asset Transfer/Rollover Journal                                         B
                        1        Redemption Check Register                                               B
                        1        Purchase Cancellations Journal                                          B
                        1        Redemption Cancellation Journal                                         B
                        1        Fail/Free Report                                                        B
                        1        Broker/Dealer Order Ticket                                              B
                        1        Inv. Services Order Breakdowns                                          B
                        1        EDGE Transaction Journal                                                B
                        1        Shareholder Receipt -- Retail                                           B
                        1        Account Application -- Retail                                           B
                        1        Additional Deposit Slip -- Retail                                       B
                        1        Trade Cancel Form                                                       B
                        1        Confirmation Statement                                                  B
                        1        Shareholder Statement                                                   B
                        1        Form U-4                                                                B
                        1        Fingerprint Card                                                        B
                        1        Form U-4 Status Report                                                  B
                        1        Form U-4 Score Report                                                   B
                        1        Form U-5                                                                B
270.31a-1(e)                     Not applicable
270.31a-1(f)            2        General Ledger                                                          B
                        1        Portfolio Manager Signoff                                               B
                        1        Trade Tickets                                                           B
270.31a-2(a)(1)         2        Daily Portfolio Transaction Detail                                      D
                        2        Daily Settled Pur. and Sales Journal                                    D
                        2        Money Market Monthly Transaction Journal                                M
                        2        Money Market General Ledger Activity Journal                            M
                        2        Open Trades/Secs. Out for Transfer Report D
                        2        Securities Movement and Control List of Assets for Close of Business    B
                        2        Fed. Reserve 3E Safe-Keeping Acct. Listing of Securities held by the
                                 Fund                                                                    B
270.31a-2(a)(1)         2        Div. Income Summary Report                                              D
                        2        Div. and Interest Receivable Report                                     D
                        2        Earned Income Report                                                    B
                        2        Money Market Daily Accrual Report                                       M
                        2        Money Market Daily Amortization Report                                  M
                        2        Statement of Condition                                                  B
                        2        Fund Master Ledger                                                      D
                        2        Corporate Action Announcement Report                                    D
                        2        Brokerage Alloc./Commission Detail Report                               D
                        1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                         B
                        1        Declaration of Trust                                                    B
                        1        By-laws                                                                 B
                        1        Minute Books                                                            B
270.31a-2(a)(2)         2        Purchases Report                                                        D
                        2        Sales Report                                                            D
                        2        General Ledger                                                          B
                        2        Money Market General Ledger Activity Journal                            M
                        2        Statement of Condition                                                  B
                        2        Fund Master Ledger                                                      D
                        2        Brokerage Alloc./Commission Detail Report                               D
                        1        Trade Tickets                                                           B
                        1        Brokerage Commission Report                                             B
                        1        Reduction and Commission Report                                         D
                        1        Quarterly Brokerage Log                                                 B
                        1        Custodian Blanket Authorization                                         B
                        1        Portfolio Manager Signoff                                               B
270.31a-2(a)(3)         1        Sales Literature File                                                   B
270.31a-2(b)                     Not applicable
270.31a-2(c)            1        Director Payments thru Fund Journal                                     B
                        1        Exchange Purchase Journal                                               B
                        1        Confirmed Payments Journal                                              B
                        1        Fiduciary Contribution Journal                                          B
                        1        Direct Payments Journal                                                 B
                        1        Direct Redemptions Journal                                              B
                        2        General Ledger                                                          B
                        1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                         B
                        1        Daily Div. Close-Out Journal                                            B
                        1        Asset Transfer/Rollover Journal                                         B
                        1        Redemption Check Register                                               B
                        1        Purchase Cancellations Journal                                          B
                        1        Redemption Cancellation Journal                                         B
                        1        Fail/Free Report                                                        B
                        1        Broker/Dealer Order Ticket                                              B
                        1        Inv. Services Order Breakdowns                                          B
                        1        EDGE Transaction Journal                                                B
                        1        Shareholder Receipt -- Retail                                           B
                        1        Account Application -- Retail                                           B
                        1        Additional Deposit Slip -- Retail                                       B
                        1        Trade Cancel Form                                                       B
270.31a-2(c)            1        Confirmation Statement                                                  B
                        1        Shareholder Statement                                                   B
                        1        Form U-4                                                                B
                        1        Fingerprint Card                                                        B
                        1        Form U-4 Status Report                                                  B
                        1        Form U-4 Score Report                                                   B
                        1        Form U-5                                                                B
270.31a-2(d)                     Not applicable
270.31a-2(e)            2        General Ledger                                                          B
                        1        Portfolio Manager Signoff                                               B
                        1        Trade Tickets                                                           B
270.31a-2(f)(1)         1        Microfilm                                                               B
270.31a-2(f)(2)         1        Retention Plan                                                          B
270.31a-2(f)(3)                  Not applicable
270.31a-3               1        Custodian Agreement                                                     B


(1) SEI Financial Management Corporation and SEI Financial Services Company 680 East Swedesford Road
         Wayne, Pennsylvania 19087-1658

(2)      First Trust National Association
         180 East Fifth Street
         St. Paul, Minnesota 55101

          B = Both                D = Debt Equity          M = Money Market


ITEM 31. MANAGEMENT SERVICES

     Not applicable.


ITEM 32. UNDERTAKINGS

     Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     Registrant, on behalf of Health Sciences Fund, undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the date such fund commences operations.

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment to Registration Statement No. 33-16905 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania, on the 15th day of November, 1995.

                                      FIRST AMERICAN INVESTMENT FUNDS, INC.



ATTEST:  /s/ Stephen G. Meyer         By:  /s/ David Lee
         Stephen G. Meyer                  David Lee, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                      TITLE                                 DATE


/s/ Stephen G. Meyer           Controller (Principal                  **
Stephen G. Meyer               Financial and Accounting
                               Officer)

       *                       Director                               **
Robert J. Dayton


       *                       Director                               **
Welles B. Eastman


       *                       Director                               **
Irving D. Fish


       *                       Director                               **
Leonard W. Kedrowski


       *                       Director                               **
Joseph D. Strauss


       *                       Director                               **
Virginia L. Stringer


       *                       Director                               **
Gae B. Veit


* By: /s/ David Lee
      David Lee
      Attorney in Fact

**  November 15, 1995.